UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

245 Park Avenue, 35th Floor

New York, NY 10167

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: August 31

Date of reporting period: February 28, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

WisdomTree Trust

Currency Strategy, Fixed Income and Alternative Funds

Semi-Annual Report

February 28, 2018

Currency Strategy Funds:

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

WisdomTree Brazilian Real Strategy Fund (BZF)

WisdomTree Chinese Yuan Strategy Fund (CYB)

WisdomTree Emerging Currency Strategy Fund (CEW)

Fixed Income Funds:

WisdomTree Asia Local Debt Fund (ALD)

WisdomTree Barclays Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund (AGND)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

WisdomTree Barclays Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

WisdomTree Bloomberg Floating Rate Treasury Fund (USFR)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

Alternative Funds:

WisdomTree CBOE Russell 2000 PutWrite Strategy Fund (RPUT)

WisdomTree CBOE S&P 500 PutWrite Strategy Fund (PUTW)

WisdomTree Managed Futures Strategy Fund (WTMF)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Performance Summary (unaudited)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

Investment Breakdown†

as of 2/28/18

Investment Type	% of Net Assets
U.S. Government Obligations	96.7%
Other Assets less Liabilities‡	3.3%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Holdings* as of 2/28/18

Description	% of Net Assets
U.S. Treasury Bill, 1.56%, 4/19/18	48.4%
U.S. Treasury Bill, 1.32%, 3/8/18	48.3%
*	The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Bloomberg U.S. Dollar Bullish Fund (the ‘‘Fund’’) seeks to provide total returns, before fees and expenses, that exceed the performance of the Bloomberg Dollar Total Return Index (the ‘‘Index’’).

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2018, the Fund’s annual expense ratio was 0.50%.

Performance as of 2/28/18

	Average Annual Total Return
	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	-1.01%	-7.64%	-1.10%	2.13%
Fund Market Price Returns	-1.05%	-7.75%	-1.14%	2.11%
Bloomberg Dollar Total Return Index	-0.96%	-7.58%	-0.86%	2.56%
Bloomberg Dollar Spot Index	-1.51%	-8.38%	-1.06%	2.57%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on December 18, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	1

Performance Summary (unaudited)

WisdomTree Brazilian Real Strategy Fund (BZF)

Investment Breakdown† as of 2/28/18

Investment Type	% of Net Assets
U.S. Government Obligations	66.1%
Repurchase Agreement	31.9%
Other Assets less Liabilities‡	2.0%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Holdings* as of 2/28/18

Description	% of Net Assets
U.S. Treasury Bill, 1.28%, 3/8/18	66.1%
Citigroup, Inc., tri-party repurchase agreement, 1.37%, 3/1/18††	31.9%
*	The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

††	Fully collateralized by U.S. Government securities.

The WisdomTree Brazilian Real Strategy Fund (the ‘‘Fund’’) seeks to achieve total returns reflective of both money market rates in Brazil available to foreign investors and changes in value of the Brazilian real relative to the U.S. dollar. The Brazilian real is a developing market currency, which can experience periods of significant volatility. Although the Fund invests in very short-term, investment grade instruments, the Fund is not a ‘‘money market’’ fund and it is not the objective of the Fund to maintain a constant share price.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2018, the Fund’s annual expense ratio was 0.45%.

Performance as of 2/28/18

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-0.63%	2.51%	5.50%	-0.97%	1.36%
Fund Market Price Returns	-0.85%	2.40%	5.18%	-1.01%	1.21%
JP Morgan Emerging Local Markets Index Plus (ELMI+) Brazil	-0.23%	3.08%	6.03%	-0.48%	2.27%
Brazilian real	-3.15%	-4.24%	-4.17%	-9.45%	-6.63%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on May 14, 2008.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

2	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Performance Summary (unaudited)

WisdomTree Chinese Yuan Strategy Fund (CYB)

Investment Breakdown† as of 2/28/18

Investment Type	% of Net Assets
U.S. Government Obligations	61.7%
Repurchase Agreement	31.0%
Other Assets less Liabilities‡	7.3%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Holdings* as of 2/28/18

Description	% of Net Assets
U.S. Treasury Bill, 1.56%, 4/19/18	39.9%
Citigroup, Inc., tri-party repurchase agreement, 1.37%, 3/1/18††	31.0%
U.S. Treasury Bill, 1.32%, 3/8/18	21.8%
*	The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

††	Fully collateralized by U.S. Government and U.S. Government agency securities.

The WisdomTree Chinese Yuan Strategy Fund (the ‘‘Fund”) seeks to achieve total returns reflective of both money market rates in China available to foreign investors and changes in value of the Chinese yuan relative to the U.S. dollar. The Chinese yuan is a developing market currency, which can experience periods of significant volatility. Although the Fund invests in very short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2018, the Fund’s annual expense ratio was 0.45%.

Performance as of 2/28/18

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	5.91%	11.92%	2.43%	1.97%	1.87%
Fund Market Price Returns	5.79%	11.87%	2.50%	2.00%	1.77%
JP Morgan Emerging Local Markets Index Plus (ELMI+) China	6.21%	12.80%	4.34%	2.98%	2.98%
Chinese yuan	4.30%	8.51%	-0.99%	-0.35%	1.02%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on May 14, 2008.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	3

Performance Summary (unaudited)

WisdomTree Emerging Currency Strategy Fund (CEW)

Investment Breakdown† as of 2/28/18

Investment Type	% of Net Assets
U.S. Government Obligations	63.4%
Repurchase Agreement	32.0%
Other Assets less Liabilities‡	4.6%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Holdings* as of 2/28/18

Description	% of Net Assets
U.S. Treasury Bill, 1.32%, 3/8/18	34.8%
Citigroup, Inc., tri-party repurchase agreement, 1.37%, 3/1/18††	32.0%
U.S. Treasury Bill, 1.56%, 4/19/18	28.6%
*	The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

††	Fully collateralized by U.S. Government securities.

The WisdomTree Emerging Currency Strategy Fund (the ‘‘Fund’’) seeks to achieve total returns reflective of both money market rates in selected emerging market countries available to foreign investors and changes to the value of these currencies relative to the U.S. dollar. Emerging market currencies can experience periods of significant volatility. Although the Fund invests in short-term, investment grade instruments, the Fund is not a ‘’money market’’ fund and it is not the objective of the Fund to maintain a constant share price.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2018, the Fund’s annual expense ratio was 0.55%.

Performance as of 2/28/18

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	3.55%	9.20%	2.49%	-1.29%	1.02%
Fund Market Price Returns	3.34%	9.46%	2.53%	-1.27%	0.90%
JP Morgan Emerging Local Markets Index Plus (ELMI+)	3.19%	9.69%	3.43%	-0.25%	1.81%
Equal-Weighted Emerging Currency Composite	3.94%	10.09%	3.35%	-0.48%	1.83%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on May 6, 2009.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

4	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Performance Summary (unaudited)

WisdomTree Asia Local Debt Fund (ALD)

Country Breakdown† as of 2/28/18

Country	% of Net Assets
Thailand	12.7%
Australia	12.4%
India	11.5%
Indonesia	10.1%
New Zealand	6.4%
Malaysia	6.4%
Hong Kong	6.1%
South Korea	4.9%
Singapore	4.8%
Philippines	4.7%
China	4.6%
Supranational Bonds	3.3%
Other Assets less Liabilities‡	12.1%
Total	100.0%

†	The Fund’s country breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 2/28/18

Description	% of Net Assets
India Government Bond, 7.72%, 5/25/25	5.0%
India Government Bond, 7.80%, 4/11/21	4.8%
South Australian Government Financing Authority, 5.00%, 5/20/21, Series 21	3.6%
Thailand Government Bond, 3.63%, 6/16/23	2.9%
Queensland Treasury Corp., 6.00%, 7/21/22, Series 22, Reg S	2.9%
China Government Bond, 2.36%, 8/18/21, Reg S	2.6%
Hong Kong Government Bond Programme, 2.46%, 8/4/21	2.6%
Treasury Corp. of Victoria, 5.50%, 12/17/24, Series 1224	2.5%
Indonesia Treasury Bond, 8.38%, 9/15/26, Series FR56	2.5%
Indonesia Treasury Bond, 9.00%, 3/15/29, Series FR71	2.4%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Asia Local Debt Fund (the ‘‘Fund’’) seeks a high level of total return consisting of both income and capital appreciation. The Fund attempts to achieve its objective through investments in fixed income instruments denominated in the currencies of a broad range of Asian countries.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2018, the Fund’s annual expense ratio was 0.55%.

Performance as of 2/28/18

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	1.39%	5.53%	1.27%	-0.72%	0.75%
Fund Market Price Returns	1.36%	5.51%	1.42%	-0.72%	0.74%
Markit iBoxx Asian Local Bond Index	2.36%	7.06%	2.61%	1.31%	2.87%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on March 17, 2011.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	5

Performance Summary (unaudited)

WisdomTree Barclays Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

Investment Breakdown†

as of 2/28/18

Investment Type	% of Net Assets
U.S. Government Obligations	35.3%
U.S. Government Agencies	28.2%
Corporate Bonds	24.4%
Commercial Mortgage-Backed Securities	2.8%
Foreign Corporate Bonds	2.5%
Foreign Government Obligations	1.2%
Municipal Bond	0.6%
Asset-Backed Securities	0.5%
Supranational Bond	0.1%
Other Assets less Liabilities‡	4.4%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 2/28/18

Description	% of Net Assets
U.S. Treasury Note, 1.63%, 12/31/19	6.5%
U.S. Treasury Bond, 2.50%, 5/15/46	2.9%
U.S. Treasury Note, 1.75%, 5/15/23	2.5%
U.S. Treasury Note, 1.50%, 8/15/26	2.3%
U.S. Treasury Bond, 6.88%, 8/15/25	1.8%
U.S. Treasury Note, 1.63%, 11/15/22	1.7%
U.S. Treasury Note, 2.50%, 8/15/23	1.7%
U.S. Treasury Note, 3.63%, 2/15/21	1.1%
U.S. Treasury Note, 2.63%, 11/15/20	1.0%
U.S. Treasury Note, 1.13%, 12/31/19	1.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Barclays Interest Rate Hedged U.S. Aggregate Bond Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the Bloomberg Barclays Rate Hedged U.S. Aggregate Bond Index, Zero Duration (the ‘‘Index’’).

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2018, the Fund’s annual expense ratio was 0.23%.

Performance as of 2/28/18

	Average Annual Total Return
	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	1.65%	2.40%	1.17%	0.97%
Fund Market Price Returns	1.73%	2.53%	1.27%	1.04%
Bloomberg Barclays Rate Hedged U.S. Aggregate Bond Index, Zero Duration	1.68%	2.74%	1.63%	1.51%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on December 18, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

6	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Performance Summary (unaudited)

WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund (AGND)

Investment Breakdown†

as of 2/28/18

Investment Type	% of Net Assets
U.S. Government Obligations	34.2%
U.S. Government Agencies	27.8%
Corporate Bonds	24.6%
Foreign Corporate Bonds	5.0%
Commercial Mortgage-Backed Securities	1.8%
Foreign Government Obligations	0.8%
Asset-Backed Securities	0.7%
Foreign Government Agencies	0.6%
Supranational Bonds	0.6%
Municipal Bonds	0.2%
U.S. Government Agencies Sold Short	-0.3%
Other Assets less Liabilities‡	4.0%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 2/28/18

Description	% of Net Assets
U.S. Treasury Note, 1.13%, 3/31/20	1.6%
Federal Home Loan Mortgage Corp., 3.50%, 8/1/46	1.4%
U.S. Treasury Note, 1.88%, 10/31/22	1.4%
U.S. Treasury Note, 2.00%, 12/31/21	1.3%
Federal National Mortgage Association, 3.50%, 7/1/43	1.2%
U.S. Treasury Bond, 6.88%, 8/15/25	1.0%
U.S. Treasury Note, 1.75%, 9/30/19	1.0%
U.S. Treasury Note, 1.38%, 9/30/19	1.0%
U.S. Treasury Note, 1.63%, 7/31/20	1.0%
U.S. Treasury Note, 1.13%, 4/30/20	0.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the Bloomberg Barclays Rate Hedged U.S. Aggregate Bond Index, Negative Five Duration (the ‘‘Index’’).

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2018, the Fund’s annual expense ratio was 0.28%.

Performance as of 2/28/18

	Average Annual Total Return
	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	3.93%	2.89%	1.27%	-1.18%
Fund Market Price Returns	4.07%	2.96%	1.38%	-1.04%
Bloomberg Barclays Rate Hedged U.S. Aggregate Bond Index, Negative Five Duration	4.08%	3.41%	2.07%	-0.40%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on December 18, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	7

Performance Summary (unaudited)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

Investment Breakdown†

as of 2/28/18

Investment Type	% of Net Assets
Corporate Bonds	40.8%
U.S. Government Agencies	24.7%
U.S. Government Obligations	15.6%
Foreign Corporate Bonds	7.7%
Commercial Mortgage-Backed Securities	6.9%
Foreign Government Obligations	3.1%
Municipal Bonds	0.3%
Foreign Government Agencies	0.2%
Other Assets less Liabilities‡	0.7%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 2/28/18

Description	% of Net Assets
U.S. Treasury Note, 2.50%, 8/15/23	1.0%
U.S. Treasury Note, 1.50%, 5/31/19	0.7%
U.S. Treasury Note, 2.25%, 11/15/27	0.5%
Federal National Mortgage Association, 5.00%, 3/1/48	0.5%
U.S. Treasury Note, 1.50%, 10/31/19	0.5%
U.S. Treasury Note, 3.38%, 11/15/19	0.4%
U.S. Treasury Note, 2.00%, 2/28/21	0.4%
Federal National Mortgage Association, 4.00%, 5/1/47	0.4%
Federal National Mortgage Association, 3.50%, 12/1/46	0.3%
Federal National Mortgage Association, 3.00%, 12/1/45	0.3%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the Bloomberg Barclays U.S. Aggregate Enhanced Yield Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2018, the Fund’s net and gross annual expense ratios were 0.12% and 0.20%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.12% through December 31, 2018, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 2/28/18

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	-2.08%	1.38%	2.46%
Fund Market Price Returns	-2.29%	1.19%	2.44%
Bloomberg Barclays U.S. Aggregate Enhanced Yield Index	-1.93%	1.69%	2.68%
Bloomberg Barclays U.S. Aggregate Index	-2.18%	0.51%	1.70%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on July 9, 2015.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

8	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Performance Summary (unaudited)

WisdomTree Barclays Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

Investment Breakdown†

as of 2/28/18

Investment Type	% of Net Assets
Corporate Bonds	51.1%
U.S. Government Obligations	27.3%
Foreign Corporate Bonds	9.3%
Commercial Mortgage-Backed Securities	9.2%
U.S. Government Agencies	3.8%
Foreign Government Obligations	2.1%
Other Assets less Liabilities‡	-2.8%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 2/28/18

Description	% of Net Assets
U.S. Treasury Note, 2.25%, 2/15/21	4.7%
U.S. Treasury Bill, 1.21%, 3/8/18	3.7%
U.S. Treasury Note, 0.75%, 8/15/19	3.3%
Federal National Mortgage Association, 2.50%, 3/1/33	3.2%
COMM Mortgage Trust, 3.04%, 11/10/49, Series 2016-CD2, Class A2	2.3%
U.S. Treasury Note, 1.50%, 7/15/20	2.3%
U.S. Treasury Note, 1.13%, 8/31/21	2.3%
JPMCC Commercial Mortgage Securities Trust, 3.24%, 3/15/50, Series 2017-JP5, Class A2	2.3%
U.S. Treasury Note, 2.00%, 2/28/21	2.3%
U.S. Treasury Note, 1.88%, 7/31/22	2.3%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Barclays Yield Enhanced U.S. Short-Term Aggregate Bond Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the Bloomberg Barclays U.S. Short Aggregate Enhanced Yield Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2018, the Fund’s net and gross annual expense ratios were 0.12% and 0.20%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.12% through December 31, 2018, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 2/28/18

	Cumulative Total Return
	6-Month	Since Inception[1]
Fund NAV Returns	-1.39%	-0.54%
Fund Market Price Returns	-1.25%	-0.32%
Bloomberg Barclays U.S. Short Aggregate Enhanced Yield Index	-1.26%	-0.32%
[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on May 18, 2017.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	9

Performance Summary (unaudited)

WisdomTree Bloomberg Floating Rate Treasury Fund (USFR)

Investment Breakdown†

as of 2/28/18

Investment Type	% of Net Assets
U.S. Government Obligations	99.8%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Holdings* as of 2/28/18

Description	% of Net Assets
U.S. Treasury Floating Rate Notes, 1.71%, 7/31/19	26.8%
U.S. Treasury Floating Rate Notes, 1.72%, 4/30/19	26.8%
U.S. Treasury Floating Rate Notes, 1.70%, 10/31/19	26.7%
U.S. Treasury Floating Rate Notes, 1.65%, 1/31/20	19.5%
*	The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Bloomberg Floating Rate Treasury Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of an index that measures the performance of the market for floating rate public obligations of the U.S. Treasury.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2018, the Fund’s net and gross annual expense ratios were 0.15% and 0.20%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.15% through December 31, 2018, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 2/28/18

	Average Annual Total Return
	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	0.65%	1.18%	0.61%	0.43%
Fund Market Price Returns	0.81%	1.42%	0.69%	0.39%
Bloomberg U.S. Treasury Floating Rate Bond Index	0.75%	1.38%	0.77%	0.59%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 4, 2014.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

10	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Performance Summary (unaudited)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

Country Breakdown† as of 2/28/18

Country	% of Net Assets
Russia	13.8%
Brazil	10.5%
Mexico	9.4%
India	6.9%
Chile	6.4%
Turkey	5.7%
Peru	5.0%
China	5.0%
Argentina	4.5%
United Arab Emirates	4.4%
Israel	3.2%
Kazakhstan	2.3%
Colombia	2.2%
Singapore	2.2%
Morocco	2.1%
South Korea	2.0%
Jamaica	2.0%
Luxembourg	1.6%
Hong Kong	1.4%
Indonesia	1.2%
Thailand	1.2%
Panama	1.0%
Zambia	0.8%
Kuwait	0.5%
South Africa	0.4%
Nigeria	0.4%
Other Assets less Liabilities‡	3.9%
Total	100.0%

†	The Fund’s country breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 2/28/18

Description	% of Net Assets
Cemex S.A.B. de C.V., 7.75%, 4/16/26, Reg S	2.7%
Gazprom Neft OAO Via GPN Capital S.A., 6.00%, 11/27/23, Reg S	2.4%
KazMunayGas National Co. JSC, 6.38%, 4/9/21, Reg S	2.3%
Oversea-Chinese Banking Corp., Ltd., 4.25%, 6/19/24, Reg S	2.2%
OCP S.A., 5.63%, 4/25/24, Reg S	2.1%
Woori Bank, 4.75%, 4/30/24, Reg S	2.0%
Abu Dhabi National Energy Co. PJSC, 4.38%, 6/22/26, Reg S	2.0%
Bharti Airtel Ltd., 4.38%, 6/10/25, Reg S	2.0%
Petrobras Global Finance B.V., 5.75%, 2/1/29	1.9%
Reliance Industries Ltd., 3.67%, 11/30/27	1.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets Corporate Bond Fund (the ‘‘Fund’’) seeks a high level of total return consisting of both income and capital appreciation. The Fund attempts to achieve its objective through investments in debt securities issued by corporate entities that are domiciled in, or economically tied to, emerging market countries.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2018, the Fund’s annual expense ratio was 0.60%.

Performance as of 2/28/18

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	0.44%	4.68%	4.18%	2.60%	3.86%
Fund Market Price Returns	0.90%	4.52%	4.45%	2.52%	3.87%
JP Morgan Corporate Emerging Markets Bond Index (CEMBI) Broad	0.01%	4.02%	5.63%	4.02%	5.02%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on March 8, 2012.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	11

Performance Summary (unaudited)

WisdomTree Emerging Markets Local Debt Fund (ELD)

Country Breakdown† as of 2/28/18

Country	% of Net Assets
Russia	10.6%
Brazil	10.3%
Indonesia	8.5%
Poland	6.2%
Colombia	5.9%
India	5.6%
Thailand	4.9%
Turkey	4.8%
South Africa	4.8%
Supranational Bonds	4.3%
Mexico	3.2%
China	3.1%
Malaysia	3.1%
Chile	3.1%
Peru	3.0%
Romania	3.0%
Hungary	3.0%
Philippines	2.9%
Argentina	2.5%
Other Assets less Liabilities‡	7.2%
Total	100.0%

†	The Fund’s country breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 2/28/18

Description	% of Net Assets
Brazil Letras do Tesouro Nacional, 9.23%, 7/1/19	3.3%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/21, Series F	3.2%
Russian Federal Bond - OFZ, 7.05%, 1/19/28, Series 6212	1.9%
Indonesia Treasury Bond, 8.25%, 6/15/32, Series FR58	1.7%
Indonesia Treasury Bond, 8.38%, 9/15/26, Series FR56	1.6%
Indonesia Treasury Bond, 8.38%, 3/15/24, Series FR70	1.6%
Colombian TES, 6.00%, 4/28/28, Series B	1.5%
Colombian TES, 10.00%, 7/24/24, Series B	1.5%
Indonesia Treasury Bond, 8.75%, 5/15/31, Series FR73	1.5%
RussianFederal Bond - OFZ, 7.60%, 4/14/21, Series 6205	1.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets Local Debt Fund (the ‘‘Fund’’) seeks a high level of total return consisting of both income and capital appreciation. The Fund attempts to achieve its objective through investments in fixed income instruments denominated in the local currencies of emerging market countries.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2018, the Fund’s annual expense ratio was 0.55%.

Performance as of 2/28/18

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	3.19%	10.86%	3.39%	-1.56%	1.10%
Fund Market Price Returns	2.99%	10.83%	3.25%	-1.61%	0.99%
JP Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified Index	3.88%	14.43%	4.02%	-0.97%	1.80%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on August 9, 2010.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

12	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Performance Summary (unaudited)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

Investment Breakdown†

as of 2/28/18

Investment Type	% of Net Assets
Corporate Bonds	83.1%
Foreign Corporate Bonds	12.7%
Other Assets less Liabilities‡	4.2%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 2/28/18

Description	% of Net Assets
Tenet Healthcare Corp., 6.00%, 10/1/20	0.8%
SFR Group S.A., 6.00%, 5/15/22	0.8%
Navient Corp., 8.00%, 3/25/20	0.7%
Valeant Pharmaceuticals International, Inc., 5.38%, 3/15/20	0.7%
Intelsat Jackson Holdings S.A., 7.25%, 10/15/20	0.6%
Sprint Corp., 7.25%, 9/15/21	0.6%
Navient Corp., 5.50%, 1/15/19	0.6%
iHeartCommunications, Inc., 9.00%, 3/1/21	0.6%
Bombardier, Inc., 8.75%, 12/1/21	0.6%
Freeport-McMoRan, Inc., 4.00%, 11/14/21	0.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Interest Rate Hedged High Yield Bond Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the ICE BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Zero Duration Index (the ‘‘Index’’).

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2018, the Fund’s annual expense ratio was 0.43%.

Performance as of 2/28/18

	Average Annual Total Return
	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	3.30%	5.62%	4.75%	3.69%
Fund Market Price Returns	3.29%	5.33%	4.90%	3.66%
ICE BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Zero Duration Index	3.34%	5.76%	5.30%	4.25%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on December 18, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	13

Performance Summary (unaudited)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

Investment Breakdown† as of 2/28/18

Investment Type	% of Net Assets
Corporate Bonds	87.3%
Foreign Corporate Bonds	8.1%
Other Assets less Liabilities‡	4.6%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 2/28/18

Description	% of Net Assets
Ally Financial, Inc., 7.50%, 9/15/20	1.1%
NXP B.V., 4.13%, 6/1/21	1.1%
Valeant Pharmaceuticals International, Inc., 5.38%, 3/15/20	1.0%
Navient Corp., 8.45%, 6/15/18	0.8%
CenturyLink, Inc., 5.63%, 4/1/20, Series V	0.8%
Lennar Corp., 4.50%, 6/15/19	0.8%
Dell, Inc., 5.65%, 4/15/18	0.8%
DISH DBS Corp., 4.25%, 4/1/18	0.7%
HCA Healthcare, Inc., 6.25%, 2/15/21	0.7%
Sprint Corp., 7.25%, 9/15/21	0.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Negative Duration High Yield Bond Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the ICE BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Negative Seven Duration Index (the ‘‘Index’’).

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2018, the Fund’s annual expense ratio was 0.48%.

Performance as of 2/28/18

	Average Annual Total Return
	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	7.43%	6.66%	4.69%	0.69%
Fund Market Price Returns	8.11%	7.28%	5.11%	0.99%
ICE BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Negative Seven Duration Index	7.62%	7.56%	6.01%	2.07%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on December 18, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

14	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Performance Summary (unaudited)

WisdomTree CBOE Russell 2000 PutWrite Strategy Fund (RPUT)

Investment Breakdown† as of 2/28/18

Investment Type	% of Net Assets
U.S. Government Obligations	62.0%
Other Assets less Liabilities‡	38.0%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Holdings* as of 2/28/18

Description	% of Net Assets
U.S. Treasury Bill, 1.30%, 3/15/18	62.0%
*	The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree CBOE Russell 2000 PutWrite Strategy Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the CBOE Russell 2000 PutWrite Index (the “Index”).

The Fund had less than six months of operating history at the end of the reporting period and therefore no comparative performance information is shown in this shareholder report. Comparative performance information for the most recent month-end is available at www.wisdomtree.com.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	15

Performance Summary (unaudited)

WisdomTree CBOE S&P 500 PutWrite Strategy Fund (PUTW)

Investment Breakdown† as of 2/28/18

Investment Type	% of Net Assets
U.S. Government Obligations	73.8%
Other Assets less Liabilities‡	26.2%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Holdings* as of 2/28/18

Description	% of Net Assets
U.S. Treasury Bill, 1.57%, 5/17/18	73.8%
*	The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree CBOE S&P 500 PutWrite Strategy Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the CBOE S&P 500 PutWrite Index (the “Index”).

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2018, the Fund’s net and gross annual expense ratios were 0.38% and 0.44%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.38% through December 31, 2018, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 2/28/18

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	1.52%	5.56%	9.89%
Fund Market Price Returns	1.44%	5.51%	9.89%
CBOE S&P 500 PutWrite Index	1.80%	6.08%	10.45%
S&P 500® Index	10.84%	17.10%	20.92%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 24, 2016.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

16	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Performance Summary (unaudited)

WisdomTree Managed Futures Strategy Fund (WTMF) (consolidated)

Investment Breakdown†

as of 2/28/18

Investment Type	% of Net Assets
U.S. Government Obligations	89.8%
Other Assets less Liabilities‡	10.2%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Holdings* as of 2/28/18

Description	% of Net Assets
U.S. Treasury Bill, 1.37%, 3/22/18	76.4%
U.S. Treasury Bill, 1.31%, 3/15/18	10.8%
U.S. Treasury Bill, 1.33%, 3/8/18	2.6%
*	The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Managed Futures Strategy Fund (the ‘‘Fund’’) seeks to provide investors with positive total returns in rising or falling markets.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2018, the Fund’s net and gross annual expense ratios were 0.65% and 0.75%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.65% through December 31, 2018, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 2/28/18

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	1.88%	-2.30%	-3.01%	-0.65%	-3.04%
Fund Market Price Returns	1.96%	-2.32%	-3.09%	-0.69%	-3.08%
Diversified Trends Indicator/WisdomTree Managed Futures Spliced Index[2]	2.44%	-1.24%	-2.03%	0.41%	-1.97%
S&P Diversified Trends Indicator Index	2.30%	-0.18%	-0.97%	1.32%	-1.41%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on January 5, 2011.
[2]	Diversified Trends Indicator Index through June 30, 2016; WisdomTree Managed Futures Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	17

Description of Terms and Indexes (unaudited)

Below are descriptions of certain terms and of each index referenced in this report.

Bloomberg Barclays Rate Hedged U.S. Aggregate Bond Index, Negative Five Duration:

The Bloomberg Barclays Rate Hedged U.S. Aggregate Bond Index, Negative Five Duration combines long positions in the Bloomberg Barclays U.S. Aggregate Bond Index with short positions in U.S. Treasury Bonds to provide a duration exposure of -5 years. Market values of long and short positions are rebalanced at month-end.

Bloomberg Barclays Rate Hedged U.S. Aggregate Bond Index, Zero Duration:

The Bloomberg Barclays Rate Hedged U.S. Aggregate Bond Index, Zero Duration combines long positions in the Bloomberg Barclays U.S. Aggregate Bond Index with short positions in U.S. Treasury Bonds to provide a duration exposure of 0 years. Market values of long and short positions are rebalanced at month-end.

Bloomberg Barclays U.S. Aggregate Enhanced Yield Index:

The Bloomberg Barclays U.S. Aggregate Enhanced Yield Index uses a rules-based approach to reallocate across subcomponents in the Bloomberg Barclays U.S. Aggregate Bond Index seeking to enhance yield while maintaining a similar risk profile.

Bloomberg Barclays U.S. Short Aggregate Enhanced Yield Index:

The Bloomberg Barclays U.S. Short Aggregate Enhanced Yield Index uses a rules-based approach to reallocate across subcomponents in the Bloomberg Barclays U.S. Aggregate Bond Index that generally have effective maturities shorter than 5 years and seeks to enhance yield while maintaining a similar risk profile.

Bloomberg Barclays U.S. Aggregate Index:

The Bloomberg Barclays U.S. Aggregate Index represents the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, as well as mortgage- and asset-backed securities.

Bloomberg Dollar Spot Index:

The Bloomberg Dollar Spot Index tracks the performance of a basket of 10 leading global currencies versus the U.S. dollar. Each currency in the basket and its weight is determined annually based on its share of international trade and foreign exchange (FX) liquidity.

Bloomberg Dollar Total Return Index:

The Bloomberg Dollar Total Return Index is structured to potentially benefit as the U.S. dollar appreciates relative to a basket of global currencies. The index tracks a long position in the U.S. dollar measured against a basket of developed and emerging market currencies which (i) have the highest liquidity in the currency markets and (ii) represent countries that make the largest contribution to trade flows with the United States. The index also incorporates differences in money market rates between the U.S. and the countries (or regions) represented by the foreign currencies.

Bloomberg U.S. Treasury Floating Rate Bond Index:

The Bloomberg U.S. Treasury Floating Rate Bond Index is a rules-based, market-value weighted index engineered to measure the performance and characteristics of floating rate coupon U.S. Treasuries which have a maturity greater than 12 months.

18	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Description of Terms and Indexes (unaudited) (continued)

CBOE® Russell 2000 PutWrite Index:

The CBOE® Russell 2000 PutWrite Index tracks the value of a cash-secured (i.e. collateralized) put option sales strategy, which consists of selling (or “writing”) Russell 2000® Index put options and investing the sale proceeds in one-month Treasury bills.

CBOE® S&P 500 PutWrite Index:

The CBOE® S&P 500 PutWrite Index tracks the value of a cash-secured (i.e. collateralized) put option sales strategy, which consists of selling (or “writing”) S&P 500® Index put options and investing the sale proceeds in one- and three-month Treasury bills.

Diversified Trends Indicator Index:

The Diversified Trends Indicator (“DTI”) Index is a long/short rules-based index that consists of ten commodity sectors and eight financial sectors. Each month the DTI Index sector exposure is rebalanced back to the fixed weights, 50% physical commodities and 50% financials (when energy is long) and approximately 40% commodities and 60% financials (when energy is flat). Each sector (other than the energy sector) is positioned either long or short depending on the current market environment (the energy sector is positioned as either “long” or “flat” (i.e., no exposure)). The DTI Index individual market components, sectors and related weightings, as well as other aspects of the calculation of the DTI Index, are subject to change at any time.

Equal-Weighted Emerging Currency Composite:

A composite incorporating equal-weighted exposure to the currencies within the Emerging Currency Strategy Fund was constructed as an additional gauge of Emerging Currency Strategy Fund performance. The composite tracks the returns for the currencies using the total returns of the country subindices of the JP Morgan Emerging Local Markets Index Plus (ELMI+). Each subindex uses a weighted basket of one-month, two-month and three-month currency forwards (deliverable or nondeliverable) collateralized with U.S. money market rates to proxy the total returns of an investment in local-currency money market instruments. Currency exposures are rebalanced back to equal-weighting at the end of the month in which the Emerging Currency Strategy Fund intends to rebalance, and currency changes are reflected in the composite at the end of the month they are reflected in the Fund.

Forward Currency Contracts:

A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A forward contract may either be deliverable or non-deliverable. A deliverable forward currency contract is an agreement by two parties to transact in currencies at a specific rate on a future date upon which each party delivers the promised currency. A non-deliverable forward (“NDF”) currency contract is an agreement by two parties to transact in currencies at a specific rate on a future date and then cash settle the agreement with a simple exchange of the market value difference between the current market rate and the initial agreed-upon rate.

ICE BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Negative Seven Duration Index:

The ICE BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Negative Seven Duration Index tracks the performance of the combination of a long position in short maturity U.S. high yield bonds and a short position in on-the-run U.S. Treasuries where the net interest rate exposure of the index is adjusted to a negative seven year duration. Market values of long and short positions are rebalanced at month-end.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	19

Description of Terms and Indexes (unaudited) (continued)

ICE BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Zero Duration Index:

The ICE BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Zero Duration Index tracks the performance of the combination of a long position in short maturity U.S. high yield bonds and a short position in on-the-run U.S. Treasuries where the net interest rate exposure of the index is adjusted to a zero year duration. Market values of long and short positions are rebalanced at month-end.

JP Morgan Corporate Emerging Markets Bond Index (CEMBI) Broad:

The JP Morgan Corporate Emerging Markets Bond Index (CEMBI) Broad is a market capitalization-weighted index consisting of U.S. dollar-denominated emerging market corporate bonds. The index serves as a global corporate benchmark representing Asia, Latin America, Europe and Middle East/Africa. U.S. dollar-denominated corporate issues from index-eligible countries are narrowed further by only including issues with more than $300 million current face outstanding and at least five years to maturity (at the time of inclusion into the index).

JP Morgan Emerging Local Markets Index Plus (ELMI+):

The JP Morgan Emerging Local Markets Index Plus (ELMI+) and its underlying country and regional subindices track the total returns for local-currency denominated money market instruments in emerging market countries.

JP Morgan Emerging Local Markets Index Plus (ELMI+) Brazil:

The Brazil subindex uses a weighted basket of one-month, two-month and three-month currency forwards collateralized with U.S. money market rates to proxy the total returns of an investment in Brazilian real money market instruments. The returns are reported in U.S. dollar terms.

JP Morgan Emerging Local Markets Index Plus (ELMI+) China:

The China subindex uses a weighted basket of one-month, two-month and three-month currency forwards collateralized with U.S. money market rates to proxy the total returns of an investment in Chinese yuan money market instruments. The returns are reported in U.S. dollar terms.

JP Morgan Government Bond Index-Emerging Markets (GBI-EM)

Global Diversified Index:

The JP Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified Index tracks the performance of local currency debt issued by emerging market governments, whose debt is accessible by most of the international investor base. The index incorporates a constrained market capitalization methodology in which individual issuer exposures are capped at 10% (with the excess distributed to smaller issuers) for greater diversification among issuing governments. The returns are reported in U.S. dollar terms.

Markit iBoxx Asian Local Bond Index:

The Markit iBoxx Asian Local Bond Index (“ALBI”) tracks the total return performance of a bond portfolio which consists of local currency denominated, high quality and liquid bonds in Asia ex-Japan. The ALBI includes bonds from the following countries: South Korea, Hong Kong, India, Singapore, Taiwan, Malaysia, Thailand, the Philippines, Indonesia and China.

S&P 500® Index:

The S&P 500® Index is a capitalization-weighted index of 500 stocks selected by Standard & Poor’s Index Committee, designed to represent the performance of the leading industries in the United States economy.

20	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Description of Terms and Indexes (unaudited) (continued)

S&P Diversified Trends Indicator Index:

The S&P Diversified Trends Indicator Index is a diversified composite of global commodity and financial futures that are highly liquid.

Spot Rate and NDF Rate Returns:

A “spot” rate is the foreign exchange rate on foreign exchange contracts settled generally within two business days from the trade date. The NDF rate is the foreign exchange rate on non-deliverable forward currency contracts settled on a future date that is generally greater than two business days from the trade date. The Brazilian real spot return rate relative to the U.S. dollar calculated by WisdomTree is the rate of return percentage difference between the end of period spot and the beginning of period spot rate using WM/Reuters London closing rates. The Chinese yuan NDF return rate relative to the U.S. dollar calculated by WisdomTree is the rate of return percentage difference between the end of period NDF rate and the beginning of period NDF rate using WM/Reuters Singapore closing rates.

WisdomTree Managed Futures Index:

The WisdomTree Managed Futures Index is a long/short, rules-based index designed to provide exposure to a portfolio consisting of diversified futures contracts for commodities, currencies and interest rates. On a monthly basis, assets with lower realized volatility will be selected, and a determination to go long or short the futures contracts of the selected assets under a proprietary composite momentum framework will be made. The composite momentum framework incorporates multiple momentum signals to decide the direction and weight in the index.

*  *  *  *  *  *

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”) or Bloomberg licensors own all proprietary rights in the BLOOMBERG BARCLAYS INDICES. Neither Bloomberg nor Barclays Bank Plc or Barclays Capital Inc. or their affiliates (collectively “Barclays”) guarantee the timeliness, accuracy or completeness of any data or information relating to BLOOMBERG BARCLAYS INDICES or make any warranty, express or implied, as to the BLOOMBERG BARCLAYS INDICES or any data or values relating thereto or results to be obtained therefrom, and expressly disclaims all warranties of merchantability and fitness for a particular purpose with respect thereto. It is not possible to invest directly in an index. Back-tested performance is not actual performance. Past performance is not an indication of future results. To the maximum extent allowed by law, Bloomberg and its licensors, and their respective employees, contractors, agents, suppliers and vendors shall have no liability or responsibility whatsoever for any injury or damages — whether direct, indirect, consequential, incidental, punitive or otherwise — arising in connection with BLOOMBERG BARCLAYS INDICES or any data or values relating thereto — whether arising from their negligence or otherwise. This document constitutes the provision of factual information, rather than financial product advice. Nothing in the BLOOMBERG BARCLAYS INDICES shall constitute or be construed as an offering of financial instruments or as investment advice or investment recommendations (i.e., recommendations as to whether or not to “buy,” “sell,” “hold” or enter into any other transaction involving a specific interest) by Bloomberg or its affiliates or licensors or a recommendation as to an investment or other strategy. Data and other information available via the BLOOMBERG BARCLAYS INDICES should not be considered as information sufficient upon which to base an investment decision. All information provided by the BLOOMBERG BARCLAYS INDICES is impersonal and not tailored to the needs of any specific person, entity or group of persons. Bloomberg and its affiliates express no opinion on the future or expected value of any security or other interest and do not explicitly or implicitly recommend or suggest an investment strategy of any kind. In addition, Barclays is not the issuer or producer of the BLOOMBERG BARCLAYS

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	21

Description of Terms and Indexes (unaudited) (continued)

INDICES and has no responsibilities, obligations or duties to investors in these indices. While Bloomberg may for itself execute transactions with Barclays in or relating to the BLOOMBERG BARCLAYS INDICES, investors in the BLOOMBERG BARCLAYS INDICES do not enter into any relationship with Barclays and Barclays does not sponsor, endorse, sell or promote, and Barclays makes no representation regarding the advisability or use of, the BLOOMBERG BARCLAYS INDICES or any data included therein. Investors should consider obtaining independent advice before making any financial decisions.

Merrill Lynch, Pierce, Fenner & Smith Incorporated and its affiliates (“ICE BofA Merrill Lynch”) indices and related information, the name “ICE BofA Merrill Lynch”, and related trademarks, are intellectual property licensed from ICE BofA Merrill Lynch, and may not be copied, used, or distributed without ICE BofA Merrill Lynch’s prior written approval. The licensee’s products have not been passed on as to their legality or suitability, and are not regulated, issued, endorsed, sold, guaranteed, or promoted by ICE BofA Merrill Lynch. ICE Bofa MERRILL LYNCH MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE INDICES, ANY RELATED INFORMATION, ITS TRADEMARKS, OR THE PRODUCT(S) (INCLUDING WITHOUT LIMITATION, THEIR QUALITY, ACCURACY, SUITABILITY AND/OR COMPLETENESS).

The CBOE Russell 2000 PutWrite Index (“Index”) is a trademark of Frank Russell Company (“Russell”) and has been licensed for use by WisdomTree. The WisdomTree CBOE Russell 2000 PutWrite Strategy Fund (the “Fund”) is not in any way sponsored, endorsed, sold or promoted by Russell or the London Stock Exchange Group companies (“LSEG”) (together, the “Licensor Parties”) and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the Index (upon which the Fund is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with the Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to WisdomTree or its clients. The Index is calculated by Russell or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein.

The CBOE S&P 500 PutWrite Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and CBOE® and has been licensed for use by WisdomTree. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is registered trademark of Dow Jones Trademarks Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by WisdomTree. CBOE® is a trademark of the Chicago Board Options Exchange, Incorporated, and has been licensed for use by SPDJI and WisdomTree. The WisdomTree CBOE S&P 500 PutWrite Strategy Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates or the Chicago Board Options Exchange, Incorporated, and none of such parties make any representation regarding the advisability of investing in such product(s), nor do they have any liability for any errors, omissions or interruptions of the CBOE S&P 500 PutWrite Index.

WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc. (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the underlying Indexes to track the performance of their underlying securities. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the underlying WisdomTree Indexes of the applicable Funds.

22	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Description of Terms and Indexes (unaudited) (concluded)

WisdomTree Investments is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of the underlying Indexes or the data included therein and shall have no liability in connection with the underlying Indexes or their calculation.

Index returns do not reflect expenses paid by the Funds. Index returns assume reinvestment of distributions. It is not possible to invest directly in an index.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	23

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2017 to February 28, 2018.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period 9/1/17 to 2/28/18” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

24	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Shareholder Expense Examples (unaudited) (continued)

	Beginning Account Value 9/1/17	Ending Account Value 2/28/18	Annualized Expense Ratio Based on the Period 9/1/17 to 2/28/18	Expenses Paid During the Period† 9/1/17 to 2/28/18
WisdomTree Bloomberg U.S. Dollar Bullish Fund
Actual	$1,000.00	$989.90	0.50%	$2.47
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	0.50%	$2.51
WisdomTree Brazilian Real Strategy Fund
Actual	$1,000.00	$993.70	0.45%	$2.22
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	0.45%	$2.26
WisdomTree Chinese Yuan Strategy Fund
Actual	$1,000.00	$1,059.10	0.45%	$2.30
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	0.45%	$2.26
WisdomTree Emerging Currency Strategy Fund
Actual	$1,000.00	$1,035.50	0.55%	$2.78
Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	0.55%	$2.76
WisdomTree Asia Local Debt Fund
Actual	$1,000.00	$1,013.90	0.55%	$2.75
Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	0.55%	$2.76
WisdomTree Barclays Interest Rate Hedged U.S. Aggregate Bond Fund
Actual	$1,000.00	$1,016.50	0.23%	$1.15
Hypothetical (5% return before expenses)	$1,000.00	$1,023.65	0.23%	$1.15
WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund
Actual	$1,000.00	$1,039.30	0.28%	$1.42
Hypothetical (5% return before expenses)	$1,000.00	$1,023.41	0.28%	$1.40
WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund
Actual	$1,000.00	$979.20	0.12%*	$0.59
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	0.12%*	$0.60
WisdomTree Barclays Yield Enhanced U.S. Short-Term Aggregate Bond Fund
Actual	$1,000.00	$986.10	0.12%*	$0.59
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	0.12%*	$0.60
WisdomTree Bloomberg Floating Rate Treasury Fund
Actual	$1,000.00	$1,006.50	0.15%*	$0.75
Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	0.15%*	$0.75
WisdomTree Emerging Markets Corporate Bond Fund
Actual	$1,000.00	$1,004.40	0.60%	$2.98
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	0.60%	$3.01
WisdomTree Emerging Markets Local Debt Fund
Actual	$1,000.00	$1,031.90	0.55%	$2.77
Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	0.55%	$2.76
WisdomTree Interest Rate Hedged High Yield Bond Fund
Actual	$1,000.00	$1,033.00	0.43%	$2.17
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	0.43%	$2.16
WisdomTree Negative Duration High Yield Bond Fund
Actual	$1,000.00	$1,074.30	0.48%	$2.47
Hypothetical (5% return before expenses)	$1,000.00	$1,022.41	0.48%	$2.41

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	25

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 9/1/17	Ending Account Value 2/28/18	Annualized Expense Ratio Based on the Period 9/1/17 to 2/28/18		Expenses Paid During the Period† 9/1/17 to 2/28/18
WisdomTree CBOE Russell 2000 PutWrite Strategy Fund
Actual[1]	$1,000.00	$970.70	0.43	%*	$0.33[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	0.43	%*	$2.16[1]
WisdomTree CBOE S&P 500 PutWrite Strategy Fund
Actual	$1,000.00	$1,015.20	0.38	%*	$1.90
Hypothetical (5% return before expenses)	$1,000.00	$1,022.91	0.38	%*	$1.91
WisdomTree Managed Futures Strategy Fund (consolidated)
Actual	$1,000.00	$1,018.80	0.65	%*	$3.25
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	0.65	%*	$3.26

†	Unless otherwise indicated in the footnotes below, expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the one-half year period).

*	WisdomTree Asset Management, Inc. has contractually agreed to limit its management fee to 0.12%, 0.12%, 0.15%, 0.43%, 0.38%, and 0.65% for WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund, WisdomTree Barclays Yield Enhanced U.S. Short-Term Aggregate Bond Fund, WisdomTree Bloomberg Floating Rate Treasury Fund, WisdomTree CBOE Russell 2000 PutWrite Strategy Fund, WisdomTree CBOE S&P 500 PutWrite Strategy Fund and WisdomTree Managed Futures Strategy Fund, respectively, through December 31, 2018, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

[1]

Fund commenced operations on February 1, 2018. Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 28/365 (to reflect the period since commencement of operations).

26	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

February 28, 2018

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS – 96.7%
U.S. Treasury Bills – 96.7%
U.S. Treasury Bills 1.32%, 3/8/18*	$24,528,000	$24,522,396
1.56%, 4/19/18*	24,622,000	24,570,478
TOTAL INVESTMENTS IN SECURITIES – 96.7% (Cost: $49,092,319)		49,092,874
Other Assets less Liabilities – 3.3%		1,663,111

NET ASSETS – 100.0%		$50,755,985
*	Interest rate shown reflects the discount rate at time of purchase.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	3/6/2018	792,000	AUD	619,432	USD	$—	$(4,285)
Bank of America N.A.	3/6/2018	1,908,000	AUD	1,483,859	USD	—	(1,915)
Bank of America N.A.	3/6/2018	237,000	AUD	185,672	USD	—	(1,594)
Bank of America N.A.	3/6/2018	665,490	AUD	516,873	USD	13	—
Bank of America N.A.	3/6/2018	1,779,000	CAD	1,416,026	USD	—	(29,563)
Bank of America N.A.	3/6/2018	4,286,000	CAD	3,400,173	USD	—	(59,881)
Bank of America N.A.	3/6/2018	533,000	CAD	421,009	USD	—	(5,615)
Bank of America N.A.	3/6/2018	1,494,990	CAD	1,165,091	USD	29	—
Bank of America N.A.	3/6/2018	512,000	CHF	543,368	USD	—	(1,064)
Bank of America N.A.	3/6/2018	1,234,000	CHF	1,320,030	USD	—	(12,993)
Bank of America N.A.	3/6/2018	154,000	CHF	164,472	USD	—	(1,357)
Bank of America N.A.	3/6/2018	430,290	CHF	455,744	USD	14	—
Bank of America N.A.	3/6/2018	2,381,000	CNH	376,381	USD	—	(267)
Bank of America N.A.	3/6/2018	5,735,000	CNH	898,875	USD	7,052	—
Bank of America N.A.	3/6/2018	714,000	CNH	112,845	USD	—	(59)
Bank of America N.A.	3/6/2018	2,000,670	CNH	316,027	USD	8	—
Bank of America N.A.	3/6/2018	3,175,000	EUR	3,899,357	USD	—	(24,895)
Bank of America N.A.	3/6/2018	7,647,000	EUR	9,376,453	USD	—	(44,796)
Bank of America N.A.	3/6/2018	952,000	EUR	1,170,985	USD	—	(9,256)
Bank of America N.A.	3/6/2018	2,667,840	EUR	3,255,472	USD	101	—
Bank of America N.A.	3/6/2018	937,000	GBP	1,301,781	USD	—	(11,658)
Bank of America N.A.	3/6/2018	2,258,000	GBP	3,141,490	USD	—	(32,529)
Bank of America N.A.	3/6/2018	281,000	GBP	392,556	USD	—	(5,657)
Bank of America N.A.	3/6/2018	787,500	GBP	1,084,257	USD	24	—
Bank of America N.A.	3/6/2018	16,713,000	INR	259,277	USD	—	(2,855)
Bank of America N.A.	3/6/2018	40,261,000	INR	621,599	USD	—	(3,888)
Bank of America N.A.	3/6/2018	5,011,000	INR	77,140	USD	—	(258)
Bank of America N.A.	3/6/2018	14,045,850	INR	215,295	USD	206	—
Bank of America N.A.	3/6/2018	243,755,000	JPY	2,227,171	USD	57,900	—
Bank of America N.A.	3/6/2018	587,200,000	JPY	5,406,082	USD	98,600	—
Bank of America N.A.	3/6/2018	73,078,000	JPY	683,995	USD	1,072	—
Bank of America N.A.	3/6/2018	204,854,580	JPY	1,920,340	USD	61	—
Bank of America N.A.	3/6/2018	511,608,000	KRW	470,942	USD	1,504	—
Bank of America N.A.	3/6/2018	1,232,452,000	KRW	1,122,656	USD	15,456	—
Bank of America N.A.	3/6/2018	153,380,000	KRW	142,480	USD	—	(841)
Bank of America N.A.	3/6/2018	429,961,140	KRW	397,046	USD	3	—
Bank of America N.A.	3/6/2018	23,391,000	MXN	1,242,398	USD	—	(2,354)
Bank of America N.A.	3/6/2018	56,349,000	MXN	2,969,353	USD	17,916	—
Bank of America N.A.	3/6/2018	7,013,000	MXN	377,285	USD	—	(5,500)
Bank of America N.A.	3/6/2018	19,658,100	MXN	1,042,119	USD	30	—
Bank of America N.A.	3/6/2018	1,046,478	USD	1,298,850	AUD	37,661	—
Bank of America N.A.	3/6/2018	2,373,243	USD	2,917,950	CAD	99,140	—

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	27

Schedule of Investments (unaudited) (continued)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

February 28, 2018

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	3/6/2018	904,658	USD	840,000	CHF	$14,940	$—
Bank of America N.A.	3/6/2018	618,865	USD	3,904,950	CNH	2,021	—
Bank of America N.A.	3/6/2018	6,477,789	USD	5,206,950	EUR	123,733	—
Bank of America N.A.	3/6/2018	2,185,181	USD	1,537,200	GBP	68,664	—
Bank of America N.A.	3/6/2018	429,652	USD	27,413,400	INR	9,057	—
Bank of America N.A.	3/6/2018	3,668,590	USD	399,816,900	JPY	—	(79,477)
Bank of America N.A.	3/6/2018	786,098	USD	839,160,000	KRW	11,173	—
Bank of America N.A.	3/6/2018	2,050,578	USD	38,367,000	MXN	16,601	—
Bank of America N.A.	4/5/2018	542,319	USD	698,250	AUD	—	(36)
Bank of America N.A.	4/5/2018	1,222,452	USD	1,567,650	CAD	—	(69)
Bank of America N.A.	4/5/2018	465,042	USD	437,850	CHF	—	(26)
Bank of America N.A.	4/5/2018	3,350,840	USD	2,739,450	EUR	—	(131)
Bank of America N.A.	4/5/2018	1,119,164	USD	811,650	GBP	—	(50)
Bank of America N.A.	4/5/2018	1,926,014	USD	204,993,600	JPY	—	(76)
Bank of America N.A.	4/5/2018	401,354	USD	434,505,750	KRW	—	(74)
Bank of America N.A.	4/5/2018	1,059,040	USD	20,076,000	MXN	—	(89)
Bank of America N.A.	4/6/2018	222,493	USD	14,585,550	INR	—	(499)
Bank of America N.A.	4/9/2018	319,435	USD	2,026,500	CNH	—	(64)
Citibank N.A.	3/6/2018	79,000	AUD	62,467	USD	—	(1,107)
Citibank N.A.	3/6/2018	665,490	AUD	516,874	USD	12	—
Citibank N.A.	3/6/2018	178,000	CAD	141,818	USD	—	(3,094)
Citibank N.A.	3/6/2018	1,494,990	CAD	1,165,088	USD	31	—
Citibank N.A.	3/6/2018	51,000	CHF	55,036	USD	—	(1,018)
Citibank N.A.	3/6/2018	430,290	CHF	455,742	USD	15	—
Citibank N.A.	3/6/2018	238,000	CNH	37,768	USD	—	(172)
Citibank N.A.	3/6/2018	2,000,670	CNH	316,023	USD	12	—
Citibank N.A.	3/6/2018	317,000	EUR	393,646	USD	—	(6,810)
Citibank N.A.	3/6/2018	2,667,840	EUR	3,255,464	USD	109	—
Citibank N.A.	3/6/2018	94,000	GBP	131,820	USD	—	(2,395)
Citibank N.A.	3/6/2018	787,500	GBP	1,084,243	USD	38	—
Citibank N.A.	3/6/2018	1,670,000	INR	26,020	USD	—	(398)
Citibank N.A.	3/6/2018	14,045,850	INR	215,572	USD	—	(71)
Citibank N.A.	3/6/2018	24,359,000	JPY	229,302	USD	—	(950)
Citibank N.A.	3/6/2018	204,854,580	JPY	1,920,338	USD	62	—
Citibank N.A.	3/6/2018	51,126,000	KRW	47,484	USD	—	(271)
Citibank N.A.	3/6/2018	429,961,140	KRW	397,075	USD	—	(26)
Citibank N.A.	3/6/2018	2,337,000	MXN	126,011	USD	—	(2,118)
Citibank N.A.	3/6/2018	19,658,100	MXN	1,042,119	USD	30	—
Citibank N.A.	3/6/2018	1,046,477	USD	1,298,850	AUD	37,660	—
Citibank N.A.	3/6/2018	2,373,220	USD	2,917,950	CAD	99,117	—
Citibank N.A.	3/6/2018	904,660	USD	840,000	CHF	14,942	—
Citibank N.A.	3/6/2018	618,819	USD	3,904,950	CNH	1,974	—
Citibank N.A.	3/6/2018	6,477,784	USD	5,206,950	EUR	123,728	—
Citibank N.A.	3/6/2018	2,185,170	USD	1,537,200	GBP	68,653	—
Citibank N.A.	3/6/2018	429,005	USD	27,413,400	INR	8,410	—
Citibank N.A.	3/6/2018	3,668,587	USD	399,816,900	JPY	—	(79,480)
Citibank N.A.	3/6/2018	784,907	USD	839,160,000	KRW	9,982	—
Citibank N.A.	3/6/2018	2,050,602	USD	38,367,000	MXN	16,625	—
Citibank N.A.	4/5/2018	542,332	USD	698,250	AUD	—	(23)
Citibank N.A.	4/5/2018	1,222,495	USD	1,567,650	CAD	—	(26)
Citibank N.A.	4/5/2018	465,049	USD	437,850	CHF	—	(19)
Citibank N.A.	4/5/2018	3,350,882	USD	2,739,450	EUR	—	(90)
Citibank N.A.	4/5/2018	1,119,180	USD	811,650	GBP	—	(34)
Citibank N.A.	4/5/2018	1,926,061	USD	204,993,600	JPY	—	(29)
Citibank N.A.	4/5/2018	401,361	USD	434,505,750	KRW	—	(67)
Citibank N.A.	4/5/2018	1,059,033	USD	20,076,000	MXN	—	(95)
Citibank N.A.	4/6/2018	222,769	USD	14,585,550	INR	—	(224)
Citibank N.A.	4/9/2018	319,450	USD	2,026,500	CNH	—	(49)

See Notes to Financial Statements.

28	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

February 28, 2018

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
HSBC Holdings PLC	3/6/2018	665,490	AUD	516,889	USD	$—	$(3)
HSBC Holdings PLC	3/6/2018	1,494,990	CAD	1,165,121	USD	—	(1)
HSBC Holdings PLC	3/6/2018	430,290	CHF	455,758	USD	—	—
HSBC Holdings PLC	3/6/2018	2,000,670	CNH	316,037	USD	—	(1)
HSBC Holdings PLC	3/6/2018	2,667,840	EUR	3,255,557	USD	16	—
HSBC Holdings PLC	3/6/2018	787,500	GBP	1,084,275	USD	6	—
HSBC Holdings PLC	3/6/2018	14,045,850	INR	215,288	USD	212	—
HSBC Holdings PLC	3/6/2018	204,854,580	JPY	1,920,398	USD	3	—
HSBC Holdings PLC	3/6/2018	429,961,140	KRW	396,764	USD	285	—
HSBC Holdings PLC	3/6/2018	19,658,100	MXN	1,042,160	USD	—	(11)
HSBC Holdings PLC	3/6/2018	1,046,457	USD	1,298,850	AUD	37,640	—
HSBC Holdings PLC	3/6/2018	2,373,166	USD	2,917,950	CAD	99,063	—
HSBC Holdings PLC	3/6/2018	904,636	USD	840,000	CHF	14,919	—
HSBC Holdings PLC	3/6/2018	619,499	USD	3,904,950	CNH	2,655	—
HSBC Holdings PLC	3/6/2018	6,477,602	USD	5,206,950	EUR	123,545	—
HSBC Holdings PLC	3/6/2018	2,185,130	USD	1,537,200	GBP	68,613	—
HSBC Holdings PLC	3/6/2018	429,450	USD	27,413,400	INR	8,855	—
HSBC Holdings PLC	3/6/2018	3,668,567	USD	399,816,900	JPY	—	(79,500)
HSBC Holdings PLC	3/6/2018	786,076	USD	839,160,000	KRW	11,151	—
HSBC Holdings PLC	3/6/2018	2,050,620	USD	38,367,000	MXN	16,644	—
HSBC Holdings PLC	4/5/2018	542,348	USD	698,250	AUD	—	(7)
HSBC Holdings PLC	4/5/2018	1,222,531	USD	1,567,650	CAD	10	—
HSBC Holdings PLC	4/5/2018	465,056	USD	437,850	CHF	—	(12)
HSBC Holdings PLC	4/5/2018	3,350,950	USD	2,739,450	EUR	—	(21)
HSBC Holdings PLC	4/5/2018	1,119,201	USD	811,650	GBP	—	(13)
HSBC Holdings PLC	4/5/2018	1,926,070	USD	204,993,600	JPY	—	(20)
HSBC Holdings PLC	4/5/2018	401,043	USD	434,505,750	KRW	—	(385)
HSBC Holdings PLC	4/5/2018	1,059,104	USD	20,076,000	MXN	—	(25)
HSBC Holdings PLC	4/6/2018	222,456	USD	14,585,550	INR	—	(536)
HSBC Holdings PLC	4/9/2018	319,501	USD	2,026,500	CNH	2	—
Morgan Stanley & Co. International	3/6/2018	507,040	AUD	393,809	USD	9	—
Morgan Stanley & Co. International	3/6/2018	1,139,040	CAD	887,688	USD	23	—
Morgan Stanley & Co. International	3/6/2018	327,840	CHF	347,233	USD	11	—
Morgan Stanley & Co. International	3/6/2018	1,524,320	CNH	240,782	USD	6	—
Morgan Stanley & Co. International	3/6/2018	2,032,640	EUR	2,480,368	USD	69	—
Morgan Stanley & Co. International	3/6/2018	600,000	GBP	826,092	USD	27	—
Morgan Stanley & Co. International	3/6/2018	10,701,600	INR	163,976	USD	215	—
Morgan Stanley & Co. International	3/6/2018	156,079,680	JPY	1,463,119	USD	44	—
Morgan Stanley & Co. International	3/6/2018	327,589,440	KRW	301,963	USD	550	—
Morgan Stanley & Co. International	3/6/2018	14,977,600	MXN	794,019	USD	—	(1)
Morgan Stanley & Co. International	3/6/2018	1,046,495	USD	1,298,850	AUD	37,678	—
Morgan Stanley & Co. International	3/6/2018	2,373,218	USD	2,917,950	CAD	99,115	—
Morgan Stanley & Co. International	3/6/2018	904,618	USD	840,000	CHF	14,900	—
Morgan Stanley & Co. International	3/6/2018	618,889	USD	3,904,950	CNH	2,045	—
Morgan Stanley & Co. International	3/6/2018	6,477,763	USD	5,206,950	EUR	123,707	—
Morgan Stanley & Co. International	3/6/2018	2,185,168	USD	1,537,200	GBP	68,651	—
Morgan Stanley & Co. International	3/6/2018	428,884	USD	27,413,400	INR	8,289	—
Morgan Stanley & Co. International	3/6/2018	3,668,610	USD	399,816,900	JPY	—	(79,457)
Morgan Stanley & Co. International	3/6/2018	784,686	USD	839,160,000	KRW	9,760	—
Morgan Stanley & Co. International	3/6/2018	2,050,709	USD	38,367,000	MXN	16,732	—
Morgan Stanley & Co. International	4/5/2018	413,204	USD	532,000	AUD	—	(19)
Morgan Stanley & Co. International	4/5/2018	931,415	USD	1,194,400	CAD	—	(29)
Morgan Stanley & Co. International	4/5/2018	354,318	USD	333,600	CHF	—	(19)
Morgan Stanley & Co. International	4/5/2018	2,553,044	USD	2,087,200	EUR	—	(77)
Morgan Stanley & Co. International	4/5/2018	852,707	USD	618,400	GBP	—	(27)
Morgan Stanley & Co. International	4/5/2018	1,467,449	USD	156,185,600	JPY	—	(48)
Morgan Stanley & Co. International	4/5/2018	305,121	USD	331,052,000	KRW	—	(729)
Morgan Stanley & Co. International	4/5/2018	806,904	USD	15,296,000	MXN	—	(51)

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	29

Schedule of Investments (unaudited) (concluded)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

February 28, 2018

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley & Co. International	4/6/2018	169,433	USD	11,112,800	INR	$—	$(465)
Morgan Stanley & Co. International	4/9/2018	243,408	USD	1,544,000	CNH	—	(20)
UBS AG	3/6/2018	665,490	AUD	516,881	USD	5	—
UBS AG	3/6/2018	1,494,990	CAD	1,165,097	USD	22	—
UBS AG	3/6/2018	430,290	CHF	455,747	USD	11	—
UBS AG	3/6/2018	2,000,670	CNH	316,023	USD	12	—
UBS AG	3/6/2018	2,667,840	EUR	3,255,498	USD	75	—
UBS AG	3/6/2018	787,500	GBP	1,084,254	USD	27	—
UBS AG	3/6/2018	14,045,850	INR	215,213	USD	288	—
UBS AG	3/6/2018	204,854,580	JPY	1,920,354	USD	46	—
UBS AG	3/6/2018	429,961,140	KRW	396,340	USD	709	—
UBS AG	3/6/2018	19,658,100	MXN	1,042,147	USD	2	—
UBS AG	3/6/2018	797,322	USD	989,600	AUD	28,699	—
UBS AG	3/6/2018	1,808,178	USD	2,223,200	CAD	75,528	—
UBS AG	3/6/2018	689,253	USD	640,000	CHF	11,373	—
UBS AG	3/6/2018	471,491	USD	2,975,200	CNH	1,515	—
UBS AG	3/6/2018	4,935,455	USD	3,967,200	EUR	94,269	—
UBS AG	3/6/2018	1,664,894	USD	1,171,200	GBP	52,309	—
UBS AG	3/6/2018	326,914	USD	20,886,400	INR	6,461	—
UBS AG	3/6/2018	2,795,134	USD	304,622,400	JPY	—	(60,536)
UBS AG	3/6/2018	598,019	USD	639,360,000	KRW	7,599	—
UBS AG	3/6/2018	1,562,301	USD	29,232,000	MXN	12,604	—
UBS AG	4/5/2018	542,327	USD	698,250	AUD	—	(28)
UBS AG	4/5/2018	1,222,482	USD	1,567,650	CAD	—	(38)
UBS AG	4/5/2018	465,054	USD	437,850	CHF	—	(14)
UBS AG	4/5/2018	3,350,893	USD	2,739,450	EUR	—	(79)
UBS AG	4/5/2018	1,119,179	USD	811,650	GBP	—	(34)
UBS AG	4/5/2018	1,926,079	USD	204,993,600	JPY	—	(11)
UBS AG	4/5/2018	400,623	USD	434,505,750	KRW	—	(805)
UBS AG	4/5/2018	1,059,006	USD	20,076,000	MXN	—	(122)
UBS AG	4/6/2018	222,429	USD	14,585,550	INR	—	(563)
UBS AG	4/9/2018	319,450	USD	2,026,500	CNH	—	(50)
						$2,021,383	$(665,994)

CURRENCY LEGEND
AUD	Australian dollar
CAD	Canadian dollar
CHF	Swiss franc
CNH	Offshore Chinese renminbi
EUR	Euro
GBP	British pound
INR	Indian rupee
JPY	Japanese yen
KRW	South Korean won
MXN	Mexican peso
USD	U.S. dollar

See Notes to Financial Statements.

30	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited)

WisdomTree Brazilian Real Strategy Fund (BZF)

February 28, 2018

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS – 66.1%
U.S. Treasury Bill – 66.1%
U.S. Treasury Bill 1.28%, 3/8/18* (Cost: $9,947,560)	$9,950,000	$9,947,727
REPURCHASE AGREEMENT – 31.9%
United States – 31.9%

Citigroup, Inc., tri-party repurchase agreement dated 2/28/18 (tri-party custodian: The Bank of New York Mellon Corp.), 1.37% due 3/1/18; Proceeds at maturity – $4,800,183 (fully collateralized by U.S. Treasury Bond, 3.75% due 8/15/41 and U.S. Treasury Note, 1.88% due 2/28/22; Market value – $4,896,066)

(Cost: $4,800,000)	4,800,000	4,800,000
TOTAL INVESTMENTS IN SECURITIES – 98.0% (Cost: $14,747,560)		14,747,727
Other Assets less Liabilities – 2.0%		302,251

NET ASSETS – 100.0%		$15,049,978
*	Interest rate shown reflects the discount rate at time of purchase.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	3/2/2018	5,799,994	BRL	1,786,317	USD	$—	$(1,017)
Bank of America N.A.	3/2/2018	629,479	USD	2,029,000	BRL	4,931	—
Bank of America N.A.	3/2/2018	1,051,469	USD	3,406,760	BRL	2,832	—
Bank of America N.A.	4/4/2018	632,767	USD	2,047,000	BRL	4,813	—
Bank of America N.A.	5/3/2018	5,313,560	BRL	1,662,124	USD	—	(37,090)
Bank of America N.A.	6/4/2018	3,413,029	BRL	1,043,612	USD	—	(3,023)
Canadian Imperial Bank of Commerce	3/2/2018	5,799,994	BRL	1,785,987	USD	—	(687)
Canadian Imperial Bank of Commerce	3/2/2018	1,051,794	USD	3,406,760	BRL	3,157	—
Canadian Imperial Bank of Commerce	6/4/2018	3,413,029	BRL	1,043,931	USD	—	(3,342)
Citibank N.A.	3/2/2018	5,799,994	BRL	1,786,317	USD	—	(1,017)
Citibank N.A.	3/2/2018	607,640	USD	2,028,000	BRL	—	(16,600)
Citibank N.A.	3/2/2018	627,533	USD	2,028,000	BRL	3,293	—
Citibank N.A.	3/2/2018	1,051,469	USD	3,406,760	BRL	2,832	—
Citibank N.A.	4/4/2018	3,806,826	BRL	1,135,857	USD	31,955	—
Citibank N.A.	4/4/2018	4,952,728	BRL	1,477,765	USD	41,573	—
Citibank N.A.	4/4/2018	631,108	USD	2,047,000	BRL	3,154	—
Citibank N.A.	5/3/2018	5,645,655	BRL	1,766,006	USD	—	(39,408)
Citibank N.A.	6/4/2018	3,413,029	BRL	1,043,548	USD	—	(2,959)
Goldman Sachs	3/2/2018	1,051,599	USD	3,406,760	BRL	2,962	—
Goldman Sachs	5/3/2018	5,645,655	BRL	1,765,233	USD	—	(38,635)
Goldman Sachs	6/4/2018	3,413,029	BRL	1,043,676	USD	—	(3,087)
JP Morgan Chase Bank N.A.	3/2/2018	4,907,688	BRL	1,512,156	USD	—	(1,517)
Morgan Stanley & Co. International	4/4/2018	5,853,223	BRL	1,747,492	USD	48,089	—
UBS AG	3/2/2018	801,106	USD	2,595,630	BRL	2,143	—
UBS AG	4/4/2018	5,853,223	BRL	1,750,104	USD	45,477	—
UBS AG	6/4/2018	2,600,404	BRL	795,085	USD	—	(2,254)
						$197,211	$(150,636)

CURRENCY LEGEND
BRL	Brazilian real
USD	U.S. dollar

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	31

Schedule of Investments (unaudited)

WisdomTree Chinese Yuan Strategy Fund (CYB)

February 28, 2018

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 61.7%
U.S. Treasury Bills – 61.7%
U.S. Treasury Bills
1.32%, 3/8/18*	$8,850,000	$8,847,978
1.56%, 4/19/18*	16,242,000	16,208,013
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $25,055,817)		25,055,991
REPURCHASE AGREEMENT – 31.0%
United States – 31.0%

Citigroup, Inc., tri-party repurchase agreement dated 2/28/18 (tri-party custodian: The Bank of New York Mellon Corp.), 1.37% due 3/1/18; Proceeds at maturity – $12,560,478 (fully collateralized by Fannie Mae Pool, 3.50% – 6.50% due
3/1/32 – 4/1/47, U.S. Treasury Notes, 1.50% – 1.88% due 5/31/19 – 2/28/22; Market value – $12,811,757)

(Cost: $12,560,000)	12,560,000	12,560,000
TOTAL INVESTMENTS IN SECURITIES – 92.7% (Cost: $37,615,817)		37,615,991
Other Assets less Liabilities – 7.3%		2,964,875

NET ASSETS – 100.0%		$40,580,866
*	Interest rate shown reflects the discount rate at time of purchase.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	3/14/2018	5,097,576	USD	32,170,800	CNH	$15,895	$—
Citibank N.A.	5/15/2018	33,664,550	CNY	5,276,989	USD	15,171	—
Citibank N.A.	6/13/2018	32,318,700	CNH	5,093,971	USD	—	(15,514)
Goldman Sachs	5/15/2018	32,344,372	CNY	5,073,627	USD	10,997	—
HSBC Holdings PLC	3/14/2018	30,909,200	CNH	4,644,857	USD	237,542	—
HSBC Holdings PLC	3/14/2018	4,896,895	USD	30,909,200	CNH	14,496	—
HSBC Holdings PLC	6/13/2018	31,051,300	CNH	4,893,783	USD	—	(14,482)
JP Morgan Chase Bank N.A.†	4/17/2018	7,650,000	CNH	1,161,378	USD	44,588	—
JP Morgan Chase Bank N.A.†	4/17/2018	57,630,000	CNY	8,746,396	USD	330,982	—
UBS AG	3/14/2018	32,170,800	CNH	4,835,824	USD	245,857	—
UBS AG	4/17/2018	7,350,000	CNH	1,116,088	USD	42,586	—
UBS AG	4/17/2018	55,370,000	CNY	8,403,400	USD	318,002	—
						$1,276,116	$(29,996)
†	As of February 28, 2018, the Fund posted cash collateral of $1,490,000 with the counterparty, JP Morgan Chase Bank N.A., for foreign currency contracts.

CURRENCY LEGEND
CNH	Offshore Chinese renminbi
CNY	Chinese yuan
USD	U.S. dollar

See Notes to Financial Statements.

32	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited)

WisdomTree Emerging Currency Strategy Fund (CEW)

February 28, 2018

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 63.4%
U.S. Treasury Bills – 63.4%
U.S. Treasury Bills
1.32%, 3/8/18*	$15,820,000	$15,816,386
1.56%, 4/19/18*	13,086,000	13,058,617
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $28,874,647)		28,875,003
REPURCHASE AGREEMENT – 32.0%
United States – 32.0%

Citigroup, Inc., tri-party repurchase agreement dated 2/28/18 (tri-party custodian: The Bank of New York Mellon Corp.), 1.37% due 3/1/18; Proceeds at maturity – $14,600,556 (fully collateralized by U.S. Treasury Note, 1.50% due 5/31/19 and U.S. Treasury Bond Coupon STRIPS, 0.00% due 2/15/29 – 8/15/32; Market value – $14,892,000)

(Cost: $14,600,000)	14,600,000	14,600,000
TOTAL INVESTMENTS IN SECURITIES – 95.4% (Cost: $43,474,647)		43,475,003
Other Assets less Liabilities – 4.6%		2,112,185

NET ASSETS – 100.0%		$45,587,188
*	Interest rate shown reflects the discount rate at time of purchase.

STRIPS – Separate Trading of Registered Interest and Principal of Securities.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	5/4/2018	1,750,320,000	CLP	2,882,727	USD	$57,822	$—
Bank of America N.A.	5/4/2018	35,110,000	ZAR	2,898,994	USD	48,686	—
Bank of Montreal	5/4/2018	8,272,915,000	COP	2,889,586	USD	—	(12,082)
Citibank N.A.	5/4/2018	9,245,000	BRL	2,875,673	USD	—	(48,568)
Citibank N.A.	5/4/2018	3,073,745,000	KRW	2,869,441	USD	—	(26,461)
Citibank N.A.	5/4/2018	9,690,000	PLN	2,894,162	USD	—	(62,827)
Goldman Sachs	5/4/2018	11,260,000	MYR	2,884,221	USD	—	(19,126)
HSBC Holdings PLC	5/4/2018	18,450,000	CNH	2,892,439	USD	13,114	—
HSBC Holdings PLC	5/4/2018	54,765,000	MXN	2,887,345	USD	—	(13,881)
HSBC Holdings PLC	5/4/2018	90,630,000	THB	2,888,145	USD	1,570	—
HSBC Holdings PLC	5/4/2018	83,820,000	TWD	2,885,370	USD	—	(3,438)
JP Morgan Chase Bank N.A.†	5/4/2018	148,535,000	PHP	2,869,133	USD	—	(36,780)
Societe Generale	5/4/2018	11,255,000	TRY	2,901,297	USD	1,140	—
State Street Bank and Trust	5/4/2018	185,835,000	INR	2,884,159	USD	—	(57,243)
UBS AG	5/4/2018	38,904,245,000	IDR	2,885,643	USD	—	(62,224)
UBS AG	5/4/2018	164,830,000	RUB	2,894,878	USD	12,088	—
						$134,420	$(342,630)
†	As of February 28, 2018, the Fund posted cash collateral of $580,000 with the counterparty, JP Morgan Chase Bank N.A., for foreign currency contracts.

CURRENCY LEGEND
BRL	Brazilian real	KRW	South Korean won	THB	Thai baht
CLP	Chilean peso	MXN	Mexican peso	TRY	Turkish New lira
CNH	Offshore Chinese renminbi	MYR	Malaysian ringgit	TWD	New Taiwan dollar
COP	Colombian peso	PHP	Philippine peso	USD	U.S. dollar
IDR	Indonesian rupiah	PLN	Polish zloty	ZAR	South African rand
INR	Indian rupee	RUB	Russian ruble

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	33

Schedule of Investments (unaudited)

WisdomTree Asia Local Debt Fund (ALD)

February 28, 2018

Investments	Principal Amount†		Value
FOREIGN GOVERNMENT AGENCIES – 15.8%
Australia – 12.4%
Queensland Treasury Corp. 6.00%, 7/21/22, Series 22, Reg S	736,000	AUD	$656,668
South Australian Government Financing Authority 5.00%, 5/20/21, Series 21	978,000	AUD	825,805
Treasury Corp. of Victoria 5.50%, 12/17/24, Series 1224	630,000	AUD	573,864
Western Australian Treasury Corp. 7.00%, 10/15/19, Series 19	327,000	AUD	275,012
5.00%, 7/23/25, Series 25, Reg S	580,000	AUD	511,402

Total Australia			2,842,751
New Zealand – 3.4%
New Zealand Local Government Funding Agency Bond
5.50%, 4/15/23	600,000	NZD	483,514
4.50%, 4/15/27	390,000	NZD	296,968

Total New Zealand			780,482
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $3,747,157)			3,623,233
FOREIGN GOVERNMENT OBLIGATIONS – 68.8%
China – 4.6%
China Government Bond
2.36%, 8/18/21, Reg S	4,000,000	CNY	597,292
3.10%, 6/29/22	2,000,000	CNY	302,576
3.48%, 6/29/27, Reg S	1,000,000	CNY	147,803

Total China			1,047,671
Hong Kong – 6.1%
Hong Kong Government Bond 1.51%, 2/24/27	650,000	HKD	80,293
Hong Kong Government Bond Programme
1.06%, 2/5/20	3,450,000	HKD	439,632
2.46%, 8/4/21	4,450,000	HKD	586,077
1.10%, 1/17/23	2,300,000	HKD	284,862

Total Hong Kong			1,390,864
India – 11.5%
India Government Bond
8.27%, 6/9/20	26,000,000	INR	409,957
7.80%, 4/11/21	70,000,000	INR	1,093,632
7.72%, 5/25/25	74,000,000	INR	1,135,338

Total India			2,638,927
Indonesia – 10.1%
Indonesia Treasury Bond
7.88%, 4/15/19, Series FR69	3,810,000,000	IDR	286,127
12.80%, 6/15/21, Series FR34	5,228,000,000	IDR	455,692
7.00%, 5/15/22, Series FR61	6,034,000,000	IDR	452,051
8.38%, 9/15/26, Series FR56	7,099,000,000	IDR	570,564
9.00%, 3/15/29, Series FR71	6,600,000,000	IDR	551,273

Total Indonesia			2,315,707
Malaysia – 6.4%
Malaysia Government Bond
4.38%, 11/29/19, Series 0902	346,000	MYR	89,930
4.16%, 7/15/21, Series 0111	850,000	MYR	221,532
3.88%, 3/10/22, Series 0117	910,000	MYR	234,579
3.48%, 3/15/23, Series 0313	782,000	MYR	196,997
3.96%, 9/15/25, Series 0115	1,745,000	MYR	444,027
Malaysia Government Investment Issue 4.26%, 7/26/27, Series 0117	1,075,000	MYR	274,994

Total Malaysia			1,462,059
New Zealand – 3.0%
New Zealand Government Bond
5.00%, 3/15/19, Series 319, Reg S	279,000	NZD	208,158
6.00%, 5/15/21, Series 521, Reg S	594,000	NZD	481,016

Total New Zealand			689,174
Philippines – 4.7%
Philippine Government Bond
3.50%, 3/20/21, Series 7-57	18,610,000	PHP	347,523
4.63%, 12/4/22, Series R511	15,015,000	PHP	280,758
3.63%, 9/9/25, Series 1060	16,166,000	PHP	270,500
Philippine Government International Bond 3.90%, 11/26/22	10,000,000	PHP	191,244

Total Philippines			1,090,025
Singapore – 4.8%
Singapore Government Bond
2.25%, 6/1/21	300,000	SGD	229,618
2.75%, 7/1/23	455,000	SGD	355,476
3.00%, 9/1/24	329,000	SGD	260,146
2.88%, 7/1/29	323,000	SGD	252,838

Total Singapore			1,098,078
South Korea – 4.9%
Korea Treasury Bond
3.75%, 6/10/22, Series 2206	444,870,000	KRW	431,500
3.50%, 3/10/24, Series 2403	437,090,000	KRW	423,123
2.25%, 6/10/25, Series 2506	295,610,000	KRW	265,626

Total South Korea			1,120,249
Thailand – 12.7%
Thailand Government Bond
2.55%, 6/26/20	11,969,000	THB	391,146
1.88%, 6/17/22	16,800,000	THB	537,640
3.63%, 6/16/23	19,113,000	THB	662,601
3.85%, 12/12/25	14,622,000	THB	518,599
4.88%, 6/22/29	10,952,000	THB	424,686
3.40%, 6/17/36	11,500,000	THB	382,830

Total Thailand			2,917,502
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $16,127,807)			15,770,256

See Notes to Financial Statements.

34	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Asia Local Debt Fund (ALD)

February 28, 2018

Investments	Principal Amount†		Value
SUPRANATIONAL BONDS – 3.3%
Asian Development Bank 2.85%, 10/21/20	2,500,000	CNY	$383,388
European Investment Bank 7.20%, 7/9/19, Reg S	5,190,000,000	IDR	384,966
TOTAL SUPRANATIONAL BONDS (Cost: $827,013)			768,354
TOTAL INVESTMENTS IN SECURITIES – 87.9% (Cost: $20,701,977)			20,161,843
Other Assets less Liabilities – 12.1%			2,769,152

NET ASSETS – 100.0%			$22,930,995

†	Principal amount is reported in U.S. dollars unless otherwise noted.

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	3/1/2018	46,186	USD	61,126	SGD	$—	$(22)
Bank of America N.A.	3/21/2018	8,000,000	PHP	158,072	USD	—	(4,866)
Bank of America N.A.	3/21/2018	70,000	SGD	52,902	USD	—	(33)
Citibank N.A.	3/22/2018	87,890,000	KRW	80,841	USD	384	—
Citibank N.A.	3/22/2018	11,582,665	TWD	388,811	USD	7,615	—
Citibank N.A.	3/22/2018	173,552	USD	11,296,500	INR	676	—
HSBC Holdings PLC	3/21/2018	5,500,000	PHP	108,449	USD	—	(3,121)
JP Morgan Chase Bank N.A.	3/22/2018	37,000,000	INR	578,450	USD	—	(12,221)
JP Morgan Chase Bank N.A.	3/22/2018	8,000,000	TWD	271,435	USD	2,371	—
Morgan Stanley & Co. International	3/22/2018	87,890,000	KRW	80,740	USD	485	—
Morgan Stanley & Co. International	3/22/2018	11,582,665	TWD	389,066	USD	7,359	—
Morgan Stanley & Co. International	3/22/2018	173,549	USD	11,296,500	INR	674	—
UBS AG	3/21/2018	360,000	SGD	267,925	USD	3,971	—
UBS AG	3/22/2018	82,720,000	KRW	75,970	USD	478	—
UBS AG	3/22/2018	10,901,332	TWD	366,195	USD	6,912	—
UBS AG	3/22/2018	163,357	USD	10,632,000	INR	650	—
						$31,575	$(20,263)

CURRENCY LEGEND
AUD	Australian dollar	NZD	New Zealand dollar
CNY	Chinese yuan	PHP	Philippine peso
HKD	Hong Kong dollar	SGD	Singapore dollar
IDR	Indonesian rupiah	THB	Thai baht
INR	Indian rupee	TWD	New Taiwan dollar
KRW	South Korean won	USD	U.S. dollar
MYR	Malaysian ringgit

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	35

Schedule of Investments (unaudited)

WisdomTree Barclays Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2018

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – 28.2%
Federal Home Loan Bank – 0.7%
Federal Home Loan Bank 5.50%, 7/15/36	$150,000	$195,846
Federal Home Loan Mortgage Corporation – 8.3%
2.38%, 1/13/22	197,000	195,408
3.00%, 8/1/29	53,920	53,773
2.50%, 12/1/31	81,348	79,380
2.50%, 11/1/32	48,114	46,950
3.00%, 1/1/33	49,339	49,173
2.00%, 3/1/33(a)	25,000	23,769
2.50%, 3/1/33(a)	50,000	48,727
3.00%, 3/1/33(a)	25,000	24,885
3.50%, 3/1/33(a)	50,000	50,859
4.00%, 5/1/34	77,564	80,399
3.00%, 5/1/37	46,853	46,249
3.00%, 8/1/43	147,835	144,344
4.00%, 12/1/43	38,079	39,213
3.50%, 1/1/45	69,831	69,932
3.50%, 8/1/45	120,274	120,414
4.00%, 8/1/45	71,367	73,444
3.50%, 9/1/45	48,658	48,715
4.00%, 11/1/45	79,074	81,378
3.00%, 4/1/46	24,938	24,209
3.50%, 5/1/46	39,650	39,697
3.00%, 9/1/46	55,732	54,104
3.00%, 10/1/46	135,991	131,998
3.00%, 11/1/46	115,124	111,726
4.00%, 11/1/46	41,192	42,393
3.50%, 12/1/46	175,984	176,190
3.00%, 2/1/47	23,453	22,756
4.00%, 2/1/47	42,562	43,794
4.50%, 4/1/47	49,728	52,122
3.50%, 5/1/47	45,882	45,936
4.50%, 5/1/47	84,356	88,417
3.50%, 8/1/47	23,970	23,998
4.00%, 8/1/47	72,044	74,151
4.50%, 9/1/47	45,635	47,834
3.50%, 10/1/47	49,148	49,205
2.50%, 3/1/48(a)	25,000	23,366
3.50%, 3/1/48(a)	25,000	24,970
4.50%, 3/1/48(a)	25,000	26,181
5.00%, 3/1/48(a)	25,000	26,725

Total Federal Home Loan Mortgage Corporation		2,406,784
Federal National Mortgage Association – 11.5%
4.00%, 8/1/18	2,521	2,583
4.00%, 7/1/19	7,847	8,040
5.50%, 10/1/25	72,396	78,676
4.00%, 7/1/26	15,556	16,003
3.50%, 12/1/26	19,197	19,539
2.50%, 8/1/28	47,016	46,217
3.00%, 11/1/28	25,849	25,841
3.00%, 7/1/29	102,530	102,435
3.00%, 9/1/30	53,273	53,191
2.50%, 6/1/31	40,927	39,958
2.50%, 10/1/31	35,149	34,317
2.50%, 10/1/32	47,806	46,674
2.50%, 12/1/32	24,367	23,790
2.00%, 3/1/33(a)	25,000	23,779
2.50%, 3/1/33(a)	25,000	24,379
3.00%, 3/1/33(a)	25,000	24,890
3.50%, 3/1/33(a)	50,000	50,834
4.00%, 8/1/34	26,291	27,295
3.50%, 1/1/36	30,418	30,885
4.50%, 9/1/39	35,645	37,682
3.50%, 6/1/42	23,922	24,039
3.50%, 5/1/43	37,622	37,778
4.00%, 6/1/43	15,036	15,523
3.00%, 8/1/43	67,847	66,274
4.00%, 11/1/43	32,884	33,862
4.50%, 5/1/44	27,428	28,810
4.00%, 9/1/44	120,928	124,225
4.00%, 10/1/44	36,757	37,757
3.50%, 4/1/45	134,378	134,439
3.50%, 12/1/45	67,247	67,242
3.50%, 1/1/46	158,899	158,887
3.50%, 2/1/46	85,202	85,195
3.50%, 4/1/46	36,629	36,626
4.00%, 4/1/46	36,036	37,095
3.50%, 5/1/46	200,489	200,474
4.00%, 7/1/46	97,634	100,142
3.00%, 9/1/46	135,518	131,436
3.00%, 10/1/46	45,629	44,255
4.00%, 10/1/46	41,929	43,007
2.50%, 11/1/46	23,807	22,268
3.00%, 11/1/46	260,329	252,801
3.50%, 11/1/46	44,631	44,614
3.00%, 1/1/47	94,668	91,817
3.00%, 2/1/47	47,456	46,027
4.00%, 2/1/47	49,566	50,850
3.50%, 3/1/47	22,841	22,839
4.00%, 3/1/47	49,448	50,728
4.00%, 5/1/47	49,434	50,722
4.00%, 8/1/47	47,550	48,761
3.50%, 11/1/47	49,136	49,133
4.50%, 11/1/47	96,469	101,279
3.00%, 1/1/48	49,721	48,223
3.50%, 1/1/48	49,630	49,626
3.00%, 3/1/48(a)	25,000	24,217
4.00%, 3/1/48(a)	25,000	25,605
4.50%, 3/1/48(a)	50,000	52,349
5.00%, 3/1/48(a)	150,000	160,121

Total Federal National Mortgage Association		3,316,054
Government National Mortgage Association – 7.7%
5.00%, 2/20/43	64,288	68,566
5.00%, 4/20/44	142,227	149,785
3.50%, 7/20/44	213,866	215,916
4.00%, 7/20/44	42,067	43,555
5.00%, 7/20/44	26,008	27,367
3.50%, 8/20/44	265,449	267,904
5.00%, 8/20/44	24,577	25,943
3.00%, 1/20/45	49,524	48,505
3.00%, 12/20/45	274,667	268,820
3.00%, 5/20/46	47,807	46,848
3.50%, 9/20/46	244,157	245,901

See Notes to Financial Statements.

36	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2018

Investments	Principal Amount	Value
4.00%, 12/20/46	$79,057	$81,303
4.00%, 1/20/47	75,393	77,460
3.50%, 2/20/47	96,898	97,587
4.00%, 8/20/47	95,499	98,144
4.50%, 10/20/47	53,832	56,093
3.00%, 12/20/47	124,392	121,738
4.00%, 1/20/48	51,926	53,429
2.50%, 3/1/48(a)	25,000	23,647
3.00%, 3/1/48(a)	100,000	97,733
3.50%, 3/1/48(a)	25,000	25,140
4.00%, 3/1/48(a)	25,000	25,650
4.50%, 3/1/48(a)	50,000	51,984

Total Government National Mortgage Association		2,219,018
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $8,254,812)		8,137,702
U.S. GOVERNMENT OBLIGATIONS – 35.3%
U.S. Treasury Bonds – 7.8%
U.S. Treasury Bond
7.63%, 11/15/22	200,000	244,566
6.88%, 8/15/25	401,000	511,197
5.38%, 2/15/31	25,000	31,628
5.00%, 5/15/37	25,000	32,285
4.38%, 2/15/38	80,000	96,277
4.50%, 5/15/38	25,000	30,602
3.50%, 2/15/39	150,000	160,714
4.25%, 5/15/39	150,000	178,227
3.63%, 8/15/43	15,000	16,344
2.50%, 5/15/46	960,000	846,188
2.25%, 8/15/46	30,000	25,021
2.75%, 11/15/47	100,000	92,670

Total U.S. Treasury Bonds		2,265,719
U.S. Treasury Notes – 27.5%
U.S. Treasury Note
1.13%, 2/28/19	100,000	99,057
1.75%, 9/30/19	100,000	99,289
1.13%, 12/31/19	300,000	294,059
1.63%, 12/31/19	1,900,000	1,878,811
1.88%, 12/31/19	200,000	198,680
1.38%, 5/31/20	200,000	195,828
2.63%, 8/15/20	200,000	201,270
2.63%, 11/15/20	300,000	301,898
3.63%, 2/15/21	300,000	310,271
1.13%, 8/31/21	200,000	190,703
1.75%, 5/15/22	30,000	29,011
1.63%, 8/15/22	200,000	191,762
1.63%, 8/31/22	200,000	191,590
1.88%, 8/31/22	200,000	193,750
1.75%, 9/30/22	200,000	192,437
1.88%, 9/30/22	200,000	193,504
1.63%, 11/15/22	522,000	498,846
1.75%, 5/15/23	750,000	716,294
2.50%, 8/15/23	500,000	495,088
2.00%, 2/15/25	250,000	237,222
2.00%, 8/15/25	200,000	188,941
1.50%, 8/15/26	725,000	650,603
2.38%, 5/15/27	250,000	239,814
2.25%, 8/15/27	25,000	23,687
2.25%, 11/15/27	125,000	118,281

Total U.S. Treasury Notes		7,930,696
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $10,359,035)		10,196,415
CORPORATE BONDS – 24.4%
United States – 24.4%
21st Century Fox America, Inc. 6.65%, 11/15/37	22,000	28,659
3M Co. 3.13%, 9/19/46	25,000	21,929
AbbVie, Inc. 3.60%, 5/14/25	61,000	60,423
Air Lease Corp. 3.63%, 4/1/27	25,000	23,924
Allergan Funding SCS 3.45%, 3/15/22	25,000	24,967
Altria Group, Inc. 2.85%, 8/9/22	75,000	73,774
Amazon.com, Inc. 4.05%, 8/22/47(b)	25,000	24,949
American Express Co. 4.05%, 12/3/42	20,000	19,978
American Honda Finance Corp. 1.95%, 7/20/20	25,000	24,539
American International Group, Inc. 2.30%, 7/16/19	25,000	24,833
American Tower Corp. 3.60%, 1/15/28	20,000	19,004
Amgen, Inc. 4.66%, 6/15/51	88,000	89,172
Anadarko Petroleum Corp. 5.55%, 3/15/26(c)	25,000	27,297
Anthem, Inc. 4.65%, 1/15/43	69,000	70,569
Apple, Inc.
1.55%, 2/7/20	70,000	68,760
2.00%, 5/6/20	70,000	69,235
3.00%, 6/20/27	25,000	23,967
4.38%, 5/13/45	20,000	21,008
AT&T, Inc.
5.80%, 2/15/19	25,000	25,732
2.30%, 3/11/19	50,000	49,917
2.80%, 2/17/21	25,000	24,804
4.45%, 5/15/21	25,000	25,938
3.00%, 2/15/22	25,000	24,723
4.30%, 2/15/30(b)	54,000	52,806
4.35%, 6/15/45	52,000	46,739
Bank of America Corp.
2.60%, 1/15/19, Series L	28,000	28,013
3.00%, 12/20/23, (3.004% fixed rate until 12/20/22; 3-month U.S. dollar London Interbank Offered Rate + 0.790% thereafter)(b)(d)	165,000	161,624
3.95%, 1/23/49, (3.946% fixed rate until 1/23/48; 3-month U.S. dollar London Interbank Offered Rate + 1.190% thereafter)(d)	20,000	19,215

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	37

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2018

Investments	Principal Amount	Value
BB&T Corp.
5.25%, 11/1/19	$25,000	$25,977
2.45%, 1/15/20	25,000	24,855
Becton Dickinson and Co. 2.68%, 12/15/19	25,000	24,919
Boardwalk Pipelines L.P. 4.45%, 7/15/27	20,000	19,595
Boeing Co. (The) 5.88%, 2/15/40	10,000	12,709
Boston Scientific Corp. 6.00%, 1/15/20	25,000	26,392
Broadcom Corp. 3.88%, 1/15/27	25,000	24,015
Burlington Northern Santa Fe LLC
4.70%, 10/1/19	51,500	53,214
6.15%, 5/1/37	10,000	12,723
Caterpillar Financial Services Corp. 2.10%, 1/10/20	25,000	24,785
CBS Corp. 3.38%, 2/15/28	5,000	4,689
Celgene Corp. 3.45%, 11/15/27	30,000	28,583
Charter Communications Operating LLC 6.83%, 10/23/55	25,000	29,318
Cintas Corp. No 2 3.70%, 4/1/27	25,000	25,036
Cisco Systems, Inc. 5.90%, 2/15/39	15,000	19,558
Citigroup, Inc.
2.70%, 3/30/21	100,000	98,863
5.50%, 9/13/25	80,000	87,637
4.45%, 9/29/27	25,000	25,543
3.52%, 10/27/28, (3.520% fixed rate until 10/27/27; 3-month U.S. dollar London Interbank Offered Rate + 1.151% thereafter)(d)	25,000	24,197
Comcast Corp. 6.45%, 3/15/37	29,000	37,196
Concho Resources, Inc. 3.75%, 10/1/27	25,000	24,377
ConocoPhillips 6.50%, 2/1/39	20,000	26,239
Consolidated Edison Co. of New York, Inc. 4.00%, 11/15/57, Series C	20,000	19,511
CSX Corp. 4.50%, 8/1/54	20,000	19,655
CVS Health Corp. 4.88%, 7/20/35	50,000	52,089
Dell International LLC 8.35%, 7/15/46(b)	25,000	31,771
Dover Corp. 3.15%, 11/15/25	25,000	24,438
Dow Chemical Co. (The) 4.25%, 11/15/20	125,000	128,855
Duke Energy Corp. 3.15%, 8/15/27	25,000	23,713
Duke Energy Florida LLC 6.40%, 6/15/38	45,500	60,444
DXC Technology Co. 4.75%, 4/15/27	10,000	10,371
Eli Lilly & Co. 3.95%, 5/15/47	25,000	25,324
Energy Transfer Partners L.P.
4.65%, 6/1/21	100,000	103,702
6.63%, 10/15/36	20,000	22,608
Enterprise Products Operating LLC
3.35%, 3/15/23	87,000	86,906
6.88%, 3/1/33, Series D	20,000	25,157
Exelon Corp. 5.10%, 6/15/45	35,000	39,275
Exxon Mobil Corp.
3.04%, 3/1/26	25,000	24,458
3.57%, 3/6/45	25,000	23,821
FedEx Corp. 4.40%, 1/15/47	20,000	19,907
FirstEnergy Corp. 3.90%, 7/15/27, Series B	20,000	19,823
Ford Motor Co. 4.75%, 1/15/43	27,000	25,010
General Motors Financial Co., Inc. 4.00%, 1/15/25	80,000	79,417
Gilead Sciences, Inc. 3.65%, 3/1/26	100,000	99,919
Goldman Sachs Capital I 6.35%, 2/15/34	20,000	24,099
Goldman Sachs Group, Inc. (The)
7.50%, 2/15/19	133,000	138,905
6.00%, 6/15/20, Series D	100,000	106,642
5.95%, 1/15/27	25,000	28,228
3.85%, 1/26/27	25,000	24,682
3.69%, 6/5/28, (3.691% fixed rate until 6/5/27; 3-month U.S. dollar London Interbank Offered Rate + 1.510% thereafter)(d)	25,000	24,353
Home Depot, Inc. (The)
2.80%, 9/14/27	25,000	23,611
5.88%, 12/16/36	15,000	19,120
Hubbell, Inc. 3.15%, 8/15/27	25,000	23,847
Intel Corp. 4.10%, 5/11/47	20,000	20,513
International Business Machines Corp. 5.88%, 11/29/32	25,000	31,348
International Lease Finance Corp. 5.88%, 8/15/22	80,000	87,445
International Paper Co. 4.75%, 2/15/22	101,000	106,477
Jefferies Group LLC 6.45%, 6/8/27	25,000	28,251
John Deere Capital Corp.
1.95%, 6/22/20	14,000	13,773
2.80%, 3/6/23	25,000	24,561

See Notes to Financial Statements.

38	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2018

Investments	Principal Amount	Value
JPMorgan Chase & Co.
4.25%, 10/15/20	$100,000	$103,443
3.20%, 1/25/23	150,000	149,293
5.50%, 10/15/40	37,000	44,245
5.63%, 8/16/43	20,000	23,299
Kinder Morgan Energy Partners L.P. 5.50%, 3/1/44	99,000	102,517
Kraft Heinz Foods Co.
5.38%, 2/10/20	50,000	52,213
3.50%, 6/6/22	100,000	100,183
3.00%, 6/1/26	25,000	22,996
Laboratory Corp. of America Holdings 3.20%, 2/1/22	75,000	74,889
Lockheed Martin Corp.
6.15%, 9/1/36, Series B	25,000	31,479
4.09%, 9/15/52	25,000	24,425
LYB International Finance II B.V. 3.50%, 3/2/27	25,000	24,380
McDonald’s Corp. 2.20%, 5/26/20	25,000	24,765
MetLife, Inc. 3.60%, 11/13/25	100,000	100,302
Microsoft Corp.
3.50%, 11/15/42	25,000	23,888
4.25%, 2/6/47, Series 30Y	20,000	21,389
MidAmerican Energy Co. 4.80%, 9/15/43	15,000	17,021
Monsanto Co.
2.75%, 7/15/21	100,000	98,776
4.70%, 7/15/64	25,000	24,969
Moody’s Corp. 3.25%, 1/15/28(b)	20,000	19,064
Morgan Stanley
4.88%, 11/1/22	100,000	105,529
3.59%, 7/22/28, (3.591% fixed rate until 7/22/27; 3-month U.S. dollar London Interbank Offered Rate + 1.340% thereafter)(d)	25,000	24,166
3.97%, 7/22/38, (3.971% fixed rate until 7/22/37; 3-month U.S. dollar London Interbank Offered Rate + 1.455% thereafter)(d)	20,000	19,563
4.38%, 1/22/47	20,000	20,301
Mosaic Co. (The) 4.88%, 11/15/41	10,000	9,524
NiSource, Inc. 3.95%, 3/30/48	20,000	19,029
Norfolk Southern Corp. 3.15%, 6/1/27	25,000	24,012
Northrop Grumman Corp. 3.20%, 2/1/27	25,000	24,061
Omega Healthcare Investors, Inc. 4.75%, 1/15/28(c)	25,000	24,245
Oncor Electric Delivery Co. LLC 7.00%, 9/1/22	115,000	132,895
Oracle Corp.
5.00%, 7/8/19	70,000	72,295
4.50%, 7/8/44	25,000	26,930
Pacific Gas & Electric Co.
4.25%, 5/15/21	150,000	155,314
2.95%, 3/1/26	20,000	18,649
PepsiCo, Inc. 3.00%, 10/15/27	30,000	28,850
Pfizer, Inc. 7.20%, 3/15/39	95,000	138,175
Philip Morris International, Inc. 4.88%, 11/15/43	34,000	36,960
Plains All American Pipeline L.P. 3.65%, 6/1/22	122,500	121,036
Prudential Financial, Inc. 6.63%, 12/1/37, Series D	20,000	26,539
Public Service Electric & Gas Co. 2.38%, 5/15/23(c)	125,000	120,826
QUALCOMM, Inc. 2.90%, 5/20/24	30,000	28,391
Reynolds American, Inc. 7.25%, 6/15/37	25,000	33,051
Rockwell Collins, Inc.
2.80%, 3/15/22	20,000	19,557
4.80%, 12/15/43	10,000	10,722
Royal Caribbean Cruises Ltd. 7.50%, 10/15/27	10,000	12,470
Santander Holdings USA, Inc. 4.40%, 7/13/27(b)	25,000	25,027
Sempra Energy 3.25%, 6/15/27	25,000	23,933
Simon Property Group L.P. 4.38%, 3/1/21	100,000	103,865
Southern California Edison Co. 4.65%, 10/1/43	79,000	86,892
Target Corp. 2.90%, 1/15/22	25,000	25,039
Texas Instruments, Inc. 2.90%, 11/3/27	30,000	28,668
Time Warner Cable LLC 6.75%, 6/15/39	47,500	54,666
Time Warner, Inc. 3.80%, 2/15/27	25,000	24,238
United Technologies Corp. 1.95%, 11/1/21	25,000	24,068
UnitedHealth Group, Inc.
3.10%, 3/15/26	100,000	96,789
3.75%, 10/15/47	15,000	14,163
Ventas Realty L.P. 4.38%, 2/1/45	25,000	24,457
Verizon Communications, Inc.
5.15%, 9/15/23	120,000	130,147
6.55%, 9/15/43	20,000	24,969
5.01%, 4/15/49	25,000	25,470
Visa, Inc. 3.65%, 9/15/47	30,000	28,841
Walt Disney Co. (The) 3.00%, 7/30/46	50,000	42,583

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	39

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2018

Investments	Principal Amount	Value
Wells Fargo & Co.
4.13%, 8/15/23	$100,000	$102,455
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month U.S. dollar London Interbank Offered Rate + 1.310% thereafter)(d)	25,000	24,450
Welltower, Inc. 4.25%, 4/1/26	25,000	25,582
Wyndham Worldwide Corp. 4.25%, 3/1/22	75,000	75,369
Xerox Corp. 4.07%, 3/17/22	71,000	71,582
Xilinx, Inc. 2.13%, 3/15/19	70,000	69,714
TOTAL CORPORATE BONDS (Cost: $7,158,961)		7,038,540
FOREIGN CORPORATE BONDS – 2.5%
Australia – 0.1%
Westpac Banking Corp. 3.35%, 3/8/27	25,000	24,303
Belgium – 0.1%
Anheuser-Busch InBev Worldwide, Inc. 4.44%, 10/6/48	20,000	20,177
Brazil – 0.1%
Vale Overseas Ltd. 6.25%, 8/10/26	25,000	28,255
Canada – 0.3%
Bank of Montreal
3.80%, 12/15/32, (3.803% fixed rate until 12/15/27; 5-year U.S. dollar Swap Rate + 1.432% thereafter)(d)	25,000	23,878
Methanex Corp. 4.25%, 12/1/24	25,000	24,964
Nexen Energy ULC 6.40%, 5/15/37	27,000	33,514

Total Canada		82,356
Colombia – 0.4%
Ecopetrol S.A. 5.88%, 9/18/23	100,000	108,625
Japan – 0.1%
Mitsubishi UFJ Financial Group, Inc. 3.68%, 2/22/27	20,000	19,784
Sumitomo Mitsui Financial Group, Inc. 3.35%, 10/18/27	25,000	24,020

Total Japan		43,804
Mexico – 0.4%
Petroleos Mexicanos
6.00%, 3/5/20	85,000	89,186
6.75%, 9/21/47	20,000	20,388

Total Mexico		109,574
Netherlands – 0.2%
Cooperatieve Rabobank UA 5.25%, 5/24/41	25,000	29,631
Shell International Finance B.V. 5.50%, 3/25/40	29,000	34,951

Total Netherlands		64,582
Norway – 0.2%
Statoil ASA 2.45%, 1/17/23	60,000	58,177
Peru – 0.1%
Southern Copper Corp. 5.25%, 11/8/42	25,000	26,756
Switzerland – 0.1%
Novartis Capital Corp. 3.70%, 9/21/42	15,000	14,539
United Kingdom – 0.4%
BP Capital Markets PLC 3.28%, 9/19/27	25,000	24,295
HSBC Holdings PLC 5.10%, 4/5/21	101,000	106,544

Total United Kingdom		130,839
TOTAL FOREIGN CORPORATE BONDS (Cost: $720,596)		711,987
FOREIGN GOVERNMENT OBLIGATIONS – 1.2%
Colombia – 0.4%
Colombia Government International Bond 11.75%, 2/25/20	100,000	117,050
Italy – 0.3%
Republic of Italy Government International Bond 5.38%, 6/15/33	86,000	98,798
Mexico – 0.5%
Mexico Government International Bond
4.00%, 10/2/23	113,000	115,359
5.75%, 10/12/2110	20,000	20,300

Total Mexico		135,659
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $356,268)		351,507
SUPRANATIONAL BOND – 0.1%
International Bank for Reconstruction & Development
2.50%, 11/22/27, Series GDIF (Cost: $24,165)	25,000	23,921
COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.8%
United States – 2.8%
CFCRE Commercial Mortgage Trust
3.83%, 12/15/47, Series 2011-C2, Class A4	95,175	96,812
COMM Mortgage Trust
3.60%, 5/10/47, Series 2014-CR17, Class ASB	55,000	55,976
2.87%, 2/10/48, Series 2015-DC1, Class A2	80,000	80,123
JPMBB Commercial Mortgage Securities Trust
4.08%, 2/15/47, Series 2014-C18, Class A5	50,000	52,189

See Notes to Financial Statements.

40	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Barclays Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2018

Investments	Principal Amount	Value
Morgan Stanley Bank of America Merrill Lynch Trust 3.10%, 5/15/46, Series 2013-C9, Class A4	$105,000	$104,620
UBS Commercial Mortgage Trust
3.00%, 5/10/45, Series 2012-C1, Class AAB	203,545	204,632
WFRBS Commercial Mortgage Trust
4.02%, 12/15/46, Series 2013-C17, Class A4	100,000	103,736
2.90%, 3/15/47, Series 2014-C19, Class A2	100,000	100,308
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $812,433)		798,396
MUNICIPAL BOND – 0.6%
United States – 0.6%
State of California 7.55%, 4/1/39 (Cost: $173,509)	120,000	181,131
ASSET-BACKED SECURITIES – 0.5%
United States – 0.5%
Citibank Credit Card Issuance Trust 1.92%, 4/7/22, Series 2017-A3, Class A3	100,000	98,458
GM Financial Automobile Leasing Trust 2.06%, 5/20/20, Series 2017-1, Class A3	45,000	44,752
TOTAL ASSET-BACKED SECURITIES (Cost: $143,809)		143,210

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.5%
United States – 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.38%(e) (Cost: $130,218)(f)	130,218	130,218
TOTAL INVESTMENTS IN SECURITIES – 96.1% (Cost: $28,133,806)		27,713,027
Other Assets less Liabilities – 3.9%		1,138,116

NET ASSETS – 100.0%		$28,851,143
(a)	To-be-announced (“TBA”) security (See Note 2). TBA securities are non-income producing.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Security, or portion thereof, was on loan at February 28, 2018 (See Note 2).

(d)	Rate shown reflects the accrual rate as of February 28, 2018 on securities with variable or step rates.

(e)	Rate shown represents annualized 7-day yield as of February 28, 2018.

(f)	At February 28, 2018, the total market value of the Fund’s securities on loan was $126,821 and the total market value of the collateral held by the Fund was $130,218.

FINANCIAL DERIVATIVE INSTRUMENTS
FUTURES CONTRACTS† (EXCHANGE-TRADED)
Short Exposure	Contracts	Expiration Date	Notional Amount[1]	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	31	6/29/18	$(6,586,531)	$4,844
5 Year U.S. Treasury Note	156	6/29/18	(17,773,032)	35,301
U.S. Treasury Ultra Long Term Bond	15	6/20/18	(2,338,125)	1,010
Ultra 10 Year U.S. Treasury Note	30	6/20/18	(3,841,875)	7,964
			$(30,539,563)	$49,119

†	As of February 28, 2018, cash collateral posted by the Fund with the broker for futures contracts was $254,391.

[1]	“Notional Amount” represents the current notional value of the futures contract.

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	41

Schedule of Investments (unaudited)

WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund (AGND)

February 28, 2018

Investments in Long Securities	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – 27.8%
Federal Home Loan Bank – 0.2%
Federal Home Loan Bank 5.50%, 7/15/36	$50,000	$65,282
Federal Home Loan Mortgage Corporation – 8.7%
3.00%, 8/1/29	53,920	53,773
6.75%, 9/15/29, Series GDIF	25,000	33,463
2.50%, 2/1/30	51,036	49,801
2.50%, 4/1/30	25,654	25,125
3.00%, 12/1/30	49,689	49,522
2.50%, 11/1/32	48,114	46,950
3.00%, 1/1/33	49,339	49,172
2.50%, 3/1/33(a)	65,000	63,345
3.00%, 3/1/33(a)	25,000	24,885
3.50%, 3/1/33(a)	25,000	25,429
4.00%, 6/1/34	29,381	30,455
3.00%, 9/1/36	66,650	65,831
3.50%, 4/1/37	29,303	29,700
5.50%, 12/1/38	91,061	100,358
3.00%, 4/1/43	259,461	253,539
3.50%, 7/1/43	138,754	139,399
3.00%, 8/1/43	43,679	42,647
4.00%, 12/1/43	38,079	39,213
4.50%, 4/1/44	35,988	37,770
4.00%, 11/1/45	63,260	65,102
4.00%, 3/1/46	65,292	67,194
3.50%, 4/1/46	97,432	97,545
3.50%, 5/1/46	39,650	39,697
3.50%, 8/1/46	435,117	436,752
4.00%, 9/1/46	40,407	41,585
3.00%, 11/1/46	115,977	112,569
3.50%, 2/1/47	92,975	93,084
4.00%, 2/1/47	72,355	74,451
3.00%, 3/1/47	117,966	114,454
4.50%, 3/1/47	23,327	24,448
4.50%, 5/1/47	29,525	30,946
4.00%, 8/1/47	72,267	74,378
4.50%, 8/1/47	22,727	23,822
3.50%, 9/1/47	97,024	97,137
3.00%, 3/1/48(a)	25,000	24,214
4.00%, 3/1/48(a)	25,000	25,606
4.50%, 3/1/48(a)	25,000	26,181
5.00%, 3/1/48(a)	50,000	53,450

Total Federal Home Loan Mortgage Corporation		2,682,992
Federal National Mortgage Association – 11.7%
2.13%, 4/24/26	100,000	93,843
4.00%, 7/1/26	15,556	16,003
3.50%, 12/1/26	19,197	19,539
3.00%, 11/1/28	25,849	25,841
2.50%, 4/1/30	33,775	33,074
3.00%, 9/1/30	157,329	157,086
2.50%, 5/1/31	53,908	52,631
2.50%, 6/1/31	40,927	39,958
2.50%, 12/1/32	48,734	47,580
2.00%, 3/1/33(a)	25,000	23,779
2.50%, 3/1/33(a)	55,000	53,634
3.00%, 3/1/33(a)	75,000	74,669
3.50%, 3/1/33(a)	50,000	50,834
4.00%, 8/1/34	13,264	13,770
3.50%, 2/1/35	19,707	20,009
3.50%, 1/1/36	31,125	31,603
3.00%, 12/1/36	92,659	91,529
4.50%, 11/1/39	105,705	111,914
4.50%, 2/1/41	41,428	43,770
5.50%, 12/1/41	118,759	130,104
3.50%, 6/1/42	74,484	74,847
3.00%, 4/1/43	168,775	164,936
3.50%, 5/1/43	37,622	37,778
4.00%, 6/1/43	15,036	15,523
3.50%, 7/1/43	365,270	367,062
4.00%, 11/1/43	32,884	33,862
4.50%, 5/1/44	27,428	28,810
4.00%, 9/1/44	31,999	32,868
4.00%, 10/1/44	36,757	37,757
3.50%, 4/1/46	36,629	36,626
4.00%, 4/1/46	36,036	37,095
3.50%, 5/1/46	40,098	40,095
4.00%, 7/1/46	97,173	99,668
3.00%, 9/1/46	135,518	131,437
3.00%, 10/1/46	161,829	157,051
4.00%, 10/1/46	41,929	43,007
2.50%, 11/1/46	23,807	22,268
3.00%, 11/1/46	136,022	132,066
3.50%, 11/1/46	89,262	89,227
3.00%, 2/1/47	99,052	96,070
4.00%, 3/1/47	184,216	188,988
4.00%, 4/1/47	73,197	75,100
3.50%, 5/1/47	91,933	91,926
4.00%, 6/1/47	46,680	47,897
3.50%, 7/1/47	95,418	95,410
3.50%, 9/1/47	24,274	24,272
3.50%, 10/1/47	39,997	39,994
4.50%, 11/1/47	24,117	25,320
3.00%, 3/1/48(a)	50,000	48,433
4.00%, 3/1/48(a)	50,000	51,210
4.50%, 3/1/48(a)	25,000	26,174
5.00%, 3/1/48(a)	75,000	80,060

Total Federal National Mortgage Association		3,604,007
Government National Mortgage Association – 7.2%
3.50%, 6/20/42	108,299	109,689
3.00%, 12/20/42	96,095	94,437
3.50%, 3/20/43	75,168	75,928
3.50%, 4/20/43	267,272	270,458
5.00%, 8/20/44	51,913	54,799
4.50%, 12/20/44	72,182	75,917
3.50%, 7/20/45	46,410	46,777
3.50%, 9/20/45	42,409	42,745
3.00%, 12/20/45	151,888	148,655
4.00%, 12/20/45	34,587	35,809
4.00%, 4/20/46	52,823	54,620
3.00%, 5/20/46	23,903	23,424
4.00%, 8/20/46	22,482	23,176
3.00%, 12/15/46	174,399	171,027
4.00%, 12/20/46	24,953	25,662
3.00%, 1/20/47	91,641	89,688

See Notes to Financial Statements.

42	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund (AGND)

February 28, 2018

Investments in Long Securities	Principal Amount	Value
4.00%, 1/20/47	$37,697	$38,730
3.50%, 4/20/47	113,182	113,987
3.00%, 6/20/47	71,241	69,723
3.50%, 8/20/47	73,126	73,646
4.00%, 8/20/47	95,499	98,144
3.50%, 9/20/47	98,192	98,891
4.50%, 12/20/47	99,245	103,685
4.00%, 1/20/48	74,833	76,999
3.00%, 3/1/48(a)	25,000	24,433
3.50%, 3/1/48(a)	75,000	75,419
4.00%, 3/1/48(a)	75,000	76,999
4.50%, 3/1/48(a)	50,000	51,999

Total Government National Mortgage Association		2,245,466
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $8,706,847)		8,597,747
U.S. GOVERNMENT OBLIGATIONS – 34.2%
U.S. Treasury Bonds – 7.1%
U.S. Treasury Bond
6.88%, 8/15/25	245,000	312,327
5.25%, 11/15/28	100,000	121,672
4.38%, 2/15/38	110,000	132,380
4.50%, 5/15/38	100,000	122,406
3.50%, 2/15/39	25,000	26,786
3.75%, 8/15/41	75,000	83,303
3.00%, 5/15/42	80,000	78,686
3.13%, 2/15/43	175,000	175,431
2.88%, 5/15/43	30,000	28,741
3.75%, 11/15/43	100,000	111,180
3.63%, 2/15/44	70,000	76,295
3.13%, 8/15/44	75,000	75,047
3.00%, 5/15/45	70,000	68,398
2.88%, 8/15/45	200,000	190,695
2.50%, 5/15/46	315,000	277,655
2.25%, 8/15/46	40,000	33,361
2.75%, 8/15/47	75,000	69,489
2.75%, 11/15/47	215,000	199,240

Total U.S. Treasury Bonds		2,183,092
U.S. Treasury Notes – 27.1%
U.S. Treasury Note
1.38%, 9/30/18	72,000	71,771
1.50%, 12/31/18	200,000	199,086
1.38%, 9/30/19	300,000	296,133
1.75%, 9/30/19	300,000	297,867
1.50%, 10/31/19	250,000	247,080
1.63%, 12/31/19	250,000	247,212
3.63%, 2/15/20	250,000	256,440
1.38%, 2/29/20	130,000	127,728
1.13%, 3/31/20	500,000	488,144
1.50%, 4/15/20	100,000	98,344
1.13%, 4/30/20	300,000	292,500
1.38%, 5/31/20	200,000	195,828
1.50%, 5/31/20	100,000	98,189
1.50%, 6/15/20	200,000	196,320
1.63%, 6/30/20	250,000	245,957
1.50%, 7/15/20	250,000	245,190
1.63%, 7/31/20	300,000	294,932
1.50%, 8/15/20	150,000	146,988
1.38%, 1/31/21	140,000	135,874
1.38%, 4/30/21	300,000	290,098
2.13%, 8/15/21	125,000	123,416
2.00%, 11/15/21	50,000	49,070
1.75%, 11/30/21	150,000	145,770
2.00%, 12/31/21	400,000	391,852
1.88%, 2/28/22	100,000	97,348
1.88%, 3/31/22	150,000	145,890
1.88%, 10/31/22	450,000	435,129
2.00%, 10/31/22	110,000	106,923
1.63%, 11/15/22	5,000	4,778
2.00%, 11/30/22	200,000	194,324
2.13%, 12/31/22	200,000	195,281
2.38%, 1/31/23	175,000	172,792
1.50%, 2/28/23	200,000	189,187
1.50%, 3/31/23	150,000	141,744
1.25%, 7/31/23	200,000	185,477
2.50%, 8/15/23	200,000	198,035
2.75%, 11/15/23	225,000	225,444
2.38%, 8/15/24	125,000	122,039
2.25%, 11/15/25	265,000	254,250
1.50%, 8/15/26	100,000	89,738
2.00%, 11/15/26	110,000	102,592
2.25%, 2/15/27	100,000	95,016
2.25%, 11/15/27	250,000	236,562

Total U.S. Treasury Notes		8,374,338
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $10,726,027)		10,557,430
CORPORATE BONDS – 24.6%
United States – 24.6%
21st Century Fox America, Inc.
6.90%, 3/1/19	20,000	20,846
6.65%, 11/15/37	21,000	27,356
Abbott Laboratories
2.90%, 11/30/21	35,000	34,721
3.40%, 11/30/23	20,000	19,949
4.75%, 11/30/36	25,000	26,817
AbbVie, Inc. 3.60%, 5/14/25	20,000	19,811
Adobe Systems, Inc. 4.75%, 2/1/20	25,000	25,989
AEP Texas, Inc. 3.80%, 10/1/47	25,000	24,069
Air Lease Corp. 3.63%, 4/1/27	20,000	19,140
Alexandria Real Estate Equities, Inc. 2.75%, 1/15/20	20,000	19,938
Allergan Funding SCS
3.80%, 3/15/25	30,000	29,647
4.85%, 6/15/44	10,000	10,107
Alphabet, Inc. 3.38%, 2/25/24	10,000	10,204
Altria Group, Inc.
4.75%, 5/5/21	24,000	25,274
2.85%, 8/9/22	10,000	9,837
4.00%, 1/31/24	10,000	10,296

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	43

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund (AGND)

February 28, 2018

Investments in Long Securities	Principal Amount	Value
Amazon.com, Inc.
2.50%, 11/29/22	$20,000	$19,549
4.05%, 8/22/47(b)	15,000	14,969
American Express Co.
2.65%, 12/2/22	20,000	19,444
3.00%, 10/30/24	25,000	24,137
American Express Credit Corp. 2.70%, 3/3/22	20,000	19,622
American Honda Finance Corp. 2.25%, 8/15/19	10,000	9,947
American International Group, Inc.
4.88%, 6/1/22	51,000	54,078
3.75%, 7/10/25	20,000	19,935
4.50%, 7/16/44	15,000	14,960
American Tower Corp. 3.55%, 7/15/27	20,000	19,119
Ameriprise Financial, Inc. 4.00%, 10/15/23	20,000	20,616
Amgen, Inc. 4.66%, 6/15/51	44,000	44,586
Anadarko Petroleum Corp.
5.55%, 3/15/26	20,000	21,837
6.45%, 9/15/36	25,000	29,866
Anthem, Inc.
3.50%, 8/15/24	10,000	9,945
4.65%, 1/15/43	20,000	20,455
Apache Corp. 4.25%, 1/15/44	10,000	9,236
Apple, Inc.
1.90%, 2/7/20	25,000	24,716
4.50%, 2/23/36	50,000	54,603
AT&T, Inc.
2.30%, 3/11/19	20,000	19,967
5.88%, 10/1/19	20,000	20,970
3.00%, 6/30/22	5,000	4,920
3.90%, 3/11/24	50,000	50,483
4.30%, 2/15/30(b)	20,000	19,558
4.50%, 5/15/35	5,000	4,847
5.25%, 3/1/37	20,000	20,701
4.80%, 6/15/44	5,000	4,804
4.35%, 6/15/45	23,000	20,673
5.45%, 3/1/47	5,000	5,228
4.55%, 3/9/49	15,000	13,759
Bank of America Corp.
2.60%, 1/15/19, Series L	21,000	21,010
5.70%, 1/24/22	15,000	16,369
3.00%, 12/20/23, (3.004% fixed rate until 12/20/22; 3-month U.S. dollar London Interbank Offered Rate + 0.790% thereafter)(b)(c)	62,000	60,732
3.88%, 8/1/25	10,000	10,145
3.09%, 10/1/25, (3.093% fixed rate until 10/1/24; 3-month U.S. dollar London Interbank Offered Rate + 1.090% thereafter)(c)	20,000	19,437
4.45%, 3/3/26	50,000	51,207
3.71%, 4/24/28, (3.705% fixed rate until 4/24/27; 3-month U.S. dollar London Interbank Offered Rate + 1.512% thereafter)(c)	20,000	19,712
4.88%, 4/1/44	15,000	16,527
BB&T Corp.
2.05%, 5/10/21	60,000	58,297
2.85%, 10/26/24	20,000	19,354
Berkshire Hathaway Finance Corp. 5.75%, 1/15/40	20,000	25,024
Berkshire Hathaway, Inc.
2.75%, 3/15/23	15,000	14,731
3.13%, 3/15/26	35,000	34,097
Biogen, Inc. 5.20%, 9/15/45	15,000	16,318
Boeing Co. (The)
6.00%, 3/15/19	25,000	25,872
5.88%, 2/15/40	10,000	12,709
Broadcom Corp.
3.00%, 1/15/22	40,000	39,126
3.63%, 1/15/24	30,000	29,278
Burlington Northern Santa Fe LLC
4.70%, 10/1/19	32,500	33,582
4.55%, 9/1/44	30,000	32,212
Capital One Financial Corp. 3.75%, 3/9/27	30,000	29,215
Cardinal Health, Inc. 3.41%, 6/15/27	20,000	18,836
Caterpillar Financial Services Corp. 1.70%, 8/9/21	10,000	9,593
Caterpillar, Inc. 3.80%, 8/15/42	10,000	9,975
CBS Corp. 7.88%, 7/30/30	20,000	26,264
Celgene Corp. 3.88%, 8/15/25	30,000	29,961
Charter Communications Operating LLC
4.46%, 7/23/22	20,000	20,482
6.48%, 10/23/45	20,000	22,606
Chevron Corp.
3.19%, 6/24/23	20,000	20,039
2.90%, 3/3/24	30,000	29,403
Cigna Corp. 3.25%, 4/15/25	25,000	24,082
Cisco Systems, Inc.
4.95%, 2/15/19	25,000	25,586
4.45%, 1/15/20	25,000	25,885
3.63%, 3/4/24	10,000	10,253
Citigroup, Inc.
2.65%, 10/26/20	30,000	29,704
4.45%, 9/29/27	30,000	30,651
4.75%, 5/18/46	26,000	26,701
CME Group, Inc.
3.00%, 9/15/22	20,000	19,961
3.00%, 3/15/25	20,000	19,530
Comcast Corp.
3.00%, 2/1/24	10,000	9,822
3.15%, 3/1/26	10,000	9,651
2.35%, 1/15/27	10,000	8,991
6.45%, 3/15/37	40,000	51,305
Commonwealth Edison Co. 2.95%, 8/15/27, Series 122	30,000	28,650

See Notes to Financial Statements.

44	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund (AGND)

February 28, 2018

Investments in Long Securities	Principal Amount	Value
Concho Resources, Inc. 3.75%, 10/1/27	$20,000	$19,502
ConocoPhillips 6.50%, 2/1/39	25,000	32,798
Costco Wholesale Corp. 3.00%, 5/18/27	25,000	24,212
Crown Castle International Corp. 4.88%, 4/15/22	20,000	21,032
CSX Corp.
3.25%, 6/1/27	60,000	57,461
4.50%, 8/1/54	15,000	14,741
CVS Health Corp. 3.38%, 8/12/24	32,000	31,176
Dell International LLC 6.02%, 6/15/26(b)	30,000	32,081
Digital Realty Trust L.P. 5.88%, 2/1/20	20,000	20,995
Discovery Communications LLC 3.95%, 3/20/28	30,000	28,853
Dominion Energy, Inc.
5.75%, 10/1/54, (5.750% fixed rate until 10/1/24; 3-month U.S. dollar London Interbank Offered Rate + 3.057% thereafter)(c)	20,000	21,350
Dow Chemical Co. (The)
4.25%, 11/15/20	25,000	25,771
3.00%, 11/15/22	25,000	24,650
4.38%, 11/15/42	15,000	15,115
Duke Energy Carolinas LLC 5.30%, 2/15/40	40,000	47,999
Duke Energy Florida LLC 6.40%, 6/15/38	33,500	44,502
DXC Technology Co. 4.75%, 4/15/27	10,000	10,371
Eastman Chemical Co. 4.65%, 10/15/44	20,000	20,791
Eaton Corp. 2.75%, 11/2/22	40,000	39,186
eBay, Inc.
3.80%, 3/9/22	20,000	20,390
2.75%, 1/30/23	20,000	19,374
EI du Pont de Nemours & Co. 4.15%, 2/15/43	10,000	9,865
Eli Lilly & Co. 2.35%, 5/15/22	10,000	9,742
Energy Transfer Partners L.P.
4.50%, 11/1/23	32,000	32,574
6.13%, 12/15/45	20,000	21,408
Enterprise Products Operating LLC
5.20%, 9/1/20	30,000	31,582
3.35%, 3/15/23	28,000	27,970
4.45%, 2/15/43	20,000	19,848
Exelon Corp.
3.95%, 6/15/25	25,000	25,319
4.45%, 4/15/46	20,000	20,361
Exelon Generation Co. LLC 6.25%, 10/1/39	10,000	11,244
Express Scripts Holding Co. 4.80%, 7/15/46	30,000	30,087
Exxon Mobil Corp. 2.71%, 3/6/25	30,000	28,850
FedEx Corp.
4.10%, 4/15/43	25,000	23,854
4.55%, 4/1/46	15,000	15,330
Florida Power & Light Co. 5.96%, 4/1/39	20,000	25,999
Ford Motor Co. 4.75%, 1/15/43	16,000	14,821
General Electric Co.
4.63%, 1/7/21	20,000	20,737
3.10%, 1/9/23	20,000	19,669
3.38%, 3/11/24	32,000	31,521
4.50%, 3/11/44	20,000	19,857
General Motors Financial Co., Inc.
3.70%, 11/24/20	30,000	30,336
4.30%, 7/13/25	28,000	28,114
Gilead Sciences, Inc.
4.50%, 4/1/21	50,000	52,334
3.65%, 3/1/26	20,000	19,984
5.65%, 12/1/41	15,000	17,792
Goldman Sachs Group, Inc. (The)
7.50%, 2/15/19	12,000	12,533
6.00%, 6/15/20, Series D	20,000	21,328
2.35%, 11/15/21	5,000	4,839
3.00%, 4/26/22	5,000	4,932
4.00%, 3/3/24	5,000	5,098
3.50%, 1/23/25	5,000	4,915
4.25%, 10/21/25	25,000	25,225
3.50%, 11/16/26	5,000	4,822
3.85%, 1/26/27	5,000	4,936
6.13%, 2/15/33	5,000	6,035
4.02%, 10/31/38, (4.017% fixed rate until 10/31/37; 3-month U.S. dollar London Interbank Offered Rate + 1.373% thereafter)(c)	5,000	4,841
6.25%, 2/1/41	25,000	31,731
Halliburton Co. 4.75%, 8/1/43	25,000	26,092
HCP, Inc. 2.63%, 2/1/20	20,000	19,889
Home Depot, Inc. (The)
2.00%, 6/15/19	10,000	9,951
5.88%, 12/16/36	10,000	12,747
3.90%, 6/15/47	10,000	9,876
Honeywell International, Inc. 2.50%, 11/1/26	40,000	37,001
HP, Inc. 4.65%, 12/9/21	20,000	20,938
Humana, Inc. 4.95%, 10/1/44	20,000	21,257
Intel Corp.
2.88%, 5/11/24	25,000	24,426
3.15%, 5/11/27	25,000	24,430
Intercontinental Exchange, Inc. 2.75%, 12/1/20	70,000	69,705

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	45

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund (AGND)

February 28, 2018

Investments in Long Securities	Principal Amount	Value
International Business Machines Corp. 8.38%, 11/1/19	$25,000	$27,329
International Lease Finance Corp.
8.25%, 12/15/20	25,000	28,197
5.88%, 8/15/22	25,000	27,327
International Paper Co.
3.80%, 1/15/26	45,000	45,326
3.00%, 2/15/27	20,000	18,711
Invesco Finance PLC 5.38%, 11/30/43	10,000	11,634
John Deere Capital Corp. 1.25%, 10/9/19	25,000	24,481
Johnson & Johnson 3.63%, 3/3/37	20,000	19,940
Johnson Controls International PLC 3.63%, 7/2/24(c)	20,000	20,218
JPMorgan Chase & Co.
4.95%, 3/25/20	25,000	26,053
4.25%, 10/15/20	35,000	36,205
2.30%, 8/15/21	30,000	29,231
4.50%, 1/24/22	35,000	36,616
3.25%, 9/23/22	15,000	15,013
3.88%, 9/10/24	20,000	20,130
3.30%, 4/1/26	15,000	14,562
4.25%, 10/1/27	30,000	30,676
3.96%, 11/15/48, (3.964% fixed rate until 11/15/47; 3-month U.S. dollar London Interbank Offered Rate + 1.380% thereafter)(c)	25,000	23,934
Kellogg Co. 4.00%, 12/15/20	60,000	61,612
KeyCorp 5.10%, 3/24/21	50,000	52,992
Kinder Morgan Energy Partners L.P. 5.50%, 3/1/44	22,000	22,782
Kraft Heinz Foods Co. 3.50%, 6/6/22	32,000	32,059
Kroger Co. (The) 2.65%, 10/15/26	25,000	22,639
Laboratory Corp. of America Holdings 3.20%, 2/1/22	20,000	19,970
Lockheed Martin Corp.
2.50%, 11/23/20	20,000	19,823
3.35%, 9/15/21	40,000	40,557
4.09%, 9/15/52	10,000	9,770
Lowe’s Cos., Inc. 4.05%, 5/3/47	10,000	9,821
Macy’s Retail Holdings, Inc. 2.88%, 2/15/23(d)	5,000	4,679
Marathon Oil Corp. 6.60%, 10/1/37	10,000	12,125
Marathon Petroleum Corp. 4.75%, 9/15/44	10,000	9,812
Mastercard, Inc.
2.00%, 4/1/19	10,000	9,956
3.38%, 4/1/24	10,000	10,035
McDonald’s Corp.
2.63%, 1/15/22	20,000	19,691
4.70%, 12/9/35	20,000	21,527
Medtronic, Inc. 4.38%, 3/15/35	50,000	53,020
Merck & Co., Inc.
2.75%, 2/10/25	15,000	14,497
4.15%, 5/18/43	20,000	20,814
MetLife, Inc. 3.05%, 12/15/22	34,000	33,815
Microsoft Corp.
2.00%, 11/3/20	30,000	29,534
2.00%, 8/8/23	10,000	9,462
3.50%, 2/12/35	32,000	31,481
5.20%, 6/1/39	25,000	29,919
4.00%, 2/12/55	25,000	25,139
4.50%, 2/6/57	15,000	16,515
MidAmerican Energy Co. 3.10%, 5/1/27	30,000	29,046
Molson Coors Brewing Co. 2.10%, 7/15/21	50,000	48,208
Monsanto Co. 2.75%, 7/15/21	50,000	49,388
Morgan Stanley
2.80%, 6/16/20	25,000	24,935
5.50%, 7/28/21	20,000	21,466
7.25%, 4/1/32	25,000	33,190
4.38%, 1/22/47	20,000	20,301
Mosaic Co. (The) 4.88%, 11/15/41	10,000	9,524
Mylan N.V. 3.15%, 6/15/21	40,000	39,665
NextEra Energy Capital Holdings, Inc. 3.55%, 5/1/27	40,000	39,201
NIKE, Inc. 2.38%, 11/1/26	20,000	18,472
NiSource, Inc. 4.80%, 2/15/44	25,000	26,935
Noble Energy, Inc. 5.05%, 11/15/44	10,000	10,409
Norfolk Southern Corp. 3.15%, 6/1/27	20,000	19,209
Northrop Grumman Corp.
2.55%, 10/15/22	30,000	29,046
3.25%, 1/15/28	25,000	23,989
NVIDIA Corp. 2.20%, 9/16/21	15,000	14,609
Occidental Petroleum Corp. 4.63%, 6/15/45	15,000	15,827
Oncor Electric Delivery Co. LLC 7.00%, 9/1/22	20,000	23,112
Oracle Corp.
5.00%, 7/8/19	25,000	25,820
1.90%, 9/15/21	30,000	29,013
3.25%, 11/15/27	20,000	19,464
4.00%, 7/15/46	20,000	19,782

See Notes to Financial Statements.

46	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund (AGND)

February 28, 2018

Investments in Long Securities	Principal Amount	Value
Pacific Gas & Electric Co. 4.25%, 5/15/21	$50,000	$51,771
PepsiCo, Inc.
3.60%, 3/1/24	25,000	25,504
2.38%, 10/6/26	15,000	13,833
3.45%, 10/6/46	10,000	9,088
Pfizer, Inc. 7.20%, 3/15/39	32,000	46,543
Philip Morris International, Inc. 4.88%, 11/15/43	28,000	30,438
Phillips 66 4.88%, 11/15/44	10,000	10,563
Pitney Bowes, Inc. 4.63%, 3/15/24(d)	25,000	23,312
Plains All American Pipeline L.P. 3.65%, 6/1/22	32,500	32,112
PNC Financial Services Group, Inc. (The)
6.70%, 6/10/19	25,000	26,267
3.90%, 4/29/24	25,000	25,492
3.15%, 5/19/27	20,000	19,243
Procter & Gamble Co. (The)
3.10%, 8/15/23	10,000	10,037
2.45%, 11/3/26	10,000	9,296
3.50%, 10/25/47	10,000	9,416
Prudential Financial, Inc. 3.91%, 12/7/47(b)	20,000	19,044
QUALCOMM, Inc.
2.60%, 1/30/23	25,000	23,841
3.25%, 5/20/27	25,000	23,405
Rockwell Collins, Inc.
3.20%, 3/15/24	20,000	19,592
3.50%, 3/15/27	20,000	19,495
4.80%, 12/15/43	10,000	10,722
Royal Caribbean Cruises Ltd. 7.50%, 10/15/27	10,000	12,470
Sabine Pass Liquefaction LLC 5.63%, 3/1/25	25,000	26,930
Santander Holdings USA, Inc. 4.40%, 7/13/27(b)	50,000	50,054
Schlumberger Investment S.A. 3.65%, 12/1/23	15,000	15,311
Scripps Networks Interactive, Inc. 2.75%, 11/15/19	20,000	19,923
Seagate HDD Cayman 4.25%, 3/1/22(b)	25,000	24,752
Select Income REIT 3.60%, 2/1/20	20,000	20,106
Sherwin-Williams Co. (The) 2.75%, 6/1/22	30,000	29,283
Shire Acquisitions Investments Ireland DAC 2.40%, 9/23/21	30,000	28,990
Simon Property Group L.P.
3.38%, 10/1/24	64,000	63,579
3.30%, 1/15/26	20,000	19,472
Southern California Edison Co.
4.65%, 10/1/43	22,000	24,198
4.00%, 4/1/47	20,000	20,014
Southern Co. (The)
2.35%, 7/1/21	40,000	38,915
2.95%, 7/1/23	40,000	38,908
3.25%, 7/1/26	30,000	28,612
Starbucks Corp. 2.00%, 12/5/18	8,000	7,985
State Street Corp. 2.65%, 5/19/26	40,000	37,341
SunTrust Banks, Inc. 2.70%, 1/27/22	60,000	58,870
Synchrony Financial 4.25%, 8/15/24	10,000	10,083
Target Corp.
2.30%, 6/26/19	10,000	9,981
3.90%, 11/15/47	15,000	14,380
TD Ameritrade Holding Corp. 3.30%, 4/1/27	20,000	19,533
Texas Instruments, Inc. 2.75%, 3/12/21	25,000	25,019
Thermo Fisher Scientific, Inc.
4.15%, 2/1/24	15,000	15,473
2.95%, 9/19/26	15,000	14,044
Time Warner Cable LLC
4.00%, 9/1/21	10,000	10,102
7.30%, 7/1/38	15,000	18,039
6.75%, 6/15/39	4,500	5,179
4.50%, 9/15/42	15,000	13,598
Time Warner, Inc. 6.25%, 3/29/41	35,000	41,446
TJX Cos., Inc. (The) 2.25%, 9/15/26	15,000	13,569
Toyota Motor Credit Corp.
2.60%, 1/11/22	40,000	39,440
3.20%, 1/11/27	20,000	19,719
Tyson Foods, Inc. 3.95%, 8/15/24	25,000	25,446
U.S. Bancorp 2.35%, 1/29/21	25,000	24,639
United Technologies Corp.
3.10%, 6/1/22	25,000	24,900
2.80%, 5/4/24	15,000	14,380
4.50%, 6/1/42	25,000	25,812
UnitedHealth Group, Inc.
2.75%, 2/15/23	32,000	31,384
3.10%, 3/15/26	20,000	19,358
4.25%, 3/15/43	10,000	10,338
US Bancorp 2.38%, 7/22/26, Series V	50,000	45,553
Ventas Realty L.P. 4.38%, 2/1/45	20,000	19,565
VEREIT Operating Partnership L.P. 3.95%, 8/15/27	20,000	18,991
Verizon Communications, Inc.
3.50%, 11/1/21	30,000	30,349
2.45%, 11/1/22	30,000	28,909
5.15%, 9/15/23	20,000	21,691

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	47

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund (AGND)

February 28, 2018

Investments in Long Securities	Principal Amount	Value
4.52%, 9/15/48	$25,000	$23,721
5.01%, 8/21/54	25,000	24,727
Viacom, Inc. 4.38%, 3/15/43	10,000	9,000
Virginia Electric & Power Co. 3.50%, 3/15/27, Series A	15,000	14,916
Visa, Inc. 4.15%, 12/14/35	50,000	52,799
Walgreens Boots Alliance, Inc. 3.80%, 11/18/24	50,000	49,737
Walmart, Inc.
1.95%, 12/15/18	10,000	9,969
5.88%, 4/5/27	16,000	19,046
Walt Disney Co. (The)
5.50%, 3/15/19(d)	40,000	41,191
2.35%, 12/1/22	35,000	33,975
3.15%, 9/17/25	20,000	19,808
3.00%, 2/13/26	25,000	24,495
Waste Management, Inc.
3.90%, 3/1/35	20,000	20,008
4.10%, 3/1/45	10,000	9,989
Wells Fargo & Co.
2.55%, 12/7/20	20,000	19,763
3.00%, 1/22/21	10,000	9,989
3.50%, 3/8/22	10,000	10,075
4.13%, 8/15/23	76,000	77,866
3.00%, 2/19/25	5,000	4,801
4.30%, 7/22/27	5,000	5,076
4.90%, 11/17/45	20,000	21,170
Weyerhaeuser Co. 7.38%, 3/15/32	20,000	26,374
Williams Partners L.P. 4.90%, 1/15/45	15,000	15,117
Wyndham Worldwide Corp. 4.25%, 3/1/22	20,000	20,099
Xerox Corp. 4.07%, 3/17/22	43,000	43,352
Zoetis, Inc. 3.00%, 9/12/27	15,000	14,101
TOTAL CORPORATE BONDS (Cost: $7,708,231)		7,580,562
FOREIGN CORPORATE BONDS – 5.0%
Australia – 0.2%
Westpac Banking Corp.
2.25%, 1/17/19	20,000	19,949
2.15%, 3/6/20	25,000	24,681

Total Australia		44,630
Belgium – 0.4%
Anheuser-Busch InBev Finance, Inc.
2.65%, 2/1/21	20,000	19,826
3.30%, 2/1/23	25,000	24,959
3.65%, 2/1/26	20,000	19,830
4.70%, 2/1/36	20,000	21,080
4.90%, 2/1/46	20,000	21,411

Total Belgium		107,106
Brazil – 0.1%
Vale Overseas Ltd. 5.88%, 6/10/21	20,000	21,414
Canada – 1.0%
Bank of Montreal 1.90%, 8/27/21	30,000	28,854
Bank of Nova Scotia (The) 2.45%, 9/19/22	30,000	29,043
Barrick Gold Corp. 5.25%, 4/1/42	15,000	16,830
Cenovus Energy, Inc. 4.25%, 4/15/27	30,000	29,370
Manulife Financial Corp. 4.15%, 3/4/26	20,000	20,472
Nexen Energy ULC 6.40%, 5/15/37	13,000	16,136
Royal Bank of Canada
2.15%, 3/6/20	25,000	24,701
4.65%, 1/27/26	25,000	25,957
TELUS Corp. 3.70%, 9/15/27	20,000	19,697
Thomson Reuters Corp. 4.70%, 10/15/19	20,000	20,647
Toronto-Dominion Bank (The) 1.80%, 7/13/21	40,000	38,496
TransCanada PipeLines Ltd. 3.80%, 10/1/20	40,000	40,913

Total Canada		311,116
France – 0.3%
BNP Paribas S.A. 5.00%, 1/15/21	40,000	42,133
Orange S.A. 1.63%, 11/3/19	45,000	44,162
Total Capital International S.A. 3.70%, 1/15/24	15,000	15,341

Total France		101,636
Germany – 0.3%
Daimler Finance North America LLC 8.50%, 1/18/31	20,000	29,212
Deutsche Bank AG
3.70%, 5/30/24	25,000	24,403
4.10%, 1/13/26	25,000	24,510
Landwirtschaftliche Rentenbank 1.38%, 10/23/19, Series 29	20,000	19,681

Total Germany		97,806
Israel – 0.0%
Teva Pharmaceutical Finance Netherlands III B.V. 3.15%, 10/1/26	10,000	8,183
Japan – 0.4%
Mitsubishi UFJ Financial Group, Inc. 3.29%, 7/25/27	20,000	19,207

See Notes to Financial Statements.

48	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund (AGND)

February 28, 2018

Investments in Long Securities	Principal Amount	Value
Sumitomo Mitsui Financial Group, Inc.
2.93%, 3/9/21	$30,000	$29,876
2.78%, 7/12/22	50,000	48,890
3.78%, 3/9/26	30,000	30,040

Total Japan		128,013
Mexico – 0.4%
Petroleos Mexicanos
6.00%, 3/5/20	40,000	41,970
6.50%, 3/13/27(b)	50,000	53,506
6.75%, 9/21/47(b)	25,000	25,484

Total Mexico		120,960
Netherlands – 0.6%
Cooperatieve Rabobank UA
4.50%, 1/11/21	20,000	20,806
3.88%, 2/8/22	45,000	46,020
5.25%, 5/24/41	20,000	23,705
Shell International Finance B.V.
4.38%, 3/25/20	50,000	51,679
3.25%, 5/11/25	20,000	19,770
2.88%, 5/10/26	20,000	19,179
4.38%, 5/11/45	15,000	15,960

Total Netherlands		197,119
Norway – 0.3%
Statoil ASA
2.45%, 1/17/23	65,000	63,025
3.95%, 5/15/43	15,000	14,889

Total Norway		77,914
Switzerland – 0.3%
Credit Suisse AG 5.40%, 1/14/20	25,000	26,006
Novartis Capital Corp.
3.00%, 11/20/25	30,000	29,368
3.10%, 5/17/27	25,000	24,479
Tyco Electronics Group S.A. 2.38%, 12/17/18	25,000	24,979

Total Switzerland		104,832
United Kingdom – 0.7%
AstraZeneca PLC
3.38%, 11/16/25	30,000	29,568
4.38%, 11/16/45	15,000	15,216
BAT Capital Corp.
3.56%, 8/15/27(b)	15,000	14,328
4.39%, 8/15/37(b)	15,000	14,817
BP Capital Markets PLC
3.12%, 5/4/26	30,000	29,062
3.02%, 1/16/27	20,000	19,086
Diageo Capital PLC 2.63%, 4/29/23	10,000	9,712
HSBC Holdings PLC 5.10%, 4/5/21	32,000	33,757
Mead Johnson Nutrition Co. 3.00%, 11/15/20	40,000	40,003
Vodafone Group PLC 4.38%, 2/19/43	10,000	9,559

Total United Kingdom		215,108
TOTAL FOREIGN CORPORATE BONDS (Cost: $1,559,491)		1,535,837
FOREIGN GOVERNMENT AGENCIES – 0.6%
Canada – 0.2%
Export Development Canada
1.63%, 12/3/19	20,000	19,751
1.63%, 1/17/20	20,000	19,724
Province of Ontario Canada 2.50%, 4/27/26	16,000	15,190
Province of Quebec Canada 2.38%, 1/31/22	25,000	24,526

Total Canada		79,191
Germany – 0.4%
Kreditanstalt fuer Wiederaufbau
4.88%, 6/17/19	100,000	103,286
1.75%, 10/15/19	20,000	19,805

Total Germany		123,091
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $205,020)		202,282
FOREIGN GOVERNMENT OBLIGATIONS – 0.8%
Colombia – 0.2%
Colombia Government International Bond
11.75%, 2/25/20	25,000	29,262
8.13%, 5/21/24	25,000	30,844

Total Colombia		60,106
Hungary – 0.2%
Hungary Government International Bond
5.75%, 11/22/23	26,000	28,848
7.63%, 3/29/41	26,000	37,733

Total Hungary		66,581
Italy – 0.1%
Republic of Italy Government International Bond 5.38%, 6/15/33	18,000	20,679
Mexico – 0.2%
Mexico Government International Bond
4.00%, 10/2/23	29,000	29,606
5.55%, 1/21/45	20,000	21,455

Total Mexico		51,061
Philippines – 0.1%
Philippine Government International Bond 9.50%, 2/2/30	26,000	39,207
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $244,249)		237,634
SUPRANATIONAL BONDS – 0.6%
Asian Development Bank
1.75%, 3/21/19	10,000	9,946
1.88%, 4/12/19	10,000	9,959
1.75%, 1/10/20	20,000	19,771
Corporacion Andina de Fomento 4.38%, 6/15/22	25,000	26,306

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	49

Schedule of Investments (unaudited) (concluded)

WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund (AGND)

February 28, 2018

Investments in Long Securities	Principal Amount	Value
European Investment Bank
1.88%, 3/15/19	$10,000	$9,965
1.75%, 6/17/19	10,000	9,932
2.00%, 12/15/22	20,000	19,277
Inter-American Development Bank
3.88%, 9/17/19	10,000	10,233
1.75%, 9/14/22	20,000	19,154
International Bank for Reconstruction & Development
1.88%, 3/15/19, Series GDIF	10,000	9,970
1.13%, 11/27/19, Series GDIF	20,000	19,584
1.75%, 4/19/23	20,000	18,981
TOTAL SUPRANATIONAL BONDS (Cost: $185,568)		183,078
COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.8%
United States – 1.8%
COMM Mortgage Trust
3.60%, 5/10/47, Series 2014-CR17, Class ASB	35,000	35,621
3.08%, 2/10/48, Series 2015-DC1, Class A4	50,000	48,845
Commercial Mortgage Pass Through Certificates 3.29%, 7/15/60, Series 2017-BNK6, Class ASB	50,000	49,721
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
2.84%, 10/25/22, Series K029, Class A1	38,632	38,700
3.06%, 8/25/24, Series K728, Class A2^(c)	100,000	100,054
Federal National Mortgage Association Alternative Credit Enhancement Securities 2.90%, 1/25/25, Series 2015-M8, Class A2^(c)	72,000	71,058
Morgan Stanley Bank of America Merrill Lynch Trust
3.53%, 12/15/47, Series 2014-C19, Class A4	25,000	25,228
3.07%, 2/15/48, Series 2015-C20, Class ASB	40,000	39,842
Wells Fargo Commercial Mortgage Trust 3.10%, 6/15/49, Series 2016-C34, Class A4	95,000	92,366
WFRBS Commercial Mortgage Trust 4.02%, 12/15/46, Series 2013-C17, Class A4	45,000	46,681
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $559,090)		548,116
MUNICIPAL BONDS – 0.2%
United States – 0.2%
New Jersey Turnpike Authority 7.10%, 1/1/41	20,000	28,509
State of California 7.55%, 4/1/39	20,000	30,188
TOTAL MUNICIPAL BONDS (Cost: $56,780)		58,697
ASSET-BACKED SECURITIES – 0.7%
United States – 0.7%
Citibank Credit Card Issuance Trust 1.92%, 4/7/22, Series 2017-A3, Class A3, ABS	100,000	98,458
Ford Credit Auto Owner Trust 1.22%, 3/15/21, Series 2016-C, Class A3	50,000	49,236
Honda Auto Receivables Owner Trust 1.21%, 12/18/20, Series 2016-4, Class A3	40,000	39,495
World Financial Network Credit Card Master Trust 2.03%, 4/15/25, Series 2016-A, Class A	17,000	16,458
TOTAL ASSET-BACKED SECURITIES (Cost: $205,141)		203,647

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
United States – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.38%(e)
(Cost: $44,500)(f)	44,500	44,500
TOTAL INVESTMENTS IN LONG SECURITIES BEFORE SECURITIES SOLD SHORT – 96.4% (Cost: $30,200,944)		29,749,530

Securities Sold Short	Principal Amount
U.S. GOVERNMENT AGENCIES SOLD SHORT – (0.3)%
Federal Home Loan Mortgage Corporation – (0.3)%
3.50%, 3/1/48(a) (Proceeds: $100,480)	$(100,000)	(99,882)
Other Assets less Liabilities – 3.9%		1,211,236

NET ASSETS – 100.0%		$30,860,884
^	Variable coupon rate based on weighted average interest rate of underlying mortgage.

(a)	To-be-announced (“TBA”) security (See Note 2). TBA securities are non-income producing.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown reflects the accrual rate as of February 28, 2018 on securities with variable or step rates.

(d)	Security, or portion thereof, was on loan at February 28, 2018 (See Note 2).

(e)	Rate shown represents annualized 7-day yield as of February 28, 2018.

(f)	At February 28, 2018, the total market value of the Fund’s securities on loan was $42,795 and the total market value of the collateral held by the Fund was $44,500.

FINANCIAL DERIVATIVE INSTRUMENTS
FUTURES CONTRACTS† (EXCHANGE-TRADED)
Short Exposure	Contracts	Expiration Date	Notional Amount[1]	Unrealized Appreciation/ (Depreciation)
5 Year U.S. Treasury Note	30	6/29/18	$(3,417,891)	$7,518
U.S. Treasury Ultra Long Term Bond	40	6/20/18	(6,235,000)	2,695
Ultra 10 Year U.S. Treasury Note	191	6/20/18	(24,459,937)	48,580
			$(34,112,828)	$58,793
†	As of February 28, 2018, cash collateral posted by the Fund with the broker for futures contracts was $379,015.

[1]	“Notional Amount” represents the current notional value of the futures contract.

See Notes to Financial Statements.

50	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2018

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – 24.7%
Federal Home Loan Mortgage Corporation – 9.7%
5.00%, 6/1/37	$3,916	$4,232
5.50%, 2/1/40	14,812	16,260
4.00%, 11/1/40	27,799	28,738
5.50%, 6/1/41	441,365	484,417
5.00%, 7/1/41	13,352	14,425
3.50%, 6/1/42	92,812	93,244
3.50%, 8/1/42	868,170	872,209
3.50%, 7/1/43	548,689	551,241
3.00%, 8/1/43	121,628	118,756
3.50%, 1/1/44	253,727	254,907
3.00%, 2/1/44	288,831	281,937
3.50%, 5/1/44	125,545	125,839
4.50%, 5/1/44	25,022	26,262
3.50%, 7/1/44	130,068	130,522
4.50%, 7/1/44	286,276	300,410
4.00%, 8/1/44	939,002	973,062
3.50%, 10/1/44	44,339	44,442
3.50%, 12/1/44	636,292	637,404
3.50%, 1/1/45	127,789	127,975
4.00%, 3/1/45	26,176	26,939
3.00%, 4/1/45	37,422	36,431
3.00%, 5/1/45	152,068	147,999
3.50%, 6/1/45	132,759	132,914
4.00%, 6/1/45	117,935	121,373
3.00%, 7/1/45	39,138	38,059
3.00%, 8/1/45	158,585	154,169
3.50%, 8/1/45	1,514,608	1,518,570
3.50%, 9/1/45	786,010	786,929
4.00%, 9/1/45	232,000	238,751
4.00%, 10/1/45	261,816	269,442
3.50%, 11/1/45	141,725	141,891
4.00%, 11/1/45	192,450	198,055
3.00%, 12/1/45	158,436	153,809
4.50%, 12/1/45	423,022	443,902
4.00%, 2/1/46	281,878	290,078
3.50%, 3/1/46	323,103	323,481
4.00%, 3/1/46	241,608	248,640
3.00%, 4/1/46	829,590	805,363
3.50%, 4/1/46	428,699	429,199
4.50%, 4/1/46	742,009	786,114
3.50%, 5/1/46	463,311	463,853
3.00%, 6/1/46	174,860	169,753
3.50%, 6/1/46	469,558	470,107
3.00%, 9/1/46	1,739,472	1,695,859
3.50%, 9/1/46	358,382	358,801
2.50%, 10/1/46	148,120	138,611
3.50%, 10/1/46	132,733	132,888
3.00%, 11/1/46	1,658,196	1,609,593
3.50%, 11/1/46	46,779	46,833
4.00%, 11/1/46	82,383	84,785
3.00%, 12/1/46	612,203	594,190
3.50%, 12/1/46	913,249	914,317
3.00%, 1/1/47	1,816,626	1,762,743
4.00%, 1/1/47	360,964	371,464
3.00%, 2/1/47	1,465,487	1,422,119
4.00%, 2/1/47	340,496	350,356
4.50%, 3/1/47	681,377	714,120
3.00%, 4/1/47	286,074	277,582
3.50%, 4/1/47	924,397	925,475
4.00%, 4/1/47	361,975	372,389
3.50%, 5/1/47	481,764	482,325
4.00%, 5/1/47	312,448	321,428
4.50%, 5/1/47	84,356	88,416
4.00%, 6/1/47	483,001	496,897
3.00%, 7/1/47	290,679	281,975
3.50%, 7/1/47	496,519	497,100
4.00%, 7/1/47	462,830	476,410
3.50%, 8/1/47	498,582	499,166
4.00%, 8/1/47	2,174,934	2,238,141
4.50%, 8/1/47	395,456	414,506
3.50%, 9/1/47	1,115,978	1,117,283
4.50%, 9/1/47	479,164	502,260
3.00%, 10/1/47	392,983	381,255
3.50%, 10/1/47	786,367	787,287
4.00%, 10/1/47	679,984	699,418
3.00%, 11/1/47	424,078	411,422
3.50%, 12/1/47	665,062	665,840
5.00%, 3/1/48(a)	950,000	1,015,555
5.50%, 3/1/48(a)	500,000	542,168

Total Federal Home Loan Mortgage Corporation		37,173,080
Federal National Mortgage Association – 15.0%
4.00%, 1/1/42	316,575	327,099
3.50%, 8/1/45	547,125	551,570
5.50%, 3/1/48(a)	1,150,000	1,249,322
5.00%, 5/1/38	23,043	24,701
5.50%, 6/1/38	182,440	200,384
5.50%, 11/1/38	4,606	5,051
5.50%, 10/1/39	195,026	213,650
4.50%, 11/1/39	198,197	209,838
5.50%, 4/1/40	25,195	27,703
4.00%, 10/1/40	296,632	306,235
4.50%, 2/1/41	138,667	146,505
5.50%, 9/1/41	99,482	109,090
4.00%, 11/1/41	166,879	172,306
3.50%, 6/1/42	757,530	761,227
4.00%, 12/1/42	219,207	226,305
2.50%, 3/1/43	31,811	29,885
3.00%, 5/1/43	304,296	297,375
3.50%, 5/1/43	75,243	75,555
4.00%, 6/1/43	210,498	217,317
3.00%, 7/1/43	39,023	38,115
3.00%, 8/1/43	399,837	390,641
4.00%, 8/1/43	113,792	117,141
4.00%, 9/1/43	294,142	303,192
4.50%, 9/1/43	50,648	53,488
3.50%, 10/1/43	439,892	441,537
4.00%, 5/1/44	24,370	25,055
4.50%, 5/1/44	290,711	305,419
3.50%, 6/1/44	371,856	373,670
4.00%, 7/1/44	28,268	29,042
4.00%, 8/1/44	140,349	144,177
4.00%, 10/1/44	447,801	459,964
4.00%, 11/1/44	22,173	22,773
4.00%, 12/1/44	148,610	152,607

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	51

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2018

Investments	Principal Amount	Value
3.00%, 1/1/45	$15,375	$14,972
3.50%, 2/1/45	510,780	510,793
4.00%, 2/1/45	120,018	123,335
3.00%, 4/1/45	374,480	364,394
3.00%, 5/1/45	131,619	127,979
3.00%, 6/1/45	318,252	309,680
3.50%, 6/1/45	143,937	143,971
3.50%, 7/1/45	72,264	72,237
3.50%, 8/1/45	856,264	857,260
3.50%, 9/1/45	342,620	342,523
4.00%, 9/1/45	158,094	162,193
3.00%, 10/1/45	153,304	148,901
3.50%, 10/1/45	264,594	264,546
3.00%, 11/1/45	149,279	144,937
3.50%, 11/1/45	148,929	149,010
4.00%, 11/1/45	1,190,836	1,222,673
3.00%, 12/1/45	1,476,397	1,439,354
3.50%, 12/1/45	1,439,200	1,439,042
4.00%, 12/1/45	529,690	543,281
3.50%, 1/1/46	221,720	221,703
3.00%, 2/1/46	346,224	335,798
3.50%, 3/1/46	260,156	260,136
4.00%, 3/1/46	375,520	385,134
3.50%, 4/1/46	1,195,649	1,195,557
4.00%, 4/1/46	216,216	222,569
3.50%, 5/1/46	586,077	586,033
4.50%, 5/1/46	138,442	145,295
3.00%, 6/1/46	147,368	142,930
3.50%, 6/1/46	932,796	932,725
4.50%, 6/1/46	299,132	313,610
3.50%, 7/1/46	1,069,412	1,069,331
4.00%, 7/1/46	171,024	175,416
2.50%, 8/1/46	23,889	22,345
2.50%, 9/1/46	55,876	52,265
3.00%, 9/1/46	271,035	262,873
3.00%, 10/1/46	1,085,639	1,053,177
4.00%, 10/1/46	251,571	258,044
2.50%, 11/1/46	47,613	44,536
3.00%, 11/1/46	1,851,272	1,796,641
3.50%, 11/1/46	267,785	267,682
2.50%, 12/1/46	100,601	94,098
3.00%, 12/1/46	1,720,336	1,668,532
3.50%, 12/1/46	1,300,000	1,301,986
4.00%, 12/1/46	311,510	320,714
2.50%, 1/1/47	133,330	124,712
3.00%, 1/1/47	619,796	601,132
3.50%, 1/1/47	451,882	451,848
4.50%, 1/1/47	348,498	365,561
5.50%, 1/1/47	688,696	755,790
3.00%, 2/1/47	1,656,227	1,606,354
3.50%, 2/1/47	484,357	484,320
4.00%, 2/1/47	83,435	85,597
3.00%, 3/1/47	330,824	320,862
3.50%, 3/1/47	708,074	708,020
4.00%, 3/1/47	1,103,331	1,131,893
4.50%, 3/1/47	230,146	241,363
3.00%, 4/1/47	378,310	366,918
4.00%, 4/1/47	571,848	586,721
3.00%, 5/1/47	381,125	369,649
3.50%, 5/1/47	788,127	788,068
4.00%, 5/1/47	2,308,575	2,374,372
3.50%, 6/1/47	418,385	418,354
4.00%, 6/1/47	709,204	727,497
3.50%, 7/1/47	798,026	802,902
4.00%, 7/1/47	681,071	698,904
4.50%, 7/1/47	301,650	316,594
3.00%, 8/1/47	500,318	485,252
3.50%, 8/1/47	481,531	481,495
4.00%, 8/1/47	760,796	780,171
3.00%, 9/1/47	736,338	714,165
3.50%, 9/1/47	694,238	694,186
4.00%, 9/1/47	685,754	703,793
4.50%, 9/1/47	648,571	680,826
3.00%, 10/1/47	416,567	404,023
3.50%, 10/1/47	1,569,372	1,570,226
4.00%, 10/1/47	462,176	474,053
4.50%, 10/1/47	683,458	717,538
3.00%, 11/1/47	740,410	718,114
3.50%, 11/1/47	491,363	491,326
4.50%, 11/1/47	795,867	835,551
3.50%, 12/1/47	741,173	741,118
3.00%, 1/1/48	745,809	723,351
3.50%, 1/1/48	744,451	744,396
5.00%, 3/1/48(a)	1,625,000	1,734,643

Total Federal National Mortgage Association		57,539,808
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $96,349,567)		94,712,888
U.S. GOVERNMENT OBLIGATIONS – 15.6%
U.S. Treasury Bonds – 2.6%
U.S. Treasury Bond 8.50%, 2/15/20	300,000	336,053
8.75%, 5/15/20	380,000	433,326
8.75%, 8/15/20	800,000	921,953
7.88%, 2/15/21	900,000	1,040,783
8.13%, 5/15/21	1,050,000	1,233,340
8.13%, 8/15/21	800,000	949,688
8.00%, 11/15/21	400,000	477,469
7.25%, 8/15/22	1,000,000	1,196,992
7.63%, 11/15/22	350,000	427,991
7.13%, 2/15/23	625,000	755,103
6.25%, 8/15/23	175,000	206,722
7.50%, 11/15/24	175,000	225,777
6.75%, 8/15/26	50,000	64,781
6.50%, 11/15/26	525,000	673,046
6.63%, 2/15/27	450,000	585,202
6.13%, 11/15/27	400,000	510,219

Total U.S. Treasury Bonds		10,038,445
U.S. Treasury Notes – 13.0%
U.S. Treasury Note 1.25%, 5/31/19	400,000	395,625
1.50%, 5/31/19	2,610,000	2,589,609
0.75%, 8/15/19	275,000	269,371
0.88%, 9/15/19	500,000	489,922
1.50%, 10/31/19	1,750,000	1,729,561
3.38%, 11/15/19	1,500,000	1,528,623
1.00%, 11/30/19	1,000,000	979,023

See Notes to Financial Statements.

52	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2018

Investments	Principal Amount	Value
1.38%, 12/15/19	$1,000,000	$985,000
1.38%, 1/15/20	400,000	393,586
1.25%, 1/31/20	500,000	490,605
1.38%, 2/15/20	1,000,000	982,871
3.63%, 2/15/20	600,000	615,457
1.25%, 2/29/20	1,000,000	980,000
1.13%, 4/30/20	550,000	536,250
1.38%, 4/30/20	1,000,000	980,332
1.50%, 7/15/20	450,000	441,343
1.63%, 7/31/20	200,000	196,621
1.50%, 8/15/20	600,000	587,953
1.38%, 9/30/20	750,000	731,528
2.00%, 9/30/20	1,000,000	990,820
1.63%, 10/15/20	115,000	112,828
2.13%, 1/31/21	1,140,000	1,130,626
1.13%, 2/28/21	250,000	240,542
2.00%, 2/28/21	1,410,000	1,392,430
1.25%, 3/31/21	350,000	337,572
2.25%, 3/31/21	300,000	298,254
2.00%, 5/31/21	200,000	197,039
1.13%, 8/31/21	100,000	95,352
2.13%, 9/30/21	100,000	98,629
2.00%, 2/15/22	225,000	220,359
1.75%, 3/31/22	1,000,000	968,164
1.88%, 3/31/22	1,000,000	972,598
1.88%, 4/30/22	1,000,000	971,621
1.88%, 7/31/22	250,000	242,266
2.00%, 7/31/22	260,000	253,520
1.63%, 8/15/22	700,000	671,166
1.63%, 8/31/22	500,000	478,975
1.88%, 9/30/22	1,000,000	967,520
1.88%, 10/31/22	700,000	676,867
2.00%, 10/31/22	300,000	291,609
1.63%, 11/15/22	850,000	812,298
2.00%, 11/30/22	750,000	728,716
2.13%, 12/31/22	1,000,000	976,406
1.75%, 1/31/23	300,000	287,637
1.50%, 2/28/23	650,000	614,859
1.50%, 3/31/23	750,000	708,721
1.63%, 4/30/23	700,000	664,686
1.75%, 5/15/23	900,000	859,553
1.63%, 5/31/23	750,000	711,445
1.38%, 6/30/23	1,000,000	935,117
1.25%, 7/31/23	850,000	788,275
2.50%, 8/15/23	3,879,000	3,840,892
1.38%, 8/31/23	500,000	466,211
2.75%, 11/15/23	750,000	751,480
2.00%, 6/30/24	250,000	238,872
2.25%, 10/31/24	155,000	149,899
2.25%, 11/15/24	1,000,000	966,543
2.00%, 8/15/25	225,000	212,559
2.25%, 11/15/25	500,000	479,717
1.63%, 2/15/26	475,000	433,651
1.63%, 5/15/26	530,000	482,321
1.50%, 8/15/26	650,000	583,299
2.00%, 11/15/26	1,150,000	1,072,555
2.25%, 2/15/27	675,000	641,355
2.38%, 5/15/27	615,000	589,944
2.25%, 8/15/27	1,015,000	961,673
2.25%, 11/15/27	2,075,000	1,963,469
2.75%, 2/15/28	425,000	420,725

Total U.S. Treasury Notes		49,854,915
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $60,924,247)		59,893,360
CORPORATE BONDS – 40.8%
United States – 40.8%
21st Century Fox America, Inc. 3.70%, 9/15/24	50,000	50,345
6.55%, 3/15/33	20,000	25,712
6.20%, 12/15/34	100,000	124,229
6.15%, 2/15/41	1,000	1,265
4.75%, 9/15/44	120,000	128,717
4.95%, 10/15/45	450,000	503,768
3M Co. 2.25%, 9/19/26	280,000	256,529
Abbott Laboratories 2.00%, 3/15/20	15,000	14,778
4.13%, 5/27/20	35,000	35,965
3.40%, 11/30/23	241,000	240,390
3.75%, 11/30/26	70,000	69,438
4.75%, 11/30/36	350,000	375,432
6.15%, 11/30/37	150,000	182,436
5.30%, 5/27/40	250,000	283,346
4.90%, 11/30/46	100,000	107,961
AbbVie, Inc. 2.50%, 5/14/20	45,000	44,621
2.90%, 11/6/22	35,000	34,257
3.20%, 11/6/22	15,000	14,899
2.85%, 5/14/23	285,000	276,635
3.60%, 5/14/25	65,000	64,385
4.50%, 5/14/35	275,000	284,124
4.70%, 5/14/45	205,000	212,334
4.45%, 5/14/46	200,000	200,385
Actavis, Inc. 3.25%, 10/1/22	20,000	19,746
Adobe Systems, Inc. 3.25%, 2/1/25	30,000	29,757
AEP Transmission Co. LLC 4.00%, 12/1/46	75,000	75,392
3.75%, 12/1/47(b)	50,000	48,223
Aetna, Inc. 2.80%, 6/15/23	175,000	167,989
3.50%, 11/15/24	170,000	167,008
6.63%, 6/15/36	2,000	2,546
3.88%, 8/15/47	160,000	142,173
Aflac, Inc. 3.63%, 11/15/24	25,000	25,280
4.00%, 10/15/46	50,000	48,380
Air Lease Corp. 3.88%, 4/1/21	30,000	30,566
2.75%, 1/15/23	25,000	24,172
3.00%, 9/15/23	45,000	43,819
4.25%, 9/15/24	30,000	30,777
3.63%, 12/1/27	41,000	39,219

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	53

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2018

Investments	Principal Amount	Value
Alabama Power Co. 3.75%, 3/1/45	$257,000	$250,472
4.30%, 1/2/46	15,000	15,859
Alexandria Real Estate Equities, Inc. 4.60%, 4/1/22	2,000	2,091
Allergan Funding SCS 3.45%, 3/15/22	35,000	34,954
3.80%, 3/15/25	500,000	494,110
4.55%, 3/15/35	265,000	265,199
4.85%, 6/15/44	25,000	25,267
4.75%, 3/15/45	100,000	99,565
Allergan, Inc. 2.80%, 3/15/23	170,000	163,980
Allstate Corp. (The) 3.28%, 12/15/26	8,000	7,842
Altria Group, Inc. 4.00%, 1/31/24	150,000	154,442
2.63%, 9/16/26	220,000	203,384
5.38%, 1/31/44	92,000	105,623
Amazon.com, Inc. 2.60%, 12/5/19	10,000	10,006
1.90%, 8/21/20(b)	10,000	9,805
2.40%, 2/22/23(b)	150,000	144,956
3.80%, 12/5/24	100,000	102,738
3.15%, 8/22/27(b)	100,000	96,583
4.80%, 12/5/34	150,000	166,595
3.88%, 8/22/37(b)	170,000	169,507
4.95%, 12/5/44	20,000	22,772
4.05%, 8/22/47(b)	175,000	174,642
4.25%, 8/22/57(b)	125,000	125,273
Ameren Corp. 3.65%, 2/15/26	50,000	49,671
American Airlines Pass Through Trust 3.38%, 11/1/28, Series 2015-1, Class A	64,142	63,154
American Campus Communities Operating Partnership L.P. 3.63%, 11/15/27	15,000	14,440
American Electric Power Co., Inc. 2.95%, 12/15/22, Series F	55,000	54,372
American Express Co. 4.05%, 12/3/42	25,000	24,972
American Express Credit Corp. 3.30%, 5/3/27	325,000	316,238
American Honda Finance Corp. 2.90%, 2/16/24	150,000	147,428
American International Group, Inc. 3.38%, 8/15/20	21,000	21,174
3.30%, 3/1/21	160,000	160,455
4.88%, 6/1/22	85,000	90,129
4.13%, 2/15/24	244,000	250,562
3.90%, 4/1/26	158,000	157,466
3.88%, 1/15/35	193,000	183,091
4.50%, 7/16/44	120,000	119,680
4.80%, 7/10/45	52,000	54,291
American Tower Corp. 3.30%, 2/15/21	125,000	125,410
4.70%, 3/15/22	40,000	41,827
3.50%, 1/31/23	350,000	350,453
3.00%, 6/15/23	16,000	15,623
3.38%, 10/15/26	150,000	142,626
3.13%, 1/15/27	133,000	123,471
3.55%, 7/15/27	595,000	568,780
American Water Capital Corp. 3.85%, 3/1/24	125,000	128,677
3.40%, 3/1/25	250,000	250,016
4.00%, 12/1/46	13,000	13,147
3.75%, 9/1/47	25,000	24,186
Ameriprise Financial, Inc. 4.00%, 10/15/23	302,000	311,299
3.70%, 10/15/24	125,000	126,671
2.88%, 9/15/26	170,000	161,010
AmerisourceBergen Corp. 3.45%, 12/15/27	75,000	71,488
4.30%, 12/15/47	25,000	23,533
Amgen, Inc. 1.85%, 8/19/21	10,000	9,597
3.88%, 11/15/21	112,000	114,756
2.65%, 5/11/22	275,000	269,078
3.63%, 5/15/22	150,000	152,358
2.25%, 8/19/23	110,000	103,965
3.63%, 5/22/24	159,000	160,359
3.13%, 5/1/25	145,000	140,770
3.20%, 11/2/27	300,000	285,156
4.40%, 5/1/45	295,000	293,831
4.66%, 6/15/51	100,000	101,332
Anadarko Petroleum Corp. 5.55%, 3/15/26(c)	235,000	256,590
6.45%, 9/15/36	130,000	155,306
7.95%, 6/15/39	100,000	136,227
6.60%, 3/15/46	127,000	159,082
Analog Devices, Inc. 2.88%, 6/1/23	28,000	27,250
3.50%, 12/5/26	215,000	210,329
Andeavor 4.50%, 4/1/48	25,000	22,860
Andeavor Logistics L.P. 5.25%, 1/15/25	305,000	313,403
5.20%, 12/1/47	25,000	24,309
Anthem, Inc. 3.13%, 5/15/22	80,000	79,463
3.50%, 8/15/24	40,000	39,778
3.65%, 12/1/27	175,000	169,874
4.63%, 5/15/42	125,000	127,340
4.65%, 1/15/43	110,000	112,501
4.65%, 8/15/44	200,000	205,307
Aon PLC 3.50%, 6/14/24	10,000	9,976
3.88%, 12/15/25	175,000	177,044
4.75%, 5/15/45	75,000	79,255
Apache Corp. 2.63%, 1/15/23	100,000	95,778
5.10%, 9/1/40	100,000	102,889
4.75%, 4/15/43	75,000	74,373

See Notes to Financial Statements.

54	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2018

Investments	Principal Amount	Value
Appalachian Power Co. 7.00%, 4/1/38	$80,000	$109,758
Applied Materials, Inc. 3.30%, 4/1/27	100,000	98,021
4.35%, 4/1/47	35,000	36,605
Aptiv PLC 4.40%, 10/1/46	20,000	19,489
Archer-Daniels-Midland Co. 2.50%, 8/11/26	185,000	170,573
5.38%, 9/15/35	15,000	17,430
4.02%, 4/16/43	6,000	5,823
Ares Capital Corp. 3.63%, 1/19/22	25,000	24,654
Arizona Public Service Co. 4.50%, 4/1/42	115,000	123,647
AT&T, Inc. 2.30%, 3/11/19	25,000	24,958
2.45%, 6/30/20	375,000	371,177
3.20%, 3/1/22	20,000	19,894
2.63%, 12/1/22	125,000	120,818
3.95%, 1/15/25	310,000	310,322
3.40%, 5/15/25	455,000	437,615
4.13%, 2/17/26	70,000	70,050
4.25%, 3/1/27	100,000	100,519
3.90%, 8/14/27	450,000	447,765
4.30%, 2/15/30(b)	25,000	24,447
4.50%, 5/15/35	465,000	450,774
5.25%, 3/1/37	200,000	207,009
6.00%, 8/15/40	10,000	11,139
6.38%, 3/1/41	475,000	556,112
5.15%, 3/15/42	350,000	355,019
4.30%, 12/15/42	182,000	166,357
4.80%, 6/15/44	61,000	58,612
4.35%, 6/15/45	150,000	134,823
4.75%, 5/15/46	180,000	171,188
5.65%, 2/15/47	260,000	279,977
5.45%, 3/1/47	5,000	5,228
4.55%, 3/9/49	49,000	44,947
5.15%, 2/14/50	160,000	160,372
5.70%, 3/1/57	75,000	80,401
5.30%, 8/14/58	425,000	424,779
Atmos Energy Corp. 4.13%, 10/15/44	200,000	204,358
Autodesk, Inc. 4.38%, 6/15/25	25,000	25,626
AutoZone, Inc. 3.13%, 7/15/23	50,000	49,224
3.25%, 4/15/25	50,000	48,536
AvalonBay Communities, Inc. 2.90%, 10/15/26	50,000	47,298
3.35%, 5/15/27	8,000	7,832
3.20%, 1/15/28	25,000	24,030
Avangrid, Inc. 3.15%, 12/1/24	50,000	48,641
Baltimore Gas & Electric Co. 2.40%, 8/15/26	290,000	266,562
Bank of America Corp. 4.00%, 4/1/24	409,000	419,868
4.20%, 8/26/24	250,000	255,166
3.95%, 4/21/25, Series L	450,000	449,704
3.09%, 10/1/25, (3.093% fixed rate until 10/1/24; 3-month U.S. dollar London Interbank Offered Rate + 1.090% thereafter)(d)	8,000	7,775
3.37%, 1/23/26, (3.366% fixed rate until 1/23/25; 3-month U.S. dollar London Interbank Offered Rate + 0.810% thereafter)(d)	500,000	490,264
4.45%, 3/3/26	50,000	51,207
3.82%, 1/20/28, (3.824% fixed rate until 1/20/27; 3-month U.S. dollar London Interbank Offered Rate + 1.575% thereafter)(d)	100,000	99,299
3.71%, 4/24/28, (3.705% fixed rate until 4/24/27; 3-month U.S. dollar London Interbank Offered Rate + 1.512% thereafter)(d)	200,000	197,118
3.59%, 7/21/28, (3.593% fixed rate until 7/21/27; 3-month U.S. dollar London Interbank Offered Rate + 1.370% thereafter)(d)	480,000	468,053
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month U.S. dollar London Interbank Offered Rate + 1.040% thereafter)(b)(d)	500,000	479,529
6.11%, 1/29/37	467,000	563,582
4.24%, 4/24/38, (4.244% fixed rate until 4/24/37; 3-month U.S. dollar London Interbank Offered Rate + 1.814% thereafter)(d)	125,000	127,419
5.88%, 2/7/42	200,000	250,366
4.44%, 1/20/48, (4.443% fixed rate until 1/20/47; 3-month U.S. dollar London Interbank Offered Rate + 1.99% thereafter)(d)	25,000	26,024
3.95%, 1/23/49, (3.946% fixed rate until 1/23/48; 3-month U.S. dollar London Interbank Offered Rate + 1.190% thereafter)(d)	40,000	38,430
Bank One Corp. 7.63%, 10/15/26	17,000	21,201
8.00%, 4/29/27	1,000	1,288
Baxalta, Inc. 2.88%, 6/23/20	100,000	99,469
4.00%, 6/23/25	335,000	333,990
Baxter International, Inc. 2.60%, 8/15/26	240,000	219,975
3.50%, 8/15/46	12,000	10,408
Becton Dickinson and Co. 3.25%, 11/12/20	3,000	3,002
3.36%, 6/6/24	90,000	86,854
3.73%, 12/15/24	70,000	69,038
3.70%, 6/6/27	200,000	191,761

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	55

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2018

Investments	Principal Amount	Value
Bed Bath & Beyond, Inc. 4.92%, 8/1/34	$100,000	$87,495
5.17%, 8/1/44	75,000	63,359
Berkshire Hathaway Energy Co. 3.75%, 11/15/23	125,000	128,102
3.25%, 4/15/28(b)	20,000	19,387
4.50%, 2/1/45	100,000	106,116
3.80%, 7/15/48(b)	100,000	95,547
Biogen, Inc. 2.90%, 9/15/20	50,000	49,975
5.20%, 9/15/45	152,000	165,354
BlackRock, Inc. 3.50%, 3/18/24	25,000	25,440
Block Financial LLC 4.13%, 10/1/20	35,000	35,696
Boardwalk Pipelines L.P. 4.45%, 7/15/27	100,000	97,975
Boeing Co. (The) 2.85%, 10/30/24	35,000	34,241
2.25%, 6/15/26	50,000	46,183
6.88%, 3/15/39	50,000	71,478
5.88%, 2/15/40	202,000	256,719
BorgWarner, Inc. 4.38%, 3/15/45	128,000	125,460
Boston Properties L.P. 4.13%, 5/15/21	180,000	185,839
3.13%, 9/1/23	23,000	22,618
3.20%, 1/15/25	8,000	7,769
Boston Scientific Corp. 3.85%, 5/15/25	300,000	301,569
7.38%, 1/15/40	2,000	2,664
Branch Banking & Trust Co. 3.63%, 9/16/25	500,000	500,420
3.80%, 10/30/26	510,000	516,159
Brighthouse Financial, Inc. 3.70%, 6/22/27(b)	150,000	140,505
4.70%, 6/22/47(b)	131,000	122,635
Brixmor Operating Partnership L.P. 3.25%, 9/15/23	190,000	184,151
3.65%, 6/15/24	150,000	147,065
Broadcom Corp. 3.00%, 1/15/22	40,000	39,126
3.63%, 1/15/24	125,000	121,990
3.50%, 1/15/28	260,000	240,522
Broadridge Financial Solutions, Inc. 3.40%, 6/27/26	25,000	24,087
Brown & Brown, Inc. 4.20%, 9/15/24	20,000	20,414
Brown-Forman Corp. 4.50%, 7/15/45	28,000	29,498
Burlington Northern Santa Fe LLC 3.00%, 3/15/23	293,000	292,256
3.75%, 4/1/24	75,000	77,043
3.00%, 4/1/25	71,000	69,465
3.65%, 9/1/25	120,000	121,918
3.25%, 6/15/27	40,000	39,522
6.15%, 5/1/37	73,000	92,874
5.75%, 5/1/40	125,000	153,909
5.40%, 6/1/41	15,000	17,738
4.40%, 3/15/42	10,000	10,469
4.90%, 4/1/44	160,000	180,246
4.55%, 9/1/44	150,000	161,061
4.15%, 4/1/45	73,000	73,983
4.70%, 9/1/45	20,000	21,899
3.90%, 8/1/46	25,000	24,676
4.13%, 6/15/47	130,000	132,852
CA, Inc. 4.70%, 3/15/27	30,000	30,619
Capital One Financial Corp. 4.75%, 7/15/21	40,000	41,948
3.05%, 3/9/22	25,000	24,614
3.20%, 1/30/23	780,000	765,961
3.50%, 6/15/23	25,000	24,924
3.75%, 4/24/24	100,000	100,408
3.30%, 10/30/24	100,000	97,192
3.20%, 2/5/25	170,000	163,226
4.20%, 10/29/25	25,000	24,830
3.75%, 3/9/27	410,000	399,268
Cardinal Health, Inc. 3.41%, 6/15/27	184,000	173,292
4.50%, 11/15/44	75,000	72,268
4.37%, 6/15/47	155,000	145,717
Carlisle Cos., Inc. 3.50%, 12/1/24	100,000	98,803
3.75%, 12/1/27	25,000	24,659
Caterpillar Financial Services Corp. 2.40%, 8/9/26	190,000	175,947
Caterpillar, Inc. 3.80%, 8/15/42	501,000	499,729
CBL & Associates L.P. 5.25%, 12/1/23	6,000	5,107
CBOE Global Markets, Inc. 1.95%, 6/28/19	55,000	54,452
CBRE Services, Inc. 5.00%, 3/15/23	8,000	8,205
4.88%, 3/1/26	153,000	161,454
CBS Corp. 2.50%, 2/15/23	30,000	28,623
3.50%, 1/15/25	350,000	343,832
4.00%, 1/15/26	50,000	49,956
2.90%, 1/15/27	92,000	84,135
3.38%, 2/15/28	125,000	117,216
7.88%, 7/30/30	197,000	258,703
4.90%, 8/15/44	275,000	276,809
CC Holdings GS V LLC 3.85%, 4/15/23	620,000	625,313
Celgene Corp. 2.25%, 5/15/19	10,000	9,949
3.88%, 8/15/25	340,000	339,560
5.00%, 8/15/45	100,000	104,605
4.55%, 2/20/48	210,000	204,799
CenterPoint Energy Houston Electric LLC 2.40%, 9/1/26, Series Z	290,000	267,121
4.50%, 4/1/44	4,000	4,381

See Notes to Financial Statements.

56	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2018

Investments	Principal Amount	Value
Charter Communications Operating LLC 4.46%, 7/23/22	$465,000	$476,212
4.91%, 7/23/25	450,000	463,294
4.20%, 3/15/28	150,000	144,256
6.48%, 10/23/45	125,000	141,290
Chubb Corp. (The) 6.00%, 5/11/37	76,000	95,790
Chubb INA Holdings, Inc. 4.35%, 11/3/45	100,000	105,816
Church & Dwight Co., Inc. 2.45%, 8/1/22	100,000	97,008
3.15%, 8/1/27	145,000	136,805
Cigna Corp. 4.00%, 2/15/22	226,000	232,857
3.25%, 4/15/25	275,000	264,902
3.05%, 10/15/27	240,000	222,033
3.88%, 10/15/47	121,000	107,982
Cintas Corp. No 2 2.90%, 4/1/22	405,000	401,494
Cisco Systems, Inc. 2.20%, 9/20/23	125,000	119,411
3.63%, 3/4/24	272,000	278,885
2.95%, 2/28/26	225,000	218,958
2.50%, 9/20/26	40,000	37,443
5.90%, 2/15/39	70,000	91,271
Citigroup, Inc. 2.55%, 4/8/19	170,000	169,829
2.65%, 10/26/20	25,000	24,753
4.05%, 7/30/22	172,000	176,112
3.50%, 5/15/23	65,000	64,814
4.00%, 8/5/24	25,000	25,314
3.30%, 4/27/25	240,000	233,959
5.50%, 9/13/25	200,000	219,092
4.60%, 3/9/26	25,000	25,858
3.20%, 10/21/26	100,000	95,593
4.45%, 9/29/27	400,000	408,685
3.89%, 1/10/28, (3.887% fixed rate until 1/10/27; 3-month U.S. dollar London Interbank Offered Rate + 1.563% thereafter)(d)	200,000	199,824
3.67%, 7/24/28, (3.668% fixed rate until 7/24/27; 3-month U.S. dollar London Interbank Offered Rate + 1.390% thereafter)(d)	86,000	84,220
4.13%, 7/25/28	150,000	149,224
3.52%, 10/27/28, (3.520% fixed rate until 10/27/27; 3-month U.S. dollar London Interbank Offered Rate + 1.151% thereafter)(d)	300,000	290,364
3.88%, 1/24/39, (3.878% fixed rate until 1/24/38; 3-month U.S. dollar London Interbank Offered Rate + 1.168% thereafter)(d)	250,000	240,348
8.13%, 7/15/39	220,000	334,506
6.68%, 9/13/43	150,000	195,473
5.30%, 5/6/44	50,000	55,399
4.65%, 7/30/45	25,000	26,627
4.28%, 4/24/48, (4.281% fixed rate until 4/24/47; 3-month U.S. dollar London Interbank Offered Rate + 1.839% thereafter)(d)	275,000	277,992
Citizens Bank NA 2.55%, 5/13/21	500,000	490,401
Citrix Systems, Inc. 4.50%, 12/1/27	25,000	24,865
Clorox Co. (The) 3.10%, 10/1/27	240,000	230,848
CNA Financial Corp. 5.75%, 8/15/21	2,000	2,168
CNH Industrial Capital LLC 4.38%, 4/5/22	570,000	584,045
Columbia Property Trust Operating Partnership L.P. 4.15%, 4/1/25	150,000	148,751
Comcast Corp. 2.75%, 3/1/23	50,000	48,886
3.60%, 3/1/24	345,000	348,614
3.38%, 2/15/25	25,000	24,728
3.15%, 3/1/26	316,000	304,980
2.35%, 1/15/27	80,000	71,931
3.30%, 2/1/27	95,000	91,821
3.15%, 2/15/28	95,000	90,583
4.25%, 1/15/33	90,000	92,389
4.20%, 8/15/34	110,000	110,517
4.40%, 8/15/35	200,000	203,886
6.45%, 3/15/37	180,000	230,874
6.95%, 8/15/37	100,000	133,939
4.65%, 7/15/42	40,000	41,581
4.50%, 1/15/43	25,000	25,616
4.75%, 3/1/44	25,000	26,680
4.60%, 8/15/45	20,000	20,907
4.00%, 8/15/47	250,000	235,320
Commonwealth Edison Co. 3.75%, 8/15/47, Series 123	150,000	144,375
Concho Resources, Inc. 4.38%, 1/15/25	8,000	8,239
3.75%, 10/1/27	60,000	58,506
4.88%, 10/1/47	40,000	41,468
ConocoPhillips 6.50%, 2/1/39	230,000	301,745
ConocoPhillips Co. 3.35%, 11/15/24	140,000	139,369
4.95%, 3/15/26	155,000	168,555
4.15%, 11/15/34	5,000	5,073
4.30%, 11/15/44	25,000	25,854
Consolidated Edison Co. of New York, Inc. 6.75%, 4/1/38, Series 08-B	25,000	34,355
3.88%, 6/15/47, Series 2017	100,000	98,130
Constellation Brands, Inc. 3.70%, 12/6/26	235,000	233,300
Continental Airlines Pass Through Trust 4.00%, 4/29/26, Series 2012-2, Class A	27,910	28,605
Corning, Inc. 4.75%, 3/15/42	200,000	213,186

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	57

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2018

Investments	Principal Amount	Value
Costco Wholesale Corp. 2.75%, 5/18/24	$100,000	$97,332
3.00%, 5/18/27	80,000	77,477
Crown Castle International Corp. 4.88%, 4/15/22	83,000	87,285
5.25%, 1/15/23	20,000	21,455
3.20%, 9/1/24	20,000	19,282
CSX Corp. 4.25%, 6/1/21	30,000	31,096
3.40%, 8/1/24	25,000	24,922
3.35%, 11/1/25	30,000	29,386
3.25%, 6/1/27	155,000	148,440
5.50%, 4/15/41	13,000	15,017
4.10%, 3/15/44	110,000	106,428
4.50%, 8/1/54	100,000	98,274
Cummins, Inc. 3.65%, 10/1/23	20,000	20,684
CVS Health Corp. 2.13%, 6/1/21	310,000	299,236
3.50%, 7/20/22	2,000	1,994
4.00%, 12/5/23	175,000	177,618
3.88%, 7/20/25	178,000	176,133
4.88%, 7/20/35	53,000	55,214
5.13%, 7/20/45	75,000	78,651
D.R. Horton, Inc. 3.75%, 3/1/19	10,000	10,084
DDR Corp. 3.63%, 2/1/25	100,000	96,706
Dell International LLC 3.48%, 6/1/19(b)	42,000	42,279
4.42%, 6/15/21(b)	50,000	51,088
5.45%, 6/15/23(b)	230,000	242,573
6.02%, 6/15/26(b)	180,000	192,485
8.35%, 7/15/46(b)	205,000	260,520
Delmarva Power & Light Co. 4.15%, 5/15/45	60,000	61,992
Delphi Corp. 4.15%, 3/15/24	25,000	25,626
Delta Air Lines, Inc. 2.88%, 3/13/20	15,000	14,970
2.60%, 12/4/20	5,000	4,938
Devon Energy Corp. 3.25%, 5/15/22	569,000	563,754
5.60%, 7/15/41	195,000	218,321
4.75%, 5/15/42	100,000	101,299
Discover Financial Services 3.95%, 11/6/24	71,000	70,982
3.75%, 3/4/25	210,000	206,526
Discovery Communications LLC 3.25%, 4/1/23	200,000	194,634
3.95%, 3/20/28	85,000	81,749
5.00%, 9/20/37	200,000	200,288
6.35%, 6/1/40	175,000	197,664
4.88%, 4/1/43	35,000	33,496
Dominion Energy, Inc. 3.90%, 10/1/25	40,000	40,522
7.00%, 6/15/38	25,000	32,948
4.70%, 12/1/44	100,000	105,337
Dow Chemical Co. (The) 4.25%, 11/15/20	226,000	232,969
3.00%, 11/15/22	15,000	14,790
3.50%, 10/1/24	385,000	383,506
7.38%, 11/1/29	135,000	174,293
5.25%, 11/15/41	30,000	32,957
4.38%, 11/15/42	75,000	75,574
4.63%, 10/1/44	80,000	82,517
Dr Pepper Snapple Group, Inc. 3.43%, 6/15/27	140,000	133,116
DTE Electric Co. 3.30%, 6/15/22, Series B	150,000	149,716
3.70%, 3/15/45	4,000	3,877
Duke Energy Carolinas LLC 2.95%, 12/1/26	20,000	19,220
6.00%, 1/15/38	75,000	96,310
6.05%, 4/15/38	20,000	25,584
5.30%, 2/15/40	150,000	179,997
4.00%, 9/30/42	25,000	25,437
Duke Energy Corp. 1.80%, 9/1/21	25,000	23,929
2.40%, 8/15/22	30,000	29,045
2.65%, 9/1/26	275,000	252,961
3.15%, 8/15/27	175,000	165,991
4.80%, 12/15/45	220,000	237,301
Duke Energy Florida LLC 3.20%, 1/15/27	55,000	53,704
3.40%, 10/1/46	159,000	143,669
Duke Energy Indiana LLC 6.12%, 10/15/35	10,000	12,666
Duke Energy Progress LLC 3.25%, 8/15/25	40,000	39,620
6.30%, 4/1/38	25,000	32,856
4.10%, 3/15/43	25,000	25,468
4.15%, 12/1/44	25,000	25,659
4.20%, 8/15/45	25,000	25,765
DXC Technology Co. 4.75%, 4/15/27	165,000	171,126
Eastman Chemical Co. 3.80%, 3/15/25	38,000	38,631
4.65%, 10/15/44	100,000	103,954
Eaton Corp. 3.10%, 9/15/27	200,000	190,472
Eaton Vance Corp. 3.50%, 4/6/27	118,000	116,608
eBay, Inc. 3.80%, 3/9/22	26,000	26,507
2.75%, 1/30/23	30,000	29,061
3.45%, 8/1/24	10,000	9,910
Ecolab, Inc. 4.35%, 12/8/21	21,000	21,953
2.70%, 11/1/26	175,000	163,287
3.25%, 12/1/27(b)	25,000	24,105
3.95%, 12/1/47(b)	100,000	96,325
EI du Pont de Nemours & Co. 5.60%, 12/15/36	13,000	15,131
4.15%, 2/15/43	25,000	24,662

See Notes to Financial Statements.

58	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2018

Investments	Principal Amount	Value
Eli Lilly & Co. 2.75%, 6/1/25	$170,000	$164,208
5.55%, 3/15/37	112,000	137,581
3.70%, 3/1/45	125,000	120,980
Enable Midstream Partners L.P. 2.40%, 5/15/19	184,000	182,344
3.90%, 5/15/24	15,000	14,801
4.40%, 3/15/27	25,000	24,654
Enbridge Energy Partners L.P. 5.88%, 10/15/25	125,000	138,459
Energy Transfer Partners L.P. 4.65%, 6/1/21	10,000	10,370
4.75%, 1/15/26	200,000	203,446
7.50%, 7/1/38	40,000	48,644
5.15%, 3/15/45	125,000	118,258
6.13%, 12/15/45	180,000	192,674
5.30%, 4/15/47	25,000	24,147
EnLink Midstream Partners L.P. 5.45%, 6/1/47	75,000	75,792
Entergy Corp. 2.95%, 9/1/26	193,000	181,899
Entergy Louisiana LLC 4.05%, 9/1/23	175,000	182,749
4.95%, 1/15/45	72,000	73,245
Enterprise Products Operating LLC 2.55%, 10/15/19	40,000	39,830
3.90%, 2/15/24	100,000	101,552
5.95%, 2/1/41	100,000	118,472
4.85%, 8/15/42	200,000	209,168
4.90%, 5/15/46	101,000	106,412
4.95%, 10/15/54	50,000	51,744
5.25%, 8/16/77, Series E (5.250% fixed rate until 8/16/27; 3-month U.S. dollar London Interbank Offered Rate + 3.033% thereafter)(d)	433,000	418,927
EOG Resources, Inc. 2.45%, 4/1/20	5,000	4,954
2.63%, 3/15/23	80,000	77,413
EQT Corp. 3.90%, 10/1/27	101,000	96,593
EQT Midstream Partners L.P. 4.00%, 8/1/24	200,000	195,599
ERP Operating L.P. 3.25%, 8/1/27	308,000	298,342
4.50%, 7/1/44	100,000	105,000
Eversource Energy 2.90%, 10/1/24, Series L	50,000	48,094
Exelon Corp. 3.50%, 6/1/22	25,000	24,990
3.95%, 6/15/25	25,000	25,319
3.40%, 4/15/26	75,000	73,107
4.95%, 6/15/35	200,000	219,458
5.10%, 6/15/45	100,000	112,214
4.45%, 4/15/46	225,000	229,066
Exelon Generation Co. LLC 4.25%, 6/15/22	265,000	273,882
6.25%, 10/1/39	145,000	163,043
5.60%, 6/15/42	77,000	81,363
Expedia, Inc. 4.50%, 8/15/24	115,000	116,410
5.00%, 2/15/26	200,000	205,629
Express Scripts Holding Co. 2.25%, 6/15/19	62,000	61,549
4.75%, 11/15/21	16,000	16,770
3.05%, 11/30/22	25,000	24,580
3.00%, 7/15/23	80,000	77,274
3.40%, 3/1/27	110,000	104,412
6.13%, 11/15/41	21,000	24,837
4.80%, 7/15/46	125,000	125,362
Federal Realty Investment Trust 4.50%, 12/1/44	200,000	207,358
FedEx Corp. 2.63%, 8/1/22	100,000	98,169
4.00%, 1/15/24	20,000	20,675
3.25%, 4/1/26	306,000	298,913
3.88%, 8/1/42	220,000	206,064
4.10%, 4/15/43	100,000	95,414
4.55%, 4/1/46	90,000	91,980
4.40%, 1/15/47	120,000	119,444
Fidelity National Information Services, Inc. 5.00%, 10/15/25	341,000	366,089
3.00%, 8/15/26	70,000	65,644
4.50%, 8/15/46	25,000	24,660
Fifth Third Bancorp 2.88%, 7/27/20	25,000	24,965
4.30%, 1/16/24	225,000	232,823
8.25%, 3/1/38	100,000	145,667
FirstEnergy Corp. 2.85%, 7/15/22, Series A	280,000	272,412
3.90%, 7/15/27, Series B	100,000	99,115
7.38%, 11/15/31, Series C	100,000	132,147
4.85%, 7/15/47, Series C	210,000	221,597
Flowers Foods, Inc. 3.50%, 10/1/26	8,000	7,632
Ford Motor Co. 4.35%, 12/8/26	135,000	133,257
7.45%, 7/16/31	150,000	183,049
4.75%, 1/15/43	175,000	162,100
5.29%, 12/8/46	250,000	246,798
Ford Motor Credit Co. LLC 8.13%, 1/15/20	100,000	108,780
4.25%, 9/20/22	200,000	203,957
3.10%, 5/4/23	200,000	192,772
4.13%, 8/4/25	200,000	197,077
3.82%, 11/2/27	200,000	187,839
Fortive Corp. 1.80%, 6/15/19	70,000	69,273
3.15%, 6/15/26	200,000	193,750
Franklin Resources, Inc. 2.85%, 3/30/25	145,000	140,565
GATX Corp. 3.25%, 3/30/25	45,000	43,391
3.85%, 3/30/27	5,000	4,927
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/35	800,000	785,015

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	59

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2018

Investments	Principal Amount	Value
General Dynamics Corp. 2.13%, 8/15/26	$225,000	$202,826
General Electric Co. 6.75%, 3/15/32, Series A	215,000	267,654
5.88%, 1/14/38	50,000	58,647
4.13%, 10/9/42	25,000	23,415
4.50%, 3/11/44	225,000	223,393
General Mills, Inc. 3.65%, 2/15/24	2,000	2,029
General Motors Co. 4.00%, 4/1/25	85,000	84,078
4.20%, 10/1/27	100,000	98,603
5.15%, 4/1/38	250,000	247,656
5.20%, 4/1/45	75,000	74,247
6.75%, 4/1/46	275,000	325,915
General Motors Financial Co., Inc. 3.20%, 7/6/21	30,000	29,793
4.38%, 9/25/21	20,000	20,594
3.45%, 1/14/22	20,000	19,914
3.45%, 4/10/22	84,000	83,528
3.15%, 6/30/22	20,000	19,555
4.00%, 1/15/25	288,000	285,902
4.30%, 7/13/25	401,000	402,630
4.00%, 10/6/26	100,000	97,967
Genpact Luxembourg Sarl 3.70%, 4/1/22(b)	130,000	127,447
Georgia Power Co. 5.95%, 2/1/39	33,000	40,422
5.40%, 6/1/40	75,000	87,400
4.30%, 3/15/42	100,000	102,207
Georgia-Pacific LLC 8.00%, 1/15/24	30,000	37,310
7.75%, 11/15/29	100,000	136,499
Gilead Sciences, Inc. 3.65%, 3/1/26	260,000	259,789
2.95%, 3/1/27	300,000	282,707
4.60%, 9/1/35	100,000	105,991
5.65%, 12/1/41	100,000	118,612
4.75%, 3/1/46	75,000	78,710
4.15%, 3/1/47	135,000	129,782
Goldman Sachs Group, Inc. (The) 4.00%, 3/3/24	50,000	50,976
3.50%, 1/23/25	555,000	545,556
4.25%, 10/21/25	232,000	234,084
3.50%, 11/16/26	500,000	482,174
5.95%, 1/15/27	250,000	282,284
3.85%, 1/26/27	175,000	172,771
3.69%, 6/5/28, (3.691% fixed rate until 6/5/27; 3-month U.S. dollar London Interbank Offered Rate + 1.510% thereafter)(d)	500,000	487,065
3.81%, 4/23/29, (3.814% fixed rate until 4/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.158% thereafter)(d)	250,000	244,394
6.13%, 2/15/33	40,000	48,279
6.75%, 10/1/37	275,000	348,093
4.02%, 10/31/38, (4.017% fixed rate until 10/31/37; 3-month U.S. dollar London Interbank Offered Rate + 1.373% thereafter)(d)	75,000	72,620
6.25%, 2/1/41	125,000	158,654
4.80%, 7/8/44	25,000	26,832
5.15%, 5/22/45	100,000	108,117
Halliburton Co. 3.80%, 11/15/25	100,000	100,222
4.85%, 11/15/35	200,000	214,836
7.45%, 9/15/39	150,000	206,328
4.50%, 11/15/41	2,000	2,038
5.00%, 11/15/45	105,000	113,949
Harris Corp. 3.83%, 4/27/25	185,000	186,888
4.85%, 4/27/35	67,000	71,990
Hasbro, Inc. 6.35%, 3/15/40	156,000	177,311
HCP, Inc. 2.63%, 2/1/20	130,000	129,280
4.25%, 11/15/23	20,000	20,659
3.40%, 2/1/25	25,000	24,332
4.00%, 6/1/25	100,000	100,510
Healthcare Realty Trust, Inc. 3.63%, 1/15/28	25,000	24,095
Hershey Co. (The) 2.30%, 8/15/26	425,000	387,097
Hess Corp. 4.30%, 4/1/27	60,000	58,842
6.00%, 1/15/40	100,000	106,106
5.80%, 4/1/47	200,000	212,274
Hewlett Packard Enterprise Co. 4.90%, 10/15/25	380,000	394,506
6.35%, 10/15/45	160,000	169,505
Hexcel Corp. 4.70%, 8/15/25	8,000	8,326
3.95%, 2/15/27	150,000	149,295
Home Depot, Inc. (The) 3.35%, 9/15/25	105,000	104,554
3.00%, 4/1/26	80,000	77,673
2.80%, 9/14/27	175,000	165,274
5.88%, 12/16/36	150,000	191,204
4.20%, 4/1/43	25,000	25,660
4.40%, 3/15/45	35,000	36,818
4.25%, 4/1/46	55,000	57,085
3.90%, 6/15/47	155,000	153,081
3.50%, 9/15/56	25,000	22,135
Honeywell International, Inc. 2.50%, 11/1/26	395,000	365,386
Hospitality Properties Trust 4.50%, 3/15/25	110,000	111,658
3.95%, 1/15/28	15,000	14,144
4.38%, 2/15/30	180,000	173,540
Host Hotels & Resorts L.P. 4.00%, 6/15/25, Series E	20,000	19,879
HP, Inc. 4.65%, 12/9/21	2,000	2,094

See Notes to Financial Statements.

60	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2018

Investments	Principal Amount	Value
HSBC Bank USA NA 5.88%, 11/1/34	$250,000	$304,184
Hubbell, Inc. 3.15%, 8/15/27	8,000	7,631
Hudson Pacific Properties L.P. 3.95%, 11/1/27	175,000	167,708
Humana, Inc. 3.15%, 12/1/22	15,000	14,884
4.95%, 10/1/44	225,000	239,141
Huntington Ingalls Industries, Inc. 3.48%, 12/1/27(b)	25,000	24,245
Illinois Tool Works, Inc. 3.50%, 3/1/24	35,000	35,626
2.65%, 11/15/26	99,000	93,047
4.88%, 9/15/41	2,000	2,294
Ingersoll-Rand Global Holding Co., Ltd. 4.25%, 6/15/23	132,000	137,671
Intel Corp. 2.88%, 5/11/24	100,000	97,705
3.70%, 7/29/25	178,000	181,750
2.60%, 5/19/26	300,000	282,798
4.10%, 5/19/46	95,000	97,291
Intercontinental Exchange, Inc. 4.00%, 10/15/23(c)	25,000	25,859
3.75%, 12/1/25	345,000	349,473
3.10%, 9/15/27	25,000	24,025
International Business Machines Corp. 3.38%, 8/1/23	115,000	115,923
7.00%, 10/30/25	230,000	285,536
3.45%, 2/19/26	100,000	100,337
3.30%, 1/27/27	150,000	147,907
4.00%, 6/20/42	110,000	110,880
4.70%, 2/19/46	170,000	191,459
International Flavors & Fragrances, Inc. 4.38%, 6/1/47	60,000	59,880
International Lease Finance Corp. 5.88%, 4/1/19	15,000	15,491
6.25%, 5/15/19	23,000	23,864
8.25%, 12/15/20	10,000	11,279
8.63%, 1/15/22	5,000	5,909
International Paper Co. 3.80%, 1/15/26	355,000	357,570
3.00%, 2/15/27	161,000	150,620
7.30%, 11/15/39	100,000	134,739
6.00%, 11/15/41	75,000	89,825
4.80%, 6/15/44	50,000	52,220
Invesco Finance PLC 4.00%, 1/30/24	537,000	554,016
Jefferies Group LLC 8.50%, 7/15/19	115,000	123,360
6.88%, 4/15/21	70,000	77,079
4.85%, 1/15/27	153,000	158,092
4.15%, 1/23/30	60,000	57,078
6.25%, 1/15/36	86,000	94,443
JM Smucker Co. (The) 4.25%, 3/15/35	75,000	75,848
John Deere Capital Corp. 2.80%, 3/6/23	360,000	353,677
3.05%, 1/6/28	25,000	24,127
Johnson Controls International PLC 3.90%, 2/14/26	25,000	25,361
5.13%, 9/14/45	117,000	132,197
JPMorgan Chase & Co. 3.38%, 5/1/23	260,000	258,177
3.88%, 2/1/24	147,000	150,054
3.63%, 5/13/24	50,000	50,203
3.88%, 9/10/24	50,000	50,325
3.13%, 1/23/25	180,000	174,961
3.22%, 3/1/25, (3.220% fixed rate until 3/1/24; 3-month U.S. dollar London Interbank Offered Rate + 1.155% thereafter)(d)	500,000	490,820
3.30%, 4/1/26	690,000	669,859
2.95%, 10/1/26	53,000	49,863
4.13%, 12/15/26	250,000	253,533
4.25%, 10/1/27	95,000	97,140
3.63%, 12/1/27	500,000	483,602
3.78%, 2/1/28, (3.782% fixed rate until 2/1/27; 3-month U.S. dollar London Interbank Offered Rate + 1.337% thereafter)(d)	150,000	149,532
3.54%, 5/1/28, (3.540% fixed rate until 5/1/27; 3-month U.S. dollar London Interbank Offered Rate + 1.380% thereafter)(d)	5,000	4,883
3.51%, 1/23/29, (3.509% fixed rate until 1/23/28; 3-month U.S. dollar London Interbank Offered Rate + 0.945% thereafter)(d)	500,000	485,625
6.40%, 5/15/38	80,000	104,826
5.63%, 8/16/43	100,000	116,494
4.26%, 2/22/48, (4.260% fixed rate until 2/22/47; 3-month U.S. dollar London Interbank Offered Rate + 1.580% thereafter)(d)	130,000	129,898
4.03%, 7/24/48, (4.032% fixed rate until 7/24/47; 3-month U.S. dollar London Interbank Offered Rate + 1.460% thereafter)(d)	205,000	198,922
3.90%, 1/23/49, (3.897% fixed rate until 1/23/48; 3-month U.S. dollar London Interbank Offered Rate + 1.220% thereafter)(d)	60,000	56,613
Juniper Networks, Inc. 3.13%, 2/26/19	5,000	5,015
4.50%, 3/15/24	25,000	25,764
Kaiser Foundation Hospitals 4.15%, 5/1/47	100,000	102,549
Kellogg Co. 4.00%, 12/15/20	180,000	184,837
2.65%, 12/1/23	16,000	15,567
3.25%, 4/1/26	105,000	100,307
4.50%, 4/1/46	60,000	59,740

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	61

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2018

Investments	Principal Amount	Value
Kemper Corp. 4.35%, 2/15/25	$125,000	$124,754
Kerr-McGee Corp. 6.95%, 7/1/24	40,000	46,458
7.88%, 9/15/31	4,000	5,268
KeyCorp 2.90%, 9/15/20	115,000	114,849
5.10%, 3/24/21	70,000	74,188
Kilroy Realty L.P. 3.45%, 12/15/24	60,000	58,497
4.38%, 10/1/25	160,000	163,434
4.25%, 8/15/29	50,000	49,671
Kimberly-Clark Corp. 3.20%, 7/30/46	15,000	13,166
Kimco Realty Corp. 3.30%, 2/1/25	132,000	127,294
2.80%, 10/1/26	197,000	179,559
Kinder Morgan Energy Partners L.P. 3.50%, 3/1/21	30,000	30,139
3.95%, 9/1/22	50,000	50,766
3.45%, 2/15/23	40,000	39,639
3.50%, 9/1/23	35,000	34,545
7.30%, 8/15/33	1,000	1,225
6.38%, 3/1/41	8,000	9,131
5.63%, 9/1/41	200,000	207,970
5.00%, 3/1/43	115,000	112,594
Kinder Morgan, Inc. 6.50%, 9/15/20	5,000	5,383
4.30%, 6/1/25	630,000	636,684
7.75%, 1/15/32	150,000	191,403
5.55%, 6/1/45	175,000	184,908
Kohl’s Corp. 4.25%, 7/17/25	35,000	35,613
Kraft Heinz Foods Co. 2.80%, 7/2/20	132,000	131,312
3.50%, 6/6/22	341,000	341,626
3.50%, 7/15/22	15,000	15,042
3.95%, 7/15/25	65,000	64,367
3.00%, 6/1/26	186,000	171,087
5.20%, 7/15/45	350,000	357,820
Kroger Co. (The) 4.45%, 2/1/47	365,000	344,774
4.65%, 1/15/48	125,000	121,159
L3 Technologies, Inc. 4.95%, 2/15/21	10,000	10,441
Laboratory Corp. of America Holdings 3.60%, 2/1/25	50,000	49,268
3.60%, 9/1/27	25,000	24,325
Lam Research Corp. 3.80%, 3/15/25	88,000	89,429
Lazard Group LLC 3.75%, 2/13/25	25,000	24,786
Leggett & Platt, Inc. 3.50%, 11/15/27	25,000	24,133
Life Storage L.P. 3.88%, 12/15/27	25,000	24,258
LifeStorage L.P. 3.50%, 7/1/26	60,000	57,247
Lockheed Martin Corp. 2.50%, 11/23/20	20,000	19,823
3.10%, 1/15/23	25,000	24,999
4.50%, 5/15/36	240,000	255,732
4.07%, 12/15/42	120,000	118,613
4.70%, 5/15/46	70,000	76,048
Loews Corp. 3.75%, 4/1/26	5,000	5,029
Lowe’s Cos., Inc. 3.38%, 9/15/25	260,000	256,075
2.50%, 4/15/26	25,000	23,091
3.10%, 5/3/27	125,000	119,742
4.05%, 5/3/47	190,000	186,606
LYB International Finance B.V. 4.00%, 7/15/23	45,000	46,037
5.25%, 7/15/43	45,000	49,732
4.88%, 3/15/44	245,000	257,372
LYB International Finance II B.V. 3.50%, 3/2/27	20,000	19,504
Macy’s Retail Holdings, Inc. 2.88%, 2/15/23(c)	30,000	28,076
4.38%, 9/1/23	100,000	99,900
3.63%, 6/1/24(c)	87,000	83,234
Magellan Midstream Partners L.P. 4.20%, 10/3/47	150,000	143,459
Marathon Oil Corp. 2.80%, 11/1/22	130,000	125,688
3.85%, 6/1/25	130,000	129,030
6.60%, 10/1/37	175,000	212,180
Marathon Petroleum Corp. 4.75%, 9/15/44	40,000	39,248
5.00%, 9/15/54	70,000	68,426
Markel Corp. 3.50%, 11/1/27	100,000	96,306
4.30%, 11/1/47	50,000	48,304
Marriott International, Inc. 3.00%, 3/1/19	10,000	10,027
2.30%, 1/15/22	10,000	9,665
3.13%, 6/15/26, Series R	100,000	95,307
Marsh & McLennan Cos., Inc. 3.50%, 3/10/25	80,000	79,675
3.75%, 3/14/26	47,000	47,368
Martin Marietta Materials, Inc. 4.25%, 12/15/47	180,000	167,827
Mastercard, Inc. 3.38%, 4/1/24	274,000	274,952
McCormick & Co., Inc. 3.40%, 8/15/27	50,000	48,702
McDonald’s Corp. 5.00%, 2/1/19	97,000	99,114
3.38%, 5/26/25	155,000	153,427
3.70%, 1/30/26	228,000	229,080
4.60%, 5/26/45	92,000	95,941
4.88%, 12/9/45	215,000	233,717
4.45%, 3/1/47	35,000	35,828

See Notes to Financial Statements.

62	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2018

Investments	Principal Amount	Value
McKesson Corp. 3.80%, 3/15/24	$40,000	$40,513
4.88%, 3/15/44	100,000	108,613
Medtronic Global Holdings SCA 3.35%, 4/1/27	185,000	182,760
Medtronic, Inc. 3.50%, 3/15/25	372,000	371,896
4.38%, 3/15/35	95,000	100,737
4.63%, 3/15/44	79,000	86,441
4.63%, 3/15/45	122,000	132,639
Merck & Co., Inc. 2.75%, 2/10/25	345,000	333,427
3.70%, 2/10/45	25,000	24,328
Mercury General Corp. 4.40%, 3/15/27	70,000	69,740
MetLife, Inc. 4.37%, 9/15/23, Series D	71,000	74,666
3.60%, 4/10/24	220,000	220,819
6.50%, 12/15/32	20,000	25,350
6.38%, 6/15/34	30,000	38,103
5.70%, 6/15/35	48,000	57,528
4.13%, 8/13/42	100,000	99,399
4.88%, 11/13/43	35,000	38,185
6.40%, 12/15/66	100,000	113,000
Mid-America Apartments L.P. 3.75%, 6/15/24	12,000	12,094
MidAmerican Energy Co. 3.50%, 10/15/24	195,000	198,782
3.95%, 8/1/47	35,000	35,204
Molson Coors Brewing Co. 3.00%, 7/15/26	157,000	146,661
5.00%, 5/1/42	100,000	106,768
4.20%, 7/15/46	110,000	103,529
Monsanto Co. 3.38%, 7/15/24	100,000	99,228
4.40%, 7/15/44	20,000	19,836
3.95%, 4/15/45	12,000	11,282
4.70%, 7/15/64	25,000	24,969
Morgan Stanley 4.88%, 11/1/22	210,000	221,612
3.88%, 4/29/24, Series F	600,000	607,136
3.70%, 10/23/24	179,000	179,027
5.00%, 11/24/25	20,000	21,315
3.88%, 1/27/26	103,000	103,350
4.35%, 9/8/26	200,000	203,371
3.63%, 1/20/27	200,000	196,274
3.95%, 4/23/27	190,000	187,187
3.59%, 7/22/28, (3.591% fixed rate until 7/22/27; 3-month U.S. dollar London Interbank Offered Rate + 1.340% thereafter)(d)	500,000	483,318
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month U.S. dollar London Interbank Offered Rate + 1.140% thereafter)(d)	250,000	244,945
3.97%, 7/22/38, (3.971% fixed rate until 7/22/37; 3-month U.S. dollar London Interbank Offered Rate + 1.455% thereafter)(d)	265,000	259,204
4.30%, 1/27/45	100,000	100,217
4.38%, 1/22/47	100,000	101,505
Mosaic Co. (The) 3.25%, 11/15/22	25,000	24,548
4.25%, 11/15/23	100,000	102,920
4.88%, 11/15/41	62,000	59,050
5.63%, 11/15/43	38,000	39,929
Motorola Solutions, Inc. 5.50%, 9/1/44	100,000	100,043
MPLX L.P. 4.50%, 7/15/23	195,000	201,621
4.88%, 12/1/24	130,000	136,935
4.00%, 2/15/25	8,000	7,998
4.13%, 3/1/27	25,000	24,855
4.50%, 4/15/38	225,000	219,016
5.20%, 3/1/47	150,000	155,068
4.70%, 4/15/48	210,000	204,292
4.90%, 4/15/58	30,000	28,984
MUFG Americas Holdings Corp. 3.00%, 2/10/25	21,000	20,354
Mylan N.V. 3.15%, 6/15/21	92,000	91,229
3.95%, 6/15/26	100,000	96,886
5.25%, 6/15/46	150,000	152,041
Mylan, Inc. 4.20%, 11/29/23	225,000	227,375
Nasdaq, Inc. 5.55%, 1/15/20	50,000	52,305
National Retail Properties, Inc. 3.80%, 10/15/22	8,000	8,144
National Rural Utilities Cooperative Finance Corp. 2.85%, 1/27/25	155,000	149,800
NBCUniversal Media LLC 5.95%, 4/1/41	33,000	39,949
4.45%, 1/15/43	25,000	25,199
Newell Brands, Inc. 3.85%, 4/1/23	25,000	24,917
4.20%, 4/1/26	400,000	396,245
5.50%, 4/1/46	220,000	234,390
Newmont Mining Corp. 6.25%, 10/1/39	170,000	207,753
NextEra Energy Capital Holdings, Inc. 2.40%, 9/15/19	40,000	39,781
4.80%, 12/1/77, (4.800% fixed rate until 12/1/27; 3-month U.S. dollar London Interbank Offered Rate + 2.409% thereafter)(d)	33,000	32,890
NIKE, Inc. 2.25%, 5/1/23	25,000	24,189
2.38%, 11/1/26	160,000	147,774
3.63%, 5/1/43	190,000	182,642

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	63

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2018

Investments	Principal Amount	Value
NiSource, Inc. 3.49%, 5/15/27	$200,000	$195,476
5.95%, 6/15/41	2,000	2,441
5.65%, 2/1/45	219,000	261,235
3.95%, 3/30/48	75,000	71,359
Noble Energy, Inc. 3.85%, 1/15/28	13,000	12,791
6.00%, 3/1/41	150,000	172,860
5.05%, 11/15/44	25,000	26,023
4.95%, 8/15/47	69,000	71,110
Nordstrom, Inc. 4.00%, 3/15/27	20,000	19,566
Norfolk Southern Corp. 3.25%, 12/1/21	210,000	211,728
2.90%, 6/15/26	8,000	7,579
3.15%, 6/1/27	100,000	96,046
4.05%, 8/15/52(b)	132,000	127,283
Northern States Power Co. 6.20%, 7/1/37	10,000	13,121
5.35%, 11/1/39	50,000	60,090
Northrop Grumman Corp. 3.50%, 3/15/21	117,000	118,703
2.55%, 10/15/22	25,000	24,205
3.25%, 8/1/23	336,000	333,725
3.20%, 2/1/27	75,000	72,183
3.25%, 1/15/28	100,000	95,955
3.85%, 4/15/45	250,000	235,641
4.03%, 10/15/47	50,000	48,216
Northwell Healthcare, Inc. 3.98%, 11/1/46	15,000	13,999
4.26%, 11/1/47	25,000	24,438
NSTAR Electric Co. 3.20%, 5/15/27	50,000	48,669
Nucor Corp. 6.40%, 12/1/37	27,000	34,668
Occidental Petroleum Corp. 3.00%, 2/15/27	135,000	129,133
4.40%, 4/15/46	25,000	25,536
4.10%, 2/15/47	25,000	24,432
Oglethorpe Power Corp. 5.38%, 11/1/40	15,000	16,841
Old Republic International Corp. 3.88%, 8/26/26	110,000	107,927
Omega Healthcare Investors, Inc. 4.50%, 4/1/27(c)	225,000	215,382
Omnicom Group, Inc. 3.63%, 5/1/22	80,000	80,973
Oncor Electric Delivery Co. LLC 2.95%, 4/1/25	169,000	164,204
3.75%, 4/1/45	105,000	101,091
ONEOK Partners L.P. 5.00%, 9/15/23	150,000	158,722
6.20%, 9/15/43	50,000	59,100
ONEOK, Inc. 4.00%, 7/13/27	180,000	177,675
Oracle Corp. 3.63%, 7/15/23	55,000	56,240
2.40%, 9/15/23	325,000	310,454
2.65%, 7/15/26	150,000	140,322
3.25%, 11/15/27	375,000	364,941
3.90%, 5/15/35	180,000	178,724
6.50%, 4/15/38	100,000	135,745
5.38%, 7/15/40	250,000	302,253
4.00%, 11/15/47	200,000	198,088
Owens Corning 3.40%, 8/15/26	200,000	191,873
7.00%, 12/1/36	13,000	16,489
Pacific Gas & Electric Co. 3.40%, 8/15/24	120,000	117,700
6.05%, 3/1/34	180,000	211,421
5.80%, 3/1/37	255,000	296,432
4.00%, 12/1/46	45,000	41,615
PacifiCorp 6.00%, 1/15/39	165,000	212,486
Packaging Corp. of America 3.65%, 9/15/24	25,000	25,190
Parker-Hannifin Corp. 4.45%, 11/21/44	50,000	53,404
PECO Energy Co. 4.15%, 10/1/44	4,000	4,158
PepsiCo, Inc. 2.75%, 4/30/25	145,000	139,545
4.00%, 3/5/42	172,000	174,692
4.60%, 7/17/45	2,000	2,171
4.45%, 4/14/46	200,000	214,359
3.45%, 10/6/46	45,000	40,896
Perrigo Finance Unlimited Co. 4.90%, 12/15/44	250,000	248,649
Pfizer, Inc. 5.80%, 8/12/23	100,000	113,514
3.40%, 5/15/24	282,000	285,161
2.75%, 6/3/26	100,000	95,454
7.20%, 3/15/39	130,000	189,081
4.13%, 12/15/46	189,000	194,996
Philip Morris International, Inc. 3.25%, 11/10/24	77,000	75,913
3.38%, 8/11/25	60,000	59,174
2.75%, 2/25/26	180,000	170,028
3.13%, 8/17/27	300,000	288,797
4.13%, 3/4/43	198,000	192,869
Phillips 66 4.88%, 11/15/44	210,000	221,819
Phillips 66 Partners L.P. 3.75%, 3/1/28	95,000	92,494
Physicians Realty L.P. 3.95%, 1/15/28	25,000	23,943
Pitney Bowes, Inc. 4.63%, 3/15/24(c)	20,000	18,650
Plains All American Pipeline L.P. 3.65%, 6/1/22	10,000	9,881
4.65%, 10/15/25	240,000	242,352
4.50%, 12/15/26	255,000	254,505
4.70%, 6/15/44	17,000	15,501
4.90%, 2/15/45	105,000	97,772

See Notes to Financial Statements.

64	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2018

Investments	Principal Amount	Value
PNC Bank NA 3.25%, 1/22/28	$375,000	$362,898
PPL Capital Funding, Inc. 5.00%, 3/15/44	25,000	27,530
PPL Electric Utilities Corp. 3.95%, 6/1/47	100,000	101,264
Praxair, Inc. 3.20%, 1/30/26	200,000	199,830
Progress Energy, Inc. 4.40%, 1/15/21	25,000	25,835
3.15%, 4/1/22	185,000	184,791
Progressive Corp. (The) 6.63%, 3/1/29	75,000	93,492
4.13%, 4/15/47	150,000	151,567
Prologis L.P. 4.25%, 8/15/23	110,000	115,150
3.75%, 11/1/25	170,000	173,150
Prudential Financial, Inc. 3.50%, 5/15/24	50,000	50,414
5.63%, 6/15/43, (5.625% fixed rate until 6/15/23; 3-month U.S. dollar London Interbank Offered Rate + 3.920% thereafter)(d)	171,000	180,619
5.20%, 3/15/44, (5.200% fixed rate until 3/15/24; 3-month U.S. dollar London Interbank Offered Rate + 3.040% thereafter)(d)	180,000	187,875
5.38%, 5/15/45, (5.375% fixed rate until 5/15/25; 3-month U.S. dollar London Interbank Offered Rate + 3.031% thereafter)(d)	88,000	91,740
4.50%, 9/15/47, (4.500% fixed rate until 9/15/27; 3-month U.S. dollar London Interbank Offered Rate + 2.380% thereafter)(d)	108,000	106,164
Public Service Electric & Gas Co. 2.25%, 9/15/26	8,000	7,309
5.50%, 3/1/40	4,000	4,886
Public Service Enterprise Group, Inc. 2.65%, 11/15/22	200,000	194,652
Puget Energy, Inc. 3.65%, 5/15/25	65,000	64,744
Puget Sound Energy, Inc. 4.30%, 5/20/45	15,000	15,901
QUALCOMM, Inc. 2.90%, 5/20/24	115,000	108,833
3.45%, 5/20/25	635,000	615,828
3.25%, 5/20/27	155,000	145,108
4.65%, 5/20/35	60,000	61,352
4.80%, 5/20/45	25,000	25,038
4.30%, 5/20/47	50,000	46,785
QVC, Inc. 5.13%, 7/2/22	364,000	377,144
4.38%, 3/15/23	136,000	135,826
4.85%, 4/1/24	25,000	25,355
4.45%, 2/15/25	38,000	37,331
Raymond James Financial, Inc. 3.63%, 9/15/26	20,000	19,571
4.95%, 7/15/46	155,000	168,744
Raytheon Co. 4.88%, 10/15/40	180,000	206,175
Realty Income Corp. 3.25%, 10/15/22	100,000	99,442
4.13%, 10/15/26	95,000	96,676
3.65%, 1/15/28	25,000	24,423
4.65%, 3/15/47	175,000	182,361
Regency Centers L.P. 3.60%, 2/1/27	135,000	130,064
4.40%, 2/1/47	13,000	12,756
Regions Financial Corp. 3.20%, 2/8/21	45,000	45,176
Republic Services, Inc. 3.20%, 3/15/25	125,000	122,211
Reynolds American, Inc. 4.45%, 6/12/25	190,000	195,887
7.25%, 6/15/37	100,000	132,202
5.85%, 8/15/45	110,000	128,541
Rockwell Collins, Inc. 3.70%, 12/15/23	8,000	8,093
3.20%, 3/15/24	305,000	298,771
3.50%, 3/15/27	280,000	272,926
4.35%, 4/15/47	225,000	225,477
Roper Technologies, Inc. 3.00%, 12/15/20	100,000	100,241
3.80%, 12/15/26	90,000	90,120
Royal Caribbean Cruises Ltd. 7.50%, 10/15/27	50,000	62,349
3.70%, 3/15/28	25,000	23,938
Ryder System, Inc. 2.55%, 6/1/19	5,000	4,985
2.45%, 9/3/19	5,000	4,980
S&P Global, Inc. 4.00%, 6/15/25	49,000	50,225
2.95%, 1/22/27	5,000	4,757
Sabine Pass Liquefaction LLC 5.75%, 5/15/24	150,000	162,188
5.63%, 3/1/25	161,000	173,427
5.88%, 6/30/26	100,000	109,363
4.20%, 3/15/28	150,000	147,917
Santander Holdings USA, Inc. 2.70%, 5/24/19	44,000	43,943
4.40%, 7/13/27(b)	375,000	375,403
Schlumberger Investment S.A. 3.65%, 12/1/23	450,000	459,333
Seagate HDD Cayman 4.75%, 6/1/23	31,000	31,341
4.75%, 1/1/25	220,000	213,526
4.88%, 6/1/27	230,000	220,226
Sempra Energy 2.85%, 11/15/20	235,000	235,356
6.00%, 10/15/39	227,000	280,773
Sherwin-Williams Co. (The) 2.75%, 6/1/22	15,000	14,641

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	65

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2018

Investments	Principal Amount	Value
3.45%, 6/1/27	$232,000	$223,987
4.55%, 8/1/45	12,000	12,174
4.50%, 6/1/47	126,000	126,182
Shire Acquisitions Investments Ireland DAC 1.90%, 9/23/19	125,000	123,106
2.40%, 9/23/21	145,000	140,120
2.88%, 9/23/23	296,000	283,737
3.20%, 9/23/26	175,000	163,057
Simon Property Group L.P. 3.50%, 9/1/25	145,000	144,194
3.30%, 1/15/26	315,000	306,678
3.38%, 6/15/27	175,000	170,091
6.75%, 2/1/40	25,000	33,434
4.25%, 10/1/44	2,000	1,998
Snap-on, Inc. 3.25%, 3/1/27	140,000	136,966
Southern California Edison Co. 6.65%, 4/1/29	10,000	12,334
5.35%, 7/15/35, Series 05-E	10,000	11,737
5.63%, 2/1/36	200,000	240,053
3.90%, 3/15/43, Series 13-A	15,000	14,847
3.60%, 2/1/45, Series C	15,000	14,088
4.00%, 4/1/47	305,000	305,220
Southern Co. (The) 2.95%, 7/1/23	50,000	48,635
3.25%, 7/1/26	410,000	391,025
4.25%, 7/1/36	185,000	187,299
4.40%, 7/1/46	100,000	100,764
Southern Co. Gas Capital Corp. 2.45%, 10/1/23	25,000	23,797
Southern Natural Gas Co. LLC 4.40%, 6/15/21	5,000	5,184
Southwest Airlines Co. 2.75%, 11/6/19	170,000	170,058
2.65%, 11/5/20	77,000	76,505
2.75%, 11/16/22	129,000	126,993
3.45%, 11/16/27	500,000	487,769
Southwestern Electric Power Co. 2.75%, 10/1/26, Series K	5,000	4,678
3.90%, 4/1/45, Series J	100,000	96,327
Spectra Energy Partners L.P. 3.38%, 10/15/26	40,000	38,161
5.95%, 9/25/43	130,000	151,931
4.50%, 3/15/45	161,000	157,622
Stanley Black & Decker, Inc. 5.20%, 9/1/40	59,000	66,361
Starbucks Corp. 2.45%, 6/15/26	50,000	46,610
3.75%, 12/1/47	15,000	14,256
State Street Corp. 3.10%, 5/15/23	63,000	62,158
3.70%, 11/20/23	25,000	25,656
3.55%, 8/18/25	80,000	80,382
2.65%, 5/19/26	55,000	51,344
Stifel Financial Corp. 4.25%, 7/18/24	25,000	25,175
Stryker Corp. 3.50%, 3/15/26	40,000	39,995
4.10%, 4/1/43	2,000	1,958
Sunoco Logistics Partners Operations L.P. 4.95%, 1/15/43	4,000	3,729
5.35%, 5/15/45	100,000	97,388
5.40%, 10/1/47	225,000	220,531
SunTrust Banks, Inc. 2.50%, 5/1/19	110,000	109,823
2.70%, 1/27/22	418,000	410,128
SVB Financial Group 3.50%, 1/29/25	20,000	19,551
Synchrony Financial 3.75%, 8/15/21	25,000	25,332
4.25%, 8/15/24	11,000	11,092
4.50%, 7/23/25	25,000	25,440
3.70%, 8/4/26	70,000	66,945
3.95%, 12/1/27	128,000	123,255
Sysco Corp. 3.30%, 7/15/26	100,000	97,328
Tampa Electric Co. 4.10%, 6/15/42	25,000	24,948
Tanger Properties L.P. 3.13%, 9/1/26	90,000	82,631
Target Corp. 3.50%, 7/1/24	110,000	112,330
3.63%, 4/15/46	30,000	27,486
3.90%, 11/15/47	25,000	23,967
TD Ameritrade Holding Corp. 3.30%, 4/1/27	140,000	136,733
Texas Instruments, Inc. 2.90%, 11/3/27	65,000	62,115
Textron, Inc. 3.88%, 3/1/25	8,000	8,082
Thermo Fisher Scientific, Inc. 4.50%, 3/1/21	130,000	135,642
3.30%, 2/15/22	12,000	12,029
4.15%, 2/1/24	80,000	82,522
4.10%, 8/15/47	200,000	192,634
Time Warner Cable LLC 8.25%, 4/1/19	20,000	21,117
5.00%, 2/1/20	80,000	82,799
6.55%, 5/1/37	350,000	399,212
7.30%, 7/1/38	200,000	240,520
6.75%, 6/15/39	300,000	345,260
4.50%, 9/15/42	75,000	67,992
Time Warner, Inc. 4.88%, 3/15/20	15,000	15,576
4.70%, 1/15/21	7,000	7,310
3.55%, 6/1/24	350,000	347,129
3.60%, 7/15/25	210,000	204,400
3.88%, 1/15/26	100,000	98,668
3.80%, 2/15/27	67,000	64,957
5.35%, 12/15/43	103,000	110,048
4.85%, 7/15/45	150,000	151,933
TJX Cos., Inc. (The) 2.25%, 9/15/26	80,000	72,366

See Notes to Financial Statements.

66	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2018

Investments	Principal Amount	Value
Total System Services, Inc. 4.80%, 4/1/26	$125,000	$131,319
Transatlantic Holdings, Inc. 8.00%, 11/30/39	8,000	11,004
Travelers Cos., Inc. (The) 6.25%, 6/15/37	75,000	97,446
3.75%, 5/15/46	60,000	57,505
4.00%, 5/30/47	200,000	199,413
Tucson Electric Power Co. 3.05%, 3/15/25	176,000	169,035
Tyson Foods, Inc. 3.95%, 8/15/24	400,000	407,130
UDR, Inc. 2.95%, 9/1/26	90,000	84,094
3.50%, 1/15/28	25,000	24,162
Union Electric Co. 3.90%, 9/15/42	15,000	14,963
Union Pacific Corp. 3.25%, 8/15/25	135,000	134,070
2.75%, 3/1/26	210,000	200,440
3.00%, 4/15/27	205,000	198,328
3.60%, 9/15/37	180,000	174,195
4.05%, 11/15/45	15,000	15,156
4.05%, 3/1/46	99,000	100,038
4.00%, 4/15/47	15,000	15,110
4.38%, 11/15/65	30,000	30,630
United Airlines Pass Through Trust 4.00%, 10/11/27, Series A	14,625	14,934
3.75%, 3/3/28, Series A	15,050	15,146
United Parcel Service, Inc. 2.50%, 4/1/23	35,000	33,963
2.80%, 11/15/24	235,000	228,493
3.05%, 11/15/27	49,000	46,989
3.75%, 11/15/47	40,000	38,366
United Technologies Corp. 2.80%, 5/4/24	147,000	140,927
3.13%, 5/4/27	75,000	71,386
4.50%, 6/1/42	150,000	154,870
4.15%, 5/15/45	50,000	48,889
3.75%, 11/1/46	50,000	46,081
4.05%, 5/4/47	60,000	57,854
UnitedHealth Group, Inc. 3.75%, 7/15/25	300,000	304,354
3.10%, 3/15/26	450,000	435,552
3.45%, 1/15/27	100,000	99,729
3.38%, 4/15/27	45,000	44,381
2.95%, 10/15/27	100,000	94,962
6.63%, 11/15/37	13,000	17,495
6.88%, 2/15/38	300,000	414,295
4.63%, 11/15/41	20,000	21,723
4.25%, 3/15/43	6,000	6,203
4.75%, 7/15/45	100,000	110,684
Unum Group 5.75%, 8/15/42	122,000	144,332
US Bancorp 3.60%, 9/11/24	468,000	473,599
3.10%, 4/27/26	25,000	23,913
Valero Energy Corp. 3.65%, 3/15/25	180,000	178,968
3.40%, 9/15/26	60,000	57,412
6.63%, 6/15/37	400,000	498,269
4.90%, 3/15/45	4,000	4,261
Ventas Realty L.P. 4.75%, 6/1/21	105,000	109,699
3.50%, 2/1/25	20,000	19,641
3.25%, 10/15/26	80,000	75,775
4.38%, 2/1/45	112,000	109,566
VEREIT Operating Partnership L.P. 3.95%, 8/15/27	195,000	185,164
Verisk Analytics, Inc. 4.00%, 6/15/25	55,000	55,530
Verizon Communications, Inc. 3.00%, 11/1/21	15,000	14,932
3.50%, 11/1/21	20,000	20,233
2.95%, 3/15/22	35,000	34,555
2.45%, 11/1/22	266,000	256,328
3.50%, 11/1/24	264,000	262,453
2.63%, 8/15/26	25,000	22,811
4.13%, 3/16/27	500,000	508,864
5.25%, 3/16/37	250,000	265,758
4.81%, 3/15/39	100,000	101,168
4.75%, 11/1/41	175,000	174,820
3.85%, 11/1/42	200,000	174,958
4.13%, 8/15/46	188,000	168,171
4.86%, 8/21/46	275,000	274,921
4.52%, 9/15/48	343,000	325,452
5.01%, 4/15/49	452,000	460,490
5.01%, 8/21/54	225,000	222,545
4.67%, 3/15/55	292,000	273,867
VF Corp. 6.45%, 11/1/37	53,000	67,441
Viacom, Inc. 4.25%, 9/1/23	100,000	102,697
3.88%, 4/1/24	101,000	100,978
6.88%, 4/30/36	235,000	280,702
4.38%, 3/15/43	180,000	161,993
5.85%, 9/1/43	150,000	164,379
5.25%, 4/1/44	30,000	30,608
Virginia Electric & Power Co. 3.50%, 3/15/27, Series A	150,000	149,156
6.00%, 5/15/37, Series A	400,000	501,730
6.35%, 11/30/37	50,000	65,773
Visa, Inc. 3.15%, 12/14/25	415,000	406,491
4.15%, 12/14/35	50,000	52,799
3.65%, 9/15/47	80,000	76,909
Voya Financial, Inc. 3.13%, 7/15/24	150,000	146,195
Wabtec Corp. 3.45%, 11/15/26	70,000	66,750
Walgreen Co. 3.10%, 9/15/22	42,000	41,317
Walgreens Boots Alliance, Inc. 2.70%, 11/18/19	90,000	89,704

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	67

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2018

Investments	Principal Amount	Value
3.80%, 11/18/24	$100,000	$99,475
3.45%, 6/1/26	175,000	165,979
4.80%, 11/18/44	175,000	175,560
Walt Disney Co. (The) 3.00%, 2/13/26(c)	100,000	97,980
1.85%, 7/30/26	346,000	308,322
2.95%, 6/15/27(c)	145,000	139,933
4.13%, 12/1/41, Series E	4,000	4,143
3.70%, 12/1/42	15,000	14,646
3.00%, 7/30/46	25,000	21,292
Waste Management, Inc. 2.90%, 9/15/22	25,000	24,761
3.50%, 5/15/24	140,000	141,271
3.13%, 3/1/25	125,000	122,381
3.15%, 11/15/27	25,000	23,896
4.10%, 3/1/45	35,000	34,960
Wells Fargo & Co. 4.13%, 8/15/23	87,000	89,136
3.55%, 9/29/25	68,000	67,441
4.10%, 6/3/26	195,000	195,499
4.30%, 7/22/27	250,000	253,805
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month U.S. dollar London Interbank Offered Rate + 1.310% thereafter)(d)	250,000	244,499
5.61%, 1/15/44	220,000	254,112
4.65%, 11/4/44	140,000	142,865
3.90%, 5/1/45	50,000	48,196
4.75%, 12/7/46	200,000	207,376
Welltower, Inc. 4.13%, 4/1/19	325,000	328,652
4.00%, 6/1/25	270,000	272,710
4.25%, 4/1/26	120,000	122,792
6.50%, 3/15/41	6,000	7,602
Western Gas Partners L.P. 5.38%, 6/1/21(c)	73,000	76,451
5.45%, 4/1/44	50,000	51,200
Westlake Chemical Corp. 4.88%, 5/15/23	8,000	8,212
3.60%, 8/15/26	90,000	87,784
5.00%, 8/15/46	75,000	79,485
4.38%, 11/15/47	55,000	53,022
WestRock MWV LLC 8.20%, 1/15/30	10,000	13,592
WestRock RKT Co. 4.00%, 3/1/23	8,000	8,200
Weyerhaeuser Co. 3.25%, 3/15/23	8,000	7,953
6.95%, 10/1/27	75,000	91,171
7.38%, 3/15/32	65,000	85,715
Williams Partners L.P. 5.25%, 3/15/20	40,000	41,723
4.13%, 11/15/20	6,000	6,143
3.60%, 3/15/22	104,000	104,277
4.30%, 3/4/24	80,000	82,104
4.88%, 3/15/24	150,000	156,866
3.90%, 1/15/25	100,000	99,401
4.00%, 9/15/25	150,000	149,773
4.90%, 1/15/45	210,000	211,640
5.10%, 9/15/45	50,000	51,905
WR Berkley Corp. 4.75%, 8/1/44	8,000	8,273
WW Grainger, Inc. 4.20%, 5/15/47	150,000	151,856
Wyndham Worldwide Corp. 4.50%, 4/1/27	350,000	348,364
Xerox Corp. 3.80%, 5/15/24	2,000	1,976
6.75%, 12/15/39	113,000	121,700
Zimmer Biomet Holdings, Inc. 3.38%, 11/30/21	6,000	5,982
3.55%, 4/1/25	229,000	222,428
Zoetis, Inc. 3.00%, 9/12/27	45,000	42,303
4.70%, 2/1/43	25,000	26,646
3.95%, 9/12/47	25,000	23,789
TOTAL CORPORATE BONDS (Cost: $159,747,379)		156,370,131
FOREIGN CORPORATE BONDS – 7.7%
Australia – 0.1%
BHP Billiton Finance USA Ltd. 4.13%, 2/24/42	100,000	103,109
5.00%, 9/30/43	115,000	132,750

Total Australia		235,859
Belgium – 0.5%
Anheuser-Busch InBev Finance, Inc. 3.65%, 2/1/26	480,000	475,921
4.70%, 2/1/36	200,000	210,802
4.90%, 2/1/46	453,000	484,963
Anheuser-Busch InBev Worldwide, Inc. 8.20%, 1/15/39	150,000	225,858
4.44%, 10/6/48	36,000	36,320
Koninklijke Ahold Delhaize N.V. 5.70%, 10/1/40	310,000	350,814

Total Belgium		1,784,678
Brazil – 0.3%
Embraer Netherlands Finance B.V. 5.05%, 6/15/25	20,000	20,840
5.40%, 2/1/27	100,000	106,125
Embraer S.A. 5.15%, 6/15/22	80,000	84,160
Fibria Overseas Finance Ltd. 5.25%, 5/12/24	200,000	209,500
Vale Overseas Ltd. 6.25%, 8/10/26	90,000	101,718
6.88%, 11/21/36	200,000	241,500
6.88%, 11/10/39	105,000	127,838
Vale S.A. 5.63%, 9/11/42	100,000	108,100

Total Brazil		999,781

See Notes to Financial Statements.

68	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2018

Investments	Principal Amount	Value
Canada – 1.4%
Bank of Nova Scotia (The)
4.65%, 10/12/22, (4.650% fixed rate until 10/12/22; 3-month U.S. dollar London Interbank Offered Rate + 2.648% thereafter)(d)(e)	$300,000	$291,187
Barrick Gold Corp. 5.25%, 4/1/42	56,000	62,831
Barrick North America Finance LLC 5.70%, 5/30/41	100,000	116,734
5.75%, 5/1/43	70,000	83,601
Brookfield Asset Management, Inc. 4.00%, 1/15/25	110,000	110,300
Brookfield Finance, Inc. 4.70%, 9/20/47	55,000	53,512
Canadian National Railway Co. 2.95%, 11/21/24	40,000	39,424
Canadian Natural Resources Ltd. 3.45%, 11/15/21	15,000	15,150
2.95%, 1/15/23	25,000	24,458
3.90%, 2/1/25	60,000	59,771
3.85%, 6/1/27	325,000	320,140
6.50%, 2/15/37	4,000	4,904
6.25%, 3/15/38	177,000	213,995
4.95%, 6/1/47	35,000	36,445
Canadian Pacific Railway Co. 4.80%, 8/1/45	75,000	84,164
Cenovus Energy, Inc. 4.25%, 4/15/27	145,000	141,956
6.75%, 11/15/39	126,000	144,917
Enbridge, Inc. 2.90%, 7/15/22	130,000	126,149
4.00%, 10/1/23	50,000	51,110
3.70%, 7/15/27	220,000	212,646
4.50%, 6/10/44	8,000	7,846
Encana Corp. 3.90%, 11/15/21	30,000	30,550
6.50%, 8/15/34	120,000	142,918
Fortis, Inc. 3.06%, 10/4/26	170,000	158,291
Goldcorp, Inc. 3.70%, 3/15/23	128,000	128,975
5.45%, 6/9/44	25,000	28,439
Magna International, Inc. 4.15%, 10/1/25	100,000	102,904
Manulife Financial Corp. 4.15%, 3/4/26	340,000	348,014
Methanex Corp. 4.25%, 12/1/24	6,000	5,991
Nexen Energy ULC 6.40%, 5/15/37	75,000	93,094
Petro-Canada 6.80%, 5/15/38	150,000	199,374
Potash Corp. of Saskatchewan, Inc. 3.63%, 3/15/24	24,000	24,067
Rogers Communications, Inc. 5.00%, 3/15/44	100,000	109,866
4.30%, 2/15/48	200,000	198,629
Royal Bank of Canada 4.65%, 1/27/26	155,000	160,932
Suncor Energy, Inc. 3.60%, 12/1/24	50,000	49,862
6.50%, 6/15/38	250,000	321,657
6.85%, 6/1/39	100,000	135,159
TELUS Corp. 3.70%, 9/15/27	120,000	118,183
Thomson Reuters Corp. 5.65%, 11/23/43	25,000	28,139
Toronto-Dominion Bank (The)
3.63%, 9/15/31, (3.625% fixed rate until 9/15/26; 5-year U.S. dollar Swap Rate + 2.205% thereafter)(d)	80,000	76,982
TransAlta Corp. 6.50%, 3/15/40	150,000	149,684
TransCanada PipeLines Ltd. 3.75%, 10/16/23	170,000	174,171
5.85%, 3/15/36	125,000	149,719
Yamana Gold, Inc. 4.63%, 12/15/27(b)	25,000	24,557

Total Canada		5,161,397
China – 0.2%
Alibaba Group Holding Ltd. 3.60%, 11/28/24(c)	200,000	199,785
3.40%, 12/6/27	200,000	191,081
CNOOC Nexen Finance 2014 ULC 4.25%, 4/30/24	200,000	204,322

Total China		595,188
Colombia – 0.2%
Ecopetrol S.A. 5.88%, 9/18/23	125,000	135,781
4.13%, 1/16/25	150,000	147,150
5.38%, 6/26/26	100,000	105,850
7.38%, 9/18/43	100,000	119,345
5.88%, 5/28/45	100,000	100,675

Total Colombia		608,801
France – 0.0%
BNP Paribas 3.25%, 3/3/23	13,000	12,953
Orange S.A. 9.00%, 3/1/31	100,000	147,816

Total France		160,769
Germany – 0.2%
Daimler Finance North America LLC 8.50%, 1/18/31	80,000	116,848
Deutsche Bank AG 2.85%, 5/10/19	102,000	101,865
3.38%, 5/12/21	130,000	129,416
4.10%, 1/13/26	75,000	73,530

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	69

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2018

Investments	Principal Amount	Value
Deutsche Telekom International Finance B.V. 8.75%, 6/15/30	$211,000	$301,430

Total Germany		723,089
Ireland – 0.0%
XLIT Ltd. 6.38%, 11/15/24	4,000	4,591
4.45%, 3/31/25	10,000	10,113
5.50%, 3/31/45	150,000	158,670

Total Ireland		173,374
Japan – 0.5%
Beam Suntory, Inc. 3.25%, 5/15/22	35,000	34,758
Mitsubishi UFJ Financial Group, Inc. 3.85%, 3/1/26	450,000	453,547
3.29%, 7/25/27	25,000	24,008
Nomura Holdings, Inc. 2.75%, 3/19/19	8,000	8,003
6.70%, 3/4/20	80,000	85,801
ORIX Corp. 3.25%, 12/4/24	330,000	320,946
3.70%, 7/18/27	80,000	78,116
Sumitomo Mitsui Banking Corp. 3.95%, 1/10/24	500,000	513,789
Sumitomo Mitsui Financial Group, Inc. 2.63%, 7/14/26	180,000	165,309
3.45%, 1/11/27	80,000	77,894
3.36%, 7/12/27	8,000	7,719
3.54%, 1/17/28	300,000	293,163

Total Japan		2,063,053
Mexico – 0.8%
America Movil S.A.B. de C.V. 6.38%, 3/1/35	100,000	121,539
6.13%, 11/15/37	10,000	11,991
Grupo Televisa S.A.B. 5.00%, 5/13/45	200,000	191,200
Petroleos Mexicanos 8.00%, 5/3/19	235,000	248,653
3.50%, 7/23/20	200,000	200,680
5.50%, 1/21/21	200,000	209,550
6.38%, 2/4/21	40,000	42,840
4.50%, 1/23/26(c)	300,000	291,000
6.88%, 8/4/26	175,000	192,483
6.50%, 3/13/27(b)	405,000	433,399
6.63%, 6/15/35	335,000	347,730
6.50%, 6/2/41	250,000	250,562
5.50%, 6/27/44	275,000	247,090
6.38%, 1/23/45	60,000	58,350
5.63%, 1/23/46	275,000	246,922
6.75%, 9/21/47	100,000	101,937

Total Mexico		3,195,926
Netherlands – 0.3%
AerCap Ireland Capital DAC 4.25%, 7/1/20	150,000	153,236
4.63%, 10/30/20	150,000	155,064
5.00%, 10/1/21	150,000	157,289
3.95%, 2/1/22	150,000	151,618
3.65%, 7/21/27	150,000	141,410
Cooperatieve Rabobank UA 4.63%, 12/1/23	250,000	261,271
ING Groep N.V. 3.95%, 3/29/27	200,000	199,879

Total Netherlands		1,219,767
Norway – 0.1%
Statoil ASA 2.65%, 1/15/24	26,000	25,235
7.25%, 9/23/27	75,000	97,160
5.10%, 8/17/40	100,000	115,601
3.95%, 5/15/43	45,000	44,665
4.80%, 11/8/43	125,000	141,069

Total Norway		423,730
Peru – 0.1%
Southern Copper Corp. 3.88%, 4/23/25	165,000	165,928
5.25%, 11/8/42	149,000	159,463
5.88%, 4/23/45	145,000	167,421

Total Peru		492,812
Spain – 0.4%
Banco Santander S.A. 4.25%, 4/11/27	800,000	800,344
Telefonica Emisiones SAU 5.88%, 7/15/19	51,000	53,095
5.46%, 2/16/21	10,000	10,655
4.57%, 4/27/23	470,000	497,897
7.05%, 6/20/36	100,000	127,331
Telefonica Europe B.V. 8.25%, 9/15/30	125,000	171,297

Total Spain		1,660,619
Switzerland – 0.2%
Credit Suisse AG 5.40%, 1/14/20	100,000	104,023
3.63%, 9/9/24	250,000	249,485
Credit Suisse Group Funding Guernsey Ltd. 3.75%, 3/26/25	300,000	296,593
4.88%, 5/15/45	250,000	265,355
Tyco Electronics Group S.A. 3.13%, 8/15/27	20,000	19,388

Total Switzerland		934,844
United Kingdom – 2.4%
AstraZeneca PLC 3.38%, 11/16/25	380,000	374,528
6.45%, 9/15/37	50,000	64,103
4.38%, 11/16/45	170,000	172,445
Barclays PLC 4.38%, 9/11/24	300,000	294,970
4.38%, 1/12/26	200,000	200,831
5.20%, 5/12/26	350,000	356,061
5.25%, 8/17/45	200,000	215,442

See Notes to Financial Statements.

70	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2018

Investments	Principal Amount	Value
BAT Capital Corp. 3.56%, 8/15/27(b)	$175,000	$167,157
4.39%, 8/15/37(b)	200,000	197,564
4.54%, 8/15/47(b)	125,000	122,064
BP Capital Markets PLC 3.22%, 11/28/23	193,000	192,068
3.22%, 4/14/24	25,000	24,818
3.54%, 11/4/24	160,000	160,928
3.51%, 3/17/25	275,000	274,872
3.12%, 5/4/26	125,000	121,093
3.02%, 1/16/27	300,000	286,296
3.59%, 4/14/27	135,000	134,513
3.72%, 11/28/28	210,000	211,269
British Telecommunications PLC 9.13%, 12/15/30	100,000	145,901
CNH Industrial N.V. 3.85%, 11/15/27	25,000	24,252
Diageo Capital PLC 2.63%, 4/29/23	105,000	101,975
Diageo Investment Corp. 4.25%, 5/11/42	200,000	207,163
GlaxoSmithKline Capital, Inc. 5.38%, 4/15/34	25,000	29,322
6.38%, 5/15/38	125,000	166,205
4.20%, 3/18/43	11,000	11,478
HSBC Holdings PLC 3.60%, 5/25/23	500,000	502,981
4.25%, 8/18/25	658,000	656,189
4.30%, 3/8/26	400,000	412,499
4.04%, 3/13/28, (4.041% fixed rate until 3/13/27; 3-month U.S. dollar London Interbank Offered Rate + 1.546% thereafter)(d)	250,000	251,147
6.50%, 9/15/37	200,000	250,125
Lloyds Banking Group PLC 4.65%, 3/24/26	200,000	203,719
3.57%, 11/7/28, (3.574% fixed rate until 11/7/27; 3-month U.S. dollar London Interbank Offered Rate + 1.205% thereafter)(d)	300,000	285,838
5.30%, 12/1/45	200,000	219,659
Mead Johnson Nutrition Co. 5.90%, 11/1/39	10,000	11,961
Reynolds American, Inc. 6.15%, 9/15/43	200,000	242,455
Rio Tinto Finance USA Ltd. 3.75%, 6/15/25	477,000	486,598
7.13%, 7/15/28	48,000	62,138
Rio Tinto Finance USA PLC 4.13%, 8/21/42	12,000	12,317
Santander UK Group Holdings PLC 3.13%, 1/8/21	55,000	54,775
Santander UK PLC 4.00%, 3/13/24	3,000	3,062
Unilever Capital Corp. 3.10%, 7/30/25	208,000	204,259
Vodafone Group PLC 5.45%, 6/10/19	165,000	170,596
2.50%, 9/26/22	40,000	38,815
2.95%, 2/19/23	285,000	279,766
6.25%, 11/30/32	125,000	147,754
6.15%, 2/27/37	150,000	179,764
4.38%, 2/19/43	125,000	119,482
WPP Finance PLC 3.63%, 9/7/22	6,000	6,061
3.75%, 9/19/24	125,000	125,197
5.63%, 11/15/43	12,000	13,362

Total United Kingdom		9,197,837
TOTAL FOREIGN CORPORATE BONDS (Cost: $29,923,636)		29,631,524
FOREIGN GOVERNMENT AGENCIES – 0.2%
Canada – 0.0%
Province of Manitoba Canada 3.05%, 5/14/24	25,000	24,867
Japan – 0.2%
Japan Bank for International Cooperation 2.13%, 2/10/25, Series DTC	200,000	187,059
2.88%, 6/1/27	350,000	340,570

Total Japan		527,629
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $573,193)		552,496
FOREIGN GOVERNMENT OBLIGATIONS – 3.1%
Chile – 0.3%
Chile Government International Bond 3.13%, 1/21/26	300,000	295,800
3.24%, 2/6/28	845,000	818,805

Total Chile		1,114,605
Colombia – 0.5%
Colombia Government International Bond 7.38%, 3/18/19	100,000	104,750
11.75%, 2/25/20	10,000	11,705
4.00%, 2/26/24	360,000	362,250
4.50%, 1/28/26	300,000	309,263
3.88%, 4/25/27	500,000	487,625
7.38%, 9/18/37	325,000	416,487
6.13%, 1/18/41	180,000	205,470
5.00%, 6/15/45	200,000	199,500

Total Colombia		2,097,050
Hungary – 0.1%
Hungary Government International Bond 5.38%, 2/21/23	36,000	38,992
5.38%, 3/25/24	200,000	218,872

Total Hungary		257,864
Israel – 0.1%
Israel Government International Bond 3.15%, 6/30/23	200,000	199,747

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	71

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2018

Investments	Principal Amount	Value
Italy – 0.1%
Republic of Italy Government International Bond 6.88%, 9/27/23	$260,000	$303,394
5.38%, 6/15/33	150,000	172,323

Total Italy		475,717
Mexico – 0.6%
Mexico Government International Bond 3.63%, 3/15/22	210,000	213,465
4.00%, 10/2/23	182,000	185,799
3.60%, 1/30/25	425,000	416,925
4.15%, 3/28/27	200,000	199,950
7.50%, 4/8/33, Series MTNA	200,000	265,750
6.75%, 9/27/34, Series MTNA	40,000	50,020
6.05%, 1/11/40	308,000	347,655
4.75%, 3/8/44	272,000	262,480
5.55%, 1/21/45	185,000	198,459
5.75%, 10/12/2110	250,000	253,750

Total Mexico		2,394,253
Panama – 0.2%
Panama Government International Bond 8.88%, 9/30/27	185,000	259,925
4.50%, 5/15/47	300,000	306,150
4.30%, 4/29/53	200,000	197,700

Total Panama		763,775
Peru – 0.3%
Peruvian Government International Bond 7.13%, 3/30/19	455,000	477,977
7.35%, 7/21/25	110,000	137,390
4.13%, 8/25/27	75,000	77,888
8.75%, 11/21/33	135,000	204,187
6.55%, 3/14/37	60,000	77,730
5.63%, 11/18/50	290,000	347,275

Total Peru		1,322,447
Philippines – 0.5%
Philippine Government International Bond 4.20%, 1/21/24	200,000	208,912
10.63%, 3/16/25	127,000	182,984
3.00%, 2/1/28	400,000	375,971
9.50%, 2/2/30	157,000	236,752
6.38%, 1/15/32	100,000	124,219
3.95%, 1/20/40	200,000	195,847
3.70%, 3/1/41	500,000	471,422

Total Philippines		1,796,107
Poland – 0.2%
Republic of Poland Government International Bond 3.00%, 3/17/23	140,000	138,604
4.00%, 1/22/24	230,000	238,483
3.25%, 4/6/26	390,000	385,624

Total Poland		762,711
Uruguay – 0.2%
Uruguay Government International Bond 8.00%, 11/18/22	80,000	93,724
4.50%, 8/14/24	95,000	100,558
4.38%, 10/27/27	300,000	310,222
4.13%, 11/20/45	150,000	142,125

Total Uruguay		646,629
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $12,051,201)		11,830,905
COMMERCIAL MORTGAGE-BACKED SECURITIES – 6.9%
United States – 6.9%
Banc of America Commercial Mortgage Trust
3.12%, 2/15/50, Series 2017-BNK3, Class A2	200,000	200,094
3.37%, 2/15/50, Series 2017-BNK3, Class ASB	500,000	500,355
Citigroup Commercial Mortgage Trust
2.94%, 4/10/48, Series 2015-GC29, Class A3	65,000	63,142
3.76%, 6/10/48, Series 2015-GC31, Class A4	340,116	347,847
3.62%, 2/10/49, Series 2016-GC36, Class A5	500,000	504,481
3.46%, 12/10/49, Series 2016-P6, Class A4	500,000	499,165
3.52%, 9/10/58, Series 2015-GC33, Class AAB	300,000	303,922
Commercial Mortgage Pass Through Certificates
3.53%, 2/10/49, Series 2016-CR28, Class ASB	400,000	404,629
3.02%, 6/15/60, Series 2017-BNK5, Class A3	500,000	489,805
3.39%, 6/15/60, Series 2017-BNK5, Class A5	190,000	188,354
Commercial Mortgage Trust
3.92%, 8/10/46, Series 2013-CR10, Class A3	100,000	103,233
4.05%, 10/10/46, Series 2013-CR12, Class A4	500,000	518,177
4.19%, 11/10/46, Series 2013-CR13, Class A4^(d)	500,000	521,992
3.50%, 8/10/47, Series 2014-CR19, Class ASB	300,000	304,171
2.80%, 11/10/47, Series 2014-CR20, Class A2	375,000	376,034
3.59%, 11/10/47, Series 2014-CR20, Class A4	500,000	505,263
3.50%, 5/10/48, Series 2015-CR23, Class A4	50,000	50,176
CSAIL Commercial Mortgage Trust
3.76%, 11/15/48, Series 2016-C5, Class A5	500,000	509,609
3.81%, 11/15/48, Series 2015-C4, Class A4	750,000	766,854
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
1.87%, 11/25/19, Series K712, Class A2	24,198	23,972
3.53%, 6/25/20, Series K008, Class A2	290,601	295,982
2.57%, 9/25/20, Series K504, Class A2^(d)	550,000	549,592

See Notes to Financial Statements.

72	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2018

Investments	Principal Amount	Value
3.03%, 10/25/20, Series K714, Class A2^(d)	$200,000	$201,322
4.33%, 10/25/20, Series K010, Class A2^(d)	150,000	155,530
4.18%, 12/25/20, Series K012, Class A2^(d)	50,000	51,903
2.86%, 1/25/21, Series K715, Class A2	60,000	60,109
3.97%, 1/25/21, Series K013, Class A2^(d)	200,000	206,563
2.87%, 12/25/21, Series K017, Class A2	50,000	50,080
2.51%, 11/25/22, Series K026, Class A2	250,000	245,580
2.62%, 3/25/23, Series K035, Class A1	160,699	160,142
3.30%, 4/25/23, Series K031, Class A2^(d)	370,000	375,918
3.06%, 8/25/24, Series K728, Class A2^(d)	500,000	500,271
2.67%, 12/25/24, Series K042, Class A2	160,000	156,147
3.06%, 12/25/24, Series K043, Class A2	199,000	199,588
3.02%, 1/25/25, Series K045, Class A2	55,000	54,821
3.16%, 5/25/25, Series KS03, Class A4^(d)	50,000	49,625
3.33%, 5/25/25, Series K047, Class A2^(d)	200,000	202,759
3.01%, 7/25/25, Series K049, Class A2	360,000	357,562
3.15%, 11/25/25, Series K052, Class A2	125,000	125,008
2.34%, 7/25/26, Series K058, Class A1	388,608	374,580
3.36%, 11/25/27, Series K071, Class AM^(d)	200,000	200,222
Federal National Mortgage Association Alternative Credit Enhancement Securities
2.17%, 9/25/19, Series 2014-M10, Class ASQ2^(d)	22,457	22,345
2.73%, 10/25/21, Series 2012-M1, Class A2	500,000	497,387
2.72%, 2/25/22, Series 2012-M2, Class A2	553,000	550,613
2.38%, 5/25/22, Series 2012-M13, Class A2	80,000	78,315
2.30%, 9/25/22, Series 2012-M14, Class A2^(d)	50,000	48,730
2.52%, 4/25/23, Series 2013-M14, Class APT^(d)	123,166	120,860
3.33%, 10/25/23, Series 2013-M14, Class A2^(d)	100,000	101,015
3.47%, 1/25/24, Series 2014-M3, Class A2^(d)	110,000	112,719
3.10%, 7/25/24, Series 2014-M9, Class A2^(d)	596,000	597,991
2.30%, 10/25/24, Series 2015-M3, Class A1	354,555	348,752
2.72%, 10/25/24, Series 2015-M3, Class A2	250,000	244,821
2.14%, 5/25/26, Series 2016-M6, Class A1	188,948	182,298
2.00%, 6/25/26, Series 2016-M9, Class A1	469,627	452,555
2.50%, 9/25/26, Series 2016-M7, Class A2	190,000	179,535
2.42%, 10/25/26, Series 2017-M1, Class A2^(d)	500,000	469,807
2.79%, 2/25/27, Series 2017-M2, Class A2^(d)	1,000,000	966,077
3.14%, 11/25/27, Series 2017-M15, Class ATS2^(d)	500,000	493,765
3.30%, 4/25/29, Series 2017-M5, Class A2	64,000	63,046
GS Mortgage Securities Trust
4.24%, 8/10/46, Series 2013-GC14, Class A5	85,000	89,140
3.68%, 4/10/47, Series 2014-GC20, Class A3	84,008	85,106
4.00%, 4/10/47, Series 2014-GC20, Class A5	250,000	258,847
3.86%, 6/10/47, Series 2014-GC22, Class A5	70,000	72,097
3.67%, 9/10/47, Series 2014-GC24, Class A4	300,000	305,824
2.85%, 10/10/49, Series 2016-GS3, Class A4	182,000	173,863
3.44%, 11/10/49, Series 2016-GS4, Class A4^(d)	265,000	264,589
2.73%, 5/10/50, Series 2015-GC30, Class A2	100,000	99,465
JP Morgan Chase Commercial Mortgage Securities Trust
3.41%, 1/15/46, Series 2013-C13, Class ASB	171,685	173,933
2.61%, 12/15/47, Series 2012-LC9, Class A4	100,000	98,860
3.46%, 3/15/50, Series 2017-JP5, Class A4	400,000	399,284
JPMBB Commercial Mortgage Securities Trust
3.66%, 7/15/45, Series 2013-C12, Class A5	100,000	102,105
4.13%, 8/15/46, Series 2013-C14, Class A4^(d)	95,000	99,107
3.93%, 1/15/47, Series 2013-C17, Class A3	250,000	257,916
4.00%, 4/15/47, Series 2014-C19, Class A4	200,000	207,937
3.29%, 1/15/48, Series 2014-C26, Class ASB	150,000	151,080
3.60%, 11/15/48, Series 2015-C32, Class A5	1,000,000	1,009,929
JPMDB Commercial Mortgage Securities Trust
3.41%, 3/15/50, Series 2017-C5, Class A4	550,000	547,948
Morgan Stanley Bank of America Merrill Lynch Trust
3.48%, 11/15/45, Series 2012-C6, Class AS	100,000	100,025
3.53%, 12/15/47, Series 2014-C19, Class A4	365,167	368,500
3.07%, 2/15/48, Series 2015-C20, Class ASB	250,000	249,013
3.25%, 2/15/48, Series 2015-C20, Class A4	200,000	198,033
3.31%, 4/15/48, Series 2015-C22, Class A4	95,000	94,560
3.72%, 7/15/50, Series 2015-C23, Class A4	175,000	177,764

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	73

Schedule of Investments (unaudited) (concluded)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2018

Investments	Principal Amount	Value
Morgan Stanley Capital I Trust
3.77%, 3/15/45, Series 2012-C4, Class AS	$280,000	$282,329
3.26%, 6/15/50, Series 2017-H1, Class A4	500,000	491,255
UBS Commercial Mortgage Trust 3.68%, 12/15/50, Series 2017-C7, Class A4	250,000	251,910
Wells Fargo Commercial Mortgage Trust
2.92%, 10/15/45, Series 2012-LC5, Class A3	199,847	197,813
3.64%, 6/15/48, Series 2015-C29, Class A4	250,000	253,259
3.70%, 11/15/48, Series 2015-C31, Class A4	100,000	101,633
2.92%, 11/15/49, Series 2016-NXS6, Class A4	265,000	254,039
3.82%, 8/15/50, Series 2014-LC16, Class A5	256,000	262,746
3.58%, 10/15/50, Series 2017-C40, Class A4	200,000	201,059
WFRBS Commercial Mortgage Trust
2.88%, 12/15/45, Series 2012-C10, Class A3	500,000	493,504
4.15%, 8/15/46, Series 2013-C15, Class A4^(d)	200,000	208,989
4.42%, 9/15/46, Series 2013-C16, Class A5	100,000	105,696
3.03%, 12/15/46, Series 2013-C18, Class A2	24,804	24,873
4.02%, 12/15/46, Series 2013-C17, Class A4	60,000	62,242
4.10%, 3/15/47, Series 2014-C19, Class A5	25,000	26,053
3.41%, 8/15/47, Series 2014-C21, Class A4	225,000	226,204
3.43%, 11/15/47, Series 2014-C25, Class A3	40,000	40,458
3.63%, 11/15/47, Series 2014-C25, Class A5	100,000	101,481
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $27,126,475)		26,455,678
MUNICIPAL BONDS – 0.3%
United States – 0.3%
Alameda Corridor Transportation Authority 6.60%, 10/1/29, Series C	50,000	60,415
Chicago O’Hare International Airport 6.40%, 1/1/40, Class B	35,000	46,541
Municipal Electric Authority of Georgia 6.64%, 4/1/57	70,000	85,954
6.66%, 4/1/57	65,000	79,210
Nashville Health and Educational Facilities Board 4.05%, 7/1/26	100,000	103,038
New Jersey Turnpike Authority 7.41%, 1/1/40	100,000	147,089
7.10%, 1/1/41	15,000	21,381
North Texas Tollway Authority 6.72%, 1/1/49	55,000	79,125
State of Illinois 4.95%, 6/1/23	310,000	319,886
5.10%, 6/1/33	220,000	207,777
TOTAL MUNICIPAL BONDS (Cost: $1,190,129)		1,150,416

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%
United States – 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.38%(f)
(Cost: $935,215)(g)	935,215	935,215
TOTAL INVESTMENTS IN SECURITIES – 99.5% (Cost: $388,821,042)		381,532,613
Other Assets less Liabilities – 0.5%		2,066,573

NET ASSETS – 100.0%		$383,599,186
^	Variable coupon rate based on weighted average interest rate of underlying mortgage.

(a)	To-be-announced (“TBA”) security (See Note 2). TBA securities are non-income producing.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Security, or portion thereof, was on loan at February 28, 2018 (See Note 2).

(d)	Rate shown reflects the accrual rate as of February 28, 2018 on securities with variable or step rates.

(e)	The security has a perpetual maturity; the date displayed is the next call date.

(f)	Rate shown represents annualized 7-day yield as of February 28, 2018.

(g)	At February 28, 2018, the total market value of the Fund’s securities on loan was $907,003 and the total market value of the collateral held by the Fund was $935,215.

See Notes to Financial Statements.

74	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited)

WisdomTree Barclays Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

February 28, 2018

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – 3.8%
Federal Home Loan Mortgage Corporation – 0.6%
Federal Home Loan Mortgage Corp. 3.50%, 3/1/33(a)	$164,000	$166,817
Federal National Mortgage Association – 3.2%
Federal National Mortgage Association 2.50%, 3/1/33(a)	968,000	943,951
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $1,122,913)		1,110,768
U.S. GOVERNMENT OBLIGATIONS – 27.3%
U.S. Treasury Bills – 5.1%
U.S. Treasury Bills 1.21%, 3/8/18*	1,100,000	1,099,749
1.36%, 3/22/18*	400,000	399,686

Total U.S. Treasury Bills		1,499,435
U.S. Treasury Notes – 22.2%
U.S. Treasury Note 0.75%, 8/15/19	1,000,300	979,825
2.25%, 2/29/20	204,000	203,960
1.50%, 6/15/20	559,000	548,715
1.50%, 7/15/20	699,200	685,749
2.25%, 2/15/21	1,390,000	1,383,457
2.00%, 2/28/21	692,500	683,871
1.13%, 8/31/21	718,500	685,101
1.50%, 1/31/22	392,700	377,123
1.88%, 7/31/22	691,100	669,719
2.63%, 2/28/23	303,000	302,651

Total U.S. Treasury Notes		6,520,171
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $8,064,810)		8,019,606
CORPORATE BONDS – 51.1%
United States – 51.1%
AbbVie, Inc. 2.50%, 5/14/20	148,000	146,754
Air Lease Corp. 2.13%, 1/15/20	169,000	166,695
American Express Credit Corp. 2.60%, 9/14/20, Series F	24,000	23,787
2.25%, 5/5/21	76,000	74,196
American International Group, Inc. 4.88%, 6/1/22	160,000	169,655
Amgen, Inc. 2.20%, 5/22/19	47,000	46,784
3.88%, 11/15/21	49,000	50,206
Anthem, Inc. 2.25%, 8/15/19	206,000	204,543
Aon PLC 2.80%, 3/15/21	364,000	360,815
AT&T, Inc. 3.00%, 2/15/22	387,000	382,710
3.20%, 3/1/22	176,000	175,066
Bank of America Corp. 5.63%, 7/1/20	90,000	95,504
3.00%, 12/20/23, (3.004% fixed rate until 12/20/22; 3-month U.S. dollar London Interbank Offered Rate + 0.790% thereafter)(b)(c)	398,000	389,857
Bank of New York Mellon Corp. (The) 2.05%, 5/3/21	101,000	98,084
BB&T Corp. 2.05%, 5/10/21	41,000	39,836
Becton Dickinson and Co. 2.68%, 12/15/19	395,000	393,715
2.89%, 6/6/22	284,000	276,945
Berkshire Hathaway Finance Corp. 4.25%, 1/15/21	3,000	3,122
3.00%, 5/15/22	120,000	120,189
Capital One Financial Corp. 4.75%, 7/15/21	114,000	119,551
Celgene Corp. 2.88%, 8/15/20	93,000	92,814
3.25%, 8/15/22	209,000	208,148
Citigroup, Inc. 2.50%, 7/29/19	389,000	387,669
2.65%, 10/26/20	145,000	143,570
Coca-Cola Co. (The) 1.88%, 10/27/20	60,000	58,868
3.30%, 9/1/21	59,000	59,891
Comcast Corp. 3.13%, 7/15/22	18,000	17,999
Delta Air Lines, Inc. 2.60%, 12/4/20	397,000	392,098
Discovery Communications LLC 5.05%, 6/1/20	164,000	171,024
Dow Chemical Co. (The) 4.25%, 11/15/20	94,000	96,899
4.13%, 11/15/21	165,000	170,912
Ecolab, Inc. 4.35%, 12/8/21	104,000	108,720
Enterprise Products Operating LLC 2.55%, 10/15/19	98,000	97,583
Exelon Generation Co. LLC 4.00%, 10/1/20	167,000	170,606
Express Scripts Holding Co. 4.75%, 11/15/21	222,000	232,679
Exxon Mobil Corp. 2.40%, 3/6/22	36,000	35,269
FedEx Corp. 2.63%, 8/1/22	10,000	9,817
Fidelity National Information Services, Inc. 3.63%, 10/15/20	51,000	51,761
General Mills, Inc. 2.60%, 10/12/22	200,000	193,391
General Motors Financial Co., Inc. 3.45%, 4/10/22	154,000	153,134
3.15%, 6/30/22	36,000	35,198
Goldman Sachs Group, Inc. (The) 5.75%, 1/24/22	239,000	259,345
Hartford Financial Services Group, Inc. (The) 5.13%, 4/15/22	57,000	60,944

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	75

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

February 28, 2018

Investments	Principal Amount	Value
Hewlett Packard Enterprise Co. 3.60%, 10/15/20	$213,000	$215,576
HP, Inc. 4.65%, 12/9/21	163,000	170,645
Huntington Bancshares, Inc. 3.15%, 3/14/21	80,000	80,292
Ingredion, Inc. 4.63%, 11/1/20	179,000	185,847
Intercontinental Exchange, Inc. 2.75%, 12/1/20	44,000	43,815
JPMorgan Chase & Co. 2.25%, 1/23/20	53,000	52,513
4.63%, 5/10/21	36,000	37,739
2.30%, 8/15/21	36,000	35,077
4.35%, 8/15/21	56,000	58,241
4.50%, 1/24/22	268,000	280,376
KeyCorp 2.90%, 9/15/20	67,000	66,912
Kraft Heinz Foods Co. 3.50%, 6/6/22	102,000	102,187
L3 Technologies, Inc. 5.20%, 10/15/19	93,000	96,348
Marsh & McLennan Cos., Inc. 2.75%, 1/30/22	200,000	196,886
McDonald’s Corp. 2.75%, 12/9/20	600,000	599,541
Medtronic, Inc. 3.15%, 3/15/22	79,000	79,153
Merck & Co., Inc. 3.88%, 1/15/21	200,000	206,411
Microsoft Corp. 3.00%, 10/1/20	60,000	60,711
2.00%, 11/3/20	60,000	59,067
2.38%, 2/12/22	250,000	245,141
Morgan Stanley 5.50%, 7/28/21	80,000	85,863
4.88%, 11/1/22	258,000	272,266
Motorola Solutions, Inc. 3.75%, 5/15/22	299,000	299,591
Mylan, Inc. 2.55%, 3/28/19	70,000	69,782
Newell Brands, Inc. 3.15%, 4/1/21	5,000	4,953
Oracle Corp. 2.80%, 7/8/21	69,000	68,893
Packaging Corp. of America 2.45%, 12/15/20	147,000	145,003
PepsiCo, Inc. 2.15%, 10/14/20	51,000	50,285
Plains All American Pipeline L.P. 2.60%, 12/15/19	224,000	221,779
Primerica, Inc. 4.75%, 7/15/22	120,000	126,008
Progress Energy, Inc. 7.05%, 3/15/19	367,000	383,448
Republic Services, Inc. 5.50%, 9/15/19	74,000	77,191
Royal Caribbean Cruises Ltd. 2.65%, 11/28/20	135,000	133,248
Ryder System, Inc. 2.80%, 3/1/22	269,000	264,429
Sabine Pass Liquefaction LLC 6.25%, 3/15/22	232,000	253,284
Sempra Energy 2.40%, 3/15/20	173,000	171,318
Sherwin-Williams Co. (The) 2.75%, 6/1/22	49,000	47,829
Southern California Edison Co. 1.85%, 2/1/22	77,714	76,405
Southwest Airlines Co. 2.75%, 11/16/22	11,000	10,829
State Street Corp. 2.55%, 8/18/20	33,000	32,801
SunTrust Banks, Inc. 2.90%, 3/3/21	188,000	187,241
Synchrony Financial 3.00%, 8/15/19	85,000	85,073
Synovus Financial Corp. 3.13%, 11/1/22	345,000	337,469
Sysco Corp. 1.90%, 4/1/19	496,000	492,266
Target Corp. 2.90%, 1/15/22	73,000	73,114
Time Warner Cable LLC 4.00%, 9/1/21	176,000	177,802
Time Warner, Inc. 4.88%, 3/15/20	93,000	96,571
Toyota Motor Credit Corp. 1.90%, 4/8/21	92,000	89,407
U.S. Bancorp 2.35%, 1/29/21	48,000	47,306
2.95%, 7/15/22	29,000	28,712
United Parcel Service, Inc. 2.05%, 4/1/21	100,000	98,159
UnitedHealth Group, Inc. 2.70%, 7/15/20	63,000	62,961
Verizon Communications, Inc. 2.95%, 3/15/22	392,000	387,021
2.45%, 11/1/22	44,000	42,400
VMware, Inc. 2.30%, 8/21/20	396,000	386,337
Walgreen Co. 3.10%, 9/15/22	23,000	22,626
Wells Fargo & Co. 2.50%, 3/4/21	84,000	82,561
Zimmer Biomet Holdings, Inc. 2.70%, 4/1/20	113,000	112,156
TOTAL CORPORATE BONDS (Cost: $15,212,660)		15,023,218

See Notes to Financial Statements.

76	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Barclays Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

February 28, 2018

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS – 9.3%
Australia – 0.4%
BHP Billiton Finance USA Ltd. 3.25%, 11/21/21	$106,000	$107,065
Canada – 2.5%
Barrick North America Finance LLC 4.40%, 5/30/21	272,000	283,952
Canadian Imperial Bank of Commerce 2.55%, 6/16/22	102,000	99,389
Fortis, Inc. 2.10%, 10/4/21	369,000	355,092
Royal Bank of Canada 2.50%, 1/19/21	1,000	990
TransCanada PipeLines Ltd. 2.50%, 8/1/22	1,000	973

Total Canada		740,396
Chile – 0.3%
Celulosa Arauco y Constitucion S.A. 7.25%, 7/29/19	86,000	90,914
Germany – 0.3%
Deutsche Bank AG 2.50%, 2/13/19	92,000	91,635
Israel – 0.3%
Teva Pharmaceutical Finance Netherlands III B.V. 1.40%, 7/20/18	100,000	99,758
Japan – 2.6%
Mitsubishi UFJ Financial Group, Inc. 3.00%, 2/22/22	391,000	385,282
Sumitomo Mitsui Financial Group, Inc. 2.44%, 10/19/21	398,000	387,843

Total Japan		773,125
Netherlands – 0.7%
Shell International Finance B.V. 1.75%, 9/12/21	200,000	191,703
Peru – 0.7%
Southern Copper Corp. 3.50%, 11/8/22	208,000	208,240
United Kingdom – 1.5%
BAT Capital Corp. 2.76%, 8/15/22(b)	392,000	381,163
WPP Finance PLC 3.63%, 9/7/22	70,000	70,712

Total United Kingdom		451,875
TOTAL FOREIGN CORPORATE BONDS (Cost: $2,798,545)		2,754,711
FOREIGN GOVERNMENT OBLIGATIONS – 2.1%
Hungary – 0.8%
Hungary Government International Bond 6.25%, 1/29/20	95,000	101,044
6.38%, 3/29/21	118,000	129,025

Total Hungary		230,069
Mexico – 1.2%
Mexico Government International Bond 8.13%, 12/30/19	62,000	68,975
3.63%, 3/15/22	284,000	288,686

Total Mexico		357,661
Poland – 0.1%
Republic of Poland Government International Bond 5.13%, 4/21/21	26,000	27,682
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $622,794)		615,412
COMMERCIAL MORTGAGE-BACKED SECURITIES – 9.2%
United States – 9.2%
COMM Mortgage Trust
3.80%, 8/10/46, Series 2013-CR10, Class ASB	80,000	81,778
2.93%, 2/10/47, Series 2014-CR15, Class A2	38,618	38,743
3.04%, 11/10/49, Series 2016-CD2, Class A2	686,000	686,450
CSAIL Commercial Mortgage Trust 2.99%, 6/15/50, Series 2017-C8, Class A2	344,000	341,908
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates 4.18%, 12/25/20, Series K012, Class A2^(c)	150,000	155,709
2.79%, 1/25/22, Series K718, Class A2	300,000	299,304
JPMCC Commercial Mortgage Securities Trust 3.24%, 3/15/50, Series 2017-JP5, Class A2	680,000	684,948
Morgan Stanley Bank of America Merrill Lynch Trust
2.79%, 2/15/48, Series 2015-C20, Class A2	200,000	200,271
2.70%, 12/15/48, Series 2013-C8, Class ASB	49,998	49,700
Wells Fargo Commercial Mortgage Trust
2.53%, 10/15/45, Series 2012-LC5, Class ASB	46,155	45,890
2.63%, 5/15/48, Series 2015-NXS1, Class A2	69,000	68,923
WFRBS Commercial Mortgage Trust
2.45%, 12/15/45, Series 2012-C10, Class ASB	48,567	48,138
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $2,738,250)		2,701,762
TOTAL INVESTMENTS IN SECURITIES – 102.8% (Cost: $30,559,972)		30,225,477
Other Assets less Liabilities – (2.8)%		(826,626)

NET ASSETS – 100.0%		$29,398,851
*	Interest rate shown reflects the discount rate at time of purchase.

^	Variable coupon rate based on weighted average interest rate of underlying mortgage.

(a)	To-be-announced (“TBA”) security (See Note 2). TBA securities are non-income producing.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown reflects the accrual rate as of February 28, 2018 on securities with variable or step rates.

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	77

Schedule of Investments (unaudited)

WisdomTree Bloomberg Floating Rate Treasury Fund (USFR)

February 28, 2018

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 99.8%
U.S. Treasury Notes – 99.8%
U.S. Treasury Floating Rate Notes
1.72%, 4/30/19, (3-month U.S. Treasury Bill Money Market Yield + 0.07%)*	$1,004,000	$1,005,190
1.71%, 7/31/19, (3-month U.S. Treasury Bill Money Market Yield + 0.06%)*	1,007,000	1,008,350
1.70%, 10/31/19, (3-month U.S. Treasury Bill Money Market Yield + 0.048%)*	1,001,000	1,001,878
1.65%, 1/31/20, (3-month U.S. Treasury Bill Money Market Yield)*	733,000	732,875
TOTAL INVESTMENTS IN SECURITIES – 99.8% (Cost: $3,747,956)		3,748,293
Other Assets less Liabilities – 0.2%		9,008

NET ASSETS – 100.0%		$3,757,301
*	Floating rate note. Coupon shown is in effect at February 28, 2018. Date represents the ultimate maturity date.

See Notes to Financial Statements.

78	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

February 28, 2018

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS – 91.0%
Argentina – 2.9%
Banco Macro S.A.
6.75%, 11/4/26, Reg S, (6.75% fixed rate until 11/4/21; 5-year U.S. dollar Swap Rate + 5.463% thereafter)(a)	$750,000	$764,062
YPF S.A. 8.75%, 4/4/24(b)(c)	630,000	701,663

Total Argentina		1,465,725
Brazil – 10.5%
Banco do Brasil S.A. 4.63%, 1/15/25(c)	750,000	735,937
Banco Safra S.A. 4.13%, 2/8/23(c)	450,000	445,725
Braskem Finance Ltd. 6.45%, 2/3/24	300,000	330,000
Fibria Overseas Finance Ltd. 4.00%, 1/14/25	500,000	492,663
Klabin Finance S.A. 4.88%, 9/19/27(c)	300,000	290,625
Marfrig Holdings Europe B.V. 8.00%, 6/8/23(c)	340,000	352,580
Minerva Luxembourg S.A. 5.88%, 1/19/28(c)	400,000	376,540
Petrobras Global Finance B.V. 5.75%, 2/1/29	1,000,000	962,450
5.63%, 5/20/43	200,000	172,000
6.85%, 6/5/2115	160,000	151,920
Rede D’or Finance Sarl 4.95%, 1/17/28(c)	475,000	460,750
Rumo Luxembourg Sarl 5.88%, 1/18/25(b)(c)	500,000	496,875

Total Brazil		5,268,065
Chile – 6.4%
Celulosa Arauco y Constitucion S.A. 3.88%, 11/2/27(c)	325,000	313,625
5.50%, 11/2/47(c)	325,000	331,094
Cencosud S.A. 4.88%, 1/20/23, Reg S	551,000	568,219
Colbun S.A. 3.95%, 10/11/27(c)	325,000	316,062
Empresa Nacional del Petroleo 4.50%, 9/14/47(c)	250,000	233,125
Inversiones CMPC S.A. 4.75%, 9/15/24, Reg S	500,000	516,875
SACI Falabella 3.75%, 10/30/27(c)	500,000	473,125
Telefonica Chile S.A. 3.88%, 10/12/22, Reg S	450,000	455,625

Total Chile		3,207,750
China – 5.0%
Alibaba Group Holding Ltd. 3.40%, 12/6/27	500,000	476,399
Bank of China Ltd. 5.00%, 11/13/24, Reg S	350,000	364,011
China Overseas Finance Cayman V Ltd. 3.95%, 11/15/22, Series A, Reg S	380,000	382,833
China Overseas Finance Cayman VI Ltd. 4.25%, 5/8/19, Reg S	350,000	354,594
CNOOC Finance 2013 Ltd. 3.00%, 5/9/23	500,000	484,687
Tencent Holdings Ltd. 3.60%, 1/19/28(c)	450,000	435,621

Total China		2,498,145
Colombia – 2.2%
Banco Bilbao Vizcaya Argentaria Colombia S.A. 4.88%, 4/21/25(b)(c)	720,000	738,000
Ecopetrol S.A. 5.88%, 5/28/45	390,000	392,145

Total Colombia		1,130,145
Hong Kong – 1.4%
Melco Resorts Finance Ltd. 4.88%, 6/6/25, Reg S	700,000	685,530
India – 6.9%
Bharti Airtel Ltd. 4.38%, 6/10/25, Reg S	1,000,000	985,625
ICICI Bank Ltd. 3.25%, 9/9/22, Series EMTN, Reg S	500,000	486,875
Reliance Industries Ltd. 3.67%, 11/30/27(b)(c)	1,000,000	951,297
Vedanta Resources PLC 6.38%, 7/30/22, Reg S	500,000	515,625
7.13%, 5/31/23, Reg S	500,000	531,761

Total India		3,471,183
Indonesia – 0.7%
Perusahaan Listrik Negara PT 4.13%, 5/15/27(c)	380,000	368,668
Israel – 3.2%
Israel Electric Corp., Ltd. 6.88%, 6/21/23, Reg S	500,000	568,125
4.25%, 8/14/28, Series GMTN, Reg S(c)	600,000	592,500
Teva Pharmaceutical Finance Netherlands III B.V. 2.80%, 7/21/23	250,000	218,500
3.15%, 10/1/26(b)	250,000	203,750

Total Israel		1,582,875
Jamaica – 2.0%
Digicel Ltd. 6.00%, 4/15/21, Reg S	800,000	770,240
6.75%, 3/1/23, Reg S	250,000	235,000

Total Jamaica		1,005,240
Kazakhstan – 2.3%
KazMunayGas National Co. JSC 6.38%, 4/9/21, Reg S	1,067,000	1,147,025
Kuwait – 0.5%
Equate Petrochemical B.V. 3.00%, 3/3/22, Reg S	280,000	271,250

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	79

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

February 28, 2018

Investments	Principal Amount	Value
Luxembourg – 1.6%
Millicom International Cellular S.A. 6.00%, 3/15/25, Reg S	$330,000	$348,150
5.13%, 1/15/28(c)	475,000	463,125

Total Luxembourg		811,275
Mexico – 9.4%
Banco Mercantil del Norte S.A.
7.63%, 1/10/28, (7.625% fixed rate until 1/6/28; 10-year Constant Maturity Treasury Rate + 5.353% thereafter)(a)(c)(d)	490,000	532,973
BBVA Bancomer S.A. 6.75%, 9/30/22, Reg S	550,000	605,687
Cemex S.A.B. de C.V. 7.75%, 4/16/26, Reg S	1,200,000	1,337,100
Grupo Bimbo S.A.B. de C.V. 4.50%, 1/25/22, Reg S	588,000	610,050
Mexichem S.A.B. de C.V. 4.00%, 10/4/27(c)	320,000	307,600
5.50%, 1/15/48(c)	320,000	305,680
Petroleos Mexicanos 6.50%, 3/13/27, Reg S	500,000	534,225
6.50%, 6/2/41	500,000	499,875

Total Mexico		4,733,190
Morocco – 2.1%
OCP S.A. 5.63%, 4/25/24, Reg S	1,000,000	1,053,750
Panama – 1.0%
Multibank, Inc. 4.38%, 11/9/22(c)	500,000	499,375
Peru – 3.8%
Banco de Credito del Peru
6.13%, 4/24/27, Reg S, (6.125% fixed rate until 4/24/22; 3-month U.S. dollar London Interbank Offered Rate + 7.043% thereafter)(a)	600,000	643,350
Banco Internacional del Peru S.A.A. Interbank
6.63%, 3/19/29, Reg S, (6.625% fixed rate until 3/19/24; 3-month U.S. dollar London Interbank Offered Rate + 5.760% thereafter)(a)	500,000	551,875
Cerro del Aguila S.A. 4.13%, 8/16/27, Reg S	250,000	241,250
Southern Copper Corp. 5.25%, 11/8/42	460,000	489,325

Total Peru		1,925,800
Russia – 13.8%
Credit Bank of Moscow Via CBOM Finance PLC 5.55%, 2/14/23(c)	750,000	749,062
Evraz Group S.A. 8.25%, 1/28/21, Reg S	500,000	553,750
Gazprom Neft OAO Via GPN Capital S.A. 6.00%, 11/27/23, Reg S	1,100,000	1,193,500
Gazprom OAO Via Gaz Capital S.A. 6.00%, 1/23/21, Reg S	570,000	602,062
6.51%, 3/7/22, Reg S	450,000	489,375
Novolipetsk Steel via Steel Funding DAC 4.00%, 9/21/24(c)	250,000	247,813
4.00%, 9/21/24, Reg S	250,000	274,831
Phosagro OAO via Phosagro Bond Funding DAC 3.95%, 11/3/21(c)	250,000	251,225
Rosneft Oil Co. Via Rosneft International Finance DAC 4.20%, 3/6/22, Reg S	500,000	499,688
Sberbank of Russia Via SB Capital S.A.
5.50%, 2/26/24, Reg S, (5.50% fixed rate until 2/26/19; 5-year Constant Maturity Treasury Rate + 4.023% thereafter)(a)	500,000	508,125
VEON Holdings B.V. 7.50%, 3/1/22, Reg S	200,000	222,500
5.95%, 2/13/23, Reg S	600,000	633,000
VTB Bank OJSC Via VTB Capital S.A. 6.95%, 10/17/22, Reg S	700,000	756,000

Total Russia		6,953,913
Singapore – 2.2%
Oversea-Chinese Banking Corp., Ltd. 4.25%, 6/19/24, Reg S	1,080,000	1,092,774
South Africa – 0.4%
AngloGold Ashanti Holdings PLC 6.50%, 4/15/40	200,000	210,750
South Korea – 2.0%
Woori Bank 4.75%, 4/30/24, Reg S	1,000,000	1,026,008
Thailand – 1.2%
PTTEP Treasury Center Co., Ltd.
4.60%, 7/17/22, Reg S, (4.60% fixed rate until 7/17/22; 5-year Constant Maturity Treasury Rate + 2.724% until 7/17/27; 6-month U.S. dollar London Interbank Offered Rate + 2.900% until 7/17/42; 6-month U.S. dollar London Interbank Offered Rate + 3.650% thereafter)(a)(d)	600,000	598,010

Turkey – 5.7%
TC Ziraat Bankasi A/S 4.75%, 4/29/21, Reg S	300,000	297,375
Tupras Turkiye Petrol Rafinerileri A/S 4.50%, 10/18/24(c)	500,000	484,375
Turkiye Garanti Bankasi A/S 5.25%, 9/13/22, Reg S	500,000	503,125
Turkiye Is Bankasi A/S 5.38%, 10/6/21, Reg S	250,000	250,000
5.50%, 4/21/22, Reg S	300,000	298,688
Turkiye Vakiflar Bankasi TAO 5.75%, 1/30/23(c)	725,000	714,125
Yapi ve Kredi Bankasi A/S 5.75%, 2/24/22, Reg S	300,000	303,000

Total Turkey		2,850,688

See Notes to Financial Statements.

80	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

February 28, 2018

Investments	Principal Amount	Value
United Arab Emirates – 3.0%
Abu Dhabi National Energy Co. PJSC 4.38%, 6/22/26, Reg S	$1,000,000	$1,000,625
DP World Ltd. 6.85%, 7/2/37, Reg S	400,000	490,000

Total United Arab Emirates		1,490,625
Zambia – 0.8%
First Quantum Minerals Ltd. 6.88%, 3/1/26(b)(c)	400,000	399,500
TOTAL FOREIGN CORPORATE BONDS (Cost: $45,796,208)		45,747,259
FOREIGN GOVERNMENT AGENCIES – 3.9%
Argentina – 0.8%
Autonomous City of Buenos Aires Argentina 7.50%, 6/1/27(c)	350,000	370,125
Indonesia – 0.5%
Lembaga Pembiayaan Ekspor Indonesia 3.88%, 4/6/24, Series EMTN, Reg S	250,000	248,750
Peru – 1.2%
Corp. Financiera de Desarrollo S.A. 4.75%, 7/15/25, Reg S	600,000	618,750
United Arab Emirates – 1.4%
MDC-GMTN B.V. 5.50%, 4/20/21, Reg S	666,000	711,371
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $1,981,844)		1,948,996
FOREIGN GOVERNMENT OBLIGATIONS – 1.2%
Argentina – 0.8%
Argentine Republic Government International Bond 5.63%, 1/26/22	400,000	406,900
Nigeria – 0.4%
Nigeria Government International Bond 6.50%, 11/28/27, Reg S	200,000	203,000
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $608,885)		609,900

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.4%
United States – 4.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.38%(e)
(Cost: $2,220,845)(f)	2,220,845	2,220,845
TOTAL INVESTMENTS IN SECURITIES – 100.5% (Cost: $50,607,782)		50,527,000
Other Assets less Liabilities – (0.5)%		(275,729)

NET ASSETS – 100.0%		$50,251,271
(a)	Rate shown reflects the accrual rate as of February 28, 2018 on securities with variable or step rates.

(b)	Security, or portion thereof, was on loan at February 28, 2018 (See Note 2).

(c)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)	The security has a perpetual maturity; the date displayed is the next call date.

(e)	Rate shown represents annualized 7-day yield as of February 28, 2018.

(f)

At February 28, 2018, the total market value of the Fund’s securities on loan was $1,979,785 and the total market value of the collateral held by the Fund was $2,220,845. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS
FUTURES CONTRACTS† (EXCHANGE-TRADED)
Short Exposure	Contracts	Expiration Date	Notional Amount[1]	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	19	6/20/18	$(2,280,891)	$4,016
U.S. Treasury Long Bond	2	6/20/18	(286,875)	(766)
Ultra 10 Year U.S. Treasury Note	51	6/20/18	(6,531,187)	(3,187)
			$(9,098,953)	$63
Long Exposure
2 Year U.S. Treasury Note	7	06/29/18	$1,487,281	$(1,422)
5 Year U.S. Treasury Note	55	06/29/18	6,266,133	(12,460)
U.S. Treasury Ultra Long Term Bond	5	06/20/18	779,375	4,517
			$8,532,789	$(9,365)
Total – Net			$(566,164)	$(9,302)
†	As of February 28, 2018, cash collateral posted by the Fund with the broker for futures contracts was $85,782.

[1]	“Notional Amount” represents the current notional value of the futures contract.

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	81

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Local Debt Fund (ELD)

February 28, 2018

Investments	Principal Amount†			Value
FOREIGN GOVERNMENT AGENCIES – 1.0%
South Africa – 0.5%
Landwirtschaftliche Rentenbank 8.25%, 5/23/22, Reg S	12,250,000	ZAR		$1,059,704
Turkey – 0.5%
Kreditanstalt fuer Wiederaufbau 9.25%, 5/22/20, Reg S	5,100,000	TRY		1,265,363
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $2,681,919)				2,325,067
FOREIGN GOVERNMENT OBLIGATIONS – 87.5%
Argentina – 2.5%
Argentine Bonos del Tesoro 18.20%, 10/3/21	32,000,000	ARS		1,606,860
16.00%, 10/17/23	35,143,000	ARS		1,724,971
15.50%, 10/17/26	49,555,000	ARS		2,459,129

Total Argentina				5,790,960
Brazil – 10.3%
Brazil Letras do Tesouro Nacional 9.23%, 7/1/19(a)	27,030,000	BRL		7,613,570
Brazil Notas do Tesouro Nacional 10.00%, 1/1/21, Series F	23,383,000	BRL		7,484,397
10.00%, 1/1/23, Series F	9,465,000	BRL		3,016,724
10.00%, 1/1/25, Series F	8,539,000	BRL		2,705,290
10.00%, 1/1/27, Series F	8,105,000	BRL		2,558,810
Brazilian Government International Bond 12.50%, 1/5/22	929,000	BRL		322,596

Total Brazil				23,701,387
Chile – 3.1%
Bonos de la Tesoreria de la Republica en pesos 4.50%, 2/28/21	500,000,000	CLP		862,915
4.50%, 3/1/21	785,000,000	CLP		1,354,249
4.50%, 3/1/26	1,645,000,000	CLP		2,765,687
5.00%, 3/1/35	1,295,000,000	CLP		2,165,266

Total Chile				7,148,117
China – 3.1%
China Government Bond 3.09%, 11/22/18	1,000,000	CNH		156,976
3.09%, 6/29/20, Reg S	9,500,000	CNY		1,471,939
2.48%, 12/1/20	9,000,000	CNY		1,363,157
3.25%, 7/4/21	7,000,000	CNH		1,077,565
2.36%, 8/18/21, Reg S	6,000,000	CNY		895,938
3.10%, 6/29/22	6,500,000	CNY		983,374
3.16%, 6/27/23	8,500,000	CNY		1,276,599

Total China				7,225,548
Colombia – 5.9%
Colombia Government International Bond 7.75%, 4/14/21	2,209,000,000	COP		820,873
Colombian TES 11.00%, 7/24/20, Series B	5,400,000,000	COP		2,127,460
7.00%, 5/4/22, Series B	6,661,700,000	COP		2,430,186
10.00%, 7/24/24, Series B	8,403,300,000	COP		3,504,319
6.00%, 4/28/28, Series B	10,755,400,000		COP		3,540,997
7.75%, 9/18/30, Series B	1,792,300,000		COP		670,528
7.00%, 6/30/32, Series B	1,626,500,000		COP		564,565

Total Colombia					13,658,928
Hungary – 3.0%
Hungary Government Bond 6.50%, 6/24/19, Series 19/A	197,000,000		HUF		829,878
7.50%, 11/12/20, Series 20/A	300,150,000		HUF		1,382,971
7.00%, 6/24/22, Series 22/A	226,560,000		HUF		1,090,001
6.00%, 11/24/23, Series 23/A	287,780,000		HUF		1,379,395
5.50%, 6/24/25, Series 25/B	444,240,000		HUF		2,120,387
3.00%, 10/27/27, Series 27/A	10,000,000		HUF		40,206

Total Hungary					6,842,838
India – 5.6%
India Government Bond 8.27%, 6/9/20	103,000,000		INR		1,624,063
7.80%, 4/11/21	100,000,000		INR		1,562,331
7.68%, 12/15/23	200,000,000		INR		3,082,603
8.40%, 7/28/24	134,000,000		INR		2,119,765
7.59%, 3/20/29	100,000,000		INR		1,491,966
7.88%, 3/19/30	100,000,000		INR		1,521,576
9.20%, 9/30/30	90,920,000		INR		1,533,226

Total India					12,935,530
Indonesia – 8.5%
Indonesia Treasury Bond 7.00%, 5/15/22, Series FR61	15,072,000,000		IDR		1,129,153
8.38%, 3/15/24, Series FR70	45,000,000,000		IDR		3,600,393
8.38%, 9/15/26, Series FR56	47,091,000,000		IDR		3,784,817
9.00%, 3/15/29, Series FR71	25,957,000,000		IDR		2,168,092
8.75%, 5/15/31, Series FR73	42,207,000,000		IDR		3,469,026
8.25%, 6/15/32, Series FR58	49,064,000,000		IDR		3,875,233
8.25%, 5/15/36, Series FR72	13,440,000,000		IDR		1,056,255
8.75%, 2/15/44, Series FR67	7,069,000,000		IDR		582,083

Total Indonesia					19,665,052
Malaysia – 3.1%
Malaysia Government Bond 4.38%, 11/29/19, Series 0902	4,862,000		MYR		1,263,703
3.49%, 3/31/20, Series 0612	2,954,000		MYR		755,375
4.16%, 7/15/21, Series 0111	2,088,000		MYR		544,187
3.42%, 8/15/22, Series 0112	5,218,000		MYR		1,313,476
4.18%, 7/15/24, Series 0114	5,325,000		MYR		1,378,600
4.39%, 4/15/26, Series 0311	3,144,000		MYR		820,776
3.90%, 11/16/27, Series 0417	1,000,000		MYR		252,418
4.50%, 4/15/30, Series 0310	2,333,000		MYR		598,298
4.25%, 5/31/35, Series 0415	1,100,000		MYR		270,246

Total Malaysia					7,197,079
Mexico – 3.2%
Mexican Bonos 5.00%, 12/11/19, Series M	11,059,000		MXN		560,939
8.00%, 6/11/20, Series M	2,500,000		MXN		133,789
6.50%, 6/10/21, Series M	12,355,000		MXN		635,346
6.50%, 6/9/22, Series M	13,487,000		MXN		687,918
10.00%, 12/5/24, Series M 20	37,448,000		MXN		2,240,906
7.75%, 5/29/31, Series M	10,133,000		MXN		537,634
7.75%, 11/23/34, Series M	5,719,000		MXN		301,752

See Notes to Financial Statements.

82	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Local Debt Fund (ELD)

February 28, 2018

Investments	Principal Amount†			Value
10.00%, 11/20/36, Series M 30	10,452,000	MXN		$671,411
8.50%, 11/18/38, Series M 30	4,854,000	MXN		273,876
7.75%, 11/13/42, Series M	14,142,000	MXN		739,069
8.00%, 11/7/47, Series M	10,000,000	MXN		535,682

Total Mexico				7,318,322
Peru – 3.0%
Peru Government Bond 6.15%, 8/12/32, Reg S(b)	1,000	PEN		337
Peruvian Government International Bond 7.84%, 8/12/20, Reg S	1,361,000	PEN		465,769
5.70%, 8/12/24, Reg S	2,225,000	PEN		744,837
8.20%, 8/12/26, Reg S	5,418,000	PEN		2,073,706
6.95%, 8/12/31, Reg S	7,181,000	PEN		2,584,213
6.90%, 8/12/37, Reg S	3,165,000	PEN		1,123,935

Total Peru				6,992,797
Philippines – 2.9%
Philippine Government International Bond 4.95%, 1/15/21	100,000,000	PHP		1,979,647
3.90%, 11/26/22	98,000,000	PHP		1,874,194
6.25%, 1/14/36	131,000,000	PHP		2,836,069

Total Philippines				6,689,910
Poland – 6.2%
Republic of Poland Government Bond 3.25%, 7/25/19, Series 0719	1,500,000	PLN		448,361
5.50%, 10/25/19, Series 1019	124,000	PLN		38,567
1.50%, 4/25/20, Series 0420	5,000,000	PLN		1,456,920
5.25%, 10/25/20, Series 1020	5,229,000	PLN		1,663,880
1.75%, 7/25/21, Series 0721	2,355,000	PLN		680,368
5.75%, 10/25/21, Series 1021	2,360,000	PLN		775,475
2.25%, 4/25/22, Series 0422	1,609,000	PLN		467,804
5.75%, 9/23/22, Series 0922	8,059,000	PLN		2,686,451
4.00%, 10/25/23, Series 1023	5,046,000	PLN		1,570,824
3.25%, 7/25/25, Series 0725	4,316,000	PLN		1,272,714
2.50%, 7/25/26, Series 0726	6,306,000	PLN		1,751,621
2.50%, 7/25/27, Series 0727	5,135,000	PLN		1,407,485

Total Poland				14,220,470
Romania – 3.0%
Romania Government Bond 2.50%, 4/29/19, Series 3Y	1,650,000	RON		432,769
2.25%, 2/26/20, Series 4Y	1,735,000	RON		450,158
5.75%, 4/29/20, Series 7Y	3,980,000	RON		1,103,812
3.25%, 3/22/21, Series 5Y	2,930,000	RON		761,548
5.95%, 6/11/21, Series 10Y	4,020,000	RON		1,129,018
5.85%, 4/26/23, Series 10Y	5,950,000	RON		1,676,480
4.75%, 2/24/25, Series 10Y	2,495,000	RON		669,778
5.80%, 7/26/27, Series 15Y	2,500,000	RON		717,813

Total Romania				6,941,376
Russia – 10.6%
Russian Federal Bond – OFZ 6.70%, 5/15/19, Series 6216	41,220,000	RUB		735,606
6.80%, 12/11/19, Series 6210	84,870,000	RUB		1,519,783
7.60%, 4/14/21, Series 6205	187,964,000	RUB		3,447,703
7.50%, 8/18/21, Series 6217	155,000,000		RUB		2,842,766
7.00%, 1/25/23, Series 6211	105,054,000		RUB		1,908,494
7.00%, 8/16/23, Series 6215	239,105,000		RUB		4,339,222
7.75%, 9/16/26, Series 6219	100,000,000		RUB		1,881,984
7.05%, 1/19/28, Series 6212	249,885,000		RUB		4,486,536
8.50%, 9/17/31, Series 6218	69,595,000		RUB		1,386,436
7.70%, 3/23/33, Series 6221	100,000,000		RUB		1,861,521

Total Russia					24,410,051
South Africa – 4.3%
Republic of South Africa Government Bond
10.50%, 12/21/26, Series R186	11,512,000		ZAR		1,119,040
7.00%, 2/28/31, Series R213	6,092,000		ZAR		450,445
6.25%, 3/31/36, Series R209	38,656,600		ZAR		2,499,931
9.00%, 1/31/40, Series 2040	33,000,000		ZAR		2,782,671
8.75%, 1/31/44, Series 2044	5,000,000		ZAR		409,716
8.75%, 2/28/48, Series 2048	33,120,000		ZAR		2,715,538

Total South Africa					9,977,341
Thailand – 4.9%
Thailand Government Bond 3.65%, 12/17/21	30,620,000		THB		1,046,827
1.88%, 6/17/22	60,095,000		THB		1,923,182
3.63%, 6/16/23	61,669,000		THB		2,137,912
3.85%, 12/12/25	57,480,000		THB		2,038,647
4.88%, 6/22/29	78,602,000		THB		3,047,950
3.40%, 6/17/36	37,500,000		THB		1,248,360

Total Thailand					11,442,878
Turkey – 4.3%
Turkey Government Bond 8.50%, 7/10/19	3,066,000		TRY		767,215
10.50%, 1/15/20	1,456,000		TRY		370,460
9.50%, 1/12/22	9,114,000		TRY		2,209,991
8.50%, 9/14/22	8,439,000		TRY		1,958,743
8.00%, 3/12/25	15,572,000		TRY		3,399,580
11.00%, 2/24/27	5,000,000		TRY		1,272,839

Total Turkey					9,978,828
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $221,171,077)					202,137,412
SUPRANATIONAL BONDS – 4.3%
European Bank for Reconstruction & Development 6.45%, 12/13/22, Reg S	37,910,000,000		IDR		2,750,942
European Investment Bank 7.63%, 1/12/22	40,000,000		MXN		2,111,200
8.38%, 7/29/22, Reg S	12,620,000		ZAR		1,095,656
8.13%, 12/21/26	24,740,000		ZAR		2,091,648
International Finance Corp. 7.50%, 1/18/28	37,000,000		MXN		1,877,553
TOTAL SUPRANATIONAL BONDS (Cost: $9,789,777)					9,926,999
TOTAL INVESTMENTS IN SECURITIES – 92.8% (Cost: $233,642,773)					214,389,478
Other Assets less Liabilities – 7.2%					16,647,306

NET ASSETS – 100.0%					$231,036,784

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	83

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Local Debt Fund (ELD)

February 28, 2018

†	Principal amount is reported in U.S. dollars unless otherwise noted.

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield as of February 28, 2018.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	3/21/2018	4,500,000	TRY	1,095,958	USD	$79,293	$—
Bank of America N.A.	3/22/2018	35,000,000	INR	541,293	USD	—	(5,671)
Bank of America N.A.	3/22/2018	502,892	USD	1,500,000,000	COP	—	(19,772)
Bank of America N.A.	3/22/2018	191,655	USD	3,700,000	MXN	—	(3,811)
Canadian Imperial Bank of Commerce	3/22/2018	4,217,727,364	COP	1,385,360	USD	84,277	—
Citibank N.A.	3/22/2018	17,584,800	MXN	902,099	USD	26,882	—
Citibank N.A.	3/22/2018	380,362	USD	24,757,780	INR	1,482	—
Goldman Sachs	3/22/2018	797,930	USD	15,000,000	MXN	5,501	—
JP Morgan Chase Bank N.A.	3/22/2018	35,000,000	INR	542,552	USD	—	(6,930)
JP Morgan Chase Bank N.A.	3/22/2018	90,000,000	THB	2,831,970	USD	33,567	—
JP Morgan Chase Bank N.A.	3/22/2018	707,527	USD	45,714,000	INR	7,943	—
Morgan Stanley & Co. International	3/22/2018	17,584,800	MXN	902,041	USD	26,940	—
Morgan Stanley & Co. International	3/22/2018	380,356	USD	24,757,780	INR	1,476	—
Royal Bank of Canada	3/22/2018	42,360,000	INR	656,337	USD	—	(8,082)
State Street Bank and Trust	3/1/2018	140,692	USD	1,662,220	ZAR	—	(130)
State Street Bank and Trust	3/22/2018	4,052,326,291	COP	1,331,907	USD	80,097	—
State Street Bank and Trust	3/22/2018	2,364,671	USD	6,770,053,655	COP	5,696	—
UBS AG	3/21/2018	5,800,000	TRY	1,483,120	USD	31,648	—
UBS AG	3/22/2018	16,550,400	MXN	848,985	USD	25,349	—
UBS AG	3/22/2018	2,000,000	MXN	105,324	USD	333	—
UBS AG	3/22/2018	358,018	USD	23,301,440	INR	1,425	—
						$411,909	$(44,396)

CURRENCY LEGEND
ARS	Argentine Peso	MYR	Malaysian ringgit
BRL	Brazilian real	PEN	Peruvian Nuevo sol
CLP	Chilean peso	PHP	Philippine peso
CNH	Offshore Chinese renminbi	PLN	Polish zloty
CNY	Chinese yuan	RON	Romanian leu
COP	Colombian peso	RUB	Russian ruble
HUF	Hungary forint	THB	Thai baht
IDR	Indonesian rupiah	TRY	Turkish New lira
INR	Indian rupee	USD	U.S. dollar
MXN	Mexican peso	ZAR	South African rand

See Notes to Financial Statements.

84	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

February 28, 2018

Investments	Principal Amount	Value
CORPORATE BONDS – 83.1%
United States – 83.1%
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/22(a)(b)	$100,000	$100,000
99 Cents Only Stores LLC 13.00%, 4/14/22, PIK(a)	50,000	46,688
Acadia Healthcare Co., Inc. 5.13%, 7/1/22	25,000	25,428
Acosta, Inc. 7.75%, 10/1/22(a)	256,000	184,320
Actuant Corp. 5.63%, 6/15/22	290,000	295,437
ADT Corp. (The) 6.25%, 10/15/21	793,000	846,032
Advanced Micro Devices, Inc. 7.50%, 8/15/22	288,000	317,520
AECOM 5.75%, 10/15/22	356,000	373,373
AES Corp. 7.38%, 7/1/21	260,000	287,300
AGCO Corp. 5.88%, 12/1/21	100,000	106,002
Aircastle Ltd. 4.63%, 12/15/18	50,000	50,500
5.13%, 3/15/21	370,000	381,562
AK Steel Corp. 7.63%, 10/1/21	25,000	25,938
Aleris International, Inc. 7.88%, 11/1/20	290,000	288,718
9.50%, 4/1/21(a)	125,000	131,719
Allegheny Technologies, Inc. 5.95%, 1/15/21	350,000	358,312
Allegiant Travel Co. 5.50%, 7/15/19	150,000	153,938
Alliance One International, Inc. 8.50%, 4/15/21(a)	150,000	156,375
9.88%, 7/15/21	199,000	192,781
Ally Financial, Inc. 4.75%, 9/10/18	150,000	151,697
8.00%, 12/31/18	50,000	52,188
3.50%, 1/27/19	601,000	604,636
3.75%, 11/18/19	100,000	100,800
7.50%, 9/15/20	700,000	763,000
4.25%, 4/15/21	200,000	203,000
AMC Entertainment Holdings, Inc. 5.88%, 2/15/22(b)	25,000	25,313
American Airlines Group, Inc. 5.50%, 10/1/19(a)	291,000	298,275
4.63%, 3/1/20(a)	350,000	354,812
American Axle & Manufacturing, Inc. 6.25%, 3/15/21(b)	25,000	25,425
6.63%, 10/15/22	200,000	207,000
American Midstream Partners L.P. 8.50%, 12/15/21(a)	173,000	176,460
American Tire Distributors, Inc. 10.25%, 3/1/22(a)	300,000	313,911
Amkor Technology, Inc. 6.38%, 10/1/22	351,000	362,407
Amsted Industries, Inc. 5.00%, 3/15/22(a)	88,000	89,980
Andeavor Logistics L.P. 5.50%, 10/15/19	203,000	209,608
Anixter, Inc. 5.13%, 10/1/21	250,000	258,125
Antero Resources Corp. 5.38%, 11/1/21	573,000	588,041
Apex Tool Group LLC 7.00%, 2/1/21(a)	72,000	73,400
APX Group, Inc. 8.75%, 12/1/20	200,000	202,000
7.88%, 12/1/22	300,000	316,875
Archrock Partners L.P. 6.00%, 4/1/21	125,000	125,938
6.00%, 10/1/22	25,000	25,188
Arconic, Inc. 6.15%, 8/15/20	295,000	313,387
5.40%, 4/15/21	200,000	208,750
5.87%, 2/23/22	538,000	572,970
Artesyn Embedded Technologies, Inc. 9.75%, 10/15/20(a)	82,000	79,540
Ascent Resources Utica Holdings LLC 10.00%, 4/1/22(a)	534,000	571,380
Ashland LLC 4.75%, 8/15/22	570,000	584,250
AV Homes, Inc. 6.63%, 5/15/22	160,000	165,400
Avis Budget Car Rental LLC 5.13%, 6/1/22(a)(b)	150,000	150,188
Avon Products, Inc. 6.60%, 3/15/20(b)	100,000	101,000
B&G Foods, Inc. 4.63%, 6/1/21	214,000	215,338
Ball Corp. 4.38%, 12/15/20	300,000	307,875
Beazer Homes USA, Inc. 8.75%, 3/15/22	220,000	238,150
Berry Global, Inc. 5.50%, 5/15/22	210,000	216,038
BI-LO LLC 9.25%, 2/15/19(a)(b)(h)	50,000	48,625
Bill Barrett Corp. 7.00%, 10/15/22	150,000	150,750
Blackboard, Inc. 9.75%, 10/15/21(a)(b)	100,000	91,000
Blue Racer Midstream LLC 6.13%, 11/15/22(a)	150,000	154,500
BMC Software Finance, Inc. 8.13%, 7/15/21(a)	765,000	771,694
Bon-Ton Department Stores, Inc. (The) 8.00%, 6/15/21(c)	50,000	9,250
Boxer Parent Co., Inc. 9.00%, 10/15/19, Toggle PIK (9.00% Cash or 9.75% PIK)(a)	12,000	12,030

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	85

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

February 28, 2018

Investments	Principal Amount	Value
Bristow Group, Inc. 6.25%, 10/15/22(b)	$150,000	$129,000
Buckeye Partners L.P.
6.38%, 1/22/78, (6.375% fixed rate until 1/22/23; 3-month U.S. dollar London Interbank Offered Rate + 4.020% thereafter)(d)	25,000	25,050
CalAtlantic Group, Inc. 8.38%, 1/15/21(b)	250,000	285,937
California Resources Corp. 8.00%, 12/15/22(a)(b)	400,000	318,500
Calpine Corp. 6.00%, 1/15/22(a)	265,000	273,612
Calumet Specialty Products Partners L.P. 6.50%, 4/15/21(b)	395,000	387,100
Cardtronics, Inc. 5.13%, 8/1/22	25,000	24,438
Carpenter Technology Corp. 5.20%, 7/15/21(b)	250,000	257,342
Carrizo Oil & Gas, Inc. 7.50%, 9/15/20(b)	123,000	125,614
CCO Holdings LLC 5.25%, 9/30/22	250,000	255,000
CEC Entertainment, Inc. 8.00%, 2/15/22	220,000	214,500
Centene Corp. 5.63%, 2/15/21	100,000	102,625
4.75%, 5/15/22	648,000	662,175
Century Aluminum Co. 7.50%, 6/1/21(a)	258,000	265,740
Century Communities, Inc. 6.88%, 5/15/22	342,000	356,145
CenturyLink, Inc. 6.15%, 9/15/19, Series Q	25,000	25,938
5.63%, 4/1/20, Series V	700,000	713,090
5.80%, 3/15/22, Series T	250,000	247,812
Cenveo Corp. 6.00%, 8/1/19(a)(b)(c)	137,000	65,760
Cequel Communications Holdings I LLC 6.38%, 9/15/20(a)	155,000	157,131
5.13%, 12/15/21(a)	503,000	503,520
Ceridian HCM Holding, Inc. 11.00%, 3/15/21(a)	150,000	155,187
CF Industries, Inc. 7.13%, 5/1/20	421,000	449,944
Chesapeake Energy Corp. 6.63%, 8/15/20	140,000	144,858
6.13%, 2/15/21(b)	365,000	370,475
Choice Hotels International, Inc. 5.75%, 7/1/22	350,000	375,812
CIT Group, Inc. 3.88%, 2/19/19	699,000	704,242
5.00%, 8/15/22	200,000	206,750
Citgo Holding, Inc. 10.75%, 2/15/20(a)	350,000	377,125
CITGO Petroleum Corp. 6.25%, 8/15/22(a)	100,000	100,625
Claire’s Stores, Inc. 9.00%, 3/15/19(a)(c)	308,000	210,980
Clean Harbors, Inc. 5.13%, 6/1/21	320,000	322,800
Clear Channel International B.V. 8.75%, 12/15/20(a)	200,000	210,000
Clear Channel Worldwide Holdings, Inc. 7.63%, 3/15/20, Series B	700,000	701,750
6.50%, 11/15/22, Series A	753,000	775,966
Cloud Peak Energy Resources LLC 12.00%, 11/1/21	150,000	159,750
CNO Financial Group, Inc. 4.50%, 5/30/20	200,000	203,000
CNX Resources Corp. 5.88%, 4/15/22	499,000	503,054
Cogent Communications Group, Inc. 5.38%, 3/1/22(a)	200,000	209,250
CommScope, Inc. 5.00%, 6/15/21(a)	365,000	371,387
Community Health Systems, Inc. 8.00%, 11/15/19(b)	400,000	376,954
5.13%, 8/1/21(b)	498,000	461,895
6.88%, 2/1/22(b)	1,167,000	767,302
Comstock Resources, Inc. 10.00%, 3/15/20, Toggle PIK (10.00% Cash or 12.25% PIK)	208,000	216,320
Consolidated Communications, Inc. 6.50%, 10/1/22	148,000	130,240
Continental Resources, Inc. 5.00%, 9/15/22	790,000	803,825
Covanta Holding Corp. 6.38%, 10/1/22	200,000	204,750
Credit Acceptance Corp. 6.13%, 2/15/21	238,000	240,380
Crescent Communities LLC 8.88%, 10/15/21(a)	145,000	153,700
CSC Holdings LLC 6.75%, 11/15/21	565,000	595,722
CSI Compressco L.P. 7.25%, 8/15/22	100,000	97,750
CURO Financial Technologies Corp. 12.00%, 3/1/22(a)	151,000	167,233
CVR Refining LLC 6.50%, 11/1/22	250,000	257,187
Darling Ingredients, Inc. 5.38%, 1/15/22	200,000	205,500
DaVita, Inc. 5.75%, 8/15/22	350,000	360,500
DCP Midstream Operating L.P. 5.35%, 3/15/20(a)	155,000	159,650
4.75%, 9/30/21(a)	469,000	479,552
Dell, Inc. 5.65%, 4/15/18	312,000	314,106
5.88%, 6/15/19(b)	325,000	335,192
Denbury Resources, Inc. 9.00%, 5/15/21(a)	200,000	205,500
5.50%, 5/1/22	100,000	77,500

See Notes to Financial Statements.

86	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

February 28, 2018

Investments	Principal Amount	Value
DISH DBS Corp. 7.88%, 9/1/19	$797,000	$842,827
5.13%, 5/1/20	300,000	300,750
6.75%, 6/1/21	800,000	824,000
DJO Finco, Inc. 8.13%, 6/15/21(a)	238,000	232,050
DriveTime Automotive Group, Inc. 8.00%, 6/1/21(a)	50,000	49,750
Dun & Bradstreet Corp. (The) 4.25%, 6/15/20	40,000	40,617
DynCorp International, Inc. 11.88%, 11/30/20, (10.375% Cash + 1.50% PIK)	191,505	201,080
Dynegy, Inc. 7.38%, 11/1/22	490,000	517,562
Eagle Holding Co. II LLC 7.63%, 5/15/22, Toggle PIK (7.625% Cash or 8.375% PIK)(a)	108,000	108,271
Edgewell Personal Care Co. 4.70%, 5/19/21	50,000	50,500
EMC Corp. 2.65%, 6/1/20	677,000	658,909
Endo Finance LLC 5.75%, 1/15/22(a)	420,000	345,450
7.25%, 1/15/22(a)	155,000	130,200
Energen Corp. 4.63%, 9/1/21	274,000	272,630
Energy Transfer Equity L.P. 7.50%, 10/15/20	510,000	554,625
Enova International, Inc. 9.75%, 6/1/21	135,000	142,931
EnPro Industries, Inc. 5.88%, 9/15/22	285,000	296,842
Ensco PLC 4.70%, 3/15/21	60,000	60,000
Envision Healthcare Corp. 5.63%, 7/15/22	609,000	621,941
Enviva Partners L.P. 8.50%, 11/1/21	100,000	105,500
EP Energy LLC 9.38%, 5/1/24(a)	279,000	207,158
Equinix, Inc. 5.38%, 1/1/22	100,000	103,875
EV Energy Partners L.P. 8.00%, 4/15/19(h)	131,000	66,155
FBM Finance, Inc. 8.25%, 8/15/21(a)	50,000	53,000
Ferrellgas L.P. 6.50%, 5/1/21(b)	452,000	429,400
Ferroglobe PLC 9.38%, 3/1/22(a)	150,000	161,063
Fidelity & Guaranty Life Holdings, Inc. 6.38%, 4/1/21(a)	125,000	127,031
First Quality Finance Co., Inc. 4.63%, 5/15/21(a)	350,000	350,000
Fortress Transportation & Infrastructure Investors LLC 6.75%, 3/15/22(a)	256,000	264,640
Forum Energy Technologies, Inc. 6.25%, 10/1/21	300,000	299,625
Freeport-McMoRan, Inc. 3.10%, 3/15/20	435,000	432,281
4.00%, 11/14/21	873,000	873,000
6.75%, 2/1/22	100,000	103,375
Frontier Communications Corp. 8.13%, 10/1/18(b)	387,000	394,624
8.50%, 4/15/20(b)	169,000	166,254
9.25%, 7/1/21(b)	25,000	23,245
6.25%, 9/15/21	426,000	364,762
FTI Consulting, Inc. 6.00%, 11/15/22	200,000	206,000
GameStop Corp. 6.75%, 3/15/21(a)(b)	350,000	360,062
Gates Global LLC 6.00%, 7/15/22(a)	159,000	161,798
GCI, Inc. 6.75%, 6/1/21	200,000	203,250
General Cable Corp. 5.75%, 10/1/22	286,000	295,295
Genesis Energy L.P. 6.75%, 8/1/22	200,000	206,500
GenOn Energy, Inc. 7.88%, 6/15/17(c)	110,000	94,325
Genworth Holdings, Inc. 6.52%, 5/22/18(b)	375,000	376,406
7.20%, 2/15/21	257,000	252,502
7.63%, 9/24/21(b)	336,000	331,296
Global Partners L.P. 6.25%, 7/15/22	125,000	125,938
GLP Capital L.P. 4.88%, 11/1/20	290,000	297,250
Gogo Intermediate Holdings LLC 12.50%, 7/1/22(a)	100,000	112,011
Graphic Packaging International LLC 4.75%, 4/15/21	150,000	153,375
Great Lakes Dredge & Dock Corp. 8.00%, 5/15/22	210,000	218,925
Greif, Inc. 7.75%, 8/1/19	170,000	179,350
Griffon Corp. 5.25%, 3/1/22	413,000	415,581
Group 1 Automotive, Inc. 5.00%, 6/1/22	441,000	452,025
Guitar Center, Inc. 6.50%, 4/15/19(a)(b)	175,000	173,688
Harland Clarke Holdings Corp. 6.88%, 3/1/20(a)	75,000	76,313
9.25%, 3/1/21(a)	235,000	243,812
8.38%, 8/15/22(a)	250,000	259,375
HC2 Holdings, Inc. 11.00%, 12/1/19(a)	169,000	173,225

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	87

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

February 28, 2018

Investments	Principal Amount	Value
HCA Healthcare, Inc. 6.25%, 2/15/21	$750,000	$791,250
HCA, Inc. 3.75%, 3/15/19	484,000	488,250
6.50%, 2/15/20	737,000	779,377
7.50%, 2/15/22	159,000	176,291
5.88%, 3/15/22	526,000	558,875
Hearthside Group Holdings LLC 6.50%, 5/1/22(a)	50,000	50,625
Hecla Mining Co. 6.88%, 5/1/21	352,000	359,480
Herc Rentals, Inc. 7.50%, 6/1/22(a)	378,000	406,350
Hertz Corp. (The) 5.88%, 10/15/20(b)	100,000	100,125
7.38%, 1/15/21(b)	325,000	325,000
6.25%, 10/15/22(b)	100,000	95,219
Hexion Nova Scotia Finance ULC 9.00%, 11/15/20(b)	175,000	141,313
Hexion, Inc. 6.63%, 4/15/20	558,000	521,730
Hillman Group, Inc. (The) 6.38%, 7/15/22(a)(b)	160,000	156,800
Hornbeck Offshore Services, Inc. 5.88%, 4/1/20	165,000	114,675
5.00%, 3/1/21	238,000	141,610
HRG Group, Inc. 7.75%, 1/15/22	270,000	281,981
Hub Holdings LLC 8.13%, 7/15/19, Toggle PIK (8.125% Cash or 8.875% PIK)(a)	117,000	117,293
HUB International Ltd. 7.88%, 10/1/21(a)	200,000	206,500
Hughes Satellite Systems Corp. 7.63%, 6/15/21	450,000	486,000
Huntsman International LLC 4.88%, 11/15/20	455,000	467,071
Icahn Enterprises L.P. 6.00%, 8/1/20	600,000	612,075
5.88%, 2/1/22	200,000	200,750
6.25%, 2/1/22	100,000	101,750
iHeartCommunications, Inc. 9.00%, 12/15/19(c)	550,000	440,000
9.00%, 3/1/21(c)	1,104,000	883,200
Immucor, Inc. 11.13%, 2/15/22(a)	180,000	187,650
Infor Software Parent LLC 7.13%, 5/1/21, Toggle PIK (7.125% Cash or 7.875% PIK)(a)	290,000	296,162
Infor U.S., Inc. 5.75%, 8/15/20(a)	100,000	102,125
6.50%, 5/15/22	216,000	221,940
Ingram Micro, Inc. 5.00%, 8/10/22	25,000	25,094
International Game Technology PLC 6.25%, 2/15/22(a)	600,000	636,750
INVISTA Finance LLC 4.25%, 10/15/19(a)	285,000	287,850
Iron Mountain, Inc. 4.38%, 6/1/21(a)	100,000	101,400
iStar, Inc. 5.00%, 7/1/19	295,000	295,922
6.50%, 7/1/21	151,000	153,643
6.00%, 4/1/22	200,000	201,500
5.25%, 9/15/22	145,000	142,825
Jack Ohio Finance LLC 6.75%, 11/15/21(a)	210,000	219,339
10.25%, 11/15/22(a)	50,000	54,875
Jefferies Finance LLC 7.38%, 4/1/20(a)	200,000	203,402
7.50%, 4/15/21(a)	256,000	264,320
Joseph T Ryerson & Son, Inc. 11.00%, 5/15/22(a)	157,000	175,188
Jurassic Holdings III, Inc. 6.88%, 2/15/21(a)(b)	100,000	89,000
K Hovnanian Enterprises, Inc. 10.00%, 7/15/22(a)	182,000	199,518
KB Home 4.75%, 5/15/19	191,000	194,343
8.00%, 3/15/20	207,000	224,854
7.00%, 12/15/21	354,000	385,860
Kindred Healthcare, Inc. 8.00%, 1/15/20	286,000	307,092
6.38%, 4/15/22	50,000	50,875
Kinetic Concepts, Inc. 7.88%, 2/15/21(a)	180,000	186,525
12.50%, 11/1/21(a)	160,000	181,200
KLX, Inc. 5.88%, 12/1/22(a)	545,000	563,394
L Brands, Inc. 7.00%, 5/1/20	220,000	236,637
6.63%, 4/1/21	615,000	659,397
Ladder Capital Finance Holdings LLLP 5.25%, 3/15/22(a)	229,000	231,290
Laredo Petroleum, Inc. 5.63%, 1/15/22	264,000	262,680
Legacy Reserves L.P. 6.63%, 12/1/21	243,000	179,516
Leidos Holdings, Inc. 4.45%, 12/1/20	240,000	246,638
Lennar Corp. 8.38%, 5/15/18(a)	89,000	90,113
4.13%, 12/1/18	50,000	50,325
4.50%, 6/15/19	805,000	816,069
4.75%, 4/1/21(b)	210,000	215,250
6.25%, 12/15/21(a)	244,000	261,641
Level 3 Financing, Inc. 5.38%, 8/15/22	447,000	452,587
Level 3 Parent LLC 5.75%, 12/1/22	183,000	185,288
Lexmark International, Inc. 7.13%, 3/15/20	240,000	245,100

See Notes to Financial Statements.

88	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

February 28, 2018

Investments	Principal Amount	Value
LifePoint Health, Inc. 5.50%, 12/1/21	$250,000	$252,812
LIN Television Corp. 5.88%, 11/15/22	262,000	271,825
Live Nation Entertainment, Inc. 5.38%, 6/15/22(a)	135,000	139,556
LSB Industries, Inc. 8.50%, 8/1/19(b)(d)	203,000	203,508
M/I Homes, Inc. 6.75%, 1/15/21	324,000	335,340
Mallinckrodt International Finance S.A. 4.88%, 4/15/20(a)(b)	300,000	291,750
Manitowoc Co., Inc. (The) 12.75%, 8/15/21(a)	225,000	254,812
Martin Midstream Partners L.P. 7.25%, 2/15/21	140,000	140,700
Mattel, Inc. 4.35%, 10/1/20(b)	200,000	201,000
McClatchy Co. (The) 9.00%, 12/15/22	125,000	130,938
McDermott International, Inc. 8.00%, 5/1/21(a)	305,000	313,769
MDC Holdings, Inc. 5.63%, 2/1/20	186,000	193,440
Men’s Wearhouse, Inc. (The) 7.00%, 7/1/22	179,000	179,000
Meritage Homes Corp. 7.15%, 4/15/20	419,000	449,377
7.00%, 4/1/22	118,000	130,685
MGM Resorts International 6.75%, 10/1/20	772,000	826,040
6.63%, 12/15/21	506,000	548,023
MHGE Parent LLC 8.50%, 8/1/19, Toggle PIK (8.50% Cash or 9.25% PIK)(a)(b)	44,000	44,000
Midas Intermediate Holdco II LLC 7.88%, 10/1/22(a)	161,000	163,616
Midcontinent Express Pipeline LLC 6.70%, 9/15/19(a)	300,000	309,375
Molina Healthcare, Inc. 5.38%, 11/15/22	536,000	536,000
Momentive Performance Materials, Inc. 3.88%, 10/24/21	200,000	208,500
Monitronics International, Inc. 9.13%, 4/1/20(b)	200,000	175,000
Moog, Inc. 5.25%, 12/1/22(a)	175,000	180,688
Murphy Oil Corp. 4.00%, 6/1/22	150,000	146,625
4.45%, 12/1/22	100,000	99,000
Murray Energy Corp. 11.25%, 4/15/21(a)	250,000	111,250
Nabors Industries, Inc. 5.00%, 9/15/20	200,000	201,500
National CineMedia LLC 6.00%, 4/15/22	186,000	188,558
Nationstar Mortgage LLC 7.88%, 10/1/20	245,000	251,584
6.50%, 7/1/21	225,000	230,626
Natural Resource Partners L.P. 10.50%, 3/15/22	150,000	159,000
Navient Corp. 5.50%, 1/15/19	869,000	883,947
8.00%, 3/25/20	1,000,000	1,073,750
5.00%, 10/26/20	400,000	403,500
5.88%, 3/25/21	200,000	206,750
6.63%, 7/26/21	200,000	209,500
6.50%, 6/15/22	202,000	210,838
Navios Maritime Acquisition Corp. 8.13%, 11/15/21(a)	329,000	270,602
Navios Maritime Holdings, Inc. 7.38%, 1/15/22(a)	195,000	160,266
NCL Corp., Ltd. 4.75%, 12/15/21(a)	300,000	307,125
NCR Corp. 4.63%, 2/15/21	185,000	184,075
5.00%, 7/15/22	136,000	137,020
Neiman Marcus Group Ltd. LLC 8.00%, 10/15/21(a)(b)	280,000	170,800
8.75%, 10/15/21, Toggle PIK (8.75% Cash or 9.50% PIK)(a)(b)	150,000	86,250
Neovia Logistics Services LLC 8.88%, 8/1/20(a)	90,000	71,550
Netflix, Inc. 5.38%, 2/1/21	250,000	260,937
5.50%, 2/15/22	240,000	250,800
New Home Co., Inc. (The) 7.25%, 4/1/22	162,000	168,885
Newfield Exploration Co. 5.75%, 1/30/22	470,000	498,200
NGL Energy Partners L.P. 5.13%, 7/15/19	184,000	184,920
6.88%, 10/15/21	350,000	354,375
Nielsen Co. Luxembourg SARL (The) 5.50%, 10/1/21(a)	365,000	374,125
Nielsen Finance LLC 5.00%, 4/15/22(a)	500,000	506,875
Nine West Holdings, Inc. 8.25%, 3/15/19(a)(c)	98,000	6,370
Northern Oil and Gas, Inc. 8.00%, 6/1/20	221,000	202,768
Northwest Acquisitions ULC 7.13%, 11/1/22(a)	50,000	51,745
NRG Energy, Inc. 6.25%, 7/15/22	419,000	434,712
NuStar Logistics L.P. 4.80%, 9/1/20	451,000	456,637
Oasis Petroleum, Inc. 6.50%, 11/1/21(b)	150,000	153,375
6.88%, 3/15/22	450,000	462,094
Och-Ziff Finance Co. LLC 4.50%, 11/20/19(a)	310,000	304,575

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	89

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

February 28, 2018

Investments	Principal Amount	Value
Omnimax International, Inc. 12.00%, 8/15/20(a)	$134,000	$144,385
OneMain Financial Holdings LLC 7.25%, 12/15/21(a)	150,000	155,925
Opal Acquisition, Inc. 10.00%, 10/1/24(a)	133,000	119,700
Orbital ATK, Inc. 5.25%, 10/1/21	300,000	307,875
Ortho-Clinical Diagnostics, Inc. 6.63%, 5/15/22(a)	250,000	249,375
Oshkosh Corp. 5.38%, 3/1/22	365,000	376,008
Outfront Media Capital LLC 5.25%, 2/15/22	100,000	102,500
Owens-Brockway Glass Container, Inc. 5.00%, 1/15/22(a)	150,000	153,563
Pacific Drilling S.A. 5.38%, 6/1/20(a)(b)(c)	100,000	41,750
Park Aerospace Holdings Ltd. 5.25%, 8/15/22(a)	671,000	674,355
Parker Drilling Co. 6.75%, 7/15/22	148,000	123,580
Peabody Energy Corp. 6.00%, 3/31/22(a)	200,000	205,750
Penske Automotive Group, Inc. 5.75%, 10/1/22	370,000	380,406
PHI, Inc. 5.25%, 3/15/19	100,000	98,625
Pinnacle Foods Finance LLC 4.88%, 5/1/21(b)	315,000	318,937
Pioneer Energy Services Corp. 6.13%, 3/15/22	150,000	136,313
Platform Specialty Products Corp. 6.50%, 2/1/22(a)	400,000	411,500
Ply Gem Industries, Inc. 6.50%, 2/1/22	100,000	104,158
Polaris Intermediate Corp. 8.50%, 12/1/22, Toggle PIK (8.500% Cash or 9.250% PIK)(a)	500,000	511,250
PQ Corp. 6.75%, 11/15/22(a)	50,000	52,938
Prestige Brands, Inc. 5.38%, 12/15/21(a)	100,000	100,500
PulteGroup, Inc. 4.25%, 3/1/21	465,000	474,300
QEP Resources, Inc. 5.38%, 10/1/22	467,000	476,340
Qwest Corp. 6.75%, 12/1/21	340,000	363,933
Range Resources Corp. 5.75%, 6/1/21	168,000	172,620
5.88%, 7/1/22	25,000	25,500
Regal Entertainment Group 5.75%, 3/15/22	250,000	257,500
Rent-A-Center, Inc. 6.63%, 11/15/20(b)	230,000	212,750
Resolute Energy Corp. 8.50%, 5/1/20	175,000	175,219
Revlon Consumer Products Corp. 5.75%, 2/15/21(b)	203,000	164,938
RHP Hotel Properties L.P. 5.00%, 4/15/21	292,000	294,555
Rite Aid Corp. 9.25%, 3/15/20	120,000	121,500
6.75%, 6/15/21	268,000	274,325
Rivers Pittsburgh Borrower LP 6.13%, 8/15/21(a)	50,000	47,500
Rockies Express Pipeline LLC 6.85%, 7/15/18(a)	221,000	224,315
Rowan Cos., Inc. 4.88%, 6/1/22	160,000	151,200
RSP Permian, Inc. 6.63%, 10/1/22	200,000	209,000
rue21, Inc. 9.00%, 10/15/21(a)(c)	50,000	602
Sable International Finance Ltd. 6.88%, 8/1/22(a)	200,000	212,500
Sable Permian Resources Land LLC 8.00%, 6/15/20(a)	160,000	162,000
7.13%, 11/1/20(a)	218,000	171,130
13.00%, 11/30/20(a)	150,000	173,438
Sabra Health Care L.P. 5.50%, 2/1/21	100,000	102,313
Safeway, Inc. 5.00%, 8/15/19	320,000	321,251
Sanchez Energy Corp. 7.75%, 6/15/21	245,000	235,200
SBA Communications Corp. 4.00%, 10/1/22(a)	650,000	640,250
Scientific Games International, Inc. 6.63%, 5/15/21	560,000	580,944
7.00%, 1/1/22(a)	133,000	139,983
10.00%, 12/1/22	150,000	163,313
Select Medical Corp. 6.38%, 6/1/21	424,000	434,028
SemGroup Corp. 5.63%, 7/15/22	235,000	233,825
SESI LLC 7.13%, 12/15/21	246,000	251,227
Signode Industrial Group Lux S.A. 6.38%, 5/1/22(a)	120,000	124,650
Silgan Holdings, Inc. 5.00%, 4/1/20	112,000	112,000
Sinclair Television Group, Inc. 6.13%, 10/1/22	300,000	310,500
SM Energy Co. 6.50%, 11/15/21(b)	260,000	265,200
6.50%, 1/1/23	125,000	125,625
Sotero Health Topco, Inc. 8.13%, 11/1/21, Toggle PIK (8.125% Cash or 8.875% PIK)(a)	100,000	101,125

See Notes to Financial Statements.

90	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

February 28, 2018

Investments	Principal Amount	Value
Southern Star Central Corp. 5.13%, 7/15/22(a)	$50,000	$51,250
Southwestern Energy Co. 4.10%, 3/15/22	100,000	94,250
Springleaf Finance Corp. 5.25%, 12/15/19	351,000	358,020
8.25%, 12/15/20	300,000	327,750
7.75%, 10/1/21	250,000	273,437
6.13%, 5/15/22	288,000	296,640
Springs Industries, Inc. 6.25%, 6/1/21	100,000	102,000
Sprint Capital Corp. 6.90%, 5/1/19	280,000	290,595
Sprint Communications, Inc. 9.00%, 11/15/18(a)	531,000	551,576
7.00%, 3/1/20(a)	350,000	370,562
7.00%, 8/15/20	460,000	482,425
Sprint Corp. 7.25%, 9/15/21	880,000	921,800
Starwood Property Trust, Inc. 5.00%, 12/15/21	266,000	272,650
Steel Dynamics, Inc. 5.13%, 10/1/21	375,000	380,625
Sungard Availability Services Capital, Inc. 8.75%, 4/1/22(a)	150,000	94,125
SUPERVALU, Inc. 6.75%, 6/1/21(b)	305,000	302,712
Surgery Center Holdings, Inc. 8.88%, 4/15/21(a)(b)	150,000	156,375
Symantec Corp. 4.20%, 9/15/20	250,000	255,359
Syniverse Foreign Holdings Corp. 9.13%, 1/15/22(a)	100,000	101,680
Synovus Financial Corp.
5.75%, 12/15/25, (5.75% fixed rate until 12/15/20; 3-month U.S. dollar London Interbank Offered Rate + 4.182% thereafter)(d)	250,000	264,375
Talen Energy Supply LLC 9.50%, 7/15/22(a)(b)	244,000	245,220
6.50%, 9/15/24(a)	250,000	193,125
Targa Resources Partners L.P. 4.13%, 11/15/19	5,000	5,050
TEGNA, Inc. 5.13%, 10/15/19	53,000	53,795
5.13%, 7/15/20	250,000	253,750
4.88%, 9/15/21(a)	100,000	101,625
Tenet Healthcare Corp. 6.75%, 2/1/20(b)	100,000	104,000
6.00%, 10/1/20	1,167,000	1,218,045
4.38%, 10/1/21	350,000	350,000
8.13%, 4/1/22	500,000	529,375
TIBCO Software, Inc. 11.38%, 12/1/21(a)	100,000	109,206
TMX Finance LLC 8.50%, 9/15/18(a)	60,000	57,750
Toll Brothers Finance Corp. 4.00%, 12/31/18	200,000	201,750
5.88%, 2/15/22	303,000	323,831
Tops Holding LLC 8.00%, 6/15/22(a)(b)(c)	50,000	26,500
TPC Group, Inc. 8.75%, 12/15/20(a)	281,000	283,810
TransDigm, Inc. 5.50%, 10/15/20	388,000	391,880
6.00%, 7/15/22	260,000	266,825
Transocean, Inc. 6.50%, 11/15/20	220,000	228,800
8.38%, 12/15/21	250,000	273,750
Transworld Systems, Inc. 9.50%, 8/15/21(a)(c)	50,000	13,750
TRI Pointe Group, Inc. 4.38%, 6/15/19	461,000	464,457
Tribune Media Co. 5.88%, 7/15/22	422,000	432,550
Triumph Group, Inc. 4.88%, 4/1/21	310,000	303,800
Tronox Finance LLC 7.50%, 3/15/22(a)	250,000	260,000
Ultra Resources, Inc. 6.88%, 4/15/22(a)(b)	250,000	227,813
Unit Corp. 6.63%, 5/15/21	400,000	399,000
United Continental Holdings, Inc. 6.00%, 12/1/20	335,000	356,775
4.25%, 10/1/22	50,000	49,906
United States Steel Corp. 7.38%, 4/1/20(b)	250,000	268,550
8.38%, 7/1/21(a)	299,000	320,677
Universal Hospital Services, Inc. 7.63%, 8/15/20	135,000	137,025
Urban One, Inc. 7.38%, 4/15/22(a)	25,000	25,188
Valeant Pharmaceuticals International 6.38%, 10/15/20(a)	400,000	403,500
Valeant Pharmaceuticals International, Inc. 5.38%, 3/15/20(a)(b)	973,000	974,216
5.63%, 12/1/21(a)	500,000	474,375
6.50%, 3/15/22(a)	400,000	417,500
Vertiv Intermediate Holding Corp. 12.00%, 2/15/22, Toggle PIK (12.00% Cash or 13.00% PIK)(a)	129,000	138,191
VFH Parent LLC 6.75%, 6/15/22(a)	240,000	252,144
Viacom, Inc.
5.88%, 2/28/57, (5.875% fixed rate until 2/28/22; 3-month U.S. dollar London Interbank Offered Rate + 3.895% thereafter)(d)	360,000	363,559
Weatherford International Ltd. 9.63%, 3/1/19(b)	110,000	117,920
5.13%, 9/15/20	200,000	201,500
4.50%, 4/15/22(b)	242,000	214,170

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	91

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

February 28, 2018

Investments	Principal Amount	Value
WESCO Distribution, Inc. 5.38%, 12/15/21	$328,000	$335,380
Whiting Petroleum Corp. 5.75%, 3/15/21(b)	350,000	358,750
William Carter Co. (The) 5.25%, 8/15/21	250,000	255,781
William Lyon Homes, Inc. 7.00%, 8/15/22	300,000	308,250
Williams Scotsman International, Inc. 7.88%, 12/15/22(a)	25,000	26,250
Windstream Services LLC 7.75%, 10/15/20(b)	253,000	218,845
8.63%, 10/31/25(a)(b)	75,000	70,500
WMG Acquisition Corp. 6.75%, 4/15/22(a)	100,000	104,000
WPX Energy, Inc. 7.50%, 8/1/20	194,000	208,550
6.00%, 1/15/22	300,000	312,750
WR Grace & Co-Conn 5.13%, 10/1/21(a)	260,000	269,750
Xerium Technologies, Inc. 9.50%, 8/15/21	150,000	151,500
XPO Logistics, Inc. 6.50%, 6/15/22(a)	520,000	542,100
York Risk Services Holding Corp. 8.50%, 10/1/22(a)	100,000	95,250
Yum! Brands, Inc. 3.88%, 11/1/20	125,000	126,250
TOTAL CORPORATE BONDS (Cost: $120,926,273)		120,162,891
FOREIGN CORPORATE BONDS – 12.7%
Argentina – 0.0%
Tecpetrol S.A. 4.88%, 12/12/22(a)	50,000	48,900
Australia – 0.5%
Barminco Finance Pty Ltd. 6.63%, 5/15/22(a)	25,000	24,750
BlueScope Steel Finance Ltd. 6.50%, 5/15/21(a)	125,000	130,000
FMG Resources August 2006 Pty Ltd. 4.75%, 5/15/22(a)	450,000	451,350
Virgin Australia Holdings Ltd. 8.50%, 11/15/19(a)	115,000	119,971

Total Australia		726,071
Bermuda – 0.2%
Teekay Corp. 8.50%, 1/15/20(b)	293,000	306,185
Canada – 3.6%
1011778 BC ULC 4.63%, 1/15/22(a)	200,000	201,750
Air Canada 7.75%, 4/15/21(a)(b)	367,000	406,911
Athabasca Oil Corp. 9.88%, 2/24/22(a)	150,000	150,750
Baffinland Iron Mines Corp. 12.00%, 2/1/22(a)	107,000	116,898
Baytex Energy Corp. 5.13%, 6/1/21(a)	150,000	141,750
Bombardier, Inc. 7.75%, 3/15/20(a)	302,000	323,517
8.75%, 12/1/21(a)	794,000	874,392
5.75%, 3/15/22(a)(b)	475,000	476,187
Brookfield Residential Properties, Inc. 6.50%, 12/15/20(a)(b)	155,000	158,209
6.13%, 7/1/22(a)	251,000	260,413
Calfrac Holdings L.P. 7.50%, 12/1/20(a)	294,000	293,353
Cascades, Inc. 5.50%, 7/15/22(a)	135,000	137,363
Cooke Omega Investments, Inc. 8.50%, 12/15/22(a)	25,000	25,375
Eldorado Gold Corp. 6.13%, 12/15/20(a)	100,000	97,500
GFL Environmental, Inc. 5.63%, 5/1/22(a)	228,000	233,700
goeasy Ltd. 7.88%, 11/1/22(a)	25,000	26,656
Imperial Metals Corp. 7.00%, 3/15/19(a)	100,000	94,500
Jupiter Resources, Inc. 8.50%, 10/1/22(a)	450,000	214,875
Kinross Gold Corp. 5.13%, 9/1/21	211,000	218,913
Kissner Holdings L.P. 8.38%, 12/1/22(a)	75,000	76,500
Mountain Province Diamonds, Inc. 8.00%, 12/15/22(a)	25,000	25,195
Taseko Mines Ltd. 8.75%, 6/15/22(a)	150,000	157,125
Videotron Ltd. 5.00%, 7/15/22	420,000	434,175

Total Canada		5,146,007
Finland – 0.2%
Nokia Oyj 5.38%, 5/15/19	255,000	261,768
France – 0.9%
Credit Agricole S.A.
8.38%, 10/13/19, (8.375% fixed rate until 10/13/19; 3-month U.S. dollar London Interbank Offered Rate + 6.982% thereafter)(a)(d)(e)	200,000	216,250
SFR Group S.A. 6.00%, 5/15/22(a)	1,171,000	1,138,798

Total France		1,355,048
Germany – 0.3%
Welltec A/S 9.50%, 12/1/22(a)	200,000	208,100
ZF North America Capital, Inc. 4.50%, 4/29/22(a)	191,000	196,491

Total Germany		404,591

See Notes to Financial Statements.

92	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

February 28, 2018

Investments	Principal Amount	Value
Ireland – 0.3%
Ardagh Packaging Finance PLC 6.00%, 6/30/21(a)(b)	$200,000	$205,250
4.25%, 9/15/22(a)	258,000	257,678

Total Ireland		462,928
Japan – 0.4%
SoftBank Group Corp. 4.50%, 4/15/20(a)	600,000	606,750
Liberia – 0.0%
Eletson Holdings, Inc. 9.63%, 1/15/22(a)	50,000	26,250
Luxembourg – 2.3%
Altice Luxembourg S.A. 7.75%, 5/15/22(a)	855,000	800,494
ArcelorMittal 5.50%, 8/5/20(b)	677,000	706,788
Coveris Holdings S.A. 7.88%, 11/1/19(a)	236,000	235,316
Intelsat Connect Finance S.A. 12.50%, 4/1/22(a)(b)	150,000	121,313
Intelsat Jackson Holdings S.A. 7.25%, 10/15/20(b)	998,000	934,377
7.50%, 4/1/21	50,000	45,656
9.50%, 9/30/22(a)(b)	228,000	262,200
Intelsat Luxembourg S.A. 7.75%, 6/1/21(b)	250,000	143,750

Total Luxembourg		3,249,894
Netherlands – 1.1%
Fiat Chrysler Automobiles N.V. 4.50%, 4/15/20	300,000	305,250
Lincoln Finance Ltd. 7.38%, 4/15/21(a)	200,000	208,750
NXP B.V. 4.13%, 6/15/20(a)	355,000	362,100
4.13%, 6/1/21(a)	505,000	515,201
3.88%, 9/1/22(a)	249,000	250,170

Total Netherlands		1,641,471
New Zealand – 0.6%
Reynolds Group Issuer, Inc. 5.75%, 10/15/20	581,465	590,913
Trilogy International Partners LLC 8.88%, 5/1/22(a)(b)	220,000	226,050

Total New Zealand		816,963
Norway – 0.1%
Aker BP ASA 6.00%, 7/1/22(a)	200,000	208,500
Sweden – 0.5%
Perstorp Holding AB 11.00%, 9/30/21(a)(b)	200,000	220,000
Telefonaktiebolaget LM Ericsson 4.13%, 5/15/22	485,000	480,881

Total Sweden		700,881
United Kingdom – 1.7%
Avon International Operations, Inc. 7.88%, 8/15/22(a)	254,000	262,890
CEVA Group PLC 4.00%, 5/1/18(a)	150,000	149,993
7.00%, 3/1/21(a)(b)	150,000	148,500
Inmarsat Finance PLC 4.88%, 5/15/22(a)	300,000	298,590
Jaguar Land Rover Automotive PLC 4.25%, 11/15/19(a)	350,000	353,062
KCA Deutag UK Finance PLC 9.88%, 4/1/22(a)	228,000	241,110
Petrofac Ltd. 3.40%, 10/10/18(a)	50,000	49,750
Royal Bank of Scotland Group PLC 4.70%, 7/3/18(b)	281,000	282,742
6.13%, 12/15/22	600,000	640,458

Total United Kingdom		2,427,095
TOTAL FOREIGN CORPORATE BONDS (Cost: $18,658,633)		18,389,302

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 7.7%
United States – 7.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.38%(f)
(Cost: $11,130,435)(g)	11,130,435	11,130,435
TOTAL INVESTMENTS IN SECURITIES – 103.5% (Cost: $150,715,341)		149,682,628
Other Assets less Liabilities – (3.5)%		(5,047,146)

NET ASSETS – 100.0%		$144,635,482
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at February 28, 2018 (See Note 2).

(c)	Security in default on interest payments.

(d)	Rate shown reflects the accrual rate as of February 28, 2018 on securities with variable or step rates.

(e)	The security has a perpetual maturity; the date displayed is the next call date.

(f)	Rate shown represents annualized 7-day yield as of February 28, 2018.

(g)

At February 28, 2018, the total market value of the Fund’s securities on loan was $10,915,536 and the total market value of the collateral held by the Fund was $11,309,973. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $179,538.

(h)	Subsequent to February 28, 2018, the bond issuer filed for bankruptcy protection.

PIK – Payment In Kind.

FINANCIAL DERIVATIVE INSTRUMENTS
FUTURES CONTRACTS† (EXCHANGE-TRADED)
Short Exposure	Contracts	Expiration Date	Notional Amount[1]	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	386	6/29/18	$(82,012,938)	$58,594
5 Year U.S. Treasury Note	291	6/29/18	(33,153,539)	65,339
			$(115,166,477)	$123,933
†	As of February 28, 2018, cash collateral posted by the Fund with the broker for futures contracts was $305,399.

[1]	“Notional Amount” represents the current notional value of the futures contract.

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	93

Schedule of Investments (unaudited)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

February 28, 2018

Investments	Principal Amount	Value
CORPORATE BONDS – 87.3%
United States – 87.3%
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/22(a)	$35,000	$35,000
Acadia Healthcare Co., Inc. 5.13%, 7/1/22	50,000	50,855
ACI Worldwide, Inc. 6.38%, 8/15/20(a)	50,000	50,563
Actuant Corp. 5.63%, 6/15/22	50,000	50,937
ADT Corp. (The) 3.50%, 7/15/22	100,000	96,000
Advanced Micro Devices, Inc. 7.50%, 8/15/22	40,000	44,100
AECOM 5.75%, 10/15/22	50,000	52,440
AES Corp. 7.38%, 7/1/21	50,000	55,250
Aircastle Ltd. 5.13%, 3/15/21	100,000	103,125
Aleris International, Inc. 7.88%, 11/1/20	50,000	49,779
9.50%, 4/1/21(a)	50,000	52,687
Allegheny Technologies, Inc. 5.95%, 1/15/21	50,000	51,187
Allegiant Travel Co. 5.50%, 7/15/19	50,000	51,312
Alliance One International, Inc. 8.50%, 4/15/21(a)	25,000	26,063
9.88%, 7/15/21	50,000	48,438
Ally Financial, Inc. 3.75%, 11/18/19	50,000	50,400
7.50%, 9/15/20	200,000	218,000
4.25%, 4/15/21	50,000	50,750
American Airlines Group, Inc. 5.50%, 10/1/19(a)	75,000	76,875
American Axle & Manufacturing, Inc. 6.25%, 3/15/21(b)	50,000	50,849
American Midstream Partners L.P. 8.50%, 12/15/21(a)	50,000	51,000
American Tire Distributors, Inc. 10.25%, 3/1/22(a)	50,000	52,318
Amkor Technology, Inc. 6.63%, 6/1/21	25,000	25,250
Anixter, Inc. 5.63%, 5/1/19	36,000	36,900
Antero Resources Corp. 5.38%, 11/1/21	50,000	51,312
APX Group, Inc. 6.38%, 12/1/19	6,000	6,098
8.75%, 12/1/20	50,000	50,500
7.88%, 12/1/22	40,000	42,250
Archrock Partners L.P. 6.00%, 4/1/21	50,000	50,375
Arconic, Inc. 6.15%, 8/15/20	100,000	106,233
Artesyn Embedded Technologies, Inc. 9.75%, 10/15/20(a)	50,000	48,500
Ascent Resources Utica Holdings LLC 10.00%, 4/1/22(a)	65,000	69,550
Ashland LLC 4.75%, 8/15/22	75,000	76,875
AV Homes, Inc. 6.63%, 5/15/22	50,000	51,687
Avis Budget Car Rental LLC 5.13%, 6/1/22(a)(b)	50,000	50,063
Avon Products, Inc. 6.60%, 3/15/20(b)	50,000	50,500
B&G Foods, Inc. 4.63%, 6/1/21	40,000	40,250
Beazer Homes USA, Inc. 5.75%, 6/15/19	5,000	5,163
8.75%, 3/15/22	25,000	27,063
Bill Barrett Corp. 7.00%, 10/15/22	25,000	25,125
Blackboard, Inc. 9.75%, 10/15/21(a)(b)	25,000	22,750
Blue Racer Midstream LLC 6.13%, 11/15/22(a)	40,000	41,200
BMC Software Finance, Inc. 8.13%, 7/15/21(a)	75,000	75,656
Boxer Parent Co., Inc. 9.00%, 10/15/19, Toggle PIK (9.00% Cash or 9.75% PIK)(a)	13,000	13,033
Bristow Group, Inc. 6.25%, 10/15/22	50,000	43,000
Cablevision Systems Corp. 8.00%, 4/15/20	75,000	79,890
5.88%, 9/15/22	35,000	35,088
California Resources Corp. 8.00%, 12/15/22(a)(b)	50,000	39,813
Calpine Corp. 6.00%, 1/15/22(a)	40,000	41,300
5.38%, 1/15/23(b)	55,000	53,831
Calumet Specialty Products Partners L.P. 6.50%, 4/15/21(b)	70,000	68,600
CCO Holdings LLC 5.25%, 9/30/22	60,000	61,200
CEC Entertainment, Inc. 8.00%, 2/15/22	25,000	24,375
Centene Corp. 5.63%, 2/15/21	50,000	51,312
4.75%, 5/15/22	30,000	30,656
Century Aluminum Co. 7.50%, 6/1/21(a)	50,000	51,500
CenturyLink, Inc. 5.63%, 4/1/20, Series V	150,000	152,805
Cenveo Corp. 6.00%, 8/1/19(a)(c)	25,000	12,000
Cequel Communications Holdings I LLC 6.38%, 9/15/20(a)	93,000	94,279

See Notes to Financial Statements.

94	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

February 28, 2018

Investments	Principal Amount	Value
Ceridian HCM Holding, Inc. 11.00%, 3/15/21(a)	$50,000	$51,729
CF Industries, Inc. 7.13%, 5/1/20	50,000	53,437
Chesapeake Energy Corp. 6.13%, 2/15/21	60,000	60,900
8.00%, 12/15/22(a)	50,000	53,375
Choice Hotels International, Inc. 5.75%, 7/1/22	50,000	53,687
Cinemark USA, Inc. 5.13%, 12/15/22	19,000	19,380
CIT Group, Inc. 5.38%, 5/15/20	30,000	31,088
5.00%, 8/15/22	100,000	103,375
Citgo Holding, Inc. 10.75%, 2/15/20(a)	50,000	53,875
Claire’s Stores, Inc. 9.00%, 3/15/19(a)(c)	50,000	34,250
Clean Harbors, Inc. 5.13%, 6/1/21	50,000	50,438
Clear Channel Worldwide Holdings, Inc. 7.63%, 3/15/20, Series A	50,000	49,750
6.50%, 11/15/22, Series A	38,000	39,159
6.50%, 11/15/22, Series B	55,000	56,650
Cloud Peak Energy Resources LLC 12.00%, 11/1/21	25,000	26,625
CNX Resources Corp. 5.88%, 4/15/22	75,000	75,609
Community Health Systems, Inc. 8.00%, 11/15/19(b)	100,000	94,238
5.13%, 8/1/21(b)	30,000	27,825
6.88%, 2/1/22(b)	50,000	32,875
Comstock Resources, Inc. 10.00%, 3/15/20, Toggle PIK (10.00% Cash or 12.25% PIK)	25,000	26,000
Continental Resources, Inc. 5.00%, 9/15/22	100,000	101,750
CoreCivic, Inc. 4.13%, 4/1/20	50,000	50,250
Credit Acceptance Corp. 6.13%, 2/15/21	50,000	50,500
Crescent Communities LLC 8.88%, 10/15/21(a)	25,000	26,500
Crown Americas LLC 4.50%, 1/15/23	45,000	45,563
CVR Refining LLC 6.50%, 11/1/22	50,000	51,437
Darling Ingredients, Inc. 5.38%, 1/15/22	50,000	51,375
DaVita, Inc. 5.75%, 8/15/22	50,000	51,500
DCP Midstream Operating L.P. 5.35%, 3/15/20(a)	72,000	74,160
Dell International LLC 5.88%, 6/15/21(a)	45,000	46,125
Dell, Inc. 5.65%, 4/15/18	150,000	151,012
5.88%, 6/15/19(b)	50,000	51,568
DISH DBS Corp. 4.25%, 4/1/18	140,000	140,525
5.13%, 5/1/20	50,000	50,125
6.75%, 6/1/21	80,000	82,400
5.88%, 7/15/22	50,000	48,938
DJO Finco, Inc. 8.13%, 6/15/21(a)	25,000	24,375
Dollar Tree, Inc. 5.25%, 3/1/20	75,000	75,984
DPL, Inc. 7.25%, 10/15/21	40,000	43,750
Dun & Bradstreet Corp. (The) 4.25%, 6/15/20	10,000	10,154
DynCorp International, Inc. 11.88%, 11/30/20, (10.375% Cash + 1.50% PIK)	25,375	26,644
Dynegy, Inc. 6.75%, 11/1/19	50,000	51,200
7.38%, 11/1/22	50,000	52,812
Eagle Holding Co. II LLC 7.63%, 5/15/22, Toggle PIK (7.625% Cash or 8.375% PIK)(a)	35,000	35,088
EMC Corp. 2.65%, 6/1/20	50,000	48,664
Endo Finance LLC 5.75%, 1/15/22(a)	100,000	82,250
Energen Corp. 4.63%, 9/1/21	25,000	24,875
Energy Transfer Equity L.P. 7.50%, 10/15/20	59,000	64,162
Enova International, Inc. 9.75%, 6/1/21	30,000	31,763
EnPro Industries, Inc. 5.88%, 9/15/22	50,000	52,077
Envision Healthcare Corp. 5.13%, 7/1/22(a)	50,000	50,625
EP Energy LLC 9.38%, 5/1/24(a)	45,000	33,413
Equinix, Inc. 5.38%, 1/1/22	50,000	51,937
EV Energy Partners L.P. 8.00%, 4/15/19(h)	25,000	12,625
FBM Finance, Inc. 8.25%, 8/15/21(a)	25,000	26,500
Ferrellgas L.P. 6.50%, 5/1/21	50,000	47,500
First Quality Finance Co., Inc. 4.63%, 5/15/21(a)	35,000	35,000
Fortress Transportation & Infrastructure Investors LLC 6.75%, 3/15/22(a)	40,000	41,350
Forum Energy Technologies, Inc. 6.25%, 10/1/21	50,000	49,938

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	95

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

February 28, 2018

Investments	Principal Amount	Value
Freeport-McMoRan, Inc. 3.10%, 3/15/20	$100,000	$99,375
4.00%, 11/14/21	100,000	100,000
Frontier Communications Corp. 8.13%, 10/1/18	50,000	50,985
8.50%, 4/15/20(b)	50,000	49,188
6.25%, 9/15/21	50,000	42,813
FTI Consulting, Inc. 6.00%, 11/15/22	50,000	51,500
GameStop Corp. 6.75%, 3/15/21(a)	50,000	51,437
Gates Global LLC 6.00%, 7/15/22(a)	3,000	3,053
GCI, Inc. 6.75%, 6/1/21	30,000	30,488
General Cable Corp. 5.75%, 10/1/22	35,000	36,138
Genesis Energy L.P. 6.75%, 8/1/22	25,000	25,813
GenOn Energy, Inc. 7.88%, 6/15/17(c)	70,000	60,025
Genworth Holdings, Inc. 7.63%, 9/24/21(b)	75,000	73,950
GEO Group, Inc. (The) 5.88%, 1/15/22	50,000	51,562
Global Partners L.P. 6.25%, 7/15/22	50,000	50,375
GLP Capital L.P. 4.88%, 11/1/20	80,000	82,000
Great Lakes Dredge & Dock Corp. 8.00%, 5/15/22	25,000	26,063
Griffon Corp. 5.25%, 3/1/22	60,000	60,375
Group 1 Automotive, Inc. 5.00%, 6/1/22	50,000	51,250
Harland Clarke Holdings Corp. 6.88%, 3/1/20(a)	50,000	50,875
9.25%, 3/1/21(a)	30,000	31,125
HC2 Holdings, Inc. 11.00%, 12/1/19(a)	50,000	51,250
HCA Healthcare, Inc. 6.25%, 2/15/21	125,000	131,875
HCA, Inc. 3.75%, 3/15/19	100,000	100,878
6.50%, 2/15/20	85,000	89,887
5.88%, 3/15/22	30,000	31,875
Hertz Corp. (The) 7.38%, 1/15/21(b)	75,000	75,000
Hexion, Inc. 6.63%, 4/15/20	100,000	93,500
Hornbeck Offshore Services, Inc. 5.88%, 4/1/20	25,000	17,375
5.00%, 3/1/21	25,000	14,875
HRG Group, Inc. 7.75%, 1/15/22	20,000	20,888
Hub Holdings LLC 8.13%, 7/15/19, Toggle PIK (8.125% Cash or 8.875% PIK)(a)	50,000	50,125
Hughes Satellite Systems Corp. 6.50%, 6/15/19	30,000	31,125
7.63%, 6/15/21	50,000	54,000
Huntsman International LLC 4.88%, 11/15/20	75,000	76,990
Icahn Enterprises L.P. 6.00%, 8/1/20	100,000	102,012
5.88%, 2/1/22	50,000	50,188
iHeartCommunications, Inc. 9.00%, 12/15/19(c)	81,000	64,800
9.00%, 3/1/21(c)	50,000	40,000
Immucor, Inc. 11.13%, 2/15/22(a)	25,000	26,063
Infor Software Parent LLC 7.13%, 5/1/21, Toggle PIK (7.125% Cash or 7.875% PIK)(a)	25,000	25,531
Infor U.S., Inc. 6.50%, 5/15/22	70,000	71,925
iStar, Inc. 5.00%, 7/1/19	39,000	39,122
6.00%, 4/1/22	75,000	75,562
Jack Ohio Finance LLC 6.75%, 11/15/21(a)	35,000	36,556
10.25%, 11/15/22(a)	25,000	27,438
Joseph T Ryerson & Son, Inc. 11.00%, 5/15/22(a)	35,000	39,055
Jurassic Holdings III, Inc. 6.88%, 2/15/21(a)	30,000	26,700
KB Home 4.75%, 5/15/19	100,000	101,750
Kindred Healthcare, Inc. 8.00%, 1/15/20	50,000	53,687
Kinetic Concepts, Inc. 7.88%, 2/15/21(a)	25,000	25,906
12.50%, 11/1/21(a)	30,000	33,975
KLX, Inc. 5.88%, 12/1/22(a)	50,000	51,687
L Brands, Inc. 7.00%, 5/1/20	75,000	80,672
Ladder Capital Finance Holdings LLLP 5.25%, 3/15/22(a)	50,000	50,500
Lamar Media Corp. 5.88%, 2/1/22	50,000	51,170
Laredo Petroleum, Inc. 5.63%, 1/15/22	50,000	49,750
Lee Enterprises, Inc. 9.50%, 3/15/22(a)	30,000	31,575
Legacy Reserves L.P. 6.63%, 12/1/21	25,000	18,469
Lennar Corp. 8.38%, 5/15/18(a)	59,000	59,737
4.50%, 6/15/19	150,000	152,062
6.25%, 12/15/21(a)	50,000	53,615

See Notes to Financial Statements.

96	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

February 28, 2018

Investments	Principal Amount	Value
Level 3 Financing, Inc. 5.38%, 8/15/22	$100,000	$101,250
Level 3 Parent LLC 5.75%, 12/1/22	35,000	35,438
Lexmark International, Inc. 7.13%, 3/15/20	50,000	51,062
LifePoint Health, Inc. 5.50%, 12/1/21	50,000	50,563
LIN Television Corp. 5.88%, 11/15/22	25,000	25,938
M/I Homes, Inc. 6.75%, 1/15/21	50,000	51,750
Mallinckrodt International Finance S.A. 5.75%, 8/1/22(a)(b)	50,000	44,500
Manitowoc Co., Inc. (The) 12.75%, 8/15/21(a)	50,000	56,625
Martin Midstream Partners L.P. 7.25%, 2/15/21	30,000	30,150
Mattel, Inc. 4.35%, 10/1/20(b)	30,000	30,150
McDermott International, Inc. 8.00%, 5/1/21(a)	50,000	51,437
Men’s Wearhouse, Inc. (The) 7.00%, 7/1/22	35,000	35,000
Meritage Homes Corp. 7.00%, 4/1/22	50,000	55,375
MGM Resorts International 6.75%, 10/1/20	100,000	107,000
6.63%, 12/15/21	55,000	59,568
Midcontinent Express Pipeline LLC 6.70%, 9/15/19(a)	50,000	51,562
Molina Healthcare, Inc. 5.38%, 11/15/22	25,000	25,000
Momentive Performance Materials, Inc. 3.88%, 10/24/21	50,000	52,125
Monitronics International, Inc. 9.13%, 4/1/20(b)	25,000	21,875
Murphy Oil Corp. 4.45%, 12/1/22	35,000	34,650
Nabors Industries, Inc. 5.00%, 9/15/20	50,000	50,375
4.63%, 9/15/21	50,000	49,000
National CineMedia LLC 6.00%, 4/15/22	30,000	30,413
Nationstar Mortgage LLC 7.88%, 10/1/20	25,000	25,672
Natural Resource Partners L.P. 10.50%, 3/15/22	30,000	31,800
Navient Corp. 8.45%, 6/15/18	160,000	162,400
8.00%, 3/25/20	100,000	107,375
6.50%, 6/15/22	100,000	104,375
Navios Maritime Acquisition Corp. 8.13%, 11/15/21(a)	25,000	20,563
NCL Corp., Ltd. 4.75%, 12/15/21(a)	50,000	51,187
NCR Corp. 4.63%, 2/15/21	50,000	49,750
Neiman Marcus Group Ltd. LLC 8.00%, 10/15/21(a)	50,000	30,500
Netflix, Inc. 5.38%, 2/1/21	50,000	52,187
5.50%, 2/15/22	25,000	26,125
New Home Co., Inc. (The) 7.25%, 4/1/22	50,000	52,125
Newfield Exploration Co. 5.75%, 1/30/22	50,000	53,000
NGL Energy Partners L.P. 6.88%, 10/15/21	40,000	40,500
Nielsen Co. Luxembourg SARL (The) 5.50%, 10/1/21(a)	100,000	102,500
Nielsen Finance LLC 5.00%, 4/15/22(a)	25,000	25,344
Nine West Holdings, Inc. 8.25%, 3/15/19(a)(c)	25,000	1,625
Northern Oil and Gas, Inc. 8.00%, 6/1/20	25,000	22,938
NRG Energy, Inc. 6.25%, 7/15/22	50,000	51,875
Nuance Communications, Inc. 5.38%, 8/15/20(a)	20,000	20,225
NuStar Logistics L.P. 4.80%, 9/1/20	75,000	75,937
Oasis Petroleum, Inc. 6.50%, 11/1/21	50,000	51,125
6.88%, 3/15/22(b)	50,000	51,344
Och-Ziff Finance Co. LLC 4.50%, 11/20/19(a)	50,000	49,125
OneMain Financial Holdings LLC 7.25%, 12/15/21(a)	40,000	41,580
Orbital ATK, Inc. 5.25%, 10/1/21	50,000	51,312
Ortho-Clinical Diagnostics, Inc. 6.63%, 5/15/22(a)	75,000	74,812
Oshkosh Corp. 5.38%, 3/1/22	40,000	41,206
Outfront Media Capital LLC 5.25%, 2/15/22	30,000	30,750
Park Aerospace Holdings Ltd. 5.25%, 8/15/22(a)	60,000	60,300
PHI, Inc. 5.25%, 3/15/19	25,000	24,656
Pinnacle Foods Finance LLC 4.88%, 5/1/21	50,000	50,625
Platform Specialty Products Corp. 6.50%, 2/1/22(a)	55,000	56,581
Polaris Intermediate Corp. 8.50%, 12/1/22, Toggle PIK (8.500% Cash or 9.250% PIK)(a)	50,000	51,125
PulteGroup, Inc. 4.25%, 3/1/21	75,000	76,500
QEP Resources, Inc. 5.38%, 10/1/22	40,000	40,800

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	97

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

February 28, 2018

Investments	Principal Amount	Value
Qwest Corp. 6.75%, 12/1/21	$30,000	$32,112
Radian Group, Inc. 5.50%, 6/1/19	38,000	38,998
Realogy Group LLC 5.25%, 12/1/21(a)	30,000	30,413
Regal Entertainment Group 5.75%, 3/15/22	25,000	25,750
Rent-A-Center, Inc. 6.63%, 11/15/20(b)	50,000	46,250
Resolute Energy Corp. 8.50%, 5/1/20	25,000	25,031
Revlon Consumer Products Corp. 5.75%, 2/15/21	50,000	40,625
RHP Hotel Properties L.P. 5.00%, 4/15/21	50,000	50,438
Rite Aid Corp. 6.75%, 6/15/21	75,000	76,770
Rockies Express Pipeline LLC 5.63%, 4/15/20(a)	28,000	29,225
Rowan Cos., Inc. 4.88%, 6/1/22	50,000	47,250
RSP Permian, Inc. 6.63%, 10/1/22	25,000	26,125
rue21, Inc. 9.00%, 10/15/21(a)(c)	25,000	301
Sable Permian Resources Land LLC 7.13%, 11/1/20(a)	25,000	19,625
Safeway, Inc. 5.00%, 8/15/19(b)	50,000	50,196
SBA Communications Corp. 4.88%, 7/15/22	25,000	25,375
4.00%, 10/1/22(a)	50,000	49,250
Scientific Games International, Inc. 6.63%, 5/15/21	50,000	51,870
7.00%, 1/1/22(a)	33,000	34,733
Sealed Air Corp. 4.88%, 12/1/22(a)	30,000	31,013
Select Medical Corp. 6.38%, 6/1/21	50,000	51,182
SemGroup Corp. 5.63%, 7/15/22	25,000	24,875
SESI LLC 7.13%, 12/15/21	25,000	25,531
Silgan Holdings, Inc. 5.00%, 4/1/20	50,000	50,000
Sinclair Television Group, Inc. 5.38%, 4/1/21	30,000	30,450
6.13%, 10/1/22	30,000	31,050
Sirius XM Radio, Inc. 3.88%, 8/1/22(a)	50,000	49,250
SM Energy Co. 6.50%, 11/15/21(b)	25,000	25,500
6.50%, 1/1/23	25,000	25,125
Southwestern Energy Co. 4.10%, 3/15/22	50,000	47,125
Springleaf Finance Corp. 5.25%, 12/15/19	75,000	76,500
8.25%, 12/15/20	25,000	27,313
6.13%, 5/15/22	75,000	77,250
Springs Industries, Inc. 6.25%, 6/1/21	35,000	35,700
Sprint Capital Corp. 6.90%, 5/1/19	50,000	51,892
Sprint Communications, Inc. 9.00%, 11/15/18(a)	43,000	44,666
7.00%, 3/1/20(a)	50,000	52,937
7.00%, 8/15/20	100,000	104,875
Sprint Corp. 7.25%, 9/15/21	115,000	120,462
Starwood Property Trust, Inc. 5.00%, 12/15/21	50,000	51,250
Steel Dynamics, Inc. 5.13%, 10/1/21	50,000	50,750
Sungard Availability Services Capital, Inc. 8.75%, 4/1/22(a)	25,000	15,688
Sunoco L.P. 4.88%, 1/15/23(a)	50,000	49,870
SUPERVALU, Inc. 6.75%, 6/1/21(b)	25,000	24,813
Surgery Center Holdings, Inc. 8.88%, 4/15/21(a)	30,000	31,275
Symantec Corp. 4.20%, 9/15/20	50,000	51,072
Synovus Financial Corp.
5.75%, 12/15/25, (5.75% fixed rate until 12/15/20; 3-month U.S. dollar London Interbank Offered Rate + 4.182% thereafter)(d)	25,000	26,438
Talen Energy Supply LLC 9.50%, 7/15/22(a)(b)	50,000	50,250
6.50%, 9/15/24(a)	50,000	38,625
Taylor Morrison Communities, Inc. 5.25%, 4/15/21(a)	50,000	50,563
TEGNA, Inc. 4.88%, 9/15/21(a)	50,000	50,812
Tenet Healthcare Corp. 4.75%, 6/1/20	75,000	76,500
6.00%, 10/1/20	100,000	104,374
7.50%, 1/1/22(a)	50,000	52,937
8.13%, 4/1/22	110,000	116,462
TIBCO Software, Inc. 11.38%, 12/1/21(a)	50,000	54,603
Toll Brothers Finance Corp. 4.00%, 12/31/18	75,000	75,656
5.88%, 2/15/22	25,000	26,719
TPC Group, Inc. 8.75%, 12/15/20(a)	50,000	50,500
TransDigm, Inc. 6.00%, 7/15/22	60,000	61,575
Transocean, Inc. 8.38%, 12/15/21	60,000	65,700

See Notes to Financial Statements.

98	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

February 28, 2018

Investments	Principal Amount	Value
TRI Pointe Group, Inc. 4.38%, 6/15/19	$75,000	$75,562
Tribune Media Co. 5.88%, 7/15/22	50,000	51,250
Triumph Group, Inc. 4.88%, 4/1/21	50,000	49,000
Tronox Finance LLC 7.50%, 3/15/22(a)	50,000	52,000
Ultra Resources, Inc. 6.88%, 4/15/22(a)(b)	50,000	45,563
Unit Corp. 6.63%, 5/15/21	50,000	49,875
United Continental Holdings, Inc. 6.38%, 6/1/18	51,000	51,446
4.25%, 10/1/22	25,000	24,953
United States Steel Corp. 7.38%, 4/1/20	30,000	32,226
8.38%, 7/1/21(a)	56,000	60,060
Universal Hospital Services, Inc. 7.63%, 8/15/20	25,000	25,375
Valeant Pharmaceuticals International, Inc. 5.38%, 3/15/20(a)(b)	200,000	200,250
6.50%, 3/15/22(a)	50,000	52,187
Weatherford International Ltd. 5.13%, 9/15/20	75,000	75,562
WESCO Distribution, Inc. 5.38%, 12/15/21	50,000	51,125
Whiting Petroleum Corp. 5.75%, 3/15/21	45,000	46,125
William Carter Co. (The) 5.25%, 8/15/21	50,000	51,156
Williams Cos., Inc. (The) 3.70%, 1/15/23	45,000	43,931
Windstream Services LLC 7.75%, 10/15/20(b)	9,000	7,785
8.63%, 10/31/25(a)(b)	18,000	16,920
WMG Acquisition Corp. 6.75%, 4/15/22(a)	35,000	36,400
WPX Energy, Inc. 7.50%, 8/1/20	51,000	54,825
WR Grace & Co-Conn 5.13%, 10/1/21(a)	50,000	51,875
Xerium Technologies, Inc. 9.50%, 8/15/21	25,000	25,250
XPO Logistics, Inc. 6.50%, 6/15/22(a)	100,000	104,250
Yum! Brands, Inc. 3.88%, 11/1/20	50,000	50,500
TOTAL CORPORATE BONDS (Cost: $16,845,804)		16,777,695
FOREIGN CORPORATE BONDS – 8.1%
Bermuda – 0.1%
Teekay Corp. 8.50%, 1/15/20(b)	25,000	26,125
Canada – 3.8%
1011778 BC ULC 4.63%, 1/15/22(a)	50,000	50,438
Air Canada 7.75%, 4/15/21(a)	50,000	55,437
Athabasca Oil Corp. 9.88%, 2/24/22(a)	50,000	50,250
Bombardier, Inc. 7.75%, 3/15/20(a)	100,000	107,125
8.75%, 12/1/21(a)	60,000	66,075
6.00%, 10/15/22(a)	50,000	50,125
Calfrac Holdings L.P. 7.50%, 12/1/20(a)	25,000	24,945
GFL Environmental, Inc. 5.63%, 5/1/22(a)	25,000	25,625
Hudbay Minerals, Inc. 7.25%, 1/15/23(a)	25,000	26,688
Imperial Metals Corp. 7.00%, 3/15/19(a)	25,000	23,625
Jupiter Resources, Inc. 8.50%, 10/1/22(a)	50,000	23,875
Open Text Corp. 5.63%, 1/15/23(a)	25,000	26,156
Precision Drilling Corp. 6.50%, 12/15/21	34,000	34,765
Quebecor Media, Inc. 5.75%, 1/15/23	40,000	41,700
Taseko Mines Ltd. 8.75%, 6/15/22(a)	50,000	52,375
Teck Resources Ltd. 4.75%, 1/15/22	50,000	51,000
Videotron Ltd. 5.00%, 7/15/22	25,000	25,844

Total Canada		736,048
Finland – 0.2%
Nokia Oyj 3.38%, 6/12/22	50,000	48,745
France – 0.4%
Credit Agricole S.A.
8.38%, 10/13/19, (8.375% fixed rate until 10/13/19; 3-month U.S. dollar London Interbank Offered Rate + 6.982% thereafter)(a)(d)(e)	71,000	76,769

Luxembourg – 1.3%
ArcelorMittal 5.50%, 8/5/20(b)	100,000	104,400
Intelsat Jackson Holdings S.A. 7.25%, 10/15/20(b)	125,000	117,031
Intelsat Luxembourg S.A. 7.75%, 6/1/21(b)	50,000	28,750

Total Luxembourg		250,181
Netherlands – 1.1%
NXP B.V. 4.13%, 6/1/21(a)	200,000	204,040

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	99

Schedule of Investments (unaudited) (concluded)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

February 28, 2018

Investments	Principal Amount	Value
New Zealand – 0.3%
Reynolds Group Issuer, Inc. 5.75%, 10/15/20	$48,455	$49,243
Sweden – 0.3%
Telefonaktiebolaget LM Ericsson 4.13%, 5/15/22	50,000	49,575
United Kingdom – 0.6%
Royal Bank of Scotland Group PLC 4.70%, 7/3/18(b)	68,000	68,422
6.13%, 12/15/22	50,000	53,371

Total United Kingdom		121,793
TOTAL FOREIGN CORPORATE BONDS (Cost: $1,566,691)		1,562,519

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 7.2%
United States – 7.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.38%(f)
(Cost: $1,376,358)(g)	1,376,358	1,376,358
TOTAL INVESTMENTS IN SECURITIES – 102.6% (Cost: $19,788,853)		19,716,572
Other Assets less Liabilities – (2.6)%		(493,285)

NET ASSETS – 100.0%		$19,223,287
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at February 28, 2018 (See Note 2).

(c)	Security in default on interest payments.

(d)	Rate shown reflects the accrual rate as of February 28, 2018 on securities with variable or step rates.

(e)	The security has a perpetual maturity; the date displayed is the next call date.

(f)	Rate shown represents annualized 7-day yield as of February 28, 2018.

(g)	At February 28, 2018, the total market value of the Fund’s securities on loan was $1,327,842 and the total market value of the collateral held by the Fund was $1,376,358.
(h)	Subsequent to February 28, 2018, the bond issuer filed for bankruptcy protection.

PIK – Payment In Kind.

FINANCIAL DERIVATIVE INSTRUMENTS
FUTURES CONTRACTS† (EXCHANGE-TRADED)
Short Exposure	Contracts	Expiration Date	Notional Amount[1]	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	5	6/29/18	$(1,062,344)	$781
5 Year U.S. Treasury Note	50	6/29/18	(5,696,484)	12,410
U.S. Treasury Ultra Long Term Bond	14	6/20/18	(2,182,250)	152
Ultra 10 Year U.S. Treasury Note	100	6/20/18	(12,806,250)	23,185
			$(21,747,328)	$36,528
†	As of February 28, 2018, cash collateral posted by the Fund with the broker for futures contracts was $288,006.

[1]	“Notional Amount” represents the current notional value of the futures contract.

See Notes to Financial Statements.

100	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited)

WisdomTree CBOE Russell 2000 PutWrite Strategy Fund (RPUT)

February 28, 2018

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 62.0%
U.S. Treasury Bill – 62.0%
U.S. Treasury Bill 1.30%, 3/15/18*	$1,500,000	$1,499,245
TOTAL INVESTMENTS IN SECURITIES – 62.0% (Cost: $1,499,252)		1,499,245
Other Assets less Liabilities – 38.0%		920,344

NET ASSETS – 100.0%		$2,419,589
*	Interest rate shown reflects the discount rate at time of purchase.

FINANCIAL DERIVATIVE INSTRUMENTS
WRITTEN PUT OPTION CONTRACTS† (EXCHANGE-TRADED)
Description	Number of Contracts	Notional Amount[1]	Strike Price	Expiration Date	Premiums Paid/ (Received)	Value
Russell 2000 Index	(16)	$(2,464,000)	$1,540	3/16/2018	$(41,600)	$(58,240)
†	As of February 28, 2018, the Fund posted cash collateral of $825,000 with the broker for written put option contracts.

[1]	Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	101

Schedule of Investments (unaudited)

WisdomTree CBOE S&P 500 PutWrite Strategy Fund (PUTW)

February 28, 2018

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 73.8%
U.S. Treasury Bill – 73.8%
U.S. Treasury Bill 1.57%, 5/17/18*	$150,700,000	$150,195,150
TOTAL INVESTMENTS IN SECURITIES – 73.8% (Cost: $150,201,677)		150,195,150
Other Assets less Liabilities – 26.2%		53,283,346

NET ASSETS – 100.0%		$203,478,496
*	Interest rate shown reflects the discount rate at time of purchase.

FINANCIAL DERIVATIVE INSTRUMENTS
WRITTEN PUT OPTION CONTRACTS† (EXCHANGE-TRADED)
Description	Number of Contracts	Notional Amount[1]	Strike Price	Expiration Date	Premiums Paid/ (Received)	Value
S&P 500 Index	(757)	$(207,039,500)	$2,735	3/16/2018	$(2,818,625)	$(3,243,745)
†	As of February 28, 2018, the Fund posted cash collateral of $35,450,000 with the broker for written put option contracts.

[1]	Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

See Notes to Financial Statements.

102	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited)

WisdomTree Managed Futures Strategy Fund (WTMF) (consolidated)

February 28, 2018

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS – 89.8%
U.S. Treasury Bills – 89.8%
U.S. Treasury Bills 1.33%, 3/8/18*(a)	$4,445,000	$4,443,985
1.31%, 3/15/18*	18,420,000	18,410,732
1.37%, 3/22/18*	130,120,000	130,018,005
TOTAL INVESTMENTS IN SECURITIES – 89.8% (Cost: $152,872,383)		152,872,722
Other Assets less Liabilities – 10.2%		17,289,663

NET ASSETS – 100.0%		$170,162,385
*	Interest rate shown reflects the discount rate at time of purchase.

(a)

All or a portion of this security is held by the broker as collateral for open futures contracts. The securities collateral posted was comprised entirely of U.S. Treasury securities having a market value of $4,443,985 as of February 28, 2018.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	3/22/2018	304,433,000	JPY	2,712,784	USD	$144,260	$—
Bank of America N.A.	3/22/2018	2,985,912	USD	333,899,040	JPY	—	(147,665)
Bank of America N.A.	3/22/2018	211,827	USD	23,441,000	JPY	—	(8,162)
Canadian Imperial Bank of Commerce	3/22/2018	21,512,000	JPY	192,194	USD	9,692	—
Canadian Imperial Bank of Commerce	3/22/2018	74,853	USD	8,379,000	JPY	—	(3,782)
Canadian Imperial Bank of Commerce	3/22/2018	79,611	USD	8,651,000	JPY	—	(1,577)
Canadian Imperial Bank of Commerce	3/22/2018	221,418	USD	24,025,000	JPY	—	(4,052)
Royal Bank of Canada	3/22/2018	2,986,094	USD	333,899,040	JPY	—	(147,483)
State Street Bank and Trust	3/22/2018	1,768,647,000	JPY	16,254,318	USD	344,088	—
State Street Bank and Trust	3/22/2018	2,810,383	USD	314,257,920	JPY	—	(138,866)
State Street Bank and Trust	3/22/2018	343,608	USD	37,487,000	JPY	—	(8,201)
State Street Bank and Trust	3/22/2018	9,086,116	USD	968,540,000	JPY	—	(3,443)
State Street Bank and Trust	3/22/2018	394,134	USD	42,013,000	JPY	—	(149)
State Street Bank and Trust	6/20/2018	968,540,000	JPY	9,144,330	USD	1,317	—
						$499,357	$(463,380)

CURRENCY LEGEND

JPY     Japanese yen

USD   U.S. dollar

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Amount[1]	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	75	6/20/18	$(9,003,516)	$75,179
British Pound Currency	103	6/18/18	(8,904,994)	81
Coffee “C”	195	7/19/18	(9,074,812)	179,065
Silver	109	7/27/18	(8,991,955)	(2,782)
U.S. Treasury Long Bond	63	6/20/18	(9,036,562)	139,576
			$(45,011,839)	$391,119
Long Exposure	Contracts	Expiration Date	Notional Amount[1]	Unrealized Appreciation/ (Depreciation)
Australian Dollar Currency	77	06/18/18	$5,991,370	$(70)
Canadian Dollar Currency	77	06/19/18	6,013,315	(570)
Copper	114	05/29/18	8,927,625	(237,442)
Corn	311	07/13/18	6,056,725	(2,988)
Cotton No. 2	218	07/9/18	9,078,610	439,753
Euro Currency	59	06/18/18	9,072,725	(237)
Gasoline RBOB	108	05/31/18	8,784,417	(549,674)
Gold 100 Ounce	68	06/27/18	9,001,160	(10)
Live Cattle	129	06/29/18	5,964,960	93,770
NY Harbor ULSD	110	05/31/18	8,793,246	(582,819)
Soybean	114	07/13/18	6,066,225	(1,401)
Swiss Franc Currency	67	06/18/18	8,956,225	675
WTI Crude Oil	144	05/22/18	8,804,160	(408,192)
			$101,510,763	$(1,249,205)
Total - Net			$56,498,924	$(858,086)
[1]	“Notional Amount” represents the current notional value of the futures contract.

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	103

Statements of Assets and Liabilities (unaudited)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

February 28, 2018

	WisdomTree Bloomberg U.S. Dollar Bullish Fund	WisdomTree Brazilian Real Strategy Fund	WisdomTree Chinese Yuan Strategy Fund	WisdomTree Emerging Currency Strategy Fund	WisdomTree Asia Local Debt Fund
ASSETS:

Investments, at cost	$49,092,319	$9,947,560	$25,055,817	$28,874,647	$20,701,977

Repurchase agreements, at cost	—	4,800,000	12,560,000	14,600,000	—

Foreign currency, at cost	—	—	65	—	80,871
Investments in securities, at value (Note 2)	49,092,874	9,947,727	25,055,991	28,875,003	20,161,843

Repurchase agreements, at value (Note 2)	—	4,800,000	12,560,000	14,600,000	—

Cash	334,024	260,732	242,370	1,759,281	2,379,772

Cash collateral posted for foreign currency contracts	—	—	1,490,000	580,000	—

Foreign currency, at value	—	—	66	—	80,056

Unrealized appreciation on foreign currency contracts	2,021,383	197,211	1,276,116	134,420	31,575

Receivables:

Investment securities sold	—	—	—	—	46,208

Interest	—	183	479	556	267,570
Total Assets	51,448,281	15,205,853	40,625,022	45,949,260	22,967,024
LIABILITIES:

Unrealized depreciation on foreign currency contracts	665,994	150,636	29,996	342,630	20,263

Payables:

Advisory fees (Note 3)	26,073	5,188	14,023	19,287	9,755

Service fees (Note 2)	229	51	137	155	78

Foreign capital gains tax	—	—	—	—	5,933
Total Liabilities	692,296	155,875	44,156	362,072	36,029
NET ASSETS	$50,755,985	$15,049,978	$40,580,866	$45,587,188	$22,930,995
NET ASSETS:

Paid-in capital	$63,634,010	$112,708,395	$39,245,458	$89,187,297	$33,498,293

Undistributed (Distributions in excess of) net investment income	334,349	56,041	119,565	139,260	(762,957)

Accumulated net realized loss on investments, payments by sub-advisor, foreign currency contracts and foreign currency related transactions	(14,568,318)	(97,761,200)	(30,452)	(43,531,515)	(9,267,392)

Net unrealized appreciation (depreciation) on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	1,355,944	46,742	1,246,295	(207,854)	(536,949)
NET ASSETS	$50,755,985	$15,049,978	$40,580,866	$45,587,188	$22,930,995
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	2,000,000	800,000	1,500,000	2,300,000	500,000
Net asset value per share	$25.38	$18.81	$27.05	$19.82	$45.86

See Notes to Financial Statements.

104	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

February 28, 2018

	WisdomTree Barclays Interest Rate Hedged U.S. Aggregate Bond Fund	WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund	WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund	WisdomTree Barclays Yield Enhanced U.S. Short-Term Aggregate Bond Fund	WisdomTree Bloomberg Floating Rate Treasury Fund
ASSETS:

Investments, at cost	$28,133,806	$30,200,944	$388,821,042	$30,559,972	$3,747,956
Investments in securities, at value[1,3] (Note 2)	27,713,027	29,749,530	381,532,613	30,225,477	3,748,293

Cash	1,888,296	1,801,121	4,842,817	118,516	4,077

Deposits at broker for futures contracts	254,391	379,015	—	—	—

Receivables:

Investment securities sold	1,231,677	1,361,413	18,749,578	—	325,795

Securities lending income	187	127	823	—	—

Interest	164,011	176,085	2,905,390	180,586	4,803
Total Assets	31,251,589	33,467,291	408,031,221	30,524,579	4,082,968
LIABILITIES:

Securities sold short, at value[2]	—	99,882	—	—	—

Payables:

Cash collateral received for securities loaned (Note 2)	130,218	44,500	935,215	—	—

Investment securities purchased	2,216,886	2,319,981	23,462,493	1,122,913	325,349

Advisory fees (Note 3)	5,035	6,068	33,113	2,715	309

Service fees (Note 2)	96	95	1,214	100	9

Net variation margin on futures contracts	48,211	135,764	—	—	—

Interest on securities sold short	—	117	—	—	—
Total Liabilities	2,400,446	2,606,407	24,432,035	1,125,728	325,667
NET ASSETS	$28,851,143	$30,860,884	$383,599,186	$29,398,851	$3,757,301
NET ASSETS:

Paid-in capital	$31,473,229	$33,387,187	$391,812,798	$29,789,236	$3,755,981

Undistributed (Distributions in excess of) net investment income	(14,232)	(3,996)	(57,468)	(6,085)	231

Accumulated net realized gain (loss) on investments, futures contracts and securities sold short	(2,236,194)	(2,130,284)	(867,715)	(49,805)	752

Net unrealized appreciation (depreciation) on investments, futures contracts and securities sold short	(371,660)	(392,023)	(7,288,429)	(334,495)	337
NET ASSETS	$28,851,143	$30,860,884	$383,599,186	$29,398,851	$3,757,301
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	600,000	700,000	7,800,000	600,000	150,000
Net asset value per share	$48.09	$44.09	$49.18	$49.00	$25.05
[1] Includes market value of securities out on loan of:	$126,821	$42,795	$907,003	—	—
[2] Proceeds received on securities sold short were as follows:	—	$100,480	—	—	—
[3] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	105

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

February 28, 2018

	WisdomTree Emerging Markets Corporate Bond Fund	WisdomTree Emerging Markets Local Debt Fund	WisdomTree Interest Rate Hedged High Yield Bond Fund	WisdomTree Negative Duration High Yield Bond Fund	WisdomTree CBOE Russell 2000 PutWrite Strategy Fund
ASSETS:

Investments, at cost	$50,607,782	$233,642,773	$150,715,341	$19,788,853	$1,499,252

Foreign currency, at cost	—	2,037,066	—	—	—
Investments in securities, at value[1,3] (Note 2)	50,527,000	214,389,478	149,682,628	19,716,572	1,499,245

Cash	1,229,601	7,469,660	1,119,287	597,773	154,448

Deposits at broker for futures contracts	85,782	—	305,399	288,006	—

Foreign currency, at value	—	1,965,545	—	—	—

Cash collateral segregated for written options	—	—	—	—	825,000

Unrealized appreciation on foreign currency contracts	—	411,909	—	—	—

Receivables:

Investment securities sold	—	2,740,397	226,920	—	—

Capital shares sold	—	—	2,410,591	—	—

Securities lending income	1,583	—	9,584	1,132	—

Interest	669,518	4,300,879	2,559,261	334,239	—
Total Assets	52,513,484	231,277,868	156,313,670	20,937,722	2,478,693
LIABILITIES:

Unrealized depreciation on foreign currency contracts	—	44,396	—	—	—

Written options, at value[2]	—	—	—	—	58,240

Payables:

Cash collateral received for securities loaned (Note 2)	2,220,845	—	11,130,435	1,376,358	—

Investment securities purchased	—	—	476,253	269,725	—

Advisory fees (Note 3)	23,241	96,851	46,263	5,864	855

Service fees (Note 2)	170	775	473	54	9

Net variation margin on futures contracts	17,957	—	24,764	62,434	—

Foreign capital gains tax	—	99,062	—	—	—
Total Liabilities	2,262,213	241,084	11,678,188	1,714,435	59,104
NET ASSETS	$50,251,271	$231,036,784	$144,635,482	$19,223,287	$2,419,589
NET ASSETS:

Paid-in capital	$58,851,477	$272,043,114	$145,324,528	$20,624,851	$2,516,564

Undistributed (Distributions in excess of) net investment income	8,020	452,894	99,153	(1,661)	587

Accumulated net realized gain (loss) on investments, futures contracts, written options, foreign currency contracts and foreign currency related transactions	(8,518,142)	(22,390,321)	120,581	(1,364,150)	(80,915)

Net unrealized depreciation on investments, futures contracts, written options, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(90,084)	(19,068,903)	(908,780)	(35,753)	(16,647)
NET ASSETS	$50,251,271	$231,036,784	$144,635,482	$19,223,287	$2,419,589
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	700,000	5,900,000	6,000,000	900,000	100,004
Net asset value per share	$71.79	$39.16	$24.11	$21.36	$24.19
[1] Includes market value of securities out on loan of:	$1,979,785	—	$10,915,536	$1,327,842	—
[2] Premiums received on written options were as follows:	—	—	—	—	$41,600
[3] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

106	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Statements of Assets and Liabilities (unaudited) (concluded)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

February 28, 2018

	WisdomTree CBOE S&P 500 PutWrite Strategy Fund	WisdomTree Managed Futures Strategy Fund (consolidated)
ASSETS:

Investments, at cost	$150,201,677	$152,872,383
Investments in securities, at value	150,195,150	152,872,722

Cash	21,146,384	14,202,713

Cash collateral segregated for written options	35,450,000	—

Unrealized appreciation on foreign currency contracts	—	499,357

Receivables:

Investment securities sold	—	8,493,406
Total Assets	206,791,534	176,068,198
LIABILITIES:

Unrealized depreciation on foreign currency contracts	—	463,380

Written options, at value[1]	3,243,745	—

Payables:

Capital shares redeemed	—	3,957,316

Advisory fees (Note 3)	68,500	88,008

Service fees (Note 2)	793	597

Net variation margin on futures contracts	—	1,396,512
Total Liabilities	3,313,038	5,905,813
NET ASSETS	$203,478,496	$170,162,385
NET ASSETS:

Paid-in capital	$205,179,175	$173,590,995

Undistributed net investment income (Accumulated net investment loss)	330,709	(2,461,308)

Accumulated net realized loss on investments, futures contracts, written options and foreign currency contracts	(1,599,741)	(145,532)

Net unrealized depreciation on investments, futures contracts, written options and foreign currency contracts	(431,647)	(821,770)
NET ASSETS	$203,478,496	$170,162,385
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	7,100,000	4,300,000
Net asset value per share	$28.66	$39.57
[1] Premiums received on written options were as follows:	$2,818,625	—

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	107

Statements of Operations (unaudited)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

For the Six Months Ended February 28, 2018

	WisdomTree Bloomberg U.S. Dollar Bullish Fund	WisdomTree Brazilian Real Strategy Fund	WisdomTree Chinese Yuan Strategy Fund	WisdomTree Emerging Currency Strategy Fund	WisdomTree Asia Local Debt Fund
INVESTMENT INCOME:

Interest[1]	$621,101	$99,708	$207,507	$279,475	$327,879
Total investment income	621,101	99,708	207,507	279,475	327,879
EXPENSES:

Advisory fees (Note 3)	284,251	43,244	87,091	139,103	58,019

Service fees (Note 2)	2,501	423	851	1,112	464
Total expenses	286,752	43,667	87,942	140,215	58,483
Net investment income	334,349	56,041	119,565	139,260	269,396
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(493)	(388)	—	(441)	(299,352)

Foreign currency contracts	(2,051,363)	653,284	2,101,120	2,501,622	(21,311)

Foreign currency related transactions	—	—	2	—	(11,076)

Payment by sub-advisor (Note 3)	6,115	—	—	—	—
Net realized gain (loss)	(2,045,741)	652,896	2,101,122	2,501,181	(331,739)
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions[2]	(2,945)	2,688	(309)	(496)	216,512

Foreign currency contracts	1,277,698	(874,604)	48,618	(730,077)	12,692

Translation of assets and liabilities denominated in foreign currencies	—	—	(1)	—	(3,762)
Net increase (decrease) in unrealized appreciation/depreciation	1,274,753	(871,916)	48,308	(730,573)	225,442
Net realized and unrealized gain (loss) on investments	(770,988)	(219,020)	2,149,430	1,770,608	(106,297)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(436,639)	$(162,979)	$2,268,995	$1,909,868	$163,099
[1] Net of foreign withholding tax of:	—	—	—	—	$23,693

[2] Includes net increase (decrease) in accrued foreign capital gain taxes of:	—	—	—	—	$(2,239)

See Notes to Financial Statements.

108	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Statements of Operations (unaudited) (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

For the Six Months Ended February 28, 2018

	WisdomTree Barclays Interest Rate Hedged U.S. Aggregate Bond Fund	WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund	WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund	WisdomTree Barclays Yield Enhanced U.S. Short-Term Aggregate Bond Fund	WisdomTree Bloomberg Floating Rate Treasury Fund
INVESTMENT INCOME:

Interest	$298,797	$258,279	$3,681,688	$133,680	$10,912

Securities lending income (Note 2)	400	547	3,675	—	—
Total investment income	299,197	258,826	3,685,363	133,680	10,912
EXPENSES:

Advisory fees (Note 3)	27,597	29,361	244,362	11,712	1,572

Service fees (Note 2)	527	461	5,376	258	34
Total expenses	28,124	29,822	249,738	11,970	1,606
Expense waivers (Note 3)	—	—	(97,745)	(4,685)	(393)
Net expenses	28,124	29,822	151,993	7,285	1,213
Net investment income	271,073	229,004	3,533,370	126,395	9,699
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	40,229	(1,948)	(507,189)	(49,805)	483

In-kind redemptions	—	—	(44,994)	—	829

Futures contracts	814,888	1,057,863	—	—	—

Securities sold short	1,635	—	4,559	—	—
Net realized gain (loss)	856,752	1,055,915	(547,624)	(49,805)	1,312
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	(879,248)	(714,834)	(10,224,971)	(350,612)	(830)

Futures contracts	103,042	134,157	—	—	—

Securities sold short	752	598	—	—	—
Net decrease in unrealized appreciation/depreciation	(775,454)	(580,079)	(10,224,971)	(350,612)	(830)
Net realized and unrealized gain (loss) on investments	81,298	475,836	(10,772,595)	(400,417)	482
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$352,371	$704,840	$(7,239,225)	$(274,022)	$10,181

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	109

Statements of Operations (unaudited) (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

For the Six Months or Period Ended February 28, 2018

	WisdomTree Emerging Markets Corporate Bond Fund	WisdomTree Emerging Markets Local Debt Fund	WisdomTree Interest Rate Hedged High Yield Bond Fund	WisdomTree Negative Duration High Yield Bond Fund	WisdomTree CBOE Russell 2000 PutWrite Strategy Fund[1]
INVESTMENT INCOME:

Interest[2]	$1,138,614	$6,935,853	$2,394,687	$430,142	$1,451

Payment-in-kind interest	—	—	756	189	—

Securities lending income (Note 2)	11,086	—	41,640	7,406	—
Total investment income	1,149,700	6,935,853	2,437,083	437,737	1,451
EXPENSES:

Advisory fees (Note 3)	151,938	624,209	186,118	37,737	974

Service fees (Note 2)	1,114	4,994	1,903	346	9
Total expenses	153,052	629,203	188,021	38,083	983
Expense waivers (Note 3)	—	—	—	—	(119)
Net expenses	153,052	629,203	188,021	38,083	864
Net investment income	996,648	6,306,650	2,249,062	399,654	587
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions[3]	1,355,808	287,479	184,469	87,168	(235)

In-kind redemptions	—	(2,179,547)	—	—	—

Futures contracts	272,807	—	1,240,295	733,659	—

Written options	—	—	—	—	(80,680)

Foreign currency contracts	—	(309,724)	—	—	—

Foreign currency related transactions	—	63,398	—	—	—
Net realized gain (loss)	1,628,615	(2,138,394)	1,424,764	820,827	(80,915)
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions[4]	(2,381,329)	2,123,844	(1,354,672)	(186,693)	(7)

Futures contracts	(12,849)	—	162,958	97,375	—

Written options	—	—	—	—	(16,640)

Foreign currency contracts	—	406,232	—	—	—

Translation of assets and liabilities denominated in foreign currencies	—	(116,650)	—	—	—
Net increase (decrease) in unrealized appreciation/depreciation	(2,394,178)	2,413,426	(1,191,714)	(89,318)	(16,647)
Net realized and unrealized gain (loss) on investments	(765,563)	275,032	233,050	731,509	(97,562)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$231,085	$6,581,682	$2,482,112	$1,131,163	$(96,975)
[1] For the period February 1, 2018 (commencement of operations) through February 28, 2018.
[2] Net of foreign withholding tax of:	—	$211,082	—	—	—
[3] Net of foreign capital gains tax withheld of:	—	$62,984	—	—	—
[4] Includes net increase (decrease) in accrued foreign capital gain taxes of:	—	$(117,193)	—	—	—

See Notes to Financial Statements.

110	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Statements of Operations (unaudited) (concluded)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

For the Six Months Ended February 28, 2018

	WisdomTree CBOE S&P 500 PutWrite Strategy Fund	WisdomTree Managed Futures Strategy Fund (consolidated)
INVESTMENT INCOME:

Interest	$1,229,025	$852,366
Total investment income	1,229,025	852,366
EXPENSES:

Advisory fees (Note 3)	560,385	625,689

Service fees (Note 2)	5,604	3,669
Total expenses	565,989	629,358
Expense waivers (Note 3)	(76,416)	(83,425)
Net expenses	489,573	545,933
Net investment income	739,452	306,433
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	165	125

Futures contracts	—	4,289,760

Written options	2,770,436	—

Foreign currency contracts	—	(405,634)
Net realized gain	2,770,601	3,884,251
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	(24,792)	(5,937)

Futures contracts	—	(1,616,320)

Written options	(2,291,104)	—

Foreign currency contracts	—	318,235
Net decrease in unrealized appreciation/depreciation	(2,315,896)	(1,304,022)
Net realized and unrealized gain on investments	454,705	2,580,229
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,194,157	$2,886,662

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	111

Statements of Changes in Net Assets

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

	WisdomTree Bloomberg U.S. Dollar Bullish Fund		WisdomTree Brazilian Real Strategy Fund		WisdomTree Chinese Yuan Strategy Fund
	For the Six Months Ended February 28, 2018 (unaudited)	For the Year Ended August 31, 2017	For the Six Months Ended February 28, 2018 (unaudited)	For the Year Ended August 31, 2017	For the Six Months Ended February 28, 2018 (unaudited)	For the Year Ended August 31, 2017
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$334,349	$4,370	$56,041	$23,096	$119,565	$37,254

Net realized gain (loss) on investments, payments by sub-advisor, foreign currency contracts and foreign currency related transactions	(2,045,741)	(1,397,777)	652,896	2,154,437	2,101,122	(251,278)

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	1,274,753	(1,376,123)	(871,916)	239,608	48,308	1,587,855
Net increase (decrease) in net assets resulting from operations	(436,639)	(2,769,530)	(162,979)	2,417,141	2,268,995	1,373,831
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	7,792,193	16,557,459	—	6,948,413	—	—

Cost of shares redeemed	(95,061,447)	(112,385,250)	(7,498,409)	(10,102,207)	—	(11,905,364)
Net decrease in net assets resulting from capital share transactions	(87,269,254)	(95,827,791)	(7,498,409)	(3,153,794)	—	(11,905,364)
Net Increase (Decrease) in Net Assets	(87,705,893)	(98,597,321)	(7,661,388)	(736,653)	2,268,995	(10,531,533)
NET ASSETS:

Beginning of period	$138,461,878	$237,059,199	$22,711,366	$23,448,019	$38,311,871	$48,843,404

End of period	$50,755,985	$138,461,878	$15,049,978	$22,711,366	$40,580,866	$38,311,871
Undistributed net investment income included in net assets at end of period	$334,349	$—	$56,041	$—	$119,565	$—
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	5,400,000	9,000,000	1,200,000	1,400,000	1,500,000	2,000,000

Shares created	300,000	600,000	—	400,000	—	—

Shares redeemed	(3,700,000)	(4,200,000)	(400,000)	(600,000)	—	(500,000)
Shares outstanding, end of period	2,000,000	5,400,000	800,000	1,200,000	1,500,000	1,500,000

See Notes to Financial Statements.

112	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Statements of Changes in Net Assets (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

	WisdomTree Emerging Currency Strategy Fund		WisdomTree Asia Local Debt Fund		WisdomTree Barclays Interest Rate Hedged U.S. Aggregate Bond Fund
	For the Six Months Ended February 28, 2018 (unaudited)	For the Year Ended August 31, 2017	For the Six Months Ended February 28, 2018 (unaudited)	For the Year Ended August 31, 2017	For the Six Months Ended February 28, 2018 (unaudited)	For the Year Ended August 31, 2017
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$139,260	$6,631	$269,396	$515,741	$271,073	$456,480

Net realized gain (loss) on investments, futures contracts, securities sold short, foreign currency contracts and foreign currency related transactions	2,501,181	2,812,111	(331,739)	(1,519,970)	856,752	329,914

Net increase (decrease) in unrealized appreciation/depreciation on investments, futures contracts, securities sold short, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(730,573)	172,914	225,442	893,422	(775,454)	(361,235)
Net increase (decrease) in net assets resulting from operations	1,909,868	2,991,656	163,099	(110,807)	352,371	425,159
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	—	—	(65,000)	(181,500)	(289,306)	(500,608)

Return of capital	—	—	(117,000)	(240,500)	—	—
Total dividends and distributions	—	—	(182,000)	(422,000)	(289,306)	(500,608)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	5,698,047	10,807,537	4,652,849	8,985,602	9,655,573	4,815,282

Cost of shares redeemed	(11,775,708)	(7,173,838)	(4,513,654)	(13,008,768)	(4,812,054)	(4,800,679)
Net increase (decrease) in net assets resulting from capital share transactions	(6,077,661)	3,633,699	139,195	(4,023,166)	4,843,519	14,603
Net Increase (Decrease) in Net Assets	(4,167,793)	6,625,355	120,294	(4,555,973)	4,906,584	(60,846)
NET ASSETS:

Beginning of period	$49,754,981	$43,129,626	$22,810,701	$27,366,674	$23,944,559	$24,005,405

End of period	$45,587,188	$49,754,981	$22,930,995	$22,810,701	$28,851,143	$23,944,559
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$139,260	$—	$(762,957)	$(967,353)	$(14,232)	$4,001
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	2,600,000	2,400,000	500,000	600,000	500,000	500,000

Shares created	300,000	600,000	100,000	200,000	200,000	100,000

Shares redeemed	(600,000)	(400,000)	(100,000)	(300,000)	(100,000)	(100,000)
Shares outstanding, end of period	2,300,000	2,600,000	500,000	500,000	600,000	500,000

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	113

Statements of Changes in Net Assets (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

	WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund		WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund		WisdomTree Barclays Yield Enhanced U.S. Short-Term Aggregate Bond Fund
	For the Six Months Ended February 28, 2018 (unaudited)	For the Year Ended August 31, 2017	For the Six Months Ended February 28, 2018 (unaudited)	For the Year Ended August 31, 2017	For the Six Months Ended February 28, 2018 (unaudited)	For the Period May 18, 2017* through August 31, 2017
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$229,004	$300,950	$3,533,370	$3,412,018	$126,395	$25,587

Net realized gain (loss) on investments, futures contracts and securities sold short	1,055,915	374,183	(547,624)	(75,621)	(49,805)	6,373

Net increase (decrease) in unrealized appreciation/depreciation on investments, futures contracts and securities sold short	(580,079)	(311,671)	(10,224,971)	(877,238)	(350,612)	16,117
Net increase (decrease) in net assets resulting from operations	704,840	363,462	(7,239,225)	2,459,159	(274,022)	48,077
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(233,000)	(325,358)	(3,647,500)	(3,533,130)	(134,067)	(24,000)

Capital gains	—	—	—	(502,964)	(6,373)	—

Return of capital	—	(222)	—	—	—	—
Total dividends and distributions	(233,000)	(325,580)	(3,647,500)	(4,036,094)	(140,440)	(24,000)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	21,896,476	8,742,477	231,326,769	60,397,433	24,788,225	5,001,011

Cost of shares redeemed	(8,659,383)	(4,307,011)	(4,946,280)	—	(100)	—
Net increase in net assets resulting from capital share transactions	13,237,093	4,435,466	226,380,489	60,397,433	24,788,125	5,001,011
Net Increase in Net Assets	13,708,933	4,473,348	215,493,764	58,820,498	24,373,663	5,025,088
NET ASSETS:

Beginning of period	$17,151,951	$12,678,603	$168,105,422	$109,284,924	$5,025,188	$100

End of period	$30,860,884	$17,151,951	$383,599,186	$168,105,422	$29,398,851	$5,025,188
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$(3,996)	$—	$(57,468)	$56,662	$(6,085)	$1,587
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	400,000	300,000	3,300,000	2,100,000	100,002	2

Shares created	500,000	200,000	4,600,000	1,200,000	500,000	100,000

Shares redeemed	(200,000)	(100,000)	(100,000)	—	(2)	—
Shares outstanding, end of period	700,000	400,000	7,800,000	3,300,000	600,000	100,002
*	Commencement of operations.

See Notes to Financial Statements.

114	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Statements of Changes in Net Assets (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

	WisdomTree Bloomberg Floating Rate Treasury Fund		WisdomTree Emerging Markets Corporate Bond Fund		WisdomTree Emerging Markets Local Debt Fund
	For the Six Months Ended February 28, 2018 (unaudited)	For the Year Ended August 31, 2017	For the Six Months Ended February 28, 2018 (unaudited)	For the Year Ended August 31, 2017	For the Six Months Ended February 28, 2018 (unaudited)	For the Year Ended August 31, 2017
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$9,699	$8,486	$996,648	$2,157,575	$6,306,650	$14,100,386

Net realized gain (loss) on investments, futures contracts, foreign currency contracts and foreign currency related transactions	1,312	2,761	1,628,615	(1,008,873)	(2,138,394)	(15,446,174)

Net increase (decrease) in unrealized appreciation/depreciation on investments, futures contracts, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(830)	(396)	(2,394,178)	1,614,874	2,413,426	19,920,921
Net increase in net assets resulting from operations	10,181	10,851	231,085	2,763,576	6,581,682	18,575,133
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(9,705)	(8,594)	(1,015,000)	(2,141,000)	(5,640,500)	(5,743,121)

Capital gains	(3,093)	—	—	—	—	—

Return of capital	—	—	—	—	—	(6,030,879)
Total dividends and distributions	(12,798)	(8,594)	(1,015,000)	(2,141,000)	(5,640,500)	(11,774,000)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	3,759,647	—	—	—	34,858,683	40,579,290

Cost of shares redeemed	(1,253,318)	—	—	(7,130,042)	(61,613,653)	(117,563,423)
Net increase (decrease) in net assets resulting from capital share transactions	2,506,329	—	—	(7,130,042)	(26,754,970)	(76,984,133)
Net Increase (Decrease) in Net Assets	2,503,712	2,257	(783,915)	(6,507,466)	(25,813,788)	(70,183,000)
NET ASSETS:

Beginning of period	$1,253,589	$1,251,332	$51,035,186	$57,542,652	$256,850,572	$327,033,572

End of period	$3,757,301	$1,253,589	$50,251,271	$51,035,186	$231,036,784	$256,850,572
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$231	$237	$8,020	$26,372	$452,894	$(213,256)
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	50,000	50,000	700,000	800,000	6,600,000	8,700,000

Shares created	150,000	—	—	—	900,000	1,100,000

Shares redeemed	(50,000)	—	—	(100,000)	(1,600,000)	(3,200,000)
Shares outstanding, end of period	150,000	50,000	700,000	700,000	5,900,000	6,600,000

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	115

Statements of Changes in Net Assets (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

	WisdomTree Interest Rate Hedged High Yield Bond Fund		WisdomTree Negative Duration High Yield Bond Fund		WisdomTree CBOE Russell 2000 PutWrite Strategy Fund
	For the Six Months Ended February 28, 2018 (unaudited)	For the Year Ended August 31, 2017	For the Six Months Ended February 28, 2018 (unaudited)	For the Year Ended August 31, 2017	For the Period February 1, 2018* through February 28, 2018 (unaudited)
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$2,249,062	$1,929,817	$399,654	$640,038	$587

Net realized gain (loss) on investments, futures contracts and written options	1,424,764	134,363	820,827	131,245	(80,915)

Net increase (decrease) in unrealized appreciation/depreciation on investments, futures contracts and written options	(1,191,714)	103,767	(89,318)	(25,652)	(16,647)
Net increase (decrease) in net assets resulting from operations	2,482,112	2,167,947	1,131,163	745,631	(96,975)
DIVIDENDS:

Net investment income	(2,186,072)	(1,900,500)	(411,556)	(632,232)	—
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	91,724,706	52,602,758	6,344,515	8,452,788	3,692,376

Cost of shares redeemed	(2,382,733)	(11,909,712)	(4,159,997)	(1,959,249)	(1,175,912)
Net increase in net assets resulting from capital share transactions	89,341,973	40,693,046	2,184,518	6,493,539	2,516,464
Net Increase in Net Assets	89,638,013	40,960,493	2,904,125	6,606,938	2,419,489
NET ASSETS:

Beginning of period	$54,997,469	$14,036,976	$16,319,162	$9,712,224	$100

End of period	$144,635,482	$54,997,469	$19,223,287	$16,319,162	$2,419,589
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$99,153	$36,163	$(1,661)	$10,241	$587
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	2,300,000	600,000	800,000	500,000	4

Shares created	3,800,000	2,200,000	300,000	400,000	150,000

Shares redeemed	(100,000)	(500,000)	(200,000)	(100,000)	(50,000)
Shares outstanding, end of period	6,000,000	2,300,000	900,000	800,000	100,004
*	Commencement of operations.

See Notes to Financial Statements.

116	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Statements of Changes in Net Assets (concluded)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

	WisdomTree CBOE S&P 500 PutWrite Strategy Fund		WisdomTree Managed Futures Strategy Fund (consolidated)
	For the Six Months Ended February 28, 2018 (unaudited)	For the Year Ended August 31, 2017	For the Six Months Ended February 28, 2018 (unaudited)	For the Year Ended August 31, 2017
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)	$739,452	$168,332	$306,433	$(324,616)

Net realized gain (loss) on investments, futures contracts, written options and foreign currency contracts	2,770,601	5,172,367	3,884,251	(11,765,588)

Net increase (decrease) in unrealized appreciation/depreciation on investments, futures contracts, written options and foreign currency contracts	(2,315,896)	1,889,073	(1,304,022)	1,329,156
Net increase (decrease) in net assets resulting from operations	1,194,157	7,229,772	2,886,662	(10,761,048)
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(577,075)	—	—	—

Capital gains	(9,339,270)	(620,193)	—	—
Total dividends and distributions	(9,916,345)	(620,193)	—	—
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	110,495,340	188,624,261	16,055,628	56,978,008

Cost of shares redeemed	(102,929,342)	(6,828,636)	(19,659,016)	(56,278,381)
Net increase (decrease) in net assets resulting from capital share transactions	7,565,998	181,795,625	(3,603,388)	699,627
Net Increase (Decrease) in Net Assets	(1,156,190)	188,405,204	(716,726)	(10,061,421)
NET ASSETS:

Beginning of period	$204,634,686	$16,229,482	$170,879,111	$180,940,532

End of period	$203,478,496	$204,634,686	$170,162,385	$170,879,111
Undistributed net investment income (Accumulated net investment loss) included in net assets at end of period	$330,709	$168,332	$(2,461,308)	$(2,767,741)
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	7,000,004	600,004	4,400,000	4,400,000

Shares created	3,750,000	6,650,000	400,000	1,400,000

Shares redeemed	(3,650,004)	(250,000)	(500,000)	(1,400,000)
Shares outstanding, end of period	7,100,000	7,000,004	4,300,000	4,400,000

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	117

Financial Highlights

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Bloomberg U.S. Dollar Bullish Fund	For the Six Months Ended February 28, 2018 (unaudited)	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Period December 18, 2013* through August 31, 2014
Net asset value, beginning of period	$25.64	$26.34	$28.63	$25.11	$25.12
Investment operations:
Net investment income (loss)[1]	0.08	0.00 [2]	(0.10)	(0.13)	(0.08)
Net realized and unrealized gain (loss)	(0.34)	(0.70)	(0.42)[3]	4.08	0.07
Total from investment operations	(0.26)	(0.70)	(0.52)	3.95	(0.01)
Distributions to shareholders:
Capital gains	—	—	(1.77)	(0.43)	—
Net asset value, end of period	$25.38	$25.64	$26.34	$28.63	$25.11

TOTAL RETURN[4]	(1.01)%[5]	(2.66)%	(2.05)%[6]	15.83%	(0.04)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$50,756	$138,462	$237,059	$340,684	$55,245
Ratios to average net assets of:
Expenses	0.50%[7]	0.50%	0.50%	0.50%	0.51%[7,8]
Net investment income (loss)	0.59%[7]	0.00%[9]	(0.35)%	(0.48)%	(0.48)%[7]
Portfolio turnover rate[10]	0%	0%	0%	0%	0%

WisdomTree Brazilian Real Strategy Fund	For the Six Months Ended February 28, 2018 (unaudited)	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013
Net asset value, beginning of period	$18.93	$16.75	$13.33	$19.48	$16.83	$18.81
Investment operations:
Net investment income (loss)[1]	0.05	0.02	(0.04)	(0.07)	(0.07)	(0.07)
Net realized and unrealized gain (loss)	(0.17)	2.16	3.46	(6.08)	2.72	(1.91)
Total from investment operations	(0.12)	2.18	3.42	(6.15)	2.65	(1.98)
Net asset value, end of period	$18.81	$18.93	$16.75	$13.33	$19.48	$16.83

TOTAL RETURN[4]	(0.63)%	13.01%	25.66%	(31.57)%	15.75%	(10.53)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$15,050	$22,711	$23,448	$15,995	$31,163	$40,397
Ratios to average net assets of:
Expenses	0.45%[7]	0.45%	0.45%	0.45%	0.46%[11]	0.45%
Net investment income (loss)	0.58%[7]	0.10%	(0.26)%	(0.40)%	(0.40)%	(0.39)%
Portfolio turnover rate[10]	0%	0%	0%	0%	0%	0%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]	Amount represents less than $0.005.

[3]	Includes a voluntary reimbursement from the sub-advisor of $0.01 per share for investment losses on certain foreign exchange transactions during the period.

[4]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[5]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been unchanged.

[6]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been 0.04% lower.

[7]	Annualized.

[8]	Included in the expense ratio are proxy expenses (which are not annualized). Without these proxy expenses, the annualized expense ratio would have been 0.50%.

[9]	Amount represents less than 0.005%.

[10]	Portfolio turnover rate is not annualized. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[11]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.45%.

See Notes to Financial Statements.

118	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Financial Highlights (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Chinese Yuan Strategy Fund	For the Six Months Ended February 28, 2018 (unaudited)	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013
Net asset value, beginning of period	$25.54	$24.42	$24.67	$25.35	$26.22	$25.22
Investment operations:
Net investment income (loss)[1]	0.08	0.02	0.06	0.06	(0.03)	0.00 [2]
Net realized and unrealized gain (loss)	1.43	1.10	(0.31)	(0.64)	0.20	1.20
Total from investment operations	1.51	1.12	(0.25)	(0.58)	0.17	1.20
Dividends and distributions to shareholders:
Net investment income	—	—	—	—	(0.21)	—
Capital gains	—	—	—	(0.10)	(0.83)	(0.20)
Total dividends and distributions to shareholders	—	—	—	(0.10)	(1.04)	(0.20)
Net asset value, end of period	$27.05	$25.54	$24.42	$24.67	$25.35	$26.22

TOTAL RETURN[3]	5.91%	4.59%	(1.01)%	(2.30)%	0.63%	4.78%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$40,581	$38,312	$48,843	$88,827	$152,119	$215,015
Ratios to average net assets of:
Expenses	0.45%[4]	0.45%	0.45%	0.45%	0.46%[5]	0.45%
Net investment income (loss)	0.62%[4]	0.09%	0.26%	0.24%	(0.11)%	0.02%
Portfolio turnover rate[6]	0%	0%	0%	0%	0%	0%

WisdomTree Emerging Currency Strategy Fund	For the Six Months Ended February 28, 2018 (unaudited)	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013
Net asset value, beginning of period	$19.14	$17.97	$17.01	$20.43	$19.66	$20.33
Investment operations:
Net investment income (loss)[1]	0.05	0.00 [2]	(0.07)	(0.10)	(0.11)	(0.10)
Net realized and unrealized gain (loss)	0.63	1.17	1.03	(3.32)	0.88	(0.57)
Total from investment operations	0.68	1.17	0.96	(3.42)	0.77	(0.67)
Net asset value, end of period	$19.82	$19.14	$17.97	$17.01	$20.43	$19.66

TOTAL RETURN[3]	3.55%	6.51%	5.64%	(16.74)%	3.92%	(3.30)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$45,587	$49,755	$43,130	$52,719	$102,148	$192,628
Ratios to average net assets of:
Expenses	0.55%[4]	0.55%	0.55%	0.55%	0.56%[5]	0.55%
Net investment income (loss)	0.55%[4]	0.01%	(0.41)%	(0.52)%	(0.53)%	(0.48)%
Portfolio turnover rate[6]	0%	0%	0%	0%	0%	0%
[1]	Based on average shares outstanding.

[2]	Amount represents less than $0.005.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[4]	Annualized.

[5]

Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.45% for the WisdomTree Chinese Yuan Strategy Fund and 0.55% for the WisdomTree Emerging Currency Strategy Fund.

[6]	Portfolio turnover rate is not annualized. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	119

Financial Highlights (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Asia Local Debt Fund	For the Six Months Ended February 28, 2018 (unaudited)	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013
Net asset value, beginning of period	$45.62	$45.61	$42.86	$49.93	$47.41	$51.57
Investment operations:
Net investment income[1]	0.58	0.96	0.99	1.29	1.15	1.20
Net realized and unrealized gain (loss)	0.05	(0.16)	2.74	(7.28)	2.00	(3.74)
Total from investment operations	0.63	0.80	3.73	(5.99)	3.15	(2.54)
Dividends and distributions to shareholders:
Net investment income	(0.13)	(0.27)	(0.36)	(1.08)	(0.47)	(1.34)
Capital gains	—	—	—	—	—	(0.28)
Return of capital	(0.26)	(0.52)	(0.62)	—	(0.16)	—
Total dividends and distributions to shareholders	(0.39)	(0.79)	(0.98)	(1.08)	(0.63)	(1.62)
Net asset value, end of period	$45.86	$45.62	$45.61	$42.86	$49.93	$47.41

TOTAL RETURN[2]	1.39%	1.81%	8.81%	(12.15)%	6.69%	(5.14)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$22,931	$22,811	$27,367	$38,574	$339,553	$493,089
Ratios to average net assets of:
Expenses	0.55%[3]	0.55%	0.55%	0.55%	0.56%[4]	0.55%
Net investment income	2.55%[3]	2.15%	2.24%	2.68%	2.36%	2.34%
Portfolio turnover rate[5]	31%	46%	26%	10%	62%	52%

WisdomTree Barclays Interest Rate Hedged U.S. Aggregate Bond Fund	For the Six Months Ended February 28, 2018 (unaudited)	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Period December 18, 2013* through August 31, 2014
Net asset value, beginning of period	$47.89	$48.01	$48.21	$49.78	$49.98
Investment operations:
Net investment income[1]	0.54	0.95	0.77	0.68	0.54
Net realized and unrealized gain (loss)	0.25	(0.03)	(0.13)	(1.50)	(0.11)
Total from investment operations	0.79	0.92	0.64	(0.82)	0.43
Dividends and distributions to shareholders:
Net investment income	(0.59)	(1.04)	(0.84)	(0.75)	(0.63)
Return of capital	—	—	—	(0.00)[6]	—
Total dividends and distributions to shareholders	(0.59)	(1.04)	(0.84)	(0.75)	(0.63)
Net asset value, end of period	$48.09	$47.89	$48.01	$48.21	$49.78

TOTAL RETURN[2]	1.65%	1.93%	1.35%	(1.66)%	0.85%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$28,851	$23,945	$24,005	$28,923	$4,978
Ratios to average net assets of:
Expenses	0.23%[3]	0.23%	0.23%	0.23%	0.24%[3,7]
Net investment income	2.26%[3]	1.99%	1.60%	1.39%	1.52%[3]
Portfolio turnover rate[5,8]	68%	187%	226%	359%	243%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.55%.

[5]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[6]	Amount represents less than $0.005.

[7]	Included in the expense ratio are proxy expenses (which are not annualized). Without these proxy expenses, the annualized expense ratio would have been 0.23%.

[8]

The portfolio turnover rates excluding TBA roll transactions for the periods ended February 28, 2018, August 31, 2017, August 31, 2016, August 31, 2015 and August 31, 2014 were 26%, 45%, 33%, 95% and 87%, respectively.

See Notes to Financial Statements.

120	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Financial Highlights (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund	For the Six Months Ended February 28, 2018 (unaudited)	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Period December 18, 2013* through August 31, 2014
Net asset value, beginning of period	$42.88	$42.26	$44.42	$46.65	$50.05
Investment operations:
Net investment income[1]	0.47	0.83	0.70	0.62	0.51
Net realized and unrealized gain (loss)	1.21	0.67	(2.07)	(2.18)	(3.30)
Total from investment operations	1.68	1.50	(1.37)	(1.56)	(2.79)
Dividends and distributions to shareholders:
Net investment income	(0.47)	(0.88)	(0.79)	(0.67)	(0.61)
Return of capital	—	(0.00)[2]	—	—	—
Total dividends and distributions to shareholders	(0.47)	(0.88)	(0.79)	(0.67)	(0.61)
Net asset value, end of period	$44.09	$42.88	$42.26	$44.42	$46.65

TOTAL RETURN[3]	3.93%	3.55%	(3.11)%	(3.36)%	(5.61)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$30,861	$17,152	$12,679	$17,767	$4,665
Ratios to average net assets of:
Expenses	0.28%[4]	0.28%	0.28%	0.28%	0.29%[4,5]
Net investment income	2.18%[4]	1.91%	1.61%	1.38%	1.48%[4]
Portfolio turnover rate[6,7]	101%	209%	226%	424%	257%

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund	For the Six Months Ended February 28, 2018 (unaudited)	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Period July 9, 2015* through August 31, 2015
Net asset value, beginning of period	$50.94	$52.04	$49.64	$49.78
Investment operations:
Net investment income[1]	0.72	1.35	1.31	0.16
Net realized and unrealized gain (loss)	(1.77)	(0.85)	2.50	(0.18)
Total from investment operations	(1.05)	0.50	3.81	(0.02)
Dividends and distributions to shareholders:
Net investment income	(0.71)	(1.38)	(1.41)	(0.12)
Capital gains	—	(0.22)	—	—
Total dividends and distributions to shareholders	(0.71)	(1.60)	(1.41)	(0.12)
Net asset value, end of period	$49.18	$50.94	$52.04	$49.64

TOTAL RETURN[3]	(2.08)%	1.05%	7.81%	(0.04)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$383,599	$168,105	$109,285	$4,964
Ratios to average net assets of:
Expenses, net of expense waivers	0.12%[4]	0.12%	0.12%	0.12%[4]
Expenses, prior to expense waivers	0.20%[4]	0.20%	0.20%	0.20%[4]
Net investment income	2.89%[4]	2.69%	2.59%	2.21%[4]
Portfolio turnover rate[6,8]	68%	134%	141%	51%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]	Amount represents less than $0.005.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been waived by the investment advisor for WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (Notes 2 and 3).

[4]	Annualized.

[5]	Included in the expense ratio are proxy expenses (which are not annualized). Without these proxy expenses, the annualized expense ratio would have been 0.28%.

[6]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[7]

The portfolio turnover rates excluding TBA roll transactions for the periods ended February 28, 2018, August 31, 2017, August 31, 2016, August 31, 2015 and August 31, 2014 were 63%, 94%, 56%, 163% and 96%, respectively.

[8]	The portfolio turnover rates excluding TBA roll transactions for the periods ended February 28, 2018, August 31, 2017, August 31, 2016 and August 31, 2015 were 24%, 59%, 51% and 6%, respectively.

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	121

Financial Highlights (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Barclays Yield Enhanced U.S. Short-Term Aggregate Bond Fund	For the Six Months Ended February 28, 2018 (unaudited)	For the Period May 18, 2017* through August 31, 2017
Net asset value, beginning of period	$50.25	$50.06
Investment operations:
Net investment income[1]	0.52	0.26
Net realized and unrealized gain (loss)	(1.22)	0.17
Total from investment operations	(0.70)	0.43
Dividends and distributions to shareholders:
Net investment income	(0.49)	(0.24)
Capital gains	(0.06)	—
Total dividends and distributions to shareholders	(0.55)	(0.24)
Net asset value, end of period	$49.00	$50.25

TOTAL RETURN[2]	(1.39)%	0.86%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$29,399	$5,025
Ratios to average net assets of:
Expenses, net of expense waivers	0.12%[3]	0.12%[3]
Expenses, prior to expense waivers	0.20%[3]	0.20%[3]
Net investment income	2.16%[3]	1.76%[3]
Portfolio turnover rate[4,5]	106%	44%

WisdomTree Bloomberg Floating Rate Treasury Fund	For the Six Months Ended February 28, 2018 (unaudited)	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Period February 4, 2014* through August 31, 2014
Net asset value, beginning of period	$25.07	$25.03	$24.99	$24.99	$25.00
Investment operations:
Net investment income (loss)[1]	0.15	0.17	0.05	(0.01)	(0.01)
Net realized and unrealized gain	0.01	0.04	0.02	0.01	0.00 [6]
Total from investment operations	0.16	0.21	0.07	(0.00)[6]	(0.01)
Dividends and distributions to shareholders:
Net investment income	(0.15)	(0.17)	(0.03)	—	—
Capital gains	(0.03)	—	—	—	—
Total dividends and distributions to shareholders	(0.18)	(0.17)	(0.03)	—	—
Net asset value, end of period	$25.05	$25.07	$25.03	$24.99	$24.99

TOTAL RETURN[2]	0.65%	0.85%	0.28%	0.00%	(0.04)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$3,757	$1,254	$1,251	$1,250	$2,499
Ratios to average net assets of:
Expenses, net of expense waivers	0.15%[3]	0.15%	0.15%	0.15%	0.15%[3]
Expenses, prior to expense waivers	0.20%[3]	0.20%	0.20%	0.20%	0.20%[3]
Net investment income (loss)	1.23%[3]	0.68%	0.20%	(0.06)%	(0.06)%[3]
Portfolio turnover rate[4]	80%	160%	157%	118%	65%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[5]	The portfolio turnover rates excluding TBA roll transactions for the periods ended February 28, 2018 and August 31, 2017 were 84% and 22%, respectively.

[6]	Amount represents less than $0.005.

See Notes to Financial Statements.

122	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Financial Highlights (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets Corporate Bond Fund	For the Six Months Ended February 28, 2018 (unaudited)	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013
Net asset value, beginning of period	$72.91	$71.93	$69.13	$77.82	$72.97	$77.63
Investment operations:
Net investment income[1]	1.42	2.87	2.97	3.51	3.47	3.29
Net realized and unrealized gain (loss)	(1.09)	0.98	2.82	(8.61)	5.56	(4.69)
Total from investment operations	0.33	3.85	5.79	(5.10)	9.03	(1.40)
Dividends and distributions to shareholders:
Net investment income	(1.45)	(2.87)	(2.99)	(3.56)	(3.45)	(3.26)
Capital gains	—	—	—	—	(0.73)	—
Return of capital	—	—	—	(0.03)	—	—
Total dividends and distributions to shareholders	(1.45)	(2.87)	(2.99)	(3.59)	(4.18)	(3.26)
Net asset value, end of period	$71.79	$72.91	$71.93	$69.13	$77.82	$72.97

TOTAL RETURN[2]	0.44%	5.51%	8.71%	(6.69)%	12.71%	(2.00)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$50,251	$51,035	$57,543	$82,956	$116,737	$116,746
Ratios to average net assets of:
Expenses	0.60%[3]	0.60%	0.60%	0.60%	0.61%[4]	0.60%
Net investment income	3.94%[3]	4.03%	4.35%	4.79%	4.59%	4.22%
Portfolio turnover rate[5]	82%	36%	21%	25%	40%	37%

WisdomTree Emerging Markets Local Debt Fund	For the Six Months Ended February 28, 2018 (unaudited)	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013
Net asset value, beginning of period	$38.92	$37.59	$35.77	$47.13	$45.93	$51.16
Investment operations:
Net investment income[1]	1.07	2.07	2.00	2.17	2.26	2.22
Net realized and unrealized gain (loss)	0.15	1.00	1.57	(11.46)	0.64	(5.29)
Total from investment operations	1.22	3.07	3.57	(9.29)	2.90	(3.07)
Dividends and distributions to shareholders:
Net investment income	(0.98)	(0.82)	(0.59)	(1.95)	(1.02)	(2.01)
Capital gains	—	—	—	—	(0.14)	(0.15)
Return of capital	—	(0.92)	(1.16)	(0.12)	(0.54)	—
Total dividends and distributions to shareholders	(0.98)	(1.74)	(1.75)	(2.07)	(1.70)	(2.16)
Net asset value, end of period	$39.16	$38.92	$37.59	$35.77	$47.13	$45.93

TOTAL RETURN[2]	3.19%	8.46%	10.34%	(20.19)%	6.43%	(6.41)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$231,037	$256,851	$327,034	$479,267	$838,859	$1,442,209
Ratios to average net assets of:
Expenses	0.55%[3]	0.55%	0.55%	0.55%	0.56%[4]	0.55%
Net investment income	5.56%[3]	5.51%	5.59%	5.22%	4.84%	4.31%
Portfolio turnover rate[5]	22%	39%	46%	22%	78%	57%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]

Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.60% for the WisdomTree Emerging Markets Corporate Bond Fund and 0.55% for the WisdomTree Emerging Markets Local Debt Fund.

[5]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	123

Financial Highlights (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Interest Rate Hedged High Yield Bond Fund	For the Six Months Ended February 28, 2018 (unaudited)	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Period December 18, 2013* through August 31, 2014
Net asset value, beginning of period	$23.91	$23.39	$23.18	$24.86	$24.99
Investment operations:
Net investment income[1]	0.62	1.24	1.10	0.90	0.58
Net realized and unrealized gain (loss)	0.16	0.53	0.20	(1.67)	(0.08)
Total from investment operations	0.78	1.77	1.30	(0.77)	0.50
Dividends to shareholders:
Net investment income	(0.58)	(1.25)	(1.09)	(0.91)	(0.63)
Net asset value, end of period	$24.11	$23.91	$23.39	$23.18	$24.86

TOTAL RETURN[2]	3.30%	7.73%	5.92%	(3.15)%	1.99%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$144,635	$54,997	$14,037	$20,859	$14,916
Ratios to average net assets of:
Expenses	0.43%[3]	0.43%	0.43%	0.43%	0.44%[3,4]
Net investment income	5.20%[3]	5.19%	4.90%	3.75%	3.30%[3]
Portfolio turnover rate[5]	17%	57%	44%	55%	131%

WisdomTree Negative Duration High Yield Bond Fund	For the Six Months Ended February 28, 2018 (unaudited)	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Period December 18, 2013* through August 31, 2014
Net asset value, beginning of period	$20.40	$19.42	$20.83	$22.99	$25.02
Investment operations:
Net investment income[1]	0.52	1.04	0.93	0.83	0.56
Net realized and unrealized gain (loss)	0.98	0.97	(1.41)	(2.17)	(1.96)
Total from investment operations	1.50	2.01	(0.48)	(1.34)	(1.40)
Dividends to shareholders:
Net investment income	(0.54)	(1.03)	(0.93)	(0.82)	(0.63)
Net asset value, end of period	$21.36	$20.40	$19.42	$20.83	$22.99

TOTAL RETURN[2]	7.43%	10.44%	(2.22)%	(5.91)%	(5.69)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$19,223	$16,319	$9,712	$12,499	$4,597
Ratios to average net assets of:
Expenses	0.48%[3]	0.48%	0.48%	0.48%	0.49%[3,4]
Net investment income	5.08%[3]	5.03%	4.78%	3.82%	3.28%[3]
Portfolio turnover rate[5]	44%	71%	43%	34%	182%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]

Included in the expense ratio are proxy expenses (which are not annualized). Without these proxy expenses, the annualized expense ratio would have been 0.43% for the WisdomTree Interest Rate Hedged High Yield Bond Fund and 0.48% for the WisdomTree Negative Duration High Yield Bond Fund.

[5]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

124	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Financial Highlights (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree CBOE Russell 2000 PutWrite Strategy Fund	For the Period February 1, 2018* through February 28, 2018 (unaudited)
Net asset value, beginning of period	$24.92
Investment operations:
Net investment income[1]	0.01
Net realized and unrealized loss	(0.74)
Total from investment operations	(0.73)
Net asset value, end of period	$24.19

TOTAL RETURN[2]	(2.93)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,420
Ratios to average net assets of:
Expenses, net of expense waivers	0.43%[3]
Expenses, prior to expense waivers	0.49%[3]
Net investment income	0.30%[3]
Portfolio turnover rate[4]	0%

WisdomTree CBOE S&P 500 PutWrite Strategy Fund	For the Six Months Ended February 28, 2018 (unaudited)	For the Year Ended August 31, 2017	For the Period February 24, 2016* through August 31, 2016
Net asset value, beginning of period	$29.23	$27.05	$25.10
Investment operations:
Net investment income (loss)[1]	0.08	0.06	(0.02)
Net realized and unrealized gain	0.38	2.74	1.97
Total from investment operations	0.46	2.80	1.95
Dividends and distributions to shareholders:
Net investment income	(0.06)	—	—
Capital gains	(0.97)	(0.62)	—
Total dividends and distributions to shareholders	(1.03)	(0.62)	—
Net asset value, end of period	$28.66	$29.23	$27.05

TOTAL RETURN[2]	1.52%	10.52%	7.77%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$203,478	$204,635	$16,229
Ratios to average net assets of:
Expenses, net of expense waivers	0.38%[3]	0.38%	0.38%[3]
Expenses, prior to expense waivers	0.44%[3]	0.44%	0.44%[3]
Net investment income (loss)	0.58%[3]	0.21%	(0.18)%[3]
Portfolio turnover rate[4]	0%	0%	0%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	125

Financial Highlights (concluded)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Managed Futures Strategy Fund (consolidated)	For the Six Months Ended February 28, 2018 (unaudited)	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013
Net asset value, beginning of period	$38.84	$41.12	$41.17	$42.15	$41.92	$41.47
Investment operations:
Net investment income (loss)[1]	0.07	(0.07)	(0.33)	(0.40)	(0.39)	(0.37)
Net realized and unrealized gain (loss)	0.66	(2.21)	0.28	(0.58)	0.62	0.82
Total from investment operations	0.73	(2.28)	(0.05)	(0.98)	0.23	0.45
Net asset value, end of period	$39.57	$38.84	$41.12	$41.17	$42.15	$41.92

TOTAL RETURN[2]	1.88%	(5.54)%[3]	(0.12)%	(2.33)%	0.55%	1.09%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$170,162	$170,879	$180,941	$214,083	$177,043	$142,531
Ratios to average net assets of:
Expenses, net of expense waivers	0.65%[4]	0.65%	0.91%	0.95%	0.96%[5]	0.95%
Expenses, prior to expense waivers	0.75%[4]	0.75%	0.92%	0.95%	0.96%[5]	0.95%
Net investment income (loss)	0.37%[4]	(0.18)%	(0.80)%	(0.93)%	(0.94)%	(0.90)%
Portfolio turnover rate[6]	0%	0%	0%	0%	0%	0%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain futures contract transactions during the period. Excluding this voluntary reimbursement, total return would have been 0.08% lower.

[4]	Annualized.

[5]

Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio (net of expense waivers) would have been 0.95% and the expense ratio (prior to expense waivers) would have been 0.95%.

[6]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

126	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of February 28, 2018, the Trust consisted of 89 operational investment funds (each a “Fund”, collectively, the “Funds”). In accordance with Accounting Standards Update (“ASU”) 2013-08, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies. These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Bloomberg U.S. Dollar Bullish Fund (“U.S. Dollar Bullish Fund” and also referred to herein as “Currency Strategy Funds”)	December 18, 2013
WisdomTree Brazilian Real Strategy Fund (“Brazilian Real Strategy Fund” and also referred to herein as “Currency Strategy Funds”)	May 14, 2008
WisdomTree Chinese Yuan Strategy Fund (“Chinese Yuan Strategy Fund” and also referred to herein as “Currency Strategy Funds”)	May 14, 2008
WisdomTree Emerging Currency Strategy Fund (“Emerging Currency Strategy Fund” and also referred to herein as “Currency Strategy Funds”)	May 6, 2009
WisdomTree Asia Local Debt Fund (“Asia Local Debt Fund”)	March 17, 2011
WisdomTree Barclays Interest Rate Hedged U.S. Aggregate Bond Fund (“Interest Rate Hedged U.S. Aggregate Bond Fund” and also referred to herein as “Duration Funds”)	December 18, 2013
WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund (“Negative Duration U.S. Aggregate Bond Fund” and also referred to herein as “Duration Funds”)	December 18, 2013
WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (“Yield Enhanced U.S. Aggregate Bond Fund”)	July 9, 2015
WisdomTree Barclays Yield Enhanced U.S. Short-Term Aggregate Bond Fund (“Yield Enhanced U.S. Short-Term Aggregate Bond Fund”)	May 18, 2017
WisdomTree Bloomberg Floating Rate Treasury Fund (“Floating Rate Treasury Fund”)	February 4, 2014
WisdomTree Emerging Markets Corporate Bond Fund (“Emerging Markets Corporate Bond Fund”)	March 8, 2012
WisdomTree Emerging Markets Local Debt Fund (“Emerging Markets Local Debt Fund”)	August 9, 2010
WisdomTree Interest Rate Hedged High Yield Bond Fund (“Interest Rate Hedged High Yield Bond Fund” and also referred to herein as “Duration Funds”)	December 18, 2013
WisdomTree Negative Duration High Yield Bond Fund (“Negative Duration High Yield Bond Fund” and also referred to herein as “Duration Funds”)	December 18, 2013
WisdomTree CBOE Russell 2000 PutWrite Strategy Fund (“CBOE Russell 2000 PutWrite Strategy Fund”)	February 1, 2018
WisdomTree CBOE S&P 500 PutWrite Strategy Fund (“CBOE S&P 500 PutWrite Strategy Fund”)	February 24, 2016
WisdomTree Managed Futures Strategy Fund (“Managed Futures Strategy Fund”) (consolidated)	January 5, 2011

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Basis of Consolidation — The financial statements of the Managed Futures Strategy Fund (the “Parent Fund”), include the accounts of WisdomTree Managed Futures Portfolio I, a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). For the Parent Fund, the accompanying financial statements reflect the financial position and results of operations on a consolidated basis with its Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The Parent Fund seeks to gain exposure to commodity markets, in whole or in part, through investments in its Subsidiary. The Parent Fund’s investment in its Subsidiary may not exceed 25% of the Parent Fund’s total assets at the end of each fiscal quarter in order to meet the requirements for qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended.

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	127

Notes to Financial Statements (unaudited) (continued)

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions or large investors may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less and to-be-announced (“TBA”) securities) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities may consider such factors as recent transactions, indications from broker-dealers yields and quoted prices on similar securities, and market sentiment for the type of security. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Repurchase agreements are valued at par which represents their fair value. Except for U.S. Dollar Bullish Fund, foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time. U.S. Dollar Bullish Fund uses WM/Reuters closing spot and forward rates as of 4:00 p.m. Eastern time to value foreign currency contracts. For the Chinese Yuan Strategy Fund, Emerging Currency Strategy Fund, Asia Local Debt Fund, Emerging Markets Corporate Bond Fund and the Emerging Markets Local Debt Fund, WM/Reuters closing spot and forward rates as of 2:00 p.m. Singapore time are used to value forward foreign currency contracts in the following Asian currencies: Chinese renminbi, Chinese yuan, Hong Kong dollar, Indian rupee, Indonesian rupiah, Malaysian ringgit, Philippine peso, Singapore dollar, South Korean won, Taiwan dollar, and the Thai baht. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade. Option contracts generally are valued at the mean of the closing bid/ask price on which they trade. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WisdomTree Asset Management, Inc. (“WTAM”) and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

128	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited) (continued)

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Pricing Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Pricing Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The following is a summary of the fair valuations according to the inputs used as of February 28, 2018 in valuing each Fund’s assets:

U.S. Dollar Bullish Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$49,092,874	$—
Total	$—	$49,092,874	$—
Unrealized Appreciation on Foreign Currency Contracts	—	2,021,383	—
Unrealized Depreciation on Foreign Currency Contracts	—	(665,994)	—
Total - Net	$—	$50,448,263	$—

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	129

Notes to Financial Statements (unaudited) (continued)

Brazilian Real Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$9,947,727	$—
Repurchase Agreement	—	4,800,000	—
Total	$—	$14,747,727	$—
Unrealized Appreciation on Foreign Currency Contracts	—	197,211	—
Unrealized Depreciation on Foreign Currency Contracts	—	(150,636)	—
Total - Net	$—	$14,794,302	$—

Chinese Yuan Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$25,055,991	$—
Repurchase Agreement	—	12,560,000	—
Total	$—	$37,615,991	$—
Unrealized Appreciation on Foreign Currency Contracts	—	1,276,116	—
Unrealized Depreciation on Foreign Currency Contracts	—	(29,996)	—
Total - Net	$—	$38,862,111	$—

Emerging Currency Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$28,875,003	$—
Repurchase Agreement	—	14,600,000	—
Total	$—	$43,475,003	$—
Unrealized Appreciation on Foreign Currency Contracts	—	134,420	—
Unrealized Depreciation on Foreign Currency Contracts	—	(342,630)	—
Total - Net	$—	$43,266,793	$—

Asia Local Debt Fund	Level 1	Level 2	Level 3
Foreign Government Agencies	$—	$3,623,233	$—
Foreign Government Obligations	—	15,770,256	—
Supranational Bonds	—	768,354	—
Total	$—	$20,161,843	$—
Unrealized Appreciation on Foreign Currency Contracts	—	31,575	—
Unrealized Depreciation on Foreign Currency Contracts	—	(20,263)	—
Total - Net	$—	$20,173,155	$—

Interest Rate Hedged U.S. Aggregate Bond Fund	Level 1	Level 2	Level 3
U.S. Government Agencies	$—	$8,137,702	$—
U.S. Government Obligations	—	10,196,415	—
Corporate Bonds	—	7,038,540	—
Foreign Corporate Bonds	—	711,987	—
Foreign Government Obligations	—	351,507	—
Supranational Bond	—	23,921	—
Commercial Mortgage-Backed Securities	—	798,396	—
Municipal Bond	—	181,131	—
Asset-Backed Securities	—	143,210	—
Investment of Cash Collateral for Securities Loaned	—	130,218	—
Total	$—	$27,713,027	$—
Unrealized Appreciation on Futures Contracts	49,119	—	—
Total - Net	$49,119	$27,713,027	$—

130	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited) (continued)

Negative Duration U.S. Aggregate Bond Fund	Level 1	Level 2	Level 3
U.S. Government Agencies	$—	$8,597,747	$—
U.S. Government Obligations	—	10,557,430	—
Corporate Bonds	—	7,580,562	—
Foreign Corporate Bonds	—	1,535,837	—
Foreign Government Agencies	—	202,282	—
Foreign Government Obligations	—	237,634	—
Supranational Bonds	—	183,078	—
Commercial Mortgage-Backed Securities	—	548,116	—
Municipal Bonds	—	58,697	—
Asset-Backed Securities	—	203,647	—
Investment of Cash Collateral for Securities Loaned	—	44,500	—
Total	$—	$29,749,530	$—
Unrealized Appreciation on Futures Contracts	58,793	—	—
U.S. Government Agencies Sold Short	—	(99,882)	—
Total - Net	$58,793	$29,649,648	$—

Yield Enhanced U.S. Aggregate Bond Fund	Level 1	Level 2	Level 3
U.S. Government Agencies	$—	$94,712,888	$—
U.S. Government Obligations	—	59,893,360	—
Corporate Bonds	—	156,370,131	—
Foreign Corporate Bonds	—	29,631,524	—
Foreign Government Agencies	—	552,496	—
Foreign Government Obligations	—	11,830,905	—
Commercial Mortgage-Backed Securities	—	26,455,678	—
Municipal Bonds	—	1,150,416	—
Investment of Cash Collateral for Securities Loaned	—	935,215	—
Total	$—	$381,532,613	$—

Yield Enhanced U.S. Short-Term Aggregate Bond Fund	Level 1	Level 2	Level 3
U.S. Government Agencies	$—	$1,110,768	$—
U.S. Government Obligations	—	8,019,606	—
Corporate Bonds	—	15,023,218	—
Foreign Corporate Bonds	—	2,754,711	—
Foreign Government Obligations	—	615,412	—
Commercial Mortgage-Backed Securities	—	2,701,762	—
Total	$—	$30,225,477	$—

Floating Rate Treasury Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$3,748,293	$—
Total	$—	$3,748,293	$—

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	131

Notes to Financial Statements (unaudited) (continued)

Emerging Markets Corporate Bond Fund	Level 1	Level 2	Level 3
Foreign Corporate Bonds	$—	$45,747,259	$—
Foreign Government Agencies	—	1,948,996	—
Foreign Government Obligations	—	609,900	—
Investment of Cash Collateral for Securities Loaned	—	2,220,845	—
Total	$—	$50,527,000	$—
Unrealized Appreciation on Futures Contracts	8,533	—	—
Unrealized Depreciation on Futures Contracts	(17,835)	—	—
Total - Net	$(9,302)	$50,527,000	$—

Emerging Markets Local Debt Fund	Level 1	Level 2	Level 3
Foreign Government Agencies	$—	$2,325,067	$—
Foreign Government Obligations	—	202,137,412	—
Supranational Bonds	—	9,926,999	—
Total	$—	$214,389,478	$—
Unrealized Appreciation on Foreign Currency Contracts	—	411,909	—
Unrealized Depreciation on Foreign Currency Contracts	—	(44,396)	—
Total - Net	$—	$214,756,991	$—

Interest Rate Hedged High Yield Bond Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$120,162,891	$—
Foreign Corporate Bonds	—	18,389,302	—
Investment of Cash Collateral for Securities Loaned	—	11,130,435	—
Total	$—	$149,682,628	$—
Unrealized Appreciation on Futures Contracts	123,933	—	—
Total - Net	$123,933	$149,682,628	$—

Negative Duration High Yield Bond Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$16,777,695	$—
Foreign Corporate Bonds	—	1,562,519	—
Investment of Cash Collateral for Securities Loaned	—	1,376,358	—
Total	$—	$19,716,572	$—
Unrealized Appreciation on Futures Contracts	36,528	—	—
Total - Net	$36,528	$19,716,572	$—

CBOE Russell 2000 PutWrite Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$1,499,245	$—
Total	$—	$1,499,245	$—
Written Options	(58,240)	—	—
Total - Net	$(58,240)	$1,499,245	$—

CBOE S&P 500 PutWrite Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$150,195,150	$—
Total	$—	$150,195,150	$—
Written Options	(3,243,745)	—	—
Total - Net	$(3,243,745)	$150,195,150	$—

132	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited) (continued)

Managed Futures Strategy Fund (consolidated)	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$152,872,722	$—
Total	$—	$152,872,722	$—
Unrealized Appreciation on Foreign Currency Contracts	—	499,357	—
Unrealized Depreciation on Foreign Currency Contracts	—	(463,380)	—
Unrealized Appreciation on Futures Contracts	928,099	—	—
Unrealized Depreciation on Futures Contracts	(1,786,185)	—	—
Total - Net	$(858,086)	$152,908,699	$—

There were no Level 3 securities at or during the six months or period ended February 28, 2018.

The Funds have elected to use the beginning of period method for transfers between fair value measurement levels.

There were no transfers into or out of any fair value measurement levels during the six months or period ended February 28, 2018.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts, futures contracts and options contracts during the period ended February 28, 2018 and open positions in such derivatives as of February 28, 2018 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to credit risk. Credit risk is where the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security or where the counterparty to a derivative contract might default on its obligations. The Funds’ derivative agreements also contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at February 28, 2018 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund, as disclosed on page 140. At February 28, 2018, no event occurred that triggered a credit-risk-related contingent feature. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of February 28, 2018, if any, is reflected as a footnote below the respective derivatives tables on each Fund’s Schedule of Investments.

As of February 28, 2018, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

Fund	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
U.S. Dollar Bullish Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	$2,021,383	Unrealized depreciation on foreign currency contracts	$665,994
Brazilian Real Strategy Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	197,211	Unrealized depreciation on foreign currency contracts	150,636
Chinese Yuan Strategy Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	1,276,116	Unrealized depreciation on foreign currency contracts	29,996
Emerging Currency Strategy Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	134,420	Unrealized depreciation on foreign currency contracts	342,630
Asia Local Debt Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	31,575	Unrealized depreciation on foreign currency contracts	20,263
Interest Rate Hedged U.S. Aggregate Bond Fund
Interest rate contracts	Unrealized appreciation on futures contracts*	49,119	Unrealized depreciation on futures contracts*	—
Negative Duration U.S. Aggregate Bond Fund
Interest rate contracts	Unrealized appreciation on futures contracts*	58,793	Unrealized depreciation on futures contracts*	—

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Notes to Financial Statements (unaudited) (continued)

Fund	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Emerging Markets Corporate Bond Fund
Interest rate contracts	Unrealized appreciation on futures contracts*	$8,533	Unrealized depreciation on futures contracts*	$17,835
Emerging Markets Local Debt Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	411,909	Unrealized depreciation on foreign currency contracts	44,396
Interest Rate Hedged High Yield Bond Fund
Interest rate contracts	Unrealized appreciation on futures contracts*	123,933	Unrealized depreciation on futures contracts*	—
Negative Duration High Yield Bond Fund
Interest rate contracts	Unrealized appreciation on futures contracts*	36,528	Unrealized depreciation on futures contracts*	—
CBOE Russell 2000 PutWrite Strategy Fund
Equity contracts			Written options, at value	58,240
CBOE S&P 500 PutWrite Strategy Fund
Equity contracts			Written options, at value	3,243,745
Managed Futures Strategy Fund (consolidated)
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	499,357	Unrealized depreciation on foreign currency contracts	463,380
	Unrealized appreciation on futures contracts*	756	Unrealized depreciation on futures contracts*	877
Commodity contracts	Unrealized appreciation on futures contracts*	712,588	Unrealized depreciation on futures contracts*	1,785,308
Interest rate contracts	Unrealized appreciation on futures contracts*	214,755	Unrealized depreciation on futures contracts*	—
*	Includes cumulative appreciation (depreciation) of futures contracts as reported in each Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities. Please see Note 2 (Futures Contracts) on pages 137 and 138 for additional information regarding balance sheet location of balances associated with futures contracts.

For the six months or period ended February 28, 2018, the effects of derivative instruments on each Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
U.S. Dollar Bullish Fund
Foreign exchange contracts	$(2,051,363)	$1,277,698
Brazilian Real Strategy Fund
Foreign exchange contracts	653,284	(874,604)
Chinese Yuan Strategy Fund
Foreign exchange contracts	2,101,120	48,618
Emerging Currency Strategy Fund
Foreign exchange contracts	2,501,622	(730,077)
Asia Local Debt Fund
Foreign exchange contracts	(21,311)	12,692
Interest Rate Hedged U.S. Aggregate Bond Fund
Interest rate contracts	814,888	103,042
Negative Duration U.S. Aggregate Bond Fund
Interest rate contracts	1,057,863	134,157
Emerging Markets Corporate Bond Fund
Interest rate contracts	272,807	(12,849)
Emerging Markets Local Debt Fund
Foreign exchange contracts	(309,724)	406,232
Interest Rate Hedged High Yield Bond Fund
Interest rate contracts	1,240,295	162,958
Negative Duration High Yield Bond Fund
Interest rate contracts	733,659	97,375

134	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited) (continued)

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
CBOE Russell 2000 PutWrite Strategy Fund
Equity contracts	$(80,680)	$(16,640)
CBOE S&P 500 PutWrite Strategy Fund
Equity contracts	2,770,436	(2,291,104)
Managed Futures Strategy Fund (consolidated)
Foreign exchange contracts	(1,297,969)	318,219
Commodity contracts	5,222,231	(1,586,741)
Interest rate contracts	(40,136)	(29,563)
[1]	Realized gains (losses) on derivatives are located on the Statements of Operations as follows:

Equity contracts	Net realized gain (loss) from written options
Foreign exchange contracts	Net realized gain (loss) from foreign currency contracts and futures contracts
Commodity contracts	Net realized gain (loss) from futures contracts
Interest rate contracts	Net realized gain (loss) from futures contracts

[2]	Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:

Equity contracts	Net increase (decrease) in unrealized appreciation/depreciation from written options
Foreign exchange contracts	Net increase (decrease) in unrealized appreciation/depreciation from futures contracts and foreign currency contracts
Commodity contracts	Net increase (decrease) in unrealized appreciation/depreciation from futures contracts
Interest rate contracts	Net increase (decrease) in unrealized appreciation/depreciation from futures contracts

During the six months or period ended February 28, 2018, the volume of derivative activity (based on the average of month-end balances) for each Fund was as follows:

Fund	Average Notional
	Foreign currency contracts (to deliver)	Foreign currency contracts (to receive)	Futures contracts (long)	Futures contracts (short)	Written options
U.S. Dollar Bullish Fund
Foreign exchange contracts	$128,352,706	$242,094,763	$—	$—	$—
Brazilian Real Strategy Fund
Foreign exchange contracts	32,476,887	13,574,657	—	—	—
Chinese Yuan Strategy Fund
Foreign exchange contracts	50,469,727	12,432,829	—	—	—
Emerging Currency Strategy Fund
Foreign exchange contracts	65,998,444	16,369,051	—	—	—
Asia Local Debt Fund
Foreign exchange contracts	3,309,162	1,063,034	—	—	—
Interest Rate Hedged U.S. Aggregate Bond Fund
Interest rate contracts	—	—	—	25,144,200	—
Negative Duration U.S. Aggregate Bond Fund
Interest rate contracts	—	—	—	20,110,460	—
Emerging Markets Corporate Bond Fund
Interest rate contracts	—	—	8,035,617	8,109,920	—
Emerging Markets Local Debt Fund
Foreign exchange contracts	11,910,288	6,307,570	—	—	—
Interest Rate Hedged High Yield Bond Fund
Interest rate contracts	—	—	—	70,156,295	—
Negative Duration High Yield Bond Fund
Interest rate contracts	—	—	—	17,079,489	—
CBOE Russell 2000 PutWrite Strategy Fund
Equity contracts	—	—	—	—	2,464,000
CBOE S&P 500 PutWrite Strategy Fund
Equity contracts	—	—	—	—	255,004,429

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Notes to Financial Statements (unaudited) (continued)

Fund	Average Notional
	Foreign currency contracts (to deliver)	Foreign currency contracts (to receive)	Futures contracts (long)	Futures contracts (short)	Written options
Managed Futures Strategy Fund (consolidated)
Commodity contracts	$—	$—	$56,004,424	$30,752,343	$—
Foreign exchange contracts	14,183,630	15,082,324	33,183,052	4,997,451	—
Interest rate contracts	—	—	3,912,625	10,249,473	—

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Interest income (including amortization of premiums and accretion of discounts), net of any foreign taxes withheld, is accrued daily. Generally, amortization of premiums and accretion of discounts are recognized daily using the interest method (also known as scientific amortization method). Payment-in-kind (“PIK”) interest income is accrued daily and the increase in a security’s principal amount related to such PIK interest income is recorded on the coupon payment date. Dividend income is recognized on the ex-dividend date.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of net realized gain (loss) from investment transactions and net increase (decrease) in unrealized appreciation (depreciation) from investment transactions, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses from foreign currency contracts are included in net realized gain (loss) from foreign currency contracts and net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends/interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) from foreign currency related transactions and/or increase (decrease) in unrealized appreciation (depreciation) from translation of assets and liabilities denominated in foreign currencies in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses/Reimbursements — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the partition or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent

136	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited) (continued)

Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Repurchase Agreements — Each Fund may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which a Fund acquires securities or other obligations as collateral from a commercial bank or securities broker-dealer and simultaneously commits to resell them to the counterparty at an agreed upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the acquired obligations. This is designed to result in a fixed rate of return for the Fund insulated from market fluctuations during the holding period. Each Fund maintains custody of the acquired collateral prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains separate accounts for both the Fund and the counterparty. Because repurchase agreements are collateralized by securities, they are subject to market and credit risk on the acquired collateral in addition to counterparty credit risk. The acquired collateral is valued on a daily basis at fair value to ensure that the value, including accrued interest, is at least equal to the repurchase price. If the acquired collateral declines in value and becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral value is at least equal to the repurchase price plus any agreed-upon additional amount. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Forward Foreign Currency Contracts — The Currency Strategy Funds, except the U.S. Dollar Bullish Fund, utilized forward foreign currency contracts (“Forward Contract”) to obtain net long exposure to foreign currencies consistent with each Currency Strategy Fund’s investment objective. The U.S. Dollar Bullish Fund utilized Forward Contracts to obtain net short exposure to foreign currencies consistent with its investment objective. The Asia Local Debt Fund and the Emerging Markets Local Debt Fund utilized Forward Contracts to obtain long and short exposures to foreign currencies consistent with each Fund’s investment objective. The Managed Futures Strategy Fund utilized Forward Contracts to obtain long and short exposures to the Japanese Yen consistent with its investment objective. A Forward Contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a Forward Contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a Forward Contract, it may receive collateral from the counterparty.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds and included in net increase (decrease) in unrealized appreciation (depreciation) from foreign currency contracts on the Statements of Operations. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have settled are included in net realized gain (loss) from foreign currency contracts on the Statements of Operations.

Futures Contracts — The Duration Funds utilized futures contracts to obtain short exposure to U.S. Treasury bonds to hedge against a rise in interest rates. The Emerging Markets Corporate Bond Fund utilized futures contracts on U.S. Treasury bonds to manage interest rate risk. The Managed Futures Strategy Fund utilized futures contracts to obtain long and short exposures to currencies, commodities and interest rates consistent with its investment objective. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts payments may be made or received at settlement. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures. The current one-day variation margin on open futures contracts is shown on the Statements of Assets and Liabilities as either a receivable or a payable for “Net variation margin on futures contracts”. The prior variation margins on both open and closed futures contracts are shown in the Statements of Assets and Liabilities, in whole or in part, as a component of, or an offset to,

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Notes to Financial Statements (unaudited) (continued)

“Cash” and/or “Deposits at broker for futures contracts”. When a Fund purchases or sells a futures contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, a Fund will segregate assets consisting of, or take other measures with respect to, cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, will “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. This will function as a practical limit on the amount of leverage which a Fund may undertake and on the potential increase in the speculative character of a Fund’s outstanding portfolio securities.

Options Contracts — The CBOE Russell 2000 PutWrite Strategy Fund and the CBOE S&P 500 PutWrite Strategy Fund (the “Funds”) utilized option contracts by writing put options on the Russell 2000 and S&P 500 Indexes, respectively, consistent with their investment objective. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security or financial instrument. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security or financial instrument. A premium is paid to the writer of an option as consideration for undertaking the obligation in the contract. The Funds may purchase and write options on an exchange or over the counter (“OTC”). OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of nonperformance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker.

When the Funds purchase an option, an amount equal to the premium paid by the Funds is recorded as an asset, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Funds realize a loss equal to the amount of premium paid. When a security or financial instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the security or financial instrument acquired or deducted from the proceeds of the security or financial instrument sold.

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Funds’ basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Funds from the exercise of the written put option to form the Funds’ basis in the underlying security purchased.

The purchaser or writer of an option may close the position before the exercise of the option by entering into a closing transaction. In the case of a written option, the cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Funds. With respect to a purchased option, the original premium paid is deducted from the proceeds received from a closing transaction resulting in a realized gain or loss to the Funds.

Written options may constitute a fair value guarantee on a financial asset under the provisions of FASB Codification Topic 460 —Guarantees. The Fund’s maximum payout for written put options is limited to the number of contracts written and the associated strike prices. At February 28, 2018, the CBOE Russell 2000 PutWrite Strategy Fund’s maximum payout for written put options was $2,464,000. At February 28, 2018, the CBOE S&P 500 PutWrite Strategy Fund’s maximum payout for written put options was $207,039,500. The maximum payout for written call options is potentially unlimited to the extent that the written call option is uncovered.

The Funds’ risk associated with purchasing put and call options is limited to the premiums paid. The risk in writing a covered call option is that the Funds may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing an uncovered call option is that the Funds are exposed to the risk of loss if the market price of the underlying security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.

Other significant risks associated with the Funds’ use of options contracts may include the following: (1) the success of a strategy may depend on the Fund adviser’s ability to predict movements in the prices of individual commodities, currencies or securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the commodities, currencies or securities and the price of options; (3) although the Funds intend to enter into options contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in options contracts.

138	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited) (continued)

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees, all of which are included in the securities lending income earned by the Funds and disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

Master Netting Arrangements — ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) is generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASU 2011-11 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), including Forward Contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g. foreign exchange contracts, options and certain swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

Repurchase agreements are subject to the terms and conditions of a Master Repurchase Agreement (“Master Repurchase Agreement”) between a Fund and a counterparty. In the event of a default or failure by a party to perform an obligation with respect to a repurchase transaction, the Master Repurchase Agreement gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with a repurchase transaction against obligations owed to the non-defaulting party.

A Fund’s security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Fund and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower, collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the

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Notes to Financial Statements (unaudited) (continued)

securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

The Funds’ futures contracts and option contracts are all exchange traded and are not subject to master netting arrangements. Therefore, all futures contracts and option contracts are excluded from the master netting table below.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement, Master Repurchase Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of February 28, 2018, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement, Master Repurchase Agreement and the Lending Agreement are detailed in the following table:

	Assets				Liabilities
	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
Fund		Financial Instruments	Collateral Received			Financial Instruments	Collateral Posted
U.S. Dollar Bullish Fund
Foreign Currency Contracts	$2,021,383	$(665,994)	$—	$1,355,389	$665,994	$(665,994)	$—	$—
Brazilian Real Strategy Fund
Repurchase Agreements	4,800,000	—	(4,800,000)[1]	—	—	—	—	—
Foreign Currency Contracts	197,211	(80,933)	—	116,278	150,636	(80,933)	—	69,703
Chinese Yuan Strategy Fund
Repurchase Agreements	12,560,000	—	(12,560,000)[1]	—	—	—	—	—
Foreign Currency Contracts	1,276,116	(29,996)	—	1,246,120	29,996	(29,996)	—	—
Emerging Currency Strategy Fund
Repurchase Agreements	14,600,000	—	(14,600,000)[1]	—	—	—	—	—
Foreign Currency Contracts	134,420	(26,772)	—	107,648	342,630	(26,772)	(36,780)[1]	279,078
Asia Local Debt Fund
Foreign Currency Contracts	31,575	(2,371)	—	29,204	20,263	(2,371)	—	17,892
Interest Rate Hedged U.S. Aggregate Bond Fund
Securities Lending	126,821	—	(126,821)[1]	—	—	—	—	—
Negative Duration U.S. Aggregate Bond Fund
Securities Lending	42,795	—	(42,795)[1]	—	—	—	—	—
Yield Enhanced U.S. Aggregate Bond Fund
Securities Lending	907,003	—	(907,003)[1]	—	—	—	—	—
Emerging Markets Corporate Bond Fund
Securities Lending	1,979,785	—	(1,979,785)[1]	—	—	—	—	—
Emerging Markets Local Debt Fund
Foreign Currency Contracts	411,909	(36,314)	—	375,595	44,396	(36,314)	—	8,082
Interest Rate Hedged High Yield Bond Fund
Securities Lending	10,915,536	—	(10,915,536)[1]	—	—	—	—	—
Negative Duration High Yield Bond Fund
Securities Lending	1,327,842	—	(1,327,842)[1]	—	—	—	—	—
Managed Futures Strategy Fund (consolidated)
Foreign Currency Contracts	499,357	(304,330)	—	195,027	463,380	(304,330)	—	159,050
[1]	The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

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Notes to Financial Statements (unaudited) (continued)

To-be-announced Transactions — Interest Rate Hedged U.S. Aggregate Bond Fund, Negative Duration U.S. Aggregate Bond Fund, Yield Enhanced U.S. Aggregate Bond Fund and the Yield Enhanced U.S. Short-Term Aggregate Bond Fund invest in U.S. agency mortgage-backed pass-through securities which are securities issued by entities such as Government National Mortgage Association and Federal National Mortgage Association that are backed by pools of mortgages. Most transactions in mortgage-backed pass-through securities occur for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, referred to as a “to-be-announced transaction” or “TBA Transaction.” In a TBA Transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. The actual pools delivered generally are determined a few days prior to the settlement date; however, it is not anticipated that the Interest Rate Hedged U.S. Aggregate Bond Fund, Negative Duration U.S. Aggregate Bond Fund, Yield Enhanced U.S. Aggregate Bond Fund and the Yield Enhanced U.S. Short-Term Aggregate Bond Fund will take delivery of pools, but instead will participate in rolling TBA Transactions whereby instead of receiving pools on the purchase settlement date, the position is offset by a current sale of the TBA security with a simultaneous forward purchase of a substantially similar TBA security (i.e. same type, coupon, maturity) to settle on a specified future date.

Short Sale Transactions — Each Fund may enter into “short sale” transactions in which a Fund sells a security that it does not own in anticipation of a decline in the market price of that security. When a Fund enters into a short sale transaction, the Fund will borrow the security and deliver it to the counterparty to which the Fund sold the security short. An amount equal to the proceeds received by the Fund is reflected as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently marked-to-market to reflect the current market value of the securities sold short. Any interest or dividends that accrue on the securities borrowed are shown as an interest expense or dividend expense in the Statement of Operations of the Fund. A realized gain, limited to the proceeds received at which the Fund sold the security short, or a realized loss, unlimited as to the dollar amount, will be recognized upon the termination of a short sale if the cost to close out the short sale transaction is either less than (in the case of a gain) or greater than (in the case of a loss) the proceeds received. The risk of loss on a short sale transaction is potentially unlimited unlike the risk of loss on a long position, which is limited to the amount paid for the investment plus transaction costs. Funds entering into short sale transactions are exposed to the risk that they may be unable to close out a short sale position at any particular time or at an acceptable price.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with the requirements of the Code and the U.S. Treasury regulations. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for BNY Mellon Asset Management North America Corporation (“MCM”) to provide sub-advisory services to the Funds, except for Yield Enhanced U.S. Short-Term Aggregate Bond Fund and Emerging Markets Corporate Bond Fund which are sub-advised by Voya Investment Management Co., LLC (“Voya IM”). MCM and Voya IM are compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum

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Notes to Financial Statements (unaudited) (continued)

of each Fund’s average daily net assets. WTAM expects to receive advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate (before fee waiver)	Advisory Fee Waiver[1]	Advisory Fee Waiver Expiration Date
U.S. Dollar Bullish Fund	0.50%	—	—
Brazilian Real Strategy Fund	0.45%	—	—
Chinese Yuan Strategy Fund	0.45%	—	—
Emerging Currency Strategy Fund	0.55%	—	—
Asia Local Debt Fund	0.55%	—	—
Interest Rate Hedged U.S. Aggregate Bond Fund	0.23%	—	—
Negative Duration U.S. Aggregate Bond Fund	0.28%	—	—
Yield Enhanced U.S. Aggregate Bond Fund	0.20%	(0.08)%	December 31, 2018
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	0.20%	(0.08)%	December 31, 2018
Floating Rate Treasury Fund	0.20%	(0.05)%	December 31, 2018
Emerging Markets Corporate Bond Fund	0.60%	—	—
Emerging Markets Local Debt Fund	0.55%	—	—
Interest Rate Hedged High Yield Bond Fund	0.43%	—	—
Negative Duration High Yield Bond Fund	0.48%	—	—
CBOE Russell 2000 PutWrite Strategy Fund	0.49%	(0.06)%	December 31, 2018
CBOE S&P 500 PutWrite Strategy Fund	0.44%	(0.06)%	December 31, 2018
Managed Futures Strategy Fund (consolidated)	0.75%	(0.10)%	December 31, 2018
[1]

WTAM has contractually agreed to waive a portion of its advisory fee by the waiver amount listed per annum based on the average daily net assets through the expiration date listed, unless earlier terminated by the Board of Trustees of the Trust for any reason. The dollar amount of contractual fee waivers are included in “Expense waivers” on the Statements of Operations.

During the fiscal period ended February 28, 2018, the U.S. Dollar Bullish Fund received a voluntary reimbursement of $6,115 from MCM for investment losses on certain foreign exchange transactions.

Related Party Transactions — WTAM or its affiliates may from time to time own shares of a Fund. As of February 28, 2018, WTAM held shares of the following Funds which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	Fund Shares held by WTAM	Market Value of Fund Shares held by WTAM	Dividends paid to WTAM on Fund Shares held by WTAM
Yield Enhanced U.S. Aggregate Bond Fund	1,523	$74,825	$986
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	22	1,080	4
Floating Rate Treasury Fund	163	4,085	28
Emerging Markets Local Debt Fund	152	5,931	113
Interest Rate Hedged High Yield Bond Fund	585	14,093	303
CBOE S&P 500 PutWrite Strategy Fund	343	9,841	335

4. CAPITAL SHARE TRANSACTIONS

As of February 28, 2018, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. Generally, Funds issue and redeem shares on a cash basis, however, shares may also be issued or redeemed in kind. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the six months or period ended February 28, 2018 are shown in the following table. Realized gains and

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Notes to Financial Statements (unaudited) (continued)

losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

	Non-U.S. Government Securities		U.S. Government Securities		In-kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales	Purchases	Sales
U.S. Dollar Bullish Fund	$—	$—	$—	$—	$—	$—
Brazilian Real Strategy Fund	—	—	—	—	—	—
Chinese Yuan Strategy Fund	—	—	—	—	—	—
Emerging Currency Strategy Fund	—	—	—	—	—	—
Asia Local Debt Fund	7,154,173	5,882,324	—	—	—	—
Interest Rate Hedged U.S. Aggregate Bond Fund	3,161,357	2,236,426	17,420,986	13,453,018	—	—
Negative Duration U.S. Aggregate Bond Fund	8,597,395	3,485,267	25,494,971	17,032,295	—	—
Yield Enhanced U.S. Aggregate Bond Fund	37,470,202	28,289,216	230,796,860	143,411,043	131,711,841	3,282,142
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	3,718,592	3,139,172	12,258,318	10,773,894	22,290,495	—
Floating Rate Treasury Fund	—	—	4,478,253	1,358,147	624,630	1,247,157
Emerging Markets Corporate Bond Fund	40,474,188	39,438,283	—	—	—	—
Emerging Markets Local Debt Fund	48,898,670	73,430,534	—	—	10,460,670	17,491,805
Interest Rate Hedged High Yield Bond Fund	97,974,930	14,794,511	—	—	1,978,327	—
Negative Duration High Yield Bond Fund	9,742,292	6,719,372	—	—	—	—
CBOE Russell 2000 PutWrite Strategy Fund[1]	—	—	—	—	—	—
CBOE S&P 500 PutWrite Strategy Fund	—	—	—	—	—	—
Managed Futures Strategy Fund (consolidated)	—	—	—	—	—	—
[1]	For the period February 1, 2018 (commencement of operations) through February 28, 2018.

6. FEDERAL INCOME TAXES

At February 28, 2018, the cost of investments (including securities on loan, derivatives and securities sold short) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar Bullish Fund	$50,447,708	$617	$(62)	$555
Brazilian Real Strategy Fund	14,794,135	167	—	167
Chinese Yuan Strategy Fund	38,861,937	215	(41)	174
Emerging Currency Strategy Fund	43,266,437	389	(33)	356
Asia Local Debt Fund	20,724,574	451,184	(1,002,603)	(551,419)
Interest Rate Hedged U.S. Aggregate Bond Fund	28,184,093	35,253	(457,200)	(421,947)
Negative Duration U.S. Aggregate Bond Fund	30,175,397	22,402	(489,358)	(466,956)
Yield Enhanced U.S. Aggregate Bond Fund	388,824,150	1,084,538	(8,376,075)	(7,291,537)
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	30,559,972	220	(334,715)	(334,495)
Floating Rate Treasury Fund	3,747,956	374	(37)	337
Emerging Markets Corporate Bond Fund	50,608,517	605,142	(695,961)	(90,819)
Emerging Markets Local Debt Fund	234,393,643	6,496,835	(26,133,487)	(19,636,652)
Interest Rate Hedged High Yield Bond Fund	150,840,163	631,471	(1,665,073)	(1,033,602)
Negative Duration High Yield Bond Fund	19,830,148	142,484	(219,532)	(77,048)
CBOE Russell 2000 PutWrite Strategy Fund	1,482,612	—	(7)	(7)
CBOE S&P 500 PutWrite Strategy Fund	149,776,557	—	(6,527)	(6,527)
Managed Futures Strategy Fund (consolidated)	217,808,752	366	(65,758,505)	(65,758,139)

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Notes to Financial Statements (unaudited) (concluded)

7. RECENT ACCOUNTING PRONOUNCEMENT

In March 2017, the FASB issued ASU 2017-08 Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in ASU 2017-08 shorten the amortization period for certain callable debt securities held at a premium. Specifically, the amendments require the premium to be amortized to the earliest call date. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. WTAM is currently evaluating the impact that the adoption of this guidance will have on the Trust’s financial statements and related disclosures.

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Approval of Investment Advisory and Sub-Advisory Agreements (unaudited)

Consideration of the Renewal of Investment Advisory and Sub-Investment Advisory Agreements with respect to all Funds (except the WisdomTree CBOE Russell 2000 PutWrite Strategy Fund and the WisdomTree Barclays Yield Enhanced U.S. Short-Term Aggregate Bond Fund)

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 26-27, 2017 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the renewal of the Investment Advisory Agreements between WisdomTree Asset Management, Inc. (“WTAM”) and the Trust, on behalf of each series included in this report (except, the WisdomTree CBOE Russell 2000 PutWrite Strategy Fund and the WisdomTree Barclays Yield Enhanced U.S. Short-Term Aggregate Bond Fund) (each, a “Fund,” and, collectively, the “Funds”), pursuant to which WTAM provides the Funds with investment advisory services (the “Advisory Agreements”), the Sub-Advisory Agreement (the “MCM Sub-Advisory Agreement”), pursuant to which BNY Mellon Asset Management North America Corporation (“MCM”) coordinates the investment and reinvestment of the assets of the Funds, except WisdomTree Emerging Markets Corporate Bond Fund, and the Investment Sub-Advisory Agreement (together with the MCM Sub-Advisory Agreement, the “Sub-Advisory Agreements,” and, collectively with the Advisory Agreements and the MCM Sub-Advisory Agreement, the “Agreements”), pursuant to which Voya Investment Management Co. LLC (“Voya,” and, together with MCM, the “Sub-Advisers”) coordinates the investment and reinvestment of the assets of the WisdomTree Emerging Markets Corporate Bond Fund.

The Independent Trustees requested, and WTAM provided, such information as the Independent Trustees, with advice from independent legal counsel, deemed reasonably necessary to evaluate the Agreements. At a meeting of a committee of Independent Trustees (the “Contracts Review Committee”) held on August 3, 2017, representatives from WTAM presented preliminary information to the Trustees relating to the continuance of the Agreements, and the Trustees, including the Independent Trustees, reviewed and discussed such information. Further information was presented at the Board’s request at the Meeting.

The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Advisers. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds.

The Board considered information provided to them at the Meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the Funds, recognizing WTAM’s and the Sub-Advisers’ operational capabilities and resources. The Board also discussed the role of WisdomTree Investments, Inc. (“WTI”), the parent of WTAM, as index provider to certain Funds, which comprise the substantial majority of assets in the WisdomTree fund complex. The Board noted that the strategies represented by those Funds tracking affiliated WTI indexes are unique, based on WTI’s intellectual property and are only available for use by applicable Funds through WTAM. The Board noted WTAM’s belief that shareholders have invested in such Funds on the strength of WTI’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Funds based on the WTI indexes. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Advisers, including oversight of the Sub-Advisers’ adherence to each Fund’s investment strategy and restrictions, monitoring of the Sub-Advisers’ buying and selling of securities and derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Advisers and oversight of, and the provision of consultation to, the Sub-Advisers with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM provides oversight of day-to-day Fund operations, including fund accounting, tax matters, administration and legal assistance in meeting disclosure and regulatory requirements. Based on management’s representations, the Board expected that there would be no reduction in the scope of services required by or provided by WTAM and the Sub-Advisers under the relevant Agreements. The Board noted that WTAM has continued to commit significant resources toward the fund complex and has made substantial investments to improve the services offered by WTAM, which benefit Fund shareholders.

Based on review of this information and the other factors considered at the Meeting, the Board concluded that the nature, extent and quality of services provided by WTAM and the Sub-Advisers under the Advisory Agreements and Sub-Advisory Agreements, respectively, are adequate and appropriate and supported the Board’s approval of the renewal of the Agreements.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio.

The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (1) measuring each index Fund’s performance by how well it tracked the

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Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

relevant benchmark index (2) comparing, with respect to the actively-managed Funds, each Fund’s performance with the performance of a group of comparable funds (the “Performance Group”) for various periods ended May 31, 2017, and (3) comparing each Fund’s actual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and, with respect to total expenses, with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Contracts Review Committee and the Independent Trustees previously had reviewed and discussed the methodology Broadridge used to select the Performance Groups, Expense Groups and Expense Universes. The Board noted that the Performance Groups, Expense Groups and Expense Universes included only pure-index and index-based exchange traded funds (“ETFs”) as comparison funds, except that the Performance Groups, Expense Groups and Expense Universes for the actively-managed Funds included either only actively-managed ETFs or a mix of actively-managed and passively-managed ETFs as comparison funds. The Board also noted that due to the special characteristics of certain Funds, there are limitations in providing comparable funds in the Performance Groups, Expense Groups and Expense Universes, and the information in the Broadridge reports may or may not provide meaningful direct comparisons to the Funds. The Board also reviewed reports prepared by WTAM presenting performance data for Funds with ten years of performance history and for WisdomTree indexes with at least three years of performance history that are tracked by an index Fund.

The Board discussed the index Funds’ performance, noting that the substantial majority of index Funds seek to track their own WisdomTree benchmark index. During the prior year, the Board received periodic reports on the Funds’ performance in comparison to their relevant benchmark indexes. The Board also discussed the performance of the actively-managed Funds and noted that total return performance of the Funds was variously above and below the relevant Performance Group medians for the time periods measured. In response to questions from the Independent Trustees, WTAM representatives discussed the relative performance of the Funds and the factors affecting such performance. On that basis, the Board determined to monitor carefully in the coming year disparities in performance — both positive and negative — but did not believe that the disparities in the past reflected any characteristics requiring immediate action by WTAM or a Sub-Adviser.

The Board also reviewed the range of actual management fees and total expenses of the Expense Group funds and, with respect to total expenses, Expense Universe funds, as well as the advisory fees and total expenses of certain funds not included in the Broadridge reports that WTAM considers to be significant competitors of the Funds, and discussed the results of the comparisons. With respect to comparisons of actual management fees, the Board noted the Funds’ unitary fee structure and that the Expense Groups and Expense Universes generally included both ETFs with and without a unitary fee structure. The Board also noted that certain comparison funds in certain Expense Groups and Expense Universes benefited from waivers of all or a portion of their management fees and reimbursement of certain operating expenses. The Board noted that the total expenses of many of the Funds were within five basis points of the median or average total expenses of the funds in the Funds’ respective Expense Groups. In those specific instances where a Fund’s total expenses departed more significantly from comparative funds, the Independent Trustees sought explanations from WTAM, which generally attributed the disparities to the limitations within peer data (including actively-managed Funds with a peer group that included index-based funds) and/or the unique attributes of a Fund.

The Board considered the fees to the Sub-Advisers in relation to the fees paid to WTAM by the Funds and the respective services provided by the Sub-Advisers and WTAM. The Board also noted that the Sub-Advisers’ fees are paid by WTAM (out of its fee paid by the relevant Funds) and not the Funds. The Board considered the meaningful differences in the services that WTAM provides to the Funds as compared to the Sub-Advisers, including that the role of a Sub-Adviser in making investment recommendations with respect to a Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the entrepreneurial and expense risk borne by WTAM that is associated with the Funds’ unitary fee structure, which frequently includes minimum fees (such as those to a Sub-Adviser), regardless of whether the asset size of a Fund has grown to a sufficient size.

Based on this review and the other factors considered at the Meeting, the Board concluded that, with respect to each Fund, the Fund’s performance, the fees paid to WTAM and the relevant Sub-Adviser and the Fund’s total expenses supported the Board’s approval of the renewal of the relevant Agreements.

Analysis of Profitability and Economies of Scale.

WTAM representatives reviewed the expenses allocated and profit received by WTAM and the resulting profitability percentage for managing each Fund and the aggregate profitability percentage to WTAM for managing the WisdomTree fund complex, and the method used to determine the expenses and profit.

The Board considered the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by WTAM and the Sub-Advisers, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for each Fund and the extent to which economies of scale would be realized if the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. WTAM representatives noted that a discussion of economies of scale is predicated on a Fund having achieved a substantial size and that, if a

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Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

Fund’s assets had been decreasing, the possibility that WTAM may have realized any economies of scale would be less. WTAM representatives also noted that, as a result of shared and allocated costs among the WisdomTree funds, the extent of economies of scale could depend substantially on the level of assets in the fund complex as a whole. The Board noted that certain Funds had grown rapidly over a relatively short period of time after longer periods of slow or no growth, during which there were years of losses for WTAM in managing such Funds that had only recently turned profitable and years of substantial cumulative losses to WTAM in managing the fund complex as a whole. WTAM representatives stated that there has been significant volatility in the assets of individual Funds and in the fund complex as a whole over time (including volatility in profitability) and that it was not clear that current asset levels will be maintained. WTAM representatives noted that assets in certain Funds have diminished at times at a rapid rate (including during the last year) and could continue to do so. WTAM representatives also noted that economies of scale currently are shared with the Funds by way of the unitary fee structure of the Trust, as well as through additional investment in the WisdomTree business. The Board noted that the Contracts Review Committee had focused on the issue of economies of scale during its meetings. The Board also noted that it would continue to monitor the sharing of economies of scale, focusing in particular on Funds that have experienced significant asset growth, to determine the appropriateness of adding breakpoints in the future. The Board also considered potential benefits to WTAM and the Sub-Advisers from acting as investment adviser and sub-investment advisers, respectively, and noted that there were no soft dollar arrangements in effect for trading the Funds’ investments. Based on this review, the Board concluded that the profitability results were consistent with the services rendered and service levels provided by WTAM and the entrepreneurial risk WTAM has undertaken over time.

*    *    *    *    *    *

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its previous knowledge, gained through meetings and other interactions with WTAM and the Sub-Advisers, of the Funds and the services provided to the Funds by WTAM and the Sub-Advisers. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the Funds and the investment advisory and other services provided under the Agreements. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the renewal of the Agreements.

Consideration of the Approval of Investment Advisory and Sub-Advisory Agreements for the WisdomTree CBOE Russell 2000 PutWrite Strategy Fund (the “Fund”)

At a meeting of the Board of Trustees (the “Board”) of the WisdomTree Trust (the “Trust”) held on September 26-27, 2017, the Trustees (the “Trustees”), including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”), pursuant to which WisdomTree Asset Management, Inc. (“WTAM”) will provide the Fund with investment advisory services, and the Sub-Advisory Agreement (together with the Advisory Agreement, the “Agreements”), pursuant to which BNY Mellon Asset Management North America Corporation (the “Sub-Adviser”) will coordinate the investment and reinvestment of the assets of the Fund.

In considering whether to approve the Agreements, the Trustees considered and discussed information and analysis provided by WTAM and Broadridge Financial Solutions, Inc., an independent provider of investment company data. The Trustees noted that representatives from WTAM presented preliminary information to the Trustees regarding the Fund’s proposed investment objective, index methodology and principal investment strategies and risks at a meeting of the Fund’s Investment Committee, a committee of Independent Trustees, held on June 13, 2017. The Trustees were assisted in their review by counsel to the Trust and independent legal counsel, and met with counsel in executive session separate from WTAM representatives and the Sub-Adviser. In considering the approval of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services to be Provided to the Fund.

The Board considered information provided to them at the meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the WisdomTree funds, recognizing WTAM’s and the Sub-Adviser’s operational capabilities and resources. The Board noted WTAM’s belief that shareholders will invest in the Fund on the strength of WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Fund. The Board also noted the extensive responsibilities that WTAM will have as investment adviser to the Fund, including: the selection of, and supervisory responsibilities and activities over, the Sub-Adviser, including oversight of the Sub-Adviser’s adherence to the Fund’s investment strategy and restrictions, monitoring of the Sub-Adviser’s buying and selling of securities and derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Adviser and oversight of, and the provision of consultation to, the Sub-Adviser with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Fund’s portfolio holdings; oversight of general Fund

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	147

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (concluded)

compliance with federal and state laws; and implementation of Board directives as they relate to the Fund. The Board also considered research support available to, and management capabilities of, the Fund’s management personnel and that WTAM will provide oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements.

Based on review of this information and the other factors considered at the meeting, the Board concluded that the nature, extent and quality of services to be provided by WTAM and the Sub-Adviser under the Advisory Agreement and Sub-Advisory Agreement, respectively, are adequate and appropriate and supported the Board’s approval of the Agreements.

Comparative Analysis of the Fund’s Performance, Advisory Fees and Fund Expenses.

As the Fund had not yet commenced operations, the Board was not able to review the Fund’s performance. The Board discussed with WTAM representatives the portfolio management team and the investment strategies to be employed in the management of the Fund’s assets. The Board noted the reputation and experience of WTAM and the Sub-Adviser.

The Board considered the fees to be paid to WTAM by the Fund. The Board examined the fee to be paid by the Fund in light of fees paid to other investment advisers by comparable funds and the method of computing the Fund’s fee. The Board noted the proposed fee waiver arrangements. The Board also considered the fee to be paid to the Sub-Adviser in relation to the fee to be paid to WTAM by the Fund and the respective services to be provided by the Sub-Adviser and WTAM. The Board also noted the Sub-Adviser’s fee will be paid by WTAM (out of its fee paid by the Fund) and not the Fund. The Board considered the meaningful differences in the services that WTAM will provide to the Fund as compared to the Sub-Adviser, including that the role of the Sub-Adviser in making investment recommendations with respect to the Fund is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the entrepreneurial and expense risk to be borne by WTAM that is associated with the Fund’s unitary fee structure, which includes minimum fees (such as those to the Sub-Adviser), regardless of whether the asset size of the Fund grows to a sufficient size. Based on this review, the Board concluded that the fees to be paid to WTAM and the Sub-Adviser supported the Board’s approval of the Agreements.

Analysis of Profitability and Economies of Scale.

As the Fund had not yet commenced operations, WTAM representatives were not able to review the dollar amount of expenses allocated and profit received by WTAM, or any economies of scale. The Board considered potential benefits to WTAM and the Sub-Adviser from acting as investment adviser and sub-adviser, respectively. The Board also considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements and their ability to review the advisory fees annually after the initial term of the Agreements. The Board determined that because the Fund had not yet commenced operations, economies of scale were not a factor, but, to the extent in the future it were determined that material economies of scale had not been shared with the Fund, the Board would seek to have those economies of scale shared with the Fund in connection with future renewals.

*    *    *    *    *    *

In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its knowledge, gained through meetings and other interactions with WTAM and the Sub-Adviser, of other funds advised by WTAM and the Sub-Adviser. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the Agreements.

148	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained upon request, at no charge, by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	149

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols, as of February 28, 2018:

WisdomTree Domestic Equity Funds

WisdomTree U.S. Dividend ex-Financials Fund (DTN)

WisdomTree U.S. Earnings 500 Fund (EPS)

WisdomTree U.S. High Dividend Fund (DHS)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

WisdomTree U.S. MidCap Dividend Fund (DON)

WisdomTree U.S. MidCap Earnings Fund (EZM)

WisdomTree U.S. Multifactor Fund (USMF)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

WisdomTree U.S. Quality Shareholder Yield Fund (QSY)

WisdomTree U.S. SmallCap Dividend Fund (DES)

WisdomTree U.S. SmallCap Earnings Fund (EES)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

WisdomTree U.S. Total Dividend Fund (DTD)

WisdomTree U.S. Total Earnings Fund (EXT)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

WisdomTree Australia Dividend Fund (AUSE)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

WisdomTree Emerging Markets Dividend Fund (DVEM)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

WisdomTree Emerging Markets High Dividend Fund (DEM)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Global ex-Mexico Equity Fund (XMX)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree Global High Dividend Fund (DEW)

WisdomTree Global SmallCap Dividend Fund (GSD)

WisdomTree India Earnings Fund (EPI)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree Dollar Sensitive Equity Funds

WisdomTree Strong Dollar Emerging Markets Equity Fund (EMSD)

WisdomTree U.S. Domestic Economy Fund (WUSA)

WisdomTree U.S. Export and Multinational Fund (WEXP)

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

WisdomTree Europe Hedged Equity Fund (HEDJ)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

WisdomTree Europe Domestic Economy Fund (EDOM)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Germany Hedged Equity Fund (DXGE)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International Equity Fund (DWM)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

WisdomTree International High Dividend Fund (DTH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International Quality Dividend Growth Fund (IQDG)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Japan Hedged Financials Fund (DXJF)

WisdomTree Japan Hedged Health Care Fund (DXJH)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

WisdomTree Japan Hedged Real Estate Fund (DXJR)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree Currency Strategy Funds

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

WisdomTree Brazilian Real Strategy Fund (BZF)

WisdomTree Chinese Yuan Strategy Fund (CYB)

WisdomTree Emerging Currency Strategy Fund (CEW)

WisdomTree Fixed Income Funds

WisdomTree Asia Local Debt Fund (ALD)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

WisdomTree Barclays Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund (AGND)

WisdomTree Barclays Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

WisdomTree Bloomberg Floating Rate Treasury Fund (USFR)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Fundamental U.S. Corporate Bond Fund (WFIG)

WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (WFHY)

WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund (SFIG)

WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

WisdomTree Alternative Funds

WisdomTree CBOE Russell 2000 PutWrite Strategy Fund (RPUT)

WisdomTree CBOE S&P 500 PutWrite Strategy Fund (PUTW)

WisdomTree Continuous Commodity Index Fund (GCC)

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

WisdomTree Managed Futures Strategy Fund (WTMF)

WisdomTree Asset Allocation Funds

WisdomTree Balanced Income Fund (WBAL)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you cannot invest directly in an index.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers.

Fixed income investments are subject to interest rate risk; their value will normally decline as interest rates rise. In addition, when interest rates fall, income may decline. Fixed income investments are also subject to credit risk, the risk that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. High-yield or “junk” bonds have lower credit ratings and involve a greater risk to principal. One of the risks associated with the Managed Futures Strategy Fund (WTMF) is the complexity of the different factors which contribute to the Fund’s performance, as well as their correlation (or non-correlation) to other asset classes. These factors include use of long and short positions in commodity futures contracts, currency forward contracts, swaps and other derivatives. An investment in WTMF is speculative and involves a substantial degree of risk. WTMF should not be used as a proxy for taking long only (or short only) positions in commodities or currencies. In markets without sustained price trends or markets that quickly reverse or “whipsaw” WTMF may suffer significant losses. Unlike typical exchange-traded funds, there are no indexes that the actively managed Currency Strategy Funds, actively managed Fixed Income Funds or WTMF attempt to track or replicate. Thus, the ability of these Funds to achieve their objectives will depend on the effectiveness of the portfolio manager. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only by Authorized Participants in large creation unit sizes of shares.

WisdomTree Trust

245 Park Avenue, 35th Floor

New York, NY 10167

Currency Strategy Funds

WisdomTree Bloomberg U.S. Dollar Bullish Fund

WisdomTree Brazilian Real Strategy Fund

WisdomTree Chinese Yuan Strategy Fund

WisdomTree Emerging Currency Strategy Fund

Fixed Income Funds

WisdomTree Asia Local Debt Fund

WisdomTree Barclays Interest Rate Hedged U.S. Aggregate Bond Fund

WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund

WisdomTree Barclays Yield Enhanced U.S. Short-Term Aggregate Bond Fund

WisdomTree Bloomberg Floating Rate Treasury Fund

WisdomTree Emerging Markets Corporate Bond Fund

WisdomTree Emerging Markets Local Debt Fund

WisdomTree Interest Rate Hedged High Yield Bond Fund

WisdomTree Negative Duration High Yield Bond Fund

Alternative Funds

WisdomTree CBOE Russell 2000 PutWrite Strategy Fund

WisdomTree CBOE S&P 500 PutWrite Strategy Fund

WisdomTree Managed Futures Strategy Fund

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC, in the U.S. only.

WTGM-0707

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: May 4, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: May 4, 2018

By (Signature and Title)	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date: May 4, 2018